File Numbers 002-97564

811-04294

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Post-Effective Amendment Number	☒	41

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment Number	☒	332

VARIABLE ANNUITY ACCOUNT

(formerly Minnesota Mutual Variable Annuity Account)

(Exact Name of Registrant)

MINNESOTA LIFE INSURANCE COMPANY

(formerly The Minnesota Mutual Life Insurance Company)

(Name of Depositor)

400 ROBERT STREET NORTH, ST. PAUL, MINNESOTA 55101-2098

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(651) 665-3500

(Depositor’s Telephone Number, Including Area Code)

Gary R. Christensen, Esq.

Senior Vice President, Secretary and

General Counsel

Minnesota Life Insurance Company

400 Robert Street North

St. Paul, Minnesota 55101-2098

(Name and Address of Agent for Service)

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☒	on May 1, 2020 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(i)

☐	on (date) pursuant to paragraph (a)(i)

☐	75 days after filing pursuant to paragraph (a)(ii)

☐	on (date) pursuant to paragraph (a)(ii) of Rule 485.

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED

Variable Annuity Contracts

PART A

INFORMATION REQUIRED IN A PROSPECTUS

Variable Annuity Contract Prospectus

Flexible Payment and Single Payment Variable Annuity Contracts

of Minnesota Life’s Variable Annuity Account

Combination Fixed and Variable Annuity Contracts for Personal Retirement Plans

Minnesota Life Insurance Company

(“Minnesota Life”)

400 Robert Street North

St. Paul, Minnesota 55101-2098

Telephone: 1-800-362-3141

https://www.securian.com

This Prospectus describes individual, single and flexible payment, variable annuity contracts (the “Contract(s)”) offered by Minnesota Life Insurance Company. The contracts may be used in connection with all types of personal retirement plans. They may also be used apart from those plans.

You may invest your contract values in our Variable Annuity Account or our General Account. The Variable Annuity Account invests in the following Fund portfolios:

•	Fidelity® Variable Insurance Products Funds
•	Equity-Income Portfolio — Service Class 2 Shares
•	Mid Cap Portfolio — Service Class 2 Shares
•	Franklin Templeton Variable Insurance Products Trust
•	Franklin Small-Mid Cap Growth VIP Fund — Class 2 Shares
•	Templeton Developing Markets VIP Fund — Class 2 Shares
•	Ivy Variable Insurance Portfolios
•	Ivy VIP Asset Strategy — Class II Shares
•	Ivy VIP Balanced — Class II Shares
•	Ivy VIP Core Equity — Class II Shares
•	Ivy VIP Global Growth — Class II Shares
•	Ivy VIP International Core Equity — Class II Shares
•	Ivy VIP Science and Technology — Class II Shares
•	Ivy VIP Small Cap Core — Class II Shares
•	Ivy VIP Small Cap Growth — Class II Shares
•	Ivy VIP Value — Class II Shares
•	Janus Aspen Series
•	Janus Henderson Forty Portfolio — Service Shares
•	Janus Henderson Overseas Portfolio — Service Shares
•	Securian Funds Trust
•	SFT Core Bond Fund — Class 2 Shares
•	SFT Government Money Market Fund
•	SFT Index 400 Mid-Cap Fund — Class 2 Shares
•	SFT Index 500 Fund — Class 2 Shares
•	SFT International Bond Fund — Class 2 Shares
•	SFT IvySM Growth Fund*
•	SFT IvySM Small Cap Growth Fund*
•	SFT Real Estate Securities Fund — Class 2 Shares
•	SFT Wellington Core Equity Fund — Class 2 Shares
*	‘Ivy’ is the service mark of Ivy Distributors, Inc., an affiliate of the Ivy Investment Management Company, the fund’s subadvisor.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for portfolio companies available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from us electronically by calling our customer service line at 800-362-3141.

You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by calling our customer service line at 800-362-3141. Your election to receive reports in paper will apply to all portfolio companies under your contract.

Your contract’s accumulation value and the amount of each variable annuity payment will vary in accordance with the performance of the Fund investment portfolio(s) (“Portfolio(s)”) you select. You bear the entire investment risk for amounts you allocate to those Portfolios.

This Prospectus includes the information you should know before purchasing a contract. You should read it and keep it for future reference. A Statement of Additional Information, with the same date, contains further contract information. It has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling 1-800-362-3141 or by writing to us at our office at 400 Robert Street North, St. Paul, Minnesota 55101-2098. The table of contents for the Statement of Additional Information may be found at the end of this Prospectus. A copy of the text of this Prospectus and the Statement of Additional Information may also be found at the SEC’s web site: http://www.sec.gov, via its EDGAR database.

This Prospectus is not valid unless accompanied by a current prospectus of the Fund portfolios shown above.

These securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

This Prospectus should be read carefully and retained for future reference.

The date of this Prospectus and of the Statement of Additional Information is: May 1, 2020.

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No dealer, salesman, or other person is authorized to give any information or make any representations in connection with this offering other than those contained in the Prospectus, and, if given or made, such other information or representations must not be relied upon.

Special Terms

As used in this Prospectus, the following terms have the indicated meanings:

Accumulation Unit:    an accounting device used to determine the value of a contract before annuity payments begin.

Accumulation Value:    the sum of your values under a contract in the General Account and in the Variable Annuity Account.

Annuitant:    the person who may receive lifetime benefits under the contract.

Annuity:    a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain.

Annuity Unit:    an accounting device used to determine the amount of annuity payments.

Code:    the Internal Revenue Code of 1986, as amended.

Contract Owner:    the owner of the contract, which could be a natural person(s), or by a corporation, trust, or custodial account that holds the contract as agent for the sole benefit of a natural person(s). The owner has all rights under this contract.

Contract Year:    a period of one year beginning with the contract date or a contract anniversary.

Fixed Annuity:    an annuity providing for payments of guaranteed amounts throughout the payment period.

Fund(s) or Portfolio(s):    the mutual funds whose separate investment portfolios we have designated as eligible investments for the Variable Annuity Account. Currently these include the funds or portfolios shown on the cover page of this Prospectus, and in the Question and Answer section following.

General Account:    all of our assets other than those in the Variable Annuity Account or in our other separate accounts.

Plan:    a tax-qualified employer pension, profit-sharing, or annuity purchase plan under which benefits are to be provided by the contract.

Purchase Payments:    amounts paid to us under your contract.

Separate Account:    see definition of Variable Annuity Account.

Valuation Date or Valuation Days:    each date on which a Fund Portfolio is valued.

Variable Annuity Account:    a separate investment account called the Variable Annuity Account. The investment experience of its assets is kept separate from our other assets.

Variable Annuity:    an annuity providing for payments varying in amount in accordance with the investment experience of the Fund.

We, Our, Us:    Minnesota Life Insurance Company.

You, Your:    the Contract Owner.

How To Contact Us

We make it easy for you to find information on your annuity. Here’s how you can get the answers you need.

On the Internet

Visit our online servicing site 24 hours a day, 7 days a week at www.securian.com/myaccount.

Annuity Service Line

●  Call our service line at 1-800-362-3141 to speak with one of our customer service representatives. They’re available Monday through Friday from 7:30 a.m. to 4:30 p.m. Central Time during normal business days.

By Mail

●  Purchase Payments, service requests, and inquiries sent by regular mail should be sent to:

Minnesota Life

Annuity Services

P.O. Box 64628

St. Paul, MN 55164-0628

●  All overnight express mail should be sent to:

Annuity Services A3-9999

400 Robert Street North

St. Paul, MN 55101-2098

●	To receive a current copy of the MultiOption® Variable Annuity Statement of Additional Information (SAI) without charge, call 1-800-362-3141, or complete and detach the following and send it to:

Minnesota Life Insurance Company

Annuity Services

P.O. Box 64628

St. Paul, MN 55164-0628

Name Address City State Zip

Questions and Answers About

the Variable Annuity Contracts

What is an annuity?

An annuity is a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain. An annuity with payments which are guaranteed as to amount during the payment period is a fixed annuity. An annuity with payments which vary during the payment period in accordance with the investment experience of a separate account is called a variable annuity. An annuity contract may also be “deferred” or “immediate.” An immediate annuity contract is one which begins annuity payments right away, generally within a month or two after our receipt of your purchase payment. A deferred annuity contract, as its name infers, delays the beginning of your annuity payments until a later date. During this deferral period, your annuity purchase payments have the chance to accumulate on a tax deferred basis.

What are the contracts offered by this Prospectus?

The contracts are combined fixed and variable annuity contracts issued by us which provide for monthly annuity payments. These payments may begin immediately or at a future date you specify. We allocate your purchase payments either to our General Account or Variable Annuity Account. The Variable Annuity Account invests in one or more Fund Portfolios. There are no interest or principal guarantees on your contract values, in the Variable Annuity Account. In the General Account, your purchase payments receive certain interest and principal guarantees.

What types of variable annuity contracts are available?

We offer two types of contracts. They are the single payment variable annuity contract and the flexible payment variable annuity contract.

What investment options are available for the Variable Annuity Account?

Purchase payments allocated to the Variable Annuity Account are invested exclusively in shares of one or more Fund Portfolios. We reserve the right to add, combine or remove other eligible funds.

There is no assurance that any Portfolio will meet its objectives. Detailed information about the investment objectives and policies of the Portfolios can be found in the current prospectus for each Fund, which are attached to this prospectus. You should carefully read the Fund’s prospectus before investing in the contract.

Can you change the Portfolio selected?

Yes. You may change your allocation of future purchase payments by giving us written notice, or a telephone call notifying us of the change. Before annuity payments begin, you may transfer all or a part of your accumulation value from one Portfolio to another and/or the General Account. After annuity payments begin, you may instruct us to transfer amounts held as annuity reserves among the variable annuity sub-accounts, subject to some restrictions. During the annuity period, annuity reserves may be transferred only from a variable annuity to a fixed annuity. Currently no charges are imposed on transfers between portfolios, however we reserve the right to impose such charges in the future.

What charges are associated with the contracts?

We deduct a daily charge equal to an annual rate of 1.25% for mortality and expense risk guarantees. We reserve the right to increase the charge to not more than 1.40%.

We deduct a deferred sales charge on contract withdrawals, surrenders and some annuity elections during the first ten contract years for expenses relating to the sale of the contracts. The amount of any deferred sales charge is deducted from the accumulation value.

Under the flexible payment variable annuity contract, the amount of deferred sales charge, as a percentage of the amount surrendered, withdrawn or applied to provide an annuity, decreases uniformly during the first ten contract years from an initial charge of 9% to no charge after ten contract years.

Under the single payment variable annuity contract, the amount of the deferred sales charge, as a percentage of the amount surrendered, withdrawn or applied to provide an annuity, decreases uniformly during the first ten contract years from an initial charge of 6% to no charge after ten contract years.

The deferred sales charge is not applicable to some partial withdrawals from the contracts. Also, there is no deferred sales charge on amounts paid in the event of the death of the owner and the accumulation value is applied to provide annuity payments under an option where benefits are expected to continue for a period of at least five years.

We may also deduct any applicable premium taxes (currently such taxes range from 0.0% to 3.5%) depending upon applicable law.

We reserve the right to impose a charge on transfers between portfolios, however no charge is currently imposed. We also reserve the right to assess a $100 fee to cover administrative costs associated with an exchange, if you exchange from another contract to this one.

Expense Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Single Payment Deferred Variable Annuity Contract

Contract Owner Transaction Expenses

Deferred Sales Load (as a percentage of amount surrendered)	6% decreasing uniformly by .05% for each of the first 120 months from the contract date

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Portfolio company expenses.

Separate Account Annual Expenses

(as a percentage of average account value)

	Current Charge	Maximum Possible Charge
Mortality and Expense Risk Fees*	1.25%	1.40%

Total Separate Account Annual Expenses	1.25%	1.40%

Flexible Payment Deferred Variable Annuity Contract

Contract Owner Transaction Expenses

Deferred Sales Load (as a percentage of amount surrendered)	9% decreasing uniformly by .075% for each of the first 120 months from the contract date

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Portfolio company expenses.

Separate Account Annual Expenses

(as a percentage of average account value)

	Current Charge	Maximum Possible Charge
Mortality and Expense Risk Fees*	1.25%	1.40%

Total Separate Account Annual Expenses	1.25%	1.40%

*Note:	We reserve the right to increase the mortality and expense risk fee to not more than the amount shown in the column “Maximum Possible Charge”.

The next item shows the minimum and maximum total operating expenses charged by the Portfolios before any expense waivers or reimbursements, that you may pay periodically during the time that you own either the Single Payment or Flexible Payment Deferred Variable Annuity contracts. More detail concerning each of the Portfolios fees and expenses is contained in the prospectus for each Portfolio.

	Minimum	Maximum
Total Annual Portfolio Company Operating Expenses	0.45%	1.41%
(expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)

Contract Owner Expense Example

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, separate account annual expenses, and Portfolio company fees and expenses.

MultiOption Single

Contract Owner Expense Example — Current Separate Account Expenses

The example assumes that you invest $10,000 in the contract. The example also assumes that your investment has a 5% return each year and includes the current separate account expenses of 1.25%, and shows the result with both the minimum and the maximum total fees and expenses of the portfolios available before any expense waiver or reimbursement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you surrendered your contract at the end of the applicable time period				If you annuitize at the end of the applicable time period or you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
Maximum Portfolio Expenses	$766	$1,232	$1,713	$2,993	$269	$826	$1,410	$2,993
Minimum Portfolio Expenses	$675	$952	$1,241	$2,009	$173	$536	$923	$2,009

Contract Owner Expense Example — Maximum Separate Account Expenses

The example assumes that you invest $10,000 in the contract. The example also assumes that your investment has a 5% return each year and includes the maximum possible separate account expenses of 1.40%, and shows the result with both the minimum and the maximum total fees and expenses of the portfolios available before any expense waiver or reimbursement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you surrendered your contract at the end of the applicable time period				If you annuitize at the end of the applicable time period or you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
Maximum Portfolio Expenses	$781	$1,274	$1,785	$3,138	$284	$871	$1,484	$3,138
Minimum Portfolio Expenses	$689	$997	$1,316	$2,169	$188	$582	$1,001	$2,169

MultiOption Flex

Contract Owner Expense Example — Current Separate Account Expenses

The example assumes that you invest $10,000 in the contract. The example also assumes that your investment has a 5% return each year and includes the current separate account expenses of 1.25%, and shows the result with both the minimum and the maximum total fees and expenses of the portfolios available before any expense waiver or reimbursement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you surrendered your contract at the end of the applicable time period				If you annuitize at the end of the applicable time period or you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
Maximum Portfolio Expenses	$1,015	$1,434	$1,865	$2,993	$269	$826	$1,410	$2,993
Minimum Portfolio Expenses	$926	$1,161	$1,399	$2,009	$173	$536	$923	$2,009

Contract Owner Expense Example — Maximum Separate Account Expenses

The example assumes that you invest $10,000 in the contract. The example also assumes that your investment has a 5% return each year and includes the maximum possible separate account expenses of 1.40%, and shows the result with both the minimum and the maximum total fees and expenses of the portfolios available before any expense waiver or reimbursement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you surrendered your contract at the end of the applicable time period				If you annuitize at the end of the applicable time period or you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
Maximum Portfolio Expenses	$1,029	$1,476	$1,935	$3,138	$284	$871	$1,484	$3,138
Minimum Portfolio Expenses	$940	$1,204	$1,474	$2,169	$188	$582	$1,001	$2,169

The examples in these tables should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

Condensed Financial Information and Financial Statements

The financial history of each sub-account may be found in the Appendix under the heading “Condensed Financial Information.” The complete financial statements of the Variable Annuity Account and Minnesota Life are included in the Statement of Additional Information.

Can you make partial withdrawals from the contract?

Yes. You may make withdrawals of the accumulation value of your contract before an annuity begins. Your request for a partial withdrawal must be in writing on a Minnesota Life form.

Partial withdrawals are generally subject to the deferred sales charge. However, if withdrawals during the first calendar year are equal to or less than 10% of the purchase payments made during the first year and, if in subsequent calendar years they are equal to or less than 10% of the accumulation value at the end of the previous calendar year, the deferred sales charge will not apply to those partial withdrawals. The deferred sales charge described above will apply to all withdrawal amounts which exceed 10% of that accumulation value in any calendar year. In addition, a penalty tax on the amount of the taxable distribution may be assessed upon withdrawals from variable annuity contracts in certain circumstances including distributions made prior to the owner’s attainment of age 59 1⁄2.

Do you have a right to cancel the contract?

Yes. You may cancel the contract any time within ten days of your receipt of the contract by returning it to us or your agent. In some states, the free look period may be extended. In California, the free look period is extended to 30 days’ time. These rights are subject to change and may vary among the states.

Is there a guaranteed death benefit?

Yes. The single payment and flexible payment variable annuity contract each have a guaranteed death benefit if you die before annuity payments have started. The death benefit in the case of the single payment contract shall be equal to the greater of:

•	the amount of the accumulation value payable at death; or

•	the amount of the total purchase payments paid to us during the first year as consideration for this contract, less all contract withdrawals.

The death benefit in the case of the flexible payment contract shall be equal to the greater of:

•	the amount of the accumulation value payable at death; or

•	the amount of the total purchase payments paid to us, less all contract withdrawals.

What annuity options are available?

The annuity options available are:

•	a life annuity;

•	a life annuity with a period certain of 120 months, 180 months or 240 months;

•	a joint and last survivor annuity; and

•	a period certain annuity.

Each annuity option may be elected as a variable annuity or a fixed annuity or a combination of the two. Other annuity options may be available from us on request.

What if the owner dies?

If you die before payments begin, we will pay the contract accumulation value or total purchase payments, less withdrawals, to the beneficiary. If the annuitant dies after annuity payments have begun, we will pay whatever death benefit may be called for by the annuity option selected.

If the owner of this contract is other than a natural person, such as a trust, we will pay a death benefit of the accumulation value to the named beneficiary on the death of the annuitant if death occurs before annuity payments begin.

What voting rights do you have?

Contract owners and annuitants will be able to direct us as to how to vote shares of the Funds held for their contracts where shareholder approval is required by law in the affairs of the Funds.

General Descriptions

A. Minnesota Life Insurance Company

We are Minnesota Life Insurance company (“Minnesota Life”), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company (“Minnesota Mutual”), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, The Minnesota Mutual Life Insurance Company reorganized by forming a mutual insurance holding company named “Minnesota Mutual Companies, Inc.” The Minnesota Mutual Life Insurance Company continued its corporate existence following conversion to a Minnesota stock life insurance company named “Minnesota Life Insurance Company” (“Minnesota Life”). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named “Securian Financial Group, Inc.”, which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named “Securian Holding Company”, which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: 1-800-362-3141, internet address: www.securian.com. We are licensed to engage in life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico.

B. Variable Annuity Account

We established the Variable Annuity Account on September 10, 1984, in accordance with Minnesota law. The separate account is registered as a “unit investment trust” with the Securities and Exchange Commission under the Investment Company Act of 1940.

The assets of the Variable Annuity Account are not chargeable with liabilities arising out of any other business which we may conduct. The investment performance of the Variable Annuity Account is entirely independent of both the investment performance of our General Account and our other separate accounts. All obligations under the contracts are general corporate obligations of Minnesota Life.

The Variable Annuity Account has sub-accounts to which you may allocate purchase payments. Each sub-account invests in shares of a corresponding Portfolio of the Funds. Additional sub-accounts may be added at our discretion.

C. The Funds

Below is a list of the Portfolios and their investment adviser or sub-adviser. Prospectuses for the Funds must accompany this Prospectus. You should carefully read these Prospectuses before investing in the contract. If you received a Summary Prospectus for a Portfolio, please follow the directions on the first page of the Summary Prospectus to obtain a copy of the full Portfolio Prospectus.

Fund/Portfolio	Investment Adviser	Investment Sub-adviser
Fidelity® Variable Insurance Products Funds
Equity-Income Portfolio — Service Class 2 Shares	Fidelity Management & Research Company LLC (FMR)	Other investment advisers serve as sub-advisers for the fund.
Mid Cap Portfolio — Service Class 2 Shares	Fidelity Management & Research Company LLC (FMR)	Other investment advisers serve as sub-advisers for the fund.

Fund/Portfolio	Investment Adviser	Investment Sub-adviser
Franklin Templeton Variable Insurance Products Trust
Franklin Small-Mid Cap Growth VIP Fund — Class 2 Shares	Franklin Advisers, Inc.
Templeton Developing Markets VIP Fund — Class 2 Shares	Templeton Asset Management Ltd.
Ivy Variable Insurance Portfolios
Ivy VIP Asset Strategy — Class II Shares	Ivy Investment Management Company
Ivy VIP Balanced — Class II Shares	Ivy Investment Management Company
Ivy VIP Core Equity — Class II Shares	Ivy Investment Management Company
Ivy VIP Global Growth — Class II Shares	Ivy Investment Management Company
Ivy VIP International Core Equity — Class II Shares	Ivy Investment Management Company
Ivy VIP Science and Technology — Class II Shares	Ivy Investment Management Company
Ivy VIP Small Cap Core — Class II Shares	Ivy Investment Management Company
Ivy VIP Small Cap Growth — Class II Shares	Ivy Investment Management Company
Ivy VIP Value — Class II Shares	Ivy Investment Management Company
Janus Aspen Series
Janus Henderson Forty Portfolio — Service Shares	Janus Capital Management LLC
Janus Henderson Overseas Portfolio — Service Shares	Janus Capital Management LLC
Securian Funds Trust
SFT Core Bond Fund — Class 2 Shares	Securian Asset Management, Inc.
SFT Government Money Market Fund*	Securian Asset Management, Inc.
SFT Index 400 Mid-Cap Fund — Class 2 Shares	Securian Asset Management, Inc.
SFT Index 500 Fund — Class 2 Shares	Securian Asset Management, Inc.
SFT International Bond Fund — Class 2 Shares	Securian Asset Management, Inc.	Franklin Advisers, Inc.
SFT IvySM Growth Fund	Securian Asset Management, Inc.	Ivy Investment Management Company
SFT IvySM Small Cap Growth Fund	Securian Asset Management, Inc.	Ivy Investment Management Company

Fund/Portfolio	Investment Adviser	Investment Sub-adviser
SFT Real Estate Securities Fund — Class 2 Shares	Securian Asset Management, Inc.
SFT Wellington Core Equity Fund — Class 2 Shares	Securian Asset Management, Inc.	Wellington Management Company LLP

*

Although the SFT Government Money Market Fund seeks to preserve its net asset value at $1.00, per share, it cannot guarantee it will do so. An investment in the SFT Government Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. The SFT Government Money Market Fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the SFT Government Money Market Fund at any time. In addition, because of expenses incurred by Sub-Accounts in the Variable Annuity Account, during extended periods of low interest rates, the yield of the Sub-Account that invests in the SFT Government Money Market Fund may become extremely low and possibly negative.

D. Additions, Deletions or Substitutions

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the Variable Annuity Account. If investment in a Fund should no longer be possible or if we determine it becomes inappropriate for these contracts, we may substitute another Fund for a sub-account. Substitution may be with respect to existing accumulation values, future purchase payments and future annuity payments.

We may also establish additional sub-accounts in the Variable Annuity Account. We reserve the right to add, combine or remove any sub-accounts of the Variable Annuity Account. Each additional sub-account will purchase shares in a different Fund. Sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations in determining whether to eliminate one or more of the sub-accounts of the Variable Annuity Account. The addition of any investment option will be made available to existing contract owners on any basis we may determine.

We also reserve the right, when permitted by law, to de-register the Variable Annuity Account under the Investment Company Act of 1940, to restrict or eliminate any voting rights of the contract owners, and to combine the Variable Annuity Account with one or more of our other separate accounts.

The Fund serves as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both Minnesota Life and other affiliated and unaffiliated life insurance companies (shared funding). Shared funding also occurs when the Fund is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in the Fund at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in the Fund at the same time or (iii) participating qualified plans to invest in shares of the Fund at the same time as one or more life insurance companies. Neither the Fund nor Minnesota Life currently foresees any disadvantage, but if the Fund determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the Fund’s Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell Fund shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

E. Compensation Paid for the Sale of Contracts

Securian Financial Services, Inc. 400 Robert Street North, St. Paul, Minnesota 55101, (“Securian Financial”), an affiliate of Minnesota Life, is the principal underwriter of the contract. Securian Financial and other authorized broker-dealers sell contracts through their registered representatives, each of whom is also an insurance agent appointed by Minnesota Life. Commissions for the sale of contracts by broker-dealers other than Securian Financial are paid directly to such broker-dealers by Minnesota Life, in all cases as agent for Securian Financial, and as authorized by the broker-dealers. The amount of commission received by an individual registered representative in connection with the sale of a contract is determined by his or her broker-dealer. In the case of contracts sold by registered representatives of Securian Financial, commissions are paid directly to such registered representatives by Minnesota Life as agent for Securian Financial. Minnesota Life also pays compensation as agent for Securian Financial to general agents of Minnesota Life who are also Securian Financial registered representatives. The commissions and compensation described in this paragraph, and the payments to broker-dealers described below, do not result in charges against the contract that are in addition to the contract charges described elsewhere in this Prospectus. The following is a list of broker-dealers that are affiliated with Minnesota Life:

Securian Financial Services, Inc.

CRI Securities, LLC

Commissions

Commissions paid to broker-dealers, and indirectly to registered representatives (including registered representatives of Securian Financial), will vary depending on a number of different factors, including the charge structure of the selected contract, the age of the contract owner at the time the purchase payment generating the commission is paid, and whether annuity payments will begin within twelve months of the date the contract is issued. Subject to these factors, all broker-dealers are paid base commissions for the sale of contracts pursuant to a standard schedule of broker-dealer commissions. These base commissions may be paid in the form of a front-end commission calculated as a percentage of purchase payments, an asset-based (or “trail”) commission calculated as a percentage of contract value, or a combination of both. The maximum front-end base commission is 4.75% of purchase payments. We do not pay any additional compensation on the sale or exercise of any of the contract’s optional benefit riders offered.

Additional Payments

From time to time certain broker-dealers may receive additional compensation. Subject to FINRA and other applicable rules, Minnesota Life (or its affiliate(s)) may also choose to make the following types of payments to help encourage the sale of its products.

Additional Payment Type	Description or Examples of Payment
Payments for Access or Visibility	Access to registered representatives and/or broker dealers such as one-on-one wholesaler visits or attendance at national/regional sales meetings or similar events; inclusion of our products on a broker-dealer’s “preferred list”; participation in or visibility at national and/or regional conferences; articles in broker-dealer or similar publications promoting our services or products

Additional Payment Type	Description or Examples of Payment
Payments for Gifts & Entertainment	Occasional meals and/or entertainment, tickets to sporting/other events, and other gifts.
Payments for Marketing Support	Joint marketing campaigns, broker-dealer event participation/advertising; sponsorship of broker-dealer sales contests or promotions in which participants (including registered representatives) receive prizes such as travel, awards, merchandise or other recognition
Payments for Technical Type Support	Sales support through the provision of hardware, software, or links to our websites from broker-dealer websites and other expense allowance or reimbursement
Payments for Training	Educational, due diligence, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.

These additional payments may be either in the form of front-end commissions in excess of base commissions or in the form of marketing allowances not based on purchase payments or contract values. We may also pay registered representatives additional amounts based on their production. Additional payments are intended to provide further encouragement to broker-dealers to sell contracts, and are paid based on a determination by Minnesota Life and Securian Financial of a broker-dealer’s ability and willingness to promote and market the contracts. In no event will total front-end commissions paid to broker-dealers in connection with sales of contracts exceed 4.75% of purchase payments (i.e., base commission plus additional payments). Aggregate trail commissions, which also recognize the on-going services of registered representatives that contribute to contract owner retention and satisfaction, are not subject to an upper limit and may, over time, exceed 4.75% of purchase payments.

Non-Cash Compensation

In accordance with FINRA rules, on the sales of all insurance policies by registered representatives of Securian Financial either we or Securian Financial, will pay credits which allow those registered representatives who are responsible for the sales of the insurance products to attend conventions and other meetings sponsored by us or our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by us and our affiliates. Such credits may cover the registered representatives’ transportation, hotel accommodations, meals, registration fees and the like. Finally, registered representatives may also be eligible for financing arrangements, company-paid training, group health and/or life insurance benefits, retirement benefits, deferred compensation benefits and other benefits based on their contract with us. All of these programs are designed to encourage Securian Financial’s registered representatives to sell Minnesota Life’s products, including the contracts described in this Prospectus.

All of the compensation described here, and other compensation or benefits provided by Minnesota Life or our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this contract over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about these differences and how he or she and his or her broker-dealer are compensated for selling the contracts.

F. Payments Made by Underlying Mutual Funds

Minnesota Life pays the costs of selling contracts, some of which are described in more detail elsewhere in this Prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay Minnesota Life (or Minnesota Life affiliates) a fee for the purpose of reimbursing Minnesota Life for the costs of certain distribution or operational services that Minnesota Life provides and that benefit the funds. Payments from an underlying fund that relate to distribution services are made pursuant to the fund’s 12b-1 plan, under which the payments are deducted from the fund’s assets and described in the fee table included in the fund’s prospectus. 12b-1 payments from underlying funds range in amount from 0% to 0.25% of fund assets held in the Separate Account.

In addition, payments may be made pursuant to service/administration agreements between Minnesota Life (or Minnesota Life affiliates) and the underlying mutual fund’s investment adviser (or its affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a fund and disclosed in its prospectus fee table. Service and administrative payments are paid to Minnesota Life or its affiliates for such things as Minnesota Life’s aggregation of all contract owner purchase, redemption, and transfer requests within the sub-accounts of the separate account each business day and the submission of one net purchase/redemption request to each underlying mutual fund. When the separate account aggregates such transactions through the separate account’s omnibus account with an underlying mutual fund, the fund avoids the expenses associated with processing individual transactions. Because funds selected for inclusion in the contract may also benefit from expanded marketing opportunities as a result of such inclusion, a fund’s investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the fund may derive from services performed by Minnesota Life. Service and administrative payments received by Minnesota Life or its affiliates range in amount from 0% to 0.35% of fund assets held in the separate account.

Minnesota Life took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers’ affiliates) when it determined the charges that are assessed under the contract. Without these payments, certain contract charges would likely be higher than they are currently. All of the underlying mutual funds offered in the contract currently pay 12b-1 fees to Minnesota Life, and some but not all of such funds’ investment advisers (or the advisers’ affiliates) currently pay service or administrative fees to Minnesota Life.

Minnesota Life considers profitability when determining the charges in the contract. In early contract years, Minnesota Life does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Minnesota Life does, however, anticipate earning a profit in later contract years. In general, Minnesota Life’s profit will be greater the longer a contract is held and the greater a contract’s investment return.

Contract Charges

A. Sales Charges

No sales charge is deducted from any purchase payment made for this contract at the time of its receipt. However, when a contract’s accumulation value is reduced by a withdrawal, or surrender, a deferred sales charge may be deducted. This is for expenses related to the sale of the contracts.

The sales charge is deducted from the remaining accumulation value of the contract except in the case of a surrender, where it reduces the amount paid to you. We will deduct the sales charge proportionally from the fixed and variable accumulation value of the contract.

The amount of the deferred sales charge, shown as a percentage of the accumulation value withdrawn, follows. Percentages are shown as of the contract date and the end of each of the first ten contract years. The percentages decrease uniformly each month for 120 months from the contract date.

	Deferred Sales Charge
Beginning of Contract Year	Flexible Payment Variable Annuity Contract	Single Payment Variable Annuity Contract
1	9.0%	6.0%
2	8.1	5.4
3	7.2	4.8
4	6.3	4.2
5	5.4	3.6
6	4.5	3.0
7	3.6	2.4
8	2.7	1.8
9	1.8	1.2
10	0.9	0.6
11	0	0

No deferred sales charge is deducted from the accumulation value withdrawn if:

•	the withdrawal occurs after a contract has been in force for at least ten contract years,

•

withdrawals during the first calendar year are equal to or less than 10% of the purchase payments and, if in subsequent calendar years they are equal to or less than 10% of the accumulation value at the end of the previous calendar year,

•	the withdrawal is on account of the annuitant’s death, or

•	the withdrawal is for the purpose of providing annuity payments under an option where payments are expected to continue for at least five years.

•	the amount is withdrawn because of an excess contribution to a tax-qualified contract (including for example IRAs and tax sheltered annuities);

•

for contracts issued 5 or more years ago, and amounts withdrawn and applied to the purchase of our SecureOption Acclaim annuity contract, a single payment, deferred fixed annuity contract, with a market value adjustment.

If withdrawals in a calendar year exceed 10% of those purchase payments or accumulation value, the sales charge applies to the amount of the excess withdrawal.

The deferred sales charge is designed to compensate us for the distribution expenses of the contract. To the extent that sales expenses are not recovered from the sales load, we will recover them from our other assets or surplus including profits from mortality and expense risk charges.

B. Mortality and Expense Risk Charges

We assume the mortality risk under the contracts by our obligation to continue to make monthly annuity payments, in accordance with the annuity rate tables and other provisions in the contracts, regardless of how long that annuitant lives or all annuitants live. This assures an annuitant that neither the annuitant’s own longevity nor an improvement in life expectancy generally will have an adverse effect on the monthly annuity payments received under the contract.

Our expense risk is the risk that charges under the contracts will be inadequate to cover our expenses.

For assuming these risks, we currently make a deduction from the Variable Annuity Account at the annual rate of 1.25%. We reserve the right to increase the charge to not more than 1.40%. \If these deductions are insufficient to cover our actual costs, then we will absorb the resulting losses. If the deductions prove to be more than sufficient after the establishment of any contingency reserves deemed prudent or as required by law, any excess will be profit (or “retained earnings”) to us. Some or all of such profit may be used to cover any distributions costs not recovered through the deferred sales charge.

C. Premium Taxes

Deduction for any applicable state premium taxes may be made from each purchase payment or at the commencement of annuity payments. (Currently, such taxes range from 0.0% to 3.5%, depending on the applicable law.) An amount withdrawn from the contract may be reduced by any premium taxes not previously deducted.

Voting Rights

We will vote Fund shares held in the Variable Annuity at shareholder meetings of the Funds. We will vote shares attributable to contracts in accordance with instructions received from contract owners with voting interests in each sub-account of the Variable Annuity Account. We will vote shares for which no instructions are received and shares not attributable to contracts in the same proportion as shares for which instructions have been received. The number of votes for which a contract owner may provide instructions will be calculated separately for each sub-account of the Variable Annuity Account. If, applicable laws should change so that we may be allowed to vote shares in our own right, then we may elect to do so.

During the accumulation period you hold the voting interest in each contract. The number of votes is reached by dividing the accumulation value of the contract attributable to each sub-account by the net asset value per share of the Fund shares held by that sub-account.

During the annuity period the annuitant holds the voting interest in each contract. The number of votes is reached by dividing the reserve for each contract allocated to each sub-account by the net asset value per share of the Fund shares held by that sub-account. After an annuity begins, the votes for contract will decrease as the reserves decrease. In determining any voting interest, we count fractional shares.

We will notify you or the annuitant of a Fund shareholders’ meeting if the contract has shares to vote. We will also send proxy materials and a form of instruction so that you can instruct us about voting.

Description of the Contracts

A. General Provisions

1. Types of Contracts Offered

(a)	Single Payment Variable Annuity Contract

This type of contract may be used in connection with a pension or profit-sharing plan under which plan contributions have been accumulating. It may be used in connection with a plan which has previously been funded with insurance or annuity contracts. It may be used under state deferred compensation plans or individual retirement annuity programs. It may also be purchased by individuals not as a part of any qualified plan. The contract provides for a fixed or variable annuity to begin at some future date with the purchase payment made either in a lump sum or in a series of payments in a single contract year.

(b)	Flexible Payment Variable Annuity Contract

This type of contract may be used in connection with all types of plans, state deferred compensation plans or individual retirement annuities adopted by or on behalf of individuals. It may also be purchased by individuals not as a part of any plan. The contract provides for a variable annuity or a fixed annuity to begin at some future date with the purchase payments for the contract to be paid prior to the annuity commencement date in a series of payments flexible in respect to the date and amount of payment.

2. Issuance of Contracts

The contracts are issued to you, the contract owner named in the application. The owner of the contract may be the annuitant or someone else.

3. Modification of the Contracts

Your contract may be modified at any time by written agreement between you and us. However, no modification will adversely affect the rights of an annuitant under the contract unless the modification is made to comply with a law or government regulation. You will have the right to accept or reject the modification. This right of acceptance or rejection is limited for contracts used as individual retirement annuities.

4. Assignment

If the contract is sold in connection with a tax-qualified program, (including employer sponsored employee pension benefit plans, tax-sheltered annuities and individual retirement annuities,)

•

your or the annuitant’s interest may not be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose, and

•	to the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.

If the contract is not issued in connection with a tax-qualified program, any person’s interest in the contract may be assigned during the lifetime of the annuitant.

We will not be bound by any assignment until we have recorded written notice of it at our home office. We are not responsible for the validity of any assignment. An assignment will not apply to any payment or action made by us before it was recorded. Any proceeds which become payable to an assignee will be payable in a single sum. Any claim made by an assignee will be subject to proof of the assignee’s interest and the extent of the assignment.

5. Limitations on Purchase Payments

For the single payment variable annuity contract, the single payment will be deemed to include all purchase payments made within 12 months of the contract date. The amount of an initial purchase payment must be at least $5,000. The amount of any subsequent payment during that 12 month period must be at least $1,000.

Some states, for example, New Jersey, will limit these contracts to a single purchase payment and contracts issued there are so limited.

You choose when to make purchase payments under a flexible payment variable annuity contract. There is no minimum purchase payment amount and there is no minimum amount which must be allocated to any sub-account of the Variable Annuity Account or to the General Account.

Total purchase payments under either contract may not exceed $1,000,000, except with our consent.

We may cancel a flexible payment contract, at our discretion, if no purchase payments are made for a period of two or more full contract years and both: (a) the total purchase payments made, less any withdrawals and associated charges, and (b) the accumulation value of the entire contract, are less than $2,000. If such a cancellation takes place, we will pay you the accumulation value of your contract and we will notify you, in advance, of our intent to exercise this right in our annual report which advises contract owners of the status of their contracts. We will act to cancel the contract ninety days after the contract anniversary unless an additional purchase payment is received before the end of that ninety day period. Contracts issued in some states, for example, New Jersey, do not permit such a cancellation and contracts issued there do not contain this provision.

There may be limits on the maximum contributions to retirement plans that qualify for special tax treatment.

6. Deferment of Payment

Whenever any payment under a contract is to be made in a single sum, payment will be made within seven days after the date such payment is called for by the terms of the contract, except as payment may be subject for postponement for:

(a)

any period during which the New York Stock Exchange is closed other than customary weekend and holiday closings, or during which trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission;

(b)

any period during which an emergency exists as determined by the Commission as a result of which it is not reasonably practical to dispose of securities in the Fund or to fairly determine the value of the assets of the Fund; or

(c)	such other periods as the Commission may by order permit for the protection of the contract owners.

7. Participation

The contracts are non-participating. Contracts issued prior to October 1, 1998 were participating. The amounts, if any, that will be distributable under participating contracts in the future will be determined by us and credited to the contracts on a basis we determine. We do not anticipate dividend payments.

B. Annuity Payments and Options

1. Annuity Payments

When you elect annuity payments to commence, or annuitize, you elect to convert your contract value into a stream of payments. This is sometimes referred to as the “payout” phase of your contract. You may choose a fixed or variable annuitization, or a combination of both. You may annuitize your entire contract or a portion of your contract. In the event you annuitize only a portion of your contract, your contract value will be reduced by the amount you annuitize. If you choose a partial annuitization in a non-qualified contract with a life contingent option or a period certain of 10 years or more, the cost basis in the contract will be allocated pro rata between each portion of the contract. You may wish to consult with your tax advisor in the event you choose a partial annuitization with an option that is not a life contingent option or period certain of less than 10 years as the tax treatment under the Internal Revenue Code is unclear. Values will be allocated at your direction to our fixed account for purposes of providing a fixed annuity payment and to the sub-accounts of the variable annuity account for purposes of providing variable annuity payments. You also need to elect an annuity option, which is described below.

If you choose a variable annuitization, annuity payments are determined by several factors:

(a)	the Assumed Investment Return (AIR) and mortality table specified in the contract,
(b)	the age and gender of the annuitant and any joint annuitant,
(c)	the type of annuity payment option you select, and
(d)	the investment performance of the portfolios you select.

The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in our expenses in excess of the expense deductions described in the contract. The annuitant will receive the value of a fixed number of annuity units each month. The value of those units, and thus the amounts of the monthly annuity payments will, however, reflect investment gains and losses and investment income of the portfolios. In other words, the annuity payments will vary with the investment experience of the assets of the portfolios you select. The dollar amount of payment determined for each sub-account will be aggregated for purposes of making payments.

2. Electing the Retirement Date and Annuity Option

You must notify us in writing at least 30 days before annuity payments are to begin. Under the contract, if you do not make an election for an annuity commencement date, annuity payments will begin automatically on the maturity date. Unless you have agreed with us to change your maturity date, the maturity date is as set forth in your contract or in an endorsement to the contract. In general, it is the first of the month on or following the oldest annuitant’s 95th birthday. You may elect an earlier annuity commencement date, as permitted by your contract.

Currently, it is our practice to await your instructions before beginning to pay annuity payments and we may allow you to extend the annuity commencement or maturity date stated in your contract. However, we reserve the right, in our sole discretion, to refuse to extend your annuity commencement date or the maturity date, regardless of whether we may have granted extensions in the past to you or other similarly situated contract owners. There may be adverse tax consequences for delaying the maturity date. See the section of this Prospectus entitled “Federal Tax Status” for further description of these risks.

The contract permits an annuity payment to begin on the first day of any month. The minimum first annuity payment whether on a variable or fixed dollar basis must be at least $50 for the payment frequency elected. If the first annuity payment would be less than $50, we may fulfill our obligation by paying in a single sum the surrender value of the contract. The maximum amount which may be applied to provide a fixed annuity under the contract without our prior consent is $2,000,000.

Annuity Options

The contract provides for four annuity options. Any one of them may be elected if permitted by law. Each annuity option may be elected on either a variable annuity or a fixed annuity basis, or a combination of the two. We may make other annuity options available on request. Except for variable annuity payment under Option 4, once annuity payments have commenced you cannot surrender an annuity benefit and receive a single sum settlement in lieu thereof. If you fail to elect an annuity option, and your entire contract value is in the fixed account(s), a fixed annuity will be provided and the annuity option will be a life annuity with cash refund. If a portion of your contract value is allocated to the variable sub-accounts, a fixed and/or variable annuity will be provided proportionate to the allocation of your available value and the annuity option will be Option 2A, a life annuity with a period certain of 120 months, unless a shorter period certain is needed to meet IRS requirements.

3. Optional Annuity Forms

Option 1 — Life Annuity    This is an annuity payment option which is payable monthly during the lifetime of the annuitant and it terminates with the last scheduled payment preceding the death of the annuitant. This option offers the maximum monthly payment (of those options which involve a life contingency) since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.

Option 2 — Life Annuity with a Period Certain of 120 Months (Option 2A), 180 Months (Option 2B), or 240 Months (Option 2C)    This is an annuity payment option which is payable monthly during the lifetime of the annuitant, with the guarantee that if the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain. If the beneficiary so elects at any time during the remainder of the period certain, the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity, shall be paid in a single sum to the beneficiary.

Option 3 — Joint and Last Survivor Annuity    This is an annuity payment option which is payable monthly during the joint lifetime of the annuitant and a designated joint annuitant and continuing thereafter during the remaining lifetime of the survivor. Under this option there is no guarantee of a minimum number of payments or continuation of payments to beneficiaries. If this option is elected, the contract and payments shall then be the joint property of the annuitant and the designated joint annuitant. It would be possible under this option for both annuitants to receive only one annuity payment if they both died prior to the due date of the second annuity payment, two if they died before the due date of the third annuity payment, etc.

Option 4 — Period Certain Annuity    This is an annuity payment option which is payable monthly for a period certain of 10 to 20 years, as you choose; our consent is required for any other period of years. At any time prior to the annuitant’s death, the annuitant may elect to withdraw the commuted value of any portion of the remaining annuity payments as determined by Minnesota Life. Redemption requests for any period certain annuity may not be less than the minimum contract withdrawal amount. Commutation prior to death is not available on any amounts in the fixed account(s).

If the annuitant dies before all payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain, or be commuted to a present value as determined by Minnesota Life and paid as either a single sum or applied to effect a life annuity under Option 1 or Option 2, at the beneficiary’s election.

4. Calculation of Your First Annuity Payment

The contract value is available to provide annuity payments. Some states impose a premium tax on the amounts used to provide annuity payments. These taxes may vary based on the type of plan involved and we may deduct these amounts from the amount available to provide annuity payments.

The amount of the first monthly payment depends on the annuity payment option elected, gender (except in tax-qualified plans that require the use of genderless rates), and the adjusted age of the annuitant and any joint annuitant. A formula for determining the adjusted age is contained in your contract.

The contract contains tables which show the dollar amount of the first monthly payment for each $1,000 of value applied for fixed or variable annuity payment options. For contracts issued after May 1993, a $200 fee may be deducted from the accumulation value when a fixed annuity is elected. If, when payments are elected, we are using tables of annuity rates for this contract which are more favorable, we will apply those rates instead.

If you elect a variable annuity payment, the first monthly payment is determined from the applicable tables in the contract. This initial payment is then allocated in proportion to your value in each sub-account of the variable annuity account. A number of annuity units is then determined by dividing this dollar amount by the then current annuity unit value for each sub-account. Thereafter, the number of annuity units remains unchanged during the period of annuity payments, except for transfers and in the case of certain joint annuity payment options which provide for a reduction in payment after the death of the annuitant.

The 4.50% assumed investment return (AIR) used in the variable annuity payment determination would produce level annuity payments if the net investment factor remained constant at 4.50% per year. Subsequent variable annuity payments will decrease, remain the same or increase depending upon whether the actual net investment factor is less than, equal to, or greater than 4.50%.

Annuity payments are generally made as of the first day of a month, unless otherwise agreed to by us. The contract requires that we receive notice of election to begin annuity payments at least thirty days prior to the annuity commencement date.

The 4.50% interest rate assumed in the variable annuity determination would produce level annuity payments if the net investment factor remained constant at 4.50% per year. Subsequent variable annuity payments will decrease, remain the same or increase depending upon whether the actual net investment factor is less than, equal to, or greater than 4.50%. A higher interest rate means a higher initial payment, but a more slowly rising (or more rapidly falling) series of subsequent payments. A lower assumption has the opposite effect. For contracts issued prior to May, 1993 which utilized such a lower rate, the payments will differ in the manner described here.

Annuity payments are always made as of the first day of a month. The contract requires that we receive notice of election to begin annuity payments at least thirty days prior to the annuity commencement date. We currently waive this notice requirement, but reserve the right to enforce it in the future.

Money will be transferred to the General Account for the purpose of electing fixed annuity payments, or to the appropriate variable sub-accounts for variable annuity payments. The transfer will occur on the valuation date on or next following the date on which the request is received. The account value used to determine the fixed annuity payment will be the value as of the last valuation date of the month preceding the annuity commencement date. The account value used to determine the initial variable annuity payment will be the value as of the first valuation date following the fourteenth day of the month prior to the annuity commencement date.

If the request for a fixed or variable annuity payment is not received at least three valuation days prior to the date used to determine the account value as described above, the annuity commencement date will be changed to the first of the month following the requested annuity commencement date.

5. Amount of Second and Subsequent Monthly Annuity Payments

The dollar amount of the second and later variable annuity payments is equal to the number of annuity units determined for each sub-account times the annuity unit value for that sub-account as of the due date of the payment. This amount may increase or decrease from month to month.

6. Value of the Annuity Unit

The value of an annuity unit for a sub-account is determined monthly as of the first day of each month by multiplying the value on the first day of the preceding month by the product of: (a) .996338, and (b) the ratio of the value of the accumulation unit for that sub-account for the valuation date next following the fourteenth day of the preceding month to the value of the accumulation unit for the valuation date next following the fourteenth day of the second preceding month (.996338 is a factor to neutralize the assumed net investment rate, discussed in Section 3 above, of 4.5% per annum built into the first payment calculation which is not applicable because the actual net investment rate is credited instead). The value of an annuity unit for a sub-account as of any date other than the first day of a month is equal to its value as of the first day of the next succeeding month.

7. Transfer of Annuity Reserves

Annuity reserves are the measure of assets attributable to the contracts and held during the annuity period. During the annuity period amounts held as annuity reserves may be transferred among the variable annuity sub-accounts. Annuity reserves may also be transferred from a variable annuity to a fixed annuity during this time. The change must be made by a written request. The annuitant and joint annuitant, if any, must make such an election.

There are restrictions to such a transfer. The transfer of an annuity reserve amount from any sub-account must be at least equal to $5,000 or the entire amount of the reserve remaining in that sub-account; annuity payments must have been in effect for a period of 12 months before a change may be made; such transfers can be made only once every 12 months; and the written request for an annuity transfer must be received by us more than 30 days in advance of the due date of the annuity payment subject to the transfer. Upon request, we will provide you with annuity reserve amount information by sub-account.

A transfer will be made on the basis of annuity unit values. The number of annuity units from the sub-account being transferred will be converted to a number of annuity units in the new sub-account. The annuity payment option will remain the same and cannot be changed. After this conversion, a number of annuity units in the new sub-account will be payable under the elected option. The first payment after conversion will be of the same amount as it would have been without the transfer. The number of annuity units will be set at that number of units which are needed to pay that same amount on the transfer date.

When we receive a request for the transfer of variable annuity reserves, it will be effective for future annuity payments. The transfer will be effective and funds actually transferred in the middle of the month prior to the next annuity payment affected by your request. We will use the same valuation procedures to determine your variable annuity payment that we used initially. However, if your annuity is based upon annuity units in a sub-account which matures on a date other than the stated annuity valuation date, then your annuity units will be adjusted to reflect sub-account performance in the maturing sub-account and the sub-account to which reserves are transferred for the period between annuity valuation dates.

Amounts held as reserves to pay a variable annuity may also be transferred to a fixed annuity during the annuity period. However, the restrictions which apply to annuity sub-account transfers will apply in this case as well. The amount transferred will then be applied to provide a fixed annuity amount. This amount will be based upon the adjusted age of the annuitant and any joint annuitant at the time of the transfer. The annuity payment option will remain the same. Amounts paid as a fixed annuity may not be transferred to a variable annuity.

When we receive a request to make such a transfer to a fixed annuity, it will be effective for future annuity payments. The transfer will be effective and funds actually transferred in the middle of the month prior to the next annuity payment. We will use the same fixed annuity pricing methodology at the time of transfer that we use to determine an initial fixed annuity payment. Contracts with this transfer feature may not be available in all states.

C. Death Benefits

The contracts provide that in the event of the death of any owner before annuity payments begin, the amount payable at death will be the contract accumulation value determined as of the valuation date coincident with or next following the date due proof of death is received by us at our home office, less any withdrawals. Death proceeds will be paid to the beneficiary designated unless an annuity option is elected. Payment will be made within 7 days after we receive due proof of death. Except as noted below, the entire interest in the contract must be distributed within 5 years of the owner’s death.

The single payment and flexible payment variable annuity contract each have a guaranteed death benefit if you die before annuity payments have started. The death benefit for the single payment contract shall be equal to the greater of:

•	the amount of the accumulation value payable at death; or

•	the amount of the total purchase payments paid to us during the first 12 months as consideration for this contract, less all contract withdrawals.

The death benefit in the case of the flexible payment contract shall be equal to the greater of:

•	the amount of the accumulation value payable at death; or

•	the amount of the total purchase payments paid to us less all contract withdrawals.

If the owner dies on or before the date on which annuity payments begin, we will pay the death benefit to the designated beneficiary. If the designated beneficiary is a person other than the owner’s spouse, that beneficiary may elect an annuity option measured by a period not longer than that beneficiary’s life expectancy only so long as annuity payments begin not later than one year after the owner’s death. If there is no designated beneficiary, then the entire interest in a contract must be distributed within five years after the owner’s death. If the annuitant dies after annuity payments have begun, any payments received by a non-spouse beneficiary must be distributed at least as rapidly as under the method elected by the annuitant as of the date of death.

Note that changes made in the Setting Every Community Up For Retirement Act of 2019 (“SECURE Act”) may not allow the beneficiary of a qualified retirement or individual retirement annuity contract to elect to take payments over the beneficiary’s lifetime after the death of the owner, annuitant or participant. The SECURE Act changes were effective as of January 1, 2020. See the “Tax Qualified Programs” section of the prospectus for a more detailed discussion of the SECURE Act changes.

If any portion of your contract is payable to your designated beneficiary who is also your surviving spouse that spouse shall be treated as the contract owner for purposes of:

•	when payments must begin, and

•	the time of distribution in the event of that spouse’s death.

If the owner of this contract is other than a natural person, such as a trust, we will pay a death benefit of the accumulation value to the beneficiary on the death of any annuitant, if death occurs before annuity payments begin.

The value of the death benefit will be determined as of the valuation date coincident with or next following the day we receive due proof of death and any related information necessary. Any amounts due as a death benefit in excess of the accumulation value on the date we receive due proof of death will be directed into the money market sub-account in fulfillment of the death benefit provision of the Contract.

Prior to any election by the beneficiary of a death benefit payment option, amounts held in the contract (including amounts paid or payable by us as a death benefit) shall continue to be affected by the sub-account performance as allocated by the contract owner. The beneficiary has the right to allocate or transfer any amount to any available sub-account option, subject to the same limitations imposed on the contract owner.

Abandoned Property Requirements

Every state has unclaimed property laws that generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date or date the death benefit is due and payable. For example, if the payment of death benefit proceeds has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary, or the beneficiary does not come forward to claim the death benefit proceeds in a timely manner, the death benefit proceeds will be paid to the abandoned property division or unclaimed property office of the applicable state. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit proceeds if your beneficiary steps forward to claim it with the proper documentation.

D. Purchase Payments and Value of the Contract

1. Crediting Accumulation Units

During the accumulation period — the period before annuity payments begin — each purchase payment is credited on the valuation date coincident with or next following the date we receive it at our home office. When the contracts are originally issued, application forms are completed by the applicant and forwarded to our home office. We will review each application form for compliance with our issue criteria and, if it is accepted, we will issue a contract. Applications received without instructions as to allocation will be treated as incomplete.

If the initial purchase payment is accompanied by an incomplete application, that purchase payment will not be credited until the valuation date coincident with or next following the date a completed application is received. We will offer to return the initial purchase payment accompanying an incomplete application if it appears that the application cannot be completed within five business days.

Purchase payments are credited to the contract in accumulation units. We determine the number of accumulation units from each purchase payment by dividing the portion of the purchase payment allocated to each sub-account by the then current accumulation unit value for that sub-account.

The number of accumulation units so determined shall not be changed by any subsequent change in the value of an accumulation unit, but the value of an accumulation unit will vary from valuation date to valuation date to reflect the investment experience of the Funds.

We will determine the value of accumulation units on each day on which the Portfolios of the Funds are valued. The net asset value of the Funds’ shares are computed once daily, and, in the case of Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (the primary close of trading is 3:00 p.m. (Central time), but this time may be changed) on each day, Monday through Friday, except:

•	days on which changes in the value of Fund’s portfolio securities will not materially affect the current net asset value of such Fund’s shares,

•	days during which no Fund’s shares are tendered for redemption and no order to purchase or sell Fund’s shares is received by such Fund and,

•	customary national business holidays on which the New York Stock Exchange is closed for trading.

The value of accumulation units will be the same on all purchase payments received by us at our home office on that day prior to the close of the Exchange. Purchase payments received after the close of business of the Exchange will be priced on the next valuation date.

In addition to providing for the allocation of purchase payments to the sub-accounts of the Variable Annuity Account, the contracts allow you to allocate purchase payments to our General Account for accumulation at a guaranteed interest rate.

2. Transfers

Values may be transferred between our General Account and the Variable Annuity Account or among the sub-accounts of the Variable Annuity Account. You may effect transfers or change allocation of future purchase payments by written request, telephone transfer or by any other method we make available. We will make the transfer on the basis of accumulation unit values next determined after receipt of your request at our home office. With the exception of transfers from the General Account (see below), there is no dollar amount limitation on transfers. No deferred sales charge will be imposed on such transfers. In addition, there is no charge for transfers, though we reserve the right to impose a charge of up to $10 for transfers occurring more frequently than once per month. Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone or internet requests.

Telephone services are automatically available to you. We have procedures designed to provide reasonable assurance that telephone authorizations including any faxed requests, are genuine. To the extent that we do not have procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We require contract owners, or persons authorized by them to provide identifying information to us, we record telephone instruction conversations and we provide you with written confirmations of your telephone or faxed transactions.

During periods of marked economic or market changes, you may experience difficulty making a telephone request due to the volume of telephone calls. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request.

Systematic transfer arrangements may be established among the sub-accounts of the Variable Annuity Account. They may begin on the 10th or 20th of any month. If a transfer cannot be completed on that date, it will be made on the next available transfer date. Systematic transfers will be made on a monthly, quarterly, semi-annual or annual basis and will remain active until the applicable sub-account is depleted, in the absence of specific instructions otherwise. These arrangements are limited to a maximum of 20 sub-accounts. They will not affect the current allocation of future purchase payments. There will be no charge for systematic transfers.

One type of systematic transfer arrangement offered for certain contracts is known as automatic portfolio rebalancing (“APR”). You may elect APR on a quarterly, semi-annual or annual basis. They will be treated as instructions for transfers to and from various sub-accounts. APR will not affect the current allocation of future purchase payments and is not limited to a maximum or minimum number of sub-accounts. There is no charge for APR transactions. APRs are processed on the 25th of each month (or next available date after if the 25th is not a valuation date).

Transfers from the General Account to the Variable Annuity Account will be limited to a single transfer during any calendar year to an amount not to exceed 20% of the General Account accumulation value at the time of the transfer request. However, in the case of General Account accumulation values of $1000 or less, we will allow a one-time transfer of the entire accumulation value amount from the General Account to the sub-accounts of the Variable Annuity Account. If you have a systematic transfer arrangement with us, you may transfer current interest earnings or a specified amount from the General Account on a monthly, quarterly, semi-annual or annual basis. The maximum initial amount transferred may not exceed 10% of your current General Account accumulation value at the time of the transfer request. For contracts where the General Account accumulation value has increased during the year because of transfers into the General Account, or because of additional purchase payments made after the transfer program has been established, systematic transfers will be allowed to the extent of the greater of the current transfer amount of 10% of the then current General Account accumulation value. We reserve the right to alter such transfer restrictions, even if you have established a systematic transfer out of the General Account, but will do so only upon prior written notice to you.

3. Market Timing and Disruptive Trading

This contract is not designed to be used as a vehicle for frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as “market timing.” Market timing activity and frequent trading in your contract can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term contract owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this contract if you intend to engage in market timing or frequent transfer activity.

We have developed policies and procedures to detect and deter market timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for contract owners engaging in such activity. We employ various means to attempt to detect and deter market timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market timing activity do not go into effect until after we have identified such activity.

We reserve the right to restrict the frequency of — or otherwise modify, condition or terminate — any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by one or more contract owners is or would be to the disadvantage of other contract owners. Any new restriction that we would impose will apply to your contract without regard to when you purchased it. We also reserve the right to implement, administer, and charge you for any fees or restrictions, including redemption fees that may be imposed by an underlying portfolio attributable to transfers in your contract. We will consider one or more of the following factors:

•	the dollar amount of the transfer(s);

•	whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;

•	whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;

•	the number of transfers in the previous calendar quarter;

•

whether the transfers during a quarter constitute more than two “round trips” in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.

In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon our detecting further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your contract will be permanent.

None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging or Automatic Portfolio Rebalancing.

Speculative Investing

Do not purchase this Contract if you plan to use it, for speculation, arbitrage, viatication or any other type of collective investment scheme. Your Contract may not be traded on any stock exchange or secondary market. By purchasing this contract you represent and warrant that you are not using this Contract, for speculation, arbitrage, viatication or any other type of collective investment scheme.

4. Value of the Contract

The Accumulation Value of the contract at any time before annuity payments begin can be determined by multiplying the number of accumulation units credited to the contract for each sub-account by the current value of an accumulation unit for each respective sub-account. There is no assurance that the total value will equal or exceed the purchase payments made. You will be advised periodically of the number of accumulation units in your contract, the current value of an accumulation unit, and its total value.

5. Accumulation Unit Value

The value of an accumulation unit for each sub-account of the Variable Annuity Account was set at $1.000000 on the first valuation date of the Variable Annuity Account. The value of an accumulation unit on any valuation date thereafter is determined by multiplying

•	the value of an accumulation unit on the immediately preceding valuation date by

•	the net investment factor for the applicable sub-account for the valuation period just ended.

The value of an accumulation unit a day other than a valuation date is its value on the next valuation date.

6. Net Investment Factor for Each Valuation Period

The net investment factor is an index used to measure the investment performance of a sub-account from one valuation period to the next. For any sub-account, the net investment factor for a valuation period is the gross investment rate for such sub-account for the valuation period, less a deduction for the mortality and expense risk charge at the current rate of 1.25% per annum.

The gross investment rate is equal to:

•	the net asset value per share of a Portfolio share held in a sub-account of the Variable Annuity Account determined at the end of the current valuation period, plus

•	the per share amount of any dividend or capital gain distribution by the Portfolio if the “ex-dividend” date occurs during the current valuation period, divided by

•	the net asset value per share of that Portfolio share determined at the end of the preceding valuation period.

The gross investment rate may be positive or negative.

E. Redemptions

1. Partial Withdrawals and Surrender

Both contracts, provide that before annuity payments begin you may make partial withdrawals in amounts of at least $250. To request a withdrawal or surrender (including 1035 exchanges) you may submit to Annuity Services a fully completed and signed surrender or withdrawal form authorized by Minnesota Life. You may also request certain partial withdrawals by telephone if we have a completed telephone authorization on file. Contact Annuity Services for details.

Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone requests including any faxed requests. We require contact owners or persons authorized by them to provide identifying information, we record telephone instruction conversations and we provide you with written confirmations of your telephone or faxed transactions. Minnesota Life will not be liable for any loss, expense, or cost arising out of any requests that we reasonably believe to be authentic.

During periods of marked economic or market changes, you may experience difficulty making a telephone request due to the volume of telephone calls. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request. We also reserve the right to suspend or limit telephone transactions.

If you make a withdrawal, the accumulation value will be reduced by the amount withdrawn and any deferred sales charge. Unless you tell us otherwise, withdrawals will be made from the General Account accumulation value and from the Variable Annuity Account accumulation value in the same proportion. If we have no instructions from you, withdrawals will be made from the sub-accounts on a pro-rata basis.

We will waive the applicable dollar amount limitation on withdrawals where a systematic withdrawal program is in place and such a smaller amount satisfies the minimum distribution requirements of the Code or where the withdrawal is requested because of an excess contribution to a tax-qualified contract. We can only make pro-rata withdrawals from twenty sub-accounts on systematic withdrawals. If you use more than that number, you will have to identify those sub-accounts from which you wish funds taken.

Before annuity payments begin, you may surrender the contract for its surrender value. You will receive in a single sum the accumulation value computed as of the valuation date next following the date of surrender, reduced by any applicable deferred sales charge and the administrative charge. Or you may elect an annuity.

2. Right of Cancellation

You should read the contract carefully as soon as it is received. You may cancel the purchase of a contract within ten days after its delivery, for any reason, by giving us written notice at Annuity Services, P.O. Box 64628, St. Paul, MN 55164-0628, of an intention to cancel. If the contract is canceled and returned, we will refund to you the greater of:

•	the accumulation value of the contract, or

•	the amount of purchase payments paid under the contract.

Payment of the requested refund will be made to you within seven days after we receive notice of cancellation.

In some states, the free look period may be extended. In California, the free look period is extended to thirty days’ time. Those rights are subject to change and may vary among the states.

The liability of the Variable Annuity Account is limited to the accumulation value of the contract at the time it is returned for cancellation. Any additional amounts necessary to make our refund to you equal to the purchase payments will be made by us.

F. General Account

The interests of contract owners arising from the allocation of purchase payments or the transfer of contract values to our General Account are not registered under the Securities Act of 1933. We are not registered as an investment company under the Investment Company Act of 1940. Accordingly, such interests are not subject to the provisions of those acts that would apply if registration under such acts was required. Therefore, the General Account is not described here.

Federal Tax Status

Introduction

Our tax discussion in this Prospectus is general in nature and is not intended as tax advice. You should consult a competent tax adviser. We make no attempt to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. We make no representation regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service (“IRS”). The contract may be purchased on a non-tax qualified basis or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under Section 401(a), 403(b), 408(b), 408A or 457 of the Code. This annuity contract is no longer issued to Section 403(b) Plans effective May 1, 2008. The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefit to the contract owner, the annuitant, or the beneficiary(ies) may depend on the tax status of the individual concerned. In U.S. v Windsor, the U.S. Supreme Court held a portion of the Defense of Marriage Act unconstitutional. As a result, same sex couples who are married under applicable state and District of Columbia law will now be treated as spouses under federal law. In Revenue Ruling 2013-17, the U.S. Department of the Treasury (the “Treasury Department”) and the Internal Revenue Services (“IRS”) clarified their position regarding same sex marriages for federal tax purposes. If a couple is married in a jurisdiction that recognizes same sex marriage, that marriage will be recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside.

Furthermore, in Obergeffel v. Hodges, the U.S. Supreme Court ruled that the Fourteenth Amendment to the U.S. Constitution requires the States to license marriages between persons of the same sex and to recognize marriages of same sex couples performed lawfully in other states. The practical effect of this rule is that same sex marriages will now be recognized by the federal government and by each and every state. However, the Treasury Department and IRS did not recognize civil unions or a registered domestic partnerships as marriages for federal tax purposes. Currently, if the state where a civil union or a registered domestic partnership occurred does not recognize the arrangement as a marriage, it is not a marriage for federal tax purposes.

There are specific rules for the taxation of annuity products. In many cases, these rules differ from tax rules which apply to other types of investments. For example, as an illustration of points more fully discussed below, a gain recognized upon a withdrawal from an annuity contract may be taxed differently than the gain on the sale of other types of investments, such as corporate stocks, bonds or mutual funds. The gain in an annuity contract, represented by the difference between the cash value and the sum of the premiums paid into the contract, is taxed as ordinary income. By contrast, the gain on the sale of shares of corporate stock, bonds or mutual funds would be taxed as capital gains based upon the difference between the sale price and the purchase price. Depending upon how long the corporate stock, bonds or mutual funds were held, the owner may be entitled to reduced tax rates applicable to long term capital gains.

For variable annuity contracts, increases in contract values attributable to dividends and interest from underlying investment funds are not currently taxed, but instead the taxation of such gains is deferred until there is a withdrawal, contract surrender, or annuity payments begin, at which time they are taxed as ordinary income (as described above). This favorable treatment allows the value of the contract to remain undiminished and allows the owner to determine the timing of the receipt of taxable income. Note, however, that variable annuity contracts held in Tax Qualified Accounts do not provide any additional tax deferral benefit. A Tax Qualified Account independently provides a tax deferral benefit for gains on all assets held in such an account. By contrast, the owner of a corporate stock, bond or mutual fund held on a non-tax qualified basis who receives dividends or interest, whether in cash or as automatic reinvestments, must report such income as taxable on an annual basis. In some cases, the receipt of dividends from corporate stocks and mutual funds may enjoy favorable tax rates.

This Prospectus makes no representation as to the tax rules which apply to those other types of investments and the discussion which follows makes no comparison of the described insurance product to such other investments. For a complete discussion of matters relating to taxation and the tax impact on your investments or for a comparison of taxation differences between investment products and types, please see your tax advisor.

Taxation of Minnesota Life and the Variable Annuity Account

We are taxed as a “life insurance company” under the Internal Revenue Code. The operations of the Variable Annuity Account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on any investment income received by the Variable Annuity Account or on capital gains arising from the Variable Annuity Account’s activities. The Variable Annuity Account is not taxed as a “regulated investment company” under the Code and we do not anticipate any change in that tax status.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability and foreign tax credits can be material. We do not pass these benefits through to the separate accounts, principally because: (1) the great bulk of the benefits result from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law, contract owners are not the owners of the assets generating the benefits.

Taxation of Annuity Contracts in General

Section 72 of the Code governs the taxation of nonqualified annuities in general and some aspects of qualified programs. No taxes are generally imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as annuity payments under the annuity option elected. As a general rule, annuity contracts held by an entity (such as a corporation or trust) that is not a natural person are not treated as annuity contracts for federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There is an exception to this general rule for annuity contracts which are held under a plan described in Section 401(a), 403(a), 403(b), 408 or 408A of the Code.

There is also an exception to this general rule for immediate annuity contracts. An immediate annuity contract for these purposes is an annuity (i) purchased with a single premium or annuity consideration, (ii) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (iii) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.

If you do not annuitize your nonqualified contract on or before the maturity date, it is possible that the IRS could challenge the status of your contract as an annuity contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the contract value each year from the inception of the contract or the entire increase in the contract value would be taxable in the year you reach the maturity date. In either situation, you could realize taxable income even if the contract proceeds are not distributed to you at that time. Accordingly, before purchasing a contract, you should consult your tax advisor with respect to these issues.

Diversification Requirements

Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the Variable Annuity Account to be “adequately diversified” in order for the contract to be treated as an annuity contract for federal income tax purposes. The diversification requirements of Section 817(h) do not apply to annuity contracts which are held under a plan described in Section 401(a), 403(a), 403(b), 408, 408A or 457(b) of the Code.

The variable annuity account, through the fund portfolios, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the Portfolio’s assets may be invested. Although the investment adviser of Securian Funds Trust is an affiliate of ours, we do not control Securian Funds Trust or the investments of its funds. Nonetheless, we believe that each fund of Securian Funds Trust in which the variable annuity account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire contract could be disqualified as an annuity contract under the Code due to the failure of the Variable Annuity Account to be deemed to be “adequately diversified”.

Ownership Treatment

In connection with its issuance of temporary and proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not “provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company to be treated as the owner of the assets in the account” (which would result in the current taxation of the income on those assets to the contract owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between an owner and the insurance company regarding the availability of a particular investment option and other than an owner’s right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an investment advisor in its sole and absolute discretion. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing new regulations in 2005 and additional Revenue Rulings. Minnesota Life believes that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of a contract owner under the contract will not result in any contract owner being treated as the owner of the assets of the Variable Annuity Account. However, Minnesota Life does not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, Minnesota Life reserves the right to modify the contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the Variable Annuity Account.

Taxation of Partial and Full Withdrawals

For payments made in the event of a full surrender of an annuity that is not part of a qualified program, the taxable portion of the amount you receive is generally the amount in excess of the “investment in the contract” (i.e., purchase payments less any amounts previously received from the contract which were not included in income). Amounts withdrawn upon a partial withdrawal from a variable annuity contract that is not part of a qualified program are treated first as taxable income to the extent of the excess of the contract value over the investment in the contract. All taxable amounts received under an annuity contract are subject to tax at ordinary rather than capital gain tax rates.

In the case of a withdrawal under an annuity that is part of a tax-qualified retirement plan, a portion of the amount received is taxable based on the ratio of the “investment in the contract” to the individual’s balance in the retirement plan, generally the value of the annuity. The “investment in the contract” generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was neither deductible when made nor excludable from the gross income of the individual. For annuities issued in connection with qualified plans, the “investment in the contract” can be zero.

Section 1035 Exchanges

An annuity contract may be fully or partially exchanged for another annuity contract in a tax-free exchange under IRC §1035. Historically, the IRS challenged attempts by taxpayers to exchange part of an annuity contract for a new annuity contract (a “Partial Exchange”). IRS rulings over the last several years have allowed annuity contract holders to make Partial Exchanges under certain conditions. If this contract is received in a Partial Exchange or is Partially Exchanged for another annuity contract, withdrawals taken from either annuity contract within 180 days from the date of the Partial Exchange may have adverse tax consequences. You should consult your tax advisor before entering into a Partial Exchange.

Taxation of Annuity Payments

The taxable portion of an annuity payment is generally equal to the excess of the payment over the exclusion amount. In the case of a fixed annuity payment, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected return under the contract (determined under Treasury Department regulations). In the case of variable annuity payments, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected number of payments to be made (determined by Treasury Department regulations which take into account the annuitant’s life expectancy and the form of annuity benefit selected). The taxable portion of an annuity payment is taxed at ordinary income rates. Once the total amount of the investment under the contract is excluded using this ratio, annuity payments will be fully taxable.

Taxation of Death Benefit Proceeds

Death benefits paid upon the death of a contract owner generally, are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the contract is not affected by the owner’s death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.

As previously stated elsewhere in this prospectus, the SECURE Act changed death benefit options that are available to beneficiaries of annuity contracts held in qualified plans or IRA’s. Additional discussion of the changes can be found below.

Medicare Tax

Beginning in 2013, distributions from non-qualified annuity contracts will be considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may apply to some or all of the taxable portion of distributions (e.g., earnings) to individuals whose income exceeds threshold amounts ($200,000 for filing single, $250,000 for married filing jointly, and $125,000 for married filing separately.) Please consult your tax adviser for more information.

Penalty Tax on Premature Distributions

The Code imposes a 10% penalty tax on the taxable portion of certain distributions from annuity contracts. This additional tax does not apply where the payment is made under an immediate annuity contract, as defined above, or:

•	where the taxpayer is 59 1⁄2 or older,

•	where payment is made on account of the taxpayer’s disability, or

•	where payment is made by reason of the death of the owner, and

•	in certain other circumstances.

The Code also provides an exception to the penalty tax for distributions, in periodic payments, of substantially equal installments (not less frequently than annually), where they are made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary. For qualified plans, this exception to the 10% additional tax applies only if payments begin after separation from service.

For some types of qualified plans, other tax penalties may apply to certain distributions.

Aggregation of Contracts

For purposes of determining a contract owner’s gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same contract owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

Assignment or Pledges

A transfer of ownership of a contract, a pledge of any interest in a contract as security for a loan, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of the contract may result in certain income or gift tax consequences to the contract owner that are beyond the scope of this discussion. If you are contemplating such a transfer, pledge, designation or assignment, you should consult a competent tax adviser about its potential tax effects.

Required Distributions

In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any nonqualified contract issued after January 18, 1985 to provide that:

(a)

if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner’s death; and

(b)	if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner’s death.

The requirements of (b) above will be considered satisfied with respect to any portion of the owner’s interest which is payable to or for the benefit of a “designated beneficiary” who is a natural person, is distributed over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that owner’s death. The owner’s “designated beneficiary”, who must be a natural person, is the person designated by the owner as a beneficiary. If the owner’s “designated beneficiary” is the surviving spouse of the owner, however, the contract may be continued with the surviving spouse as the new owner.

Nonqualified contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Similar rules existed for qualified retirement and individual retirement annuity contracts prior to the SECURE Act becoming effective on January 1, 2020. See the “Tax Qualified Programs” discussion for an explanation of the SECURE Act changes.

Possible Changes in Taxation

Although the likelihood of there being any change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, taking effect before the date the legislation is passed). You should consult a tax adviser with respect to legislative developments and their effect on the contract.

Tax Qualified Programs

The contract is designed for use with several types of retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

•	contributions in excess of specified limits;

•	distributions prior to age 59 1⁄2 (subject to certain exceptions);

•	distributions that do not conform to specified minimum distribution rules; and

•	other specified circumstances.

We make no attempt to provide more than general information about the use of annuities with the various types of retirement plans. Tax deferral under annuity contracts purchased in connection with tax-qualified plans arises under the specific provisions of the Code governing the tax-qualified plan, so a contract should be purchased only for the features and benefits other than tax deferral that are available under an annuity contract purchased in connection with tax-qualified plans, and not for the purpose of obtaining tax deferral. The rights of any person to any benefits under annuity contracts purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law. If you intend to purchase a contract for use with any retirement plan you should consult your legal counsel and tax adviser regarding the suitability of the contract.

Any annuity contract that is part of a qualified retirement plan must comply with the required minimum distribution (RMD) provisions of the Code, and the implementing regulations. A failure to comply with the RMD requirements will generally result in the imposition of an excise tax on the recipient equal to 50% of the amount by which the RMD exceeds the amount actually distributed. Under certain limited circumstances IRS regulations permit partial withdrawals from your qualified retirement plan contract after annuity payments have begun after the required beginning date without violating the RMD rules. We will notify any holder of a contract issued under a qualified plan who requests such a partial withdrawal of the effects the withdrawal on the contract prior to processing the withdrawal.

SECURE Act Changes

RMD Rules. The SECURE Act changed the RMD rules for annuities held in qualified plans and IRA’s where Sections 401(a) and 457 apply. The changes impact the date when RMD’s must begin and limit the amount of time over which most beneficiaries of qualified plans and IRA’s may take distributions after the death of the plan participant or IRA contract owner.

For qualified plan participants and IRA account holders who turned age 70 1⁄2 prior to December 31, 2019, the prior rules apply, and they must begin taking distributions no later than the later of April 1 of the calendar year following the calendar year in which they: (i) reach age 70 1⁄2, or (ii) if they are still working, the date they retire. If the plan participant, or IRA contract owner, is a “5 percent Owner” of the business (as defined in the Code), the general rule is that they may not wait until they retire from working, they must begin taking distributions by April 1 of the year following the calendar year in which they reach 70 1⁄2.

For qualified plan participants and IRA account holders who turn age 70 1⁄2 after December 31, 2019, the SECURE Act rules apply, and they must begin taking distributions no later than the later of April 1 of the calendar year following the calendar year in which they: (i) reach age 72, or (ii) if they are still working, the date they retire. If the plan participant, or IRA contract owner, is a “5 percent Owner” of the business (as defined in the Code), the general rule is that they may not wait until they retire from working, they must begin taking distributions by April 1 of the year following the calendar year in which they reach 72.

The SECURE Act did not change the rules for distributions from Roth IRA’s, defined under Code Section 408A, where the plan participant or contract owner is not required to take distributions at any time prior to the Owner’s death.

Plan Participants and IRA contract owners should consult their tax professional prior to electing RMD distributions from their annuity contracts.

Beneficiary Distributions. The SECURE Act also limited the ability of most non-spouse beneficiaries of qualified plans or IRA contracts to defer distributions over the beneficiary’s lifetime. This SECURE Act rule applies if the IRA contract owner dies after December 31, 2019. For most designated beneficiaries, other than the Owner’s spouse, the beneficiary must take the entire value in the annuity contract within ten years after death of the Owner. There are limited exceptions to the ten-year rule for spousal beneficiaries, beneficiaries who are minors, disabled beneficiaries and certain beneficiaries that are less than ten years younger than the deceased IRA contract Owner. These limited exceptions may allow the beneficiary to extend distributions beyond the ten-year limit imposed by the SECURE Act.

If the plan participant or IRA contract owner died prior to December 31, 2019, the beneficiary may still elect to take distributions over his or her lifetime under the prior law rules.

Beneficiaries should consult with their tax professional prior to deciding how to take distributions from an inherited qualified plan or IRA.

IRA Rollovers. The Internal Revenue Service issued guidance effective on January 1, 2015 that limits the use of indirect rollovers for individual retirement accounts (IRA’s). As of that date, IRA account holders will be limited to one indirect rollover for all IRA accounts in any twelve month period. The twelve month period is measured from the date of the last indirect rollover. An indirect rollover occurs when you take a distribution in cash from your IRA with the intention of transferring it to another IRA within the 60 day period allowed under the Code. This new guidance does not affect direct rollovers where an unlimited number of transfers from one IRA trustee directly to another IRA trustee may be made in a twelve month period. You should consult your tax advisor regarding rollovers of annuity contracts held in IRA’s.

Withholding

In general, distributions from annuity contracts are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, Section 403(b) annuities, individual retirement plans and eligible deferred compensation plans of state or local governments under Section 457(b). Distributions which may not be rolled over are those which are:

•	one of a series of substantially equal annual (or more frequent) payments made:

•	over the life or life expectancy of the employee,

•	over the joint lives or joint life expectancies of the employee and the employee’s designated beneficiary, or

•	for a specified period of ten years or more;

•	a required minimum distribution;

•	a hardship distribution; or

•	the non-taxable portion of a distribution.

Any distribution eligible for rollover, which may include payment to an employee, an employee’s surviving spouse or an ex-spouse who is an alternate payee, will be subject to mandatory federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It should be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. However a taxpayer must replace withheld amounts with other funds in order to avoid taxation on the amount previously withheld.

See Your Own Tax Adviser

The foregoing summary of the federal income tax consequences under these contracts is not exhaustive. Special rules may apply to situations not discussed here. Should a plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a variable annuity contract or exercising elections under such a contract. For further information you should consult a tax adviser.

Performance Data

From time to time the Variable Annuity Account may publish advertisements containing performance data relating to its sub-accounts. In the case of the money market sub-account, the Variable Annuity Account will publish yield or effective yield quotations for a seven-day or other specified period. In the case of the other sub-accounts, performance data will consist of average annual total return quotations for a one-year period and for the period since the sub-account became available pursuant to the Variable Annuity Account’s registration statement, and may also include cumulative total return quotations for the period since the sub-account became available pursuant to such registration statement.

The money market sub-account may also quote such average annual and cumulative total return figures. Performance figures used by the Variable Annuity Account are based on historical information of the sub-accounts for specified periods, and the figures are not intended to suggest that such performance will continue in the future. Performance figures of the Variable Annuity Account will reflect only charges made against the net asset value of the Variable Annuity Account pursuant to the terms of the contracts offered by this Prospectus. The various performance figures used in Variable Annuity Account advertisements relating to the contracts described in this Prospectus are summarized along with information on the computations in the Statement of Additional Information.

Restrictions Under the Texas Optional

Retirement Program

Section 36.105, Title 110B of the Texas Revised Civil Statutes, consistent with prior interpretations of the Attorney General of the State of Texas, permits participants in the Texas Optional Retirement Program (ORP) to redeem their interests in a variable annuity contract issued under the ORP only upon: (1) termination of employment in all institutions of higher education as defined in Texas law, (2) retirement, or (3) death. Accordingly, participants in the ORP will be required to obtain certifications from their employers of their status with respect to ORP employers before they may redeem their contract or transfer contract values to another carrier qualified to participate in ORP.

Cybersecurity

Our variable annuity product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your product values. For instance, cyber-attacks may interfere with our processing of contract transactions (including the processing of orders through our online service centers or with the portfolios), impact our ability to calculate values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the portfolios invest, which may cause the portfolios to lose value. While the Company has implemented administrative, technical and physical safeguards that are reasonably designed to protect confidential customer information and confidential business information, there can be no assurance that we or the portfolios or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

Statement of Additional Information

A Statement of Additional Information, which contains additional information including financial statements, is available from the offices of Minnesota Life at your request. The Table of Contents for that Statement of Additional Information is as follows:

General Information and History

Distribution of Contracts

Performance

Independent Registered Public Accounting Firm

Registration Statement

Financial Statements

Appendix A — Condensed Financial Information

The financial statements of the Variable Annuity Account and the Financial Statements of Minnesota Life Insurance Company may be found in the Statement of Additional Information. The table below gives per unit information about the financial history of each sub-account for the class of contracts for the periods indicated. This information should be read in conjunction with the financial statements and related notes of the Variable Annuity Account included in the Statement of Additional Information.

	Year Ended December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Fidelity® VIP Equity-Income Sub-Account:
Unit value at beginning of period	$2.12	$2.34	$2.11	$1.81	$1.92	$1.79	$1.42	$1.23	$1.23	$1.09
Unit value at end of period	$2.66	$2.12	$2.34	$2.11	$1.81	$1.92	$1.79	$1.42	$1.23	$1.23
Number of units outstanding at end of period	2,245,055	2,523,364	2,913,250	3,307,248	3,378,962	3,722,354	4,300,313	4,919,483	5,699,611	6,790,184
Fidelity® VIP Mid Cap Sub-Account:
Unit value at beginning of period	$4.08	$4.85	$4.08	$3.69	$3.80	$3.63	$2.70	$2.39	$2.71	$2.14
Unit value at end of period	$4.97	$4.08	$4.85	$4.08	$3.69	$3.80	$3.63	$2.70	$2.39	$2.71
Number of units outstanding at end of period	1,039,527	1,161,104	1,341,223	1,495,618	1,736,060	1,944,019	2,240,417	2,525,577	3,129,268	3,674,821
Franklin Small-Mid Cap Growth VIP Sub-Account:
Unit value at beginning of period	$1.45	$1.55	$1.29	$1.26	$1.31	$1.23	$0.90	$0.82	$0.88	$0.70
Unit value at end of period	$1.88	$1.45	$1.55	$1.29	$1.26	$1.31	$1.23	$0.90	$0.82	$0.88
Number of units outstanding at end of period	1,158,879	1,147,496	1,265,022	1,373,554	1,736,242	1,896,366	2,093,259	2,205,615	2,313,133	2,703,633
Ivy VIP Asset Strategy Sub-Account:
Unit value at beginning of period	$2.82	$3.02	$2.59	$2.69	$2.97	$3.17	$2.57	$2.18	$2.38	$1.50
Unit value at end of period	$3.39	$2.82	$3.02	$2.59	$2.69	$2.97	$3.17	$2.57	$2.18	$2.38
Number of units outstanding at end of period	1,290,409	1,480,600	1,930,938	2,327,341	2,980,294	3,767,546	4,267,225	4,750,797	5,184,039	5,977,742
Ivy VIP Balanced Sub-Account:
Unit value at beginning of period	$7.66	$8.02	$7.29	$7.24	$7.35	$6.92	$5.67	$5.13	$5.03	$4.35
Unit value at end of period	$9.24	$7.66	$8.02	$7.29	$7.24	$7.35	$6.92	$5.67	$5.13	$5.03
Number of units outstanding at end of period	4,999,445	5,648,736	6,279,768	7,226,124	8,306,662	9,485,935	10,442,904	11,373,314	12,892,195	14,385,654
Ivy VIP Core Equity Sub-Account:
Unit value at beginning of period	$2.40	$2.54	$2.13	$2.08	$2.12	$1.96	$1.49	$1.27	$1.26	$1.06
Unit value at end of period	$3.10	$2.40	$2.54	$2.13	$2.08	$2.12	$1.96	$1.49	$1.27	$1.26
Number of units outstanding at end of period	741,053	828,533	893,228	1,043,964	1,161,268	1,411,381	1,458,879	1,549,916	1,739,021	1,931,732
Ivy VIP Global Growth Sub-Account:
Unit value at beginning of period	$2.37	$2.56	$2.08	$2.17	$2.12	$2.13	$1.81	$1.55	$1.70	$1.77
Unit value at end of period	$2.94	$2.37	$2.56	$2.08	$2.17	$2.12	$2.13	$1.81	$1.55	$1.70
Number of units outstanding at end of period	468,354	487,548	404,894	423,214	491,344	448,451	477,631	515,662	490,464	636,662
Ivy VIP International Core Equity Sub-Account:
Unit value at beginning of period	$4.52	$5.57	$4.57	$4.58	$4.68	$4.68	$3.79	$3.39	$3.98	$3.53
Unit value at end of period	$5.29	$4.52	$5.57	$4.57	$4.58	$4.68	$4.68	$3.79	$3.39	$3.98
Number of units outstanding at end of period	4,255,989	4,735,666	5,263,642	5,795,775	6,369,231	7,119,677	8,097,198	9,029,586	10,209,871	12,034,644
Ivy VIP Science and Technology Sub-Account:
Unit value at beginning of period	$4.28	$4.57	$3.50	$3.49	$3.64	$3.58	$2.32	$1.84	$1.98	$2.22
Unit value at end of period	$6.32	$4.28	$4.57	$3.50	$3.49	$3.64	$3.58	$2.32	$1.84	$1.98
Number of units outstanding at end of period	735,155	677,753	700,002	643,554	780,655	819,802	1,063,505	962,846	916,372	950,006
Ivy VIP Small Cap Core Sub-Account:
Unit value at beginning of period	$3.75	$4.24	$3.78	$2.97	$3.18	$3.01	$2.28	$1.95	$2.26	$1.81
Unit value at end of period	$4.60	$3.75	$4.24	$3.78	$2.97	$3.18	$3.01	$2.28	$1.95	$2.26
Number of units outstanding at end of period	1,222,838	1,326,967	1,553,308	1,938,214	1,846,286	1,967,244	2,224,670	2,513,487	2,948,415	3,449,733
Ivy VIP Small Cap Growth Sub-Account (g):
Unit value at beginning of period	$3.75	$3.62	$3.37	$3.01	$3.36	$3.46	$2.23	$2.02	$2.19	$1.58
Unit value at end of period	$4.57	$3.75	$3.62	$3.37	$3.01	$3.36	$3.46	$2.23	$2.02	$2.19
Number of units outstanding at end of period	550,901	763,606	608,605	706,942	760,124	858,515	1,159,066	1,179,503	1,350,681	1,806,308
Ivy VIP Value Sub-Account:
Unit value at beginning of period	$4.14	$4.52	$4.07	$3.71	$3.91	$3.57	$2.67	$2.27	$2.48	$2.12
Unit value at end of period	$5.17	$4.14	$4.52	$4.07	$3.71	$3.91	$3.57	$2.67	$2.27	$2.48
Number of units outstanding at end of period	3,054,815	3,444,175	3,808,107	4,191,403	4,577,970	5,130,435	5,578,357	6,217,347	7,123,045	8,282,734
Janus Henderson Forty Sub-Account:
Unit value at beginning of period	$2.16	$2.15	$1.67	$1.66	$1.50	$1.40	$1.08	$0.89	$0.96	$0.92
Unit value at end of period	$2.91	$2.16	$2.15	$1.67	$1.66	$1.50	$1.40	$1.08	$0.89	$0.96
Number of units outstanding at end of period	2,363,631	2,538,350	2,959,521	2,885,851	3,445,072	3,111,699	3,801,268	4,740,825	5,416,256	6,280,701
Janus Henderson Overseas Sub-Account:
Unit value at beginning of period	$1.15	$1.37	$1.06	$1.15	$1.28	$1.47	$1.30	$1.17	$1.74	$1.41
Unit value at end of period	$1.44	$1.15	$1.37	$1.06	$1.15	$1.28	$1.47	$1.30	$1.17	$1.74
Number of units outstanding at end of period	1,671,349	1,827,678	2,084,004	2,138,319	2,368,531	2,768,705	3,290,670	3,970,583	4,785,501	5,773,276
SFT Core Bond Sub-Account (e) (h):
Unit value at beginning of period	$4.36	$4.45	$4.30	$4.18	$4.22	$4.02	$4.10	$3.87	$3.62	$3.35
Unit value at end of period	$4.69	$4.36	$4.45	$4.30	$4.18	$4.22	$4.02	$4.10	$3.87	$3.62
Number of units outstanding at end of period	5,096,624	5,457,886	3,896,406	4,250,583	4,546,088	5,079,023	5,795,451	6,826,315	7,643,149	8,510,044
SFT Government Money Market Sub-Account (f):
Unit value at beginning of period	$2.23	$2.23	$2.24	$2.20	$2.32	$2.31	$2.34	$2.04	$2.07	$1.84
Unit value at end of period	$2.24	$2.23	$2.23	$2.24	$2.20	$2.32	$2.31	$2.34	$2.04	$2.07
Number of units outstanding at end of period	10,638,714	10,733,578	10,919,770	11,065,893	11,217,611	11,515,064	11,910,502	12,462,597	12,983,438	13,547,631

A-1

	Year Ended December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
SFT Index 400 Mid-Cap Sub-Account (f):
Unit value at beginning of period	$1.81	$1.81	$1.83	$1.85	$1.87	$1.90	$1.92	$1.94	$1.97	$1.99
Unit value at end of period	$1.81	$1.81	$1.81	$1.83	$1.85	$1.87	$1.90	$1.92	$1.94	$1.97
Number of units outstanding at end of period	1,810,343	2,025,847	2,133,565	2,725,851	2,808,007	3,727,817	4,227,917	5,150,729	7,053,043	7,066,059
SFT Index 500 Sub-Account (f):
Unit value at beginning of period	$4.52	$5.18	$4.54	$3.83	$3.98	$3.69	$2.81	$2.43	$2.52	$2.02
Unit value at end of period	$5.60	$4.52	$5.18	$4.54	$3.83	$3.98	$3.69	$2.81	$2.43	$2.52
Number of units outstanding at end of period	1,136,874	1,242,140	1,378,706	1,533,100	1,550,718	1,721,727	2,032,386	2,175,841	2,605,353	2,935,428
SFT International Bond Sub-Account (f):
Unit value at beginning of period	$10.21	$10.86	$9.07	$8.24	$8.27	$7.40	$5.69	$4.99	$4.97	$4.40
Unit value at end of period	$13.19	$10.21	$10.86	$9.07	$8.24	$8.27	$7.40	$5.69	$4.99	$4.97
Number of units outstanding at end of period	3,469,249	3,829,342	4,252,828	4,584,068	4,948,930	5,412,775	6,135,110	6,818,153	7,737,895	8,958,020
SFT IvySM Growth Sub-Account (a) (b):
Unit value at beginning of period	$9.94	$9.85	$7.72	$7.75	$7.35	$6.58
Unit value at end of period	$13.40	$9.94	$9.85	$7.72	$7.75	$7.35
Number of units outstanding at end of period	4,326,206	4,833,772	5,345,991	5,865,645	6,514,548	7,270,088
SFT IvySM Small Cap Growth Sub-Account (a) (c):
Unit value at beginning of period	$4.83	$5.09	$4.11	$3.44	$3.61	$3.36
Unit value at end of period	$5.89	$4.83	$5.09	$4.11	$3.44	$3.61
Number of units outstanding at end of period	3,435,834	3,878,265	4,278,248	4,611,736	5,027,934	5,468,961
SFT Real Estate Securities Sub-Account (f):
Unit value at beginning of period	$4.10	$4.39	$4.22	$4.09	$3.95	$3.07	$3.07	$2.64	$2.53	$1.99
Unit value at end of period	$5.05	$4.10	$4.39	$4.22	$4.09	$3.95	$3.07	$3.07	$2.64	$2.53
Number of units outstanding at end of period	1,172,477	1,271,322	1,469,037	1,756,475	1,898,209	2,056,236	1,988,644	2,279,436	2,414,020	2,830,761
SFT Wellington Core Equity Sub-Account (a) (d):
Unit value at beginning of period	$2.55	$2.64	$2.21	$2.13	$2.13	$1.93
Unit value at end of period	$3.38	$2.55	$2.64	$2.21	$2.13	$2.13
Number of units outstanding at end of period	2,075,839	2,268,619	2,436,287	2,707,790	3,289,285	3,783,763
Templeton Developing Markets VIP Sub-Account:
Unit value at beginning of period	$1.50	$1.80	$1.30	$1.12	$1.41	$1.56	$1.59	$1.42	$1.71	$1.48
Unit value at end of period	$1.87	$1.50	$1.80	$1.30	$1.12	$1.41	$1.56	$1.59	$1.42	$1.71
Number of units outstanding at end of period	1,339,274	1,534,264	2,264,597	1,844,995	1,899,518	2,143,604	2,537,049	2,952,435	3,370,930	3,975,960

(a)	Sub-Account was made available effective May 1, 2014.
(b)	Ivy Funds VIP Growth substituted into SFT IvySM Growth effective May 1, 2014.
(c)	Ivy Funds VIP Small Cap Growth substituted into SFT IvySM Small Cap Growth effective May 1, 2014.
(d)	Fidelity® VIP Contrafund® substituted into SFT Wellington Core Equity (formerly SFT Pyramis® Core Equity) effective May 1, 2014.
(e)	SFT Advantus Bond changed its name to SFT Core Bond effective May 1, 2018.
(f)	Securian Funds Trust removed the word “Advantus” from the portfolios’ names effective May 1, 2018.
(g)	Ivy VIP Micro Cap Growth merged into Ivy VIP Small Cap Growth effective November 2, 2018.
(h)	SFT Mortgage Securities merged into SFT Core Bond effective November 30, 2018.

A-2

Appendix B — Illustration of Variable Annuity Values

The illustration included in this Appendix shows the effect of investment performance on the monthly variable annuity income. The illustration assumes a gross investment return of: 0.00%, 6.75% and 10.00%.

For illustration purposes, an average annual expense equal to 2.25% of the average daily net assets is deducted from the gross investment return to determine the net investment return. The net investment return is then used to project the monthly variable annuity incomes. The average expense charge of 2.25% includes: 1.25% for mortality and expense risk and an average of 1.00% for the fund management fee, other fund expenses, and distribution fee. The average is calculated from the Total Annual Portfolio Company Operating Expenses and is based on the total annual portfolio operating expenses with waivers or reductions applied.

The gross and net investment rates are for illustrative purposes only and are not a reflection of past or future performance. Actual variable annuity income will be more or less than shown if the actual returns are different than those illustrated.

The illustration assumes 100% of the assets are invested in the sub-account(s) of the variable annuity account. For comparison purposes, a current fixed annuity income, available through the General Account, is also provided. The illustration assumes an initial interest rate, used to determine the first variable payment of 4.50%. After the first variable annuity payment future payments will increase if the annualized net rate of return exceeds the initial interest rate, and will decrease if the annualized net rate of return is less than the initial interest rate.

The illustration provided is for a male, age 65, selecting a life and 10 year certain annuity option with $100,000 of non-qualified funds, residing in the State of Minnesota. This illustration is based on average fund expenses. Upon request, a similar illustration specific to your situation and fund election may be available.

Variable Annuity Income — Hypothetical Illustration

Annuity Income Option — Life Annuity with 10 Year Period Certain

Prepared for: Client

Variable Contribution: $100,000.00

Initial Variable Monthly Income: $612.09

The illustration below shows how investment returns may affect variable annuity income payments. This illustration is hypothetical and is not intended to project or predict investment results.

Annuity income payments will increase if the returns on your investments are greater than the total of the Assumed Investment Return (AIR) and your annual contract expenses.

Annuity income payments will decrease if the returns on your investments are less than the total of the Assumed Investment Return (AIR) and your annual contract expenses.

An AIR of 4.50% annually is used for calculating the initial income payment. More information on the annual expense charges for this contract can be found in the prospectus.

The graph and table below show how annual gross investment returns of 0%, 6.75% and 10.00% would affect annuity income payments. The calculated income shown is after the deduction of all contract expenses (based on your investment allocation).

In the example below, the annuity income amount shown assumes a constant annual investment return. The actual rate of return and resulting annuity income payments will vary over time.

B-1

Variable Annuity Income — Hypothetical

Variable Annuity Income — Supporting Detail

	Monthly Annuity Income Based on Hypothetical Rate of Return
Beginning of Year	Age	0.00% Gross (-2.25% Net)	6.75% Gross (4.50% Net)	10.00% Gross (7.75% Net)
1	65	$612	$612	$612
4	68	$501	$612	$671
7	71	$410	$612	$736
10	74	$336	$612	$806
13	77	$275	$612	$884
16	80	$225	$612	$969
19	83	$184	$612	$1,062
22	86	$151	$612	$1,164
25	89	$123	$612	$1,277
28	92	$101	$612	$1,399
31	95	$83	$612	$1,534
34	98	$68	$612	$1,682

If you applied the amount of your purchase payment allocated to variable to a fixed annuity on the quotation date of this illustration, your fixed annuity income would be $467.14.

B-2

Appendix C — Types of Qualified Plans

Tax qualified plans provide tax deferral. If you purchase an annuity contract in a tax qualified plan, the tax deferral feature of the annuity is redundant and offers you no additional advantage. You should purchase the annuity for reasons other than tax deferral when part of a qualified plan.

Public School Systems and Certain Tax Exempt Organizations

This annuity contract is no longer issued to Section 403(b) Plans effective May 1, 2008.

Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.

Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1⁄2, severance from employment, disability, or financial hardship. Income attributable to elective contributions may not be distributed in the case of hardship. Effective January 1, 2009, the IRS issued comprehensive regulations under Code Section 403(b) which imposed increased compliance obligations on employers and others involved in Code Section 403(b) arrangements, including written plan documentation for all Code Section 403(b) plans. The regulations are generally effective January 1, 2009. You should consult a qualified tax advisor regarding the impact of these new regulations on your plan.

Individual Retirement Annuities

Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity, hereinafter referred to as an “IRA”. Also, distributions from certain other types of qualified plans may be “rolled over” on a tax-deferred basis into an IRA. The sale of a Contract for use with an IRA will be subject to special IRS mandated disclosure requirements. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Services or other appropriate agencies. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A Qualified Contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.

Earnings in an IRA are not taxed until distribution. IRA contributions are subject to certain limits each year and may be deductible in whole or in part depending on the individual’s income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are “rolled over” on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed at ordinary income rates when distributed from the IRA. Distributions prior to age 59 1⁄2 (unless certain exceptions apply) are subject to a 10% penalty tax.

A portion of the amount distributed from an IRA may be taxable based on the ratio of the “investment in the contract” to the individual’s balance in the IRA, generally the value of the IRA. The “investment in the contract” generally equals the nondeductible contributions to an IRA. The “investment in the contract” can be zero.

Simplified Employee Pension (SEP) IRAs

Employers may establish Simplified Employee Pension (SEP) IRAs under Code section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

C-1

Simple IRAs

Certain small employers may establish Simple IRAs as provided by Section 408(p) of the Code, under which employees may elect to defer a certain percentage of their compensation (as increased for cost of living adjustments). The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from Simple IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1⁄2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee’s participation in the plan.

Roth IRAs

Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and contingent deferred sales charges. Other special rules may apply.

Qualified distributions from a Roth IRA, as defined by the Code, generally are excluded from gross income. Qualified distributions include those distributions made more than five years after the taxable year of the first contribution to the Roth IRA, but only if: (1) the annuity owner has reached age 59 1⁄2; (2) the distribution is paid to a beneficiary after the owner’s death; (3) the annuity owner becomes disabled; or (4) the distribution will be used for a first time home purchase and does not exceed $10,000. Non-qualified distributions are includable in gross income only to the extent they exceed contributions made to the Roth IRA. The taxable portion of a non-qualified distribution may be subject to a 10% penalty tax.

In addition, state laws may not completely follow the federal tax treatment of Roth IRAs. You should consult your tax adviser for further information regarding Roth IRAs.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans

Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans permit the purchase of the contracts to accumulate retirement savings under the plans for employees. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this annuity is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the annuity.

Deferred Compensation Plans

Code Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. With respect to non-governmental Section 457 plans, investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages. With respect to non-governmental Section 457 plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. Under the provisions of the Small Business Protection Act of 1996, all of the assets and income of a governmental plan maintained by an eligible employer as a Section 457 plan must be held in trust or in a qualifying custodial account or annuity contract held for the exclusive benefit of plan participants and beneficiaries.

C-2

PART B

INFORMATION REQUIRED IN A

STATEMENT OF ADDITIONAL INFORMATION

VARIABLE ANNUITY ACCOUNT

(“VARIABLE ANNUITY ACCOUNT”), A SEPARATE ACCOUNT OF

MINNESOTA LIFE INSURANCE COMPANY

(“MINNESOTA LIFE”)

400 ROBERT STREET NORTH

ST. PAUL, MINNESOTA 55101-2098

TELEPHONE: 1-800-362-3141

STATEMENT OF ADDITIONAL INFORMATION

THE DATE OF THIS DOCUMENT AND THE PROSPECTUS IS: May 1, 2020

This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Fund’s current Prospectus, bearing the same date, which may be obtained by calling Securian at 1-800-362-3141; or writing to Securian at 400 Robert Street North, St. Paul, Minnesota 55101-2098.

General Information and History

Distribution of Contracts

Performance

Independent Registered Public Accounting Firm

Registration Statement

Financial Statements

GENERAL INFORMATION AND HISTORY

The Variable Annuity Account is a separate investment account of the Minnesota Life Insurance Company (“Minnesota Life”), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company (“Minnesota Mutual”), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named “Minnesota Mutual Companies, Inc.” Minnesota Mutual continued its corporate existence following conversion to a stock life insurance company named Minnesota Life. Minnesota Life is a subsidiary of Securian Financial Group, Inc. which in turn is a wholly-owned subsidiary of Securian Holding Company, which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

DISTRIBUTION OF CONTRACTS

The contract will be sold in a continuous offering by our life insurance agents who are also registered representatives of our affiliated broker-dealer, Securian Financial Services, Inc. (“Securian Financial”) or other affiliated or unaffiliated broker-dealers who have entered into selling agreements with Securian Financial and Minnesota Life. Securian Financial acts as principal underwriter of the contracts.

Securian Financial and Securian Asset Management, Inc. are wholly-owned subsidiaries of Securian Financial Group, Inc. Securian Asset Management, Inc., is a registered investment adviser and the investment adviser to the Securian Funds Trust. Securian Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

Amounts paid by Minnesota Life to the underwriter for 2019, 2018 and 2017 were $32,790,422, $33,839,755 and $31,245,769 respectively, for payment to associated dealers on the sale of the contracts, which includes other contracts issued through the Variable Annuity Account. Securian Financial also receives amounts from some of the portfolios for services provided under a 12b-1 plan of distribution.

Agents of Minnesota Life who are also registered representatives of Securian Financial are compensated directly by Minnesota Life. Agents or registered representatives of other broker-dealers are paid by their broker-dealer. Minnesota Life makes payment to the broker-dealers and does not determine your registered representative’s compensation. You are encouraged to ask your registered representative about the basis upon which he or she will be personally compensated for the advice or recommendations provided in connection with the sale of your contract.

The categories of payments Minnesota Life provides are described in the prospectus. These categories are not mutually exclusive and Minnesota Life may choose to make additional types of payments in the future. Firms may receive payments under more than one, or all categories. Not all firms receive additional compensation and the amount of compensation varies. Minnesota Life determines which firms to provide support and the extent of any payments, including not making any payments for a particular class of contracts or product types. It generally chooses to compensate firms that have an ability to distribute the contracts and that are willing to cooperate with our promotional efforts. We do not attempt to make an independent assessment of the cost of providing any service(s).

PERFORMANCE

From time to time our advertising and other promotional material may quote the performance (yield and total return) of a sub-account. In addition, our reports or other communications to current or prospective contract owners may also quote the yield on total return of the sub-account. Quoted results are based on past performance and reflect the performance of all assets held in that sub-account for the stated time period. QUOTED RESULTS ARE NEITHER AN ESTIMATE NOR A GUARANTEE OF FUTURE INVESTMENT PERFORMANCE, AND DO NOT REPRESENT THE ACTUAL EXPERIENCE OF AMOUNTS INVESTED BY ANY PARTICULAR CONTRACT OWNER.

TOTAL RETURNS

A sub-account may advertise its “average annual total return” over various periods of time. “Total return” represents the percentage change in value of an investment in the sub-account from the beginning of a measuring period to the end of that measuring period. “Annualized” total return assumes that the total return achieved for the measuring period is achieved for each such period for a full year. “Average annual” total return is computed in accordance with a standard method prescribed by the SEC.

AVERAGE ANNUAL TOTAL RETURN

To calculate a sub-account’s average annual total return for a specific measuring period, we take a hypothetical $1,000 investment in that sub-account, at its then applicable sub-account unit value (the “initial payment”) and we compute the ending redeemable value of that initial payment at the end of the measuring period based on the investment experience of that sub-account (“full withdrawal value”). The full withdrawal value reflects the effect of all recurring fees and charges applicable to a contract owner under the contract, including the mortality and expense risk fee, and the deduction of the applicable deferred sales charge, but does not reflect any charges for applicable premium taxes and/or any other taxes, or any non-recurring fees. The redeemable value is then divided by the initial payment and this quotient is raised to the 365/N power (N represents the number of days in the measuring period), and 1 is subtracted from this result. Average annual total return is expressed as a percentage.

T = (ERV/P)(1/N) – 1

Where	T	=	average annual total return
	ERV	=	ending redeemable value
	P	=	hypothetical initial payment of $1,000
	N	=	number of years

Average annual total return figures will generally be given for recent one, five, and ten year periods (if applicable), and may be given for other periods as well (such as from commencement of the sub-account’s operations, or on a year by year basis).

When considering “average” total return figures for periods longer than one year, it is important to note that the relevant sub-account’s annual total return for any one year in the period might have been greater or less than the average for the entire period.

NON-STANDARDIZED RETURNS

We may also calculate non-standardized returns which may or may not reflect any deferred sales charges, charges for premium taxes and/or any other taxes, or any non-recurring fees or charges. For periods prior to the date of this Prospectus, calculations may be based on the assumption that the contracts described in this prospectus were issued when the underlying portfolios first became available to the variable annuity account. There may also be other “hypothetical” performance information which will include a more detailed description of the information and its calculation in the specific piece.

Standardized return calculations will always accompany any non-standardized returns shown.

YIELDS

MONEY MARKET SUB-ACCOUNT

The “yield” (also called “current yield”) of the Money Market Sub-Account is computed in accordance with a standard method prescribed by the SEC. The net change in the sub-account’s unit value during a seven day period is divided by the unit value at the beginning of the period to obtain a base rate of return. The current yield is generated when the base rate is “annualized” by multiplying it by the fraction 365/7; that is, the base rate of return is assumed to be generated each week over a 365 day period and is shown as a percentage of the investment. The “effective yield” of the Money Market Sub-Account is calculated similarly but, when annualized, the base rate of return is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

The formula for effective yield is: [(Base Period Return + 1) (365/7)] – 1.

Realized capital gains or losses and unrealized appreciation or depreciation of the assets of the underlying Money Market Portfolio are not included in the yield calculation. Current yield and effective yield do not reflect any deduction of charges for any applicable premium taxes and/or any other taxes, but do reflect a deduction for the mortality and expense fee.

OTHER SUB-ACCOUNTS

“Yield” of the other sub-accounts is computed in accordance with a different standard method prescribed by the SEC. The net investment income (investment income less expenses) per sub-account unit earned during a specified one month or 30 day period is divided by the sub-account unit value on the last day of the specified period. This result is then annualized (that is, the yield is assumed to be generated each month or each 30 day period for a year), according to the following formula, which assumes semi-annual compounding:

a-b cd
YIELD = 2 [ (		+ 1 )[6] -1 ]

Where	a	=	net investment income earned during the period by the portfolio attributable to the sub-account.
	b	=	expenses accrued for the period (net of reimbursements)
	c	=	the average daily number of sub-account units outstanding during the period that were entitled to receive dividends.
	d	=	the unit value of the sub-account units on the last day of the period.

The yield of each sub-account reflects the deduction of all recurring fees and charges applicable to the sub-account, such as the mortality and expense fee, but does not reflect any charge for applicable premium taxes and/or any other taxes, or any non-recurring fees or charges.

The sub-accounts’ yields will vary from time to time depending upon market conditions, the composition of each portfolio and operating expenses of the fund allocated to each portfolio. Consequently, any given performance quotation should not be considered representative of the sub-account’s performance in the future. Yield should also be considered relative to changes in sub-account unit values and to the relative risks associated with the investment policies and objectives of the various portfolios. In addition, because performance will fluctuate, it may not provide a basis for comparing the yield of a sub-account with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and supplementary schedules of Minnesota Life Insurance Company (the Company) as of December 31, 2019 and 2018, and for each of the years in the three-year period ended December 31, 2019, and the financial statements of the Variable Annuity Account as of December 31, 2019, and the year or period then ended, included herein have been audited by our independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing. KPMG LLP’s report, dated April 2, 2020, states that the Company prepared its financial statements using statutory accounting practices prescribed or permitted by the Minnesota Department of Commerce (statutory accounting practices), which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, KPMG LLP’s report states that the Company’s financial statements are not intended to be and, therefore, are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with the statutory accounting practices.

REGISTRATION STATEMENT

We have filed with the Securities and Exchange Commission a registration statement under the Securities Act of 1933, as amended, with respect to the contracts offered hereby. This Prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Annuity Account, Minnesota Life, and the contracts. Statements contained in this Prospectus as to the contents of contracts and other legal instruments are summaries, and reference is made to such instruments as filed.

                          VARIABLE ANNUITY ACCOUNT
                            Financial Statements
                              December 31, 2019
   (With Report of Independent Registered Public Accounting Firm Thereon)

                          VARIABLE ANNUITY ACCOUNT

                            Financial Statements

                              December 31, 2019

                              TABLE OF CONTENTS

                                                             PAGE

Report of Independent Registered Public Accounting Firm                                               1

Statements of Assets, Liabilities, and Contract Owners' Equity                                        3

Statements of Operations                                                                             19

Statements of Changes in Net Assets                                                                  35

Notes to Financial Statements                                                                        51

KPMG LLP
4200 Wells Fargo Center
90 South Seventh Street
Minneapolis, MN 55402

           REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Minnesota Life Insurance Company and Contract
     Owners of Variable Annuity Account:

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets, liabilities and contract owners' equity of the sub-accounts listed in the Appendix that comprise
Variable Annuity Account (the Separate Account), as of the date listed in the
Appendix, the related statements of operations for the year listed in the
Appendix and changes in net assets for each of the years or periods listed in the Appendix, and the related notes, including the financial highlights in Note
7 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year listed in the Appendix and changes in its net assets for each of the years or periods listed in the Appendix, and the financial highlights for each of the years indicated in Note 7, in conformity with U.S.
generally accepted accounting principles.

BASIS FOR OPINION

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.
Such procedures also included confirmation of securities owned as of December
31, 2019, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

                                             [KPMG_SIG]

We have served as the Separate Account's auditor since 1985.

Minneapolis, Minnesota
March 27, 2020

  1

  APPENDIX - VARIABLE ANNUITY ACCOUNT

Statements of assets, liabilities, and contract owners' equity as of December
31, 2019, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the years or periods in the two-year period then ended.

   AB VPS Dynamic Asset Allocation Portfolio - Class B Shares (1)
   AB VPS International Value Portfolio - Class B Shares (1)
   American Century Investments II VP Inflation Protection Fund - Class II
       Shares (1)
   American Century Investments VP Income & Growth Fund - Class II Shares (1)
   American Funds IS(R) Global Bond Fund - Class 2 Shares (1)
   American Funds IS(R) Global Growth Fund - Class 2 Shares (1)
   American Funds IS(R) Global Small Capitalization Fund - Class 2 Shares (1)
   American Funds IS(R) Growth Fund - Class 2 Shares (1)
   American Funds IS(R) Growth-Income Fund - Class 2 Shares (1)
   American Funds IS(R) International Fund - Class 2 Shares (1)
   American Funds IS(R) New World Fund(R) -- Class 2 Shares (1)
   American Funds IS(R) U.S. Government/AAA-Rated Securities Fund - Class 2
       Shares (1)
   Fidelity(R) VIP Equity-Income Portfolio - Service Class 2 (1)
   Fidelity(R) VIP Mid Cap Portfolio - Service Class 2 (1)
          Franklin Templeton VIP Trust Franklin Mutual Shares VIP Fund Class 2 (1)
   Franklin Templeton VIP Trust Franklin Small Cap Value VIP Fund Class 2 (1)
   Franklin Templeton VIP Trust Franklin Small-Mid Cap Growth VIP Fund Class 2
       (1)
          Franklin Templeton VIP Trust Templeton Developing Markets VIP Fund Class 2
       (1)
   Goldman Sachs VIT Global Trends Allocation Fund - Service Shares (1)
   Goldman Sachs VIT High Quality Floating Rate Fund - Service Shares (1)
   Invesco Oppenheimer V.I. Global Fund - Series II Shares (1)
   Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series II Shares (1)
   Invesco V.I. American Value Fund - Series II Shares (1)
   Invesco V.I. Comstock Fund - Series II Shares (1)
   Invesco V.I. Equity and Income Fund - Series II Shares (1)
   Invesco V.I. Growth and Income Fund - Series II Shares (1)
   Invesco V.I. Small Cap Equity Fund - Series II Shares (1)
          Ivy VIP - Asset Strategy Class II (1)
   Ivy VIP - Balanced Class II (1)
   Ivy VIP - Core Equity Class II (1)
   Ivy VIP - Corporate Bond Class II (1)
   Ivy VIP - Energy Class II (1)
   Ivy VIP - Global Bond Class II (1)
   Ivy VIP - Global Equity Income Class II (1)
   Ivy VIP - Global Growth Class II (1)
   Ivy VIP - Government Money Market Class II (1)
   Ivy VIP - Growth Class II (1)
   Ivy VIP - High Income Class II (1)
   Ivy VIP - International Core Equity Class II (1)
   Ivy VIP - Limited-Term Bond Class II (1)
   Ivy VIP - Mid Cap Growth Class II (1)
   Ivy VIP - Natural Resources Class II (1)
   Ivy VIP - Pathfinder Aggressive Class II (1)
   Ivy VIP - Pathfinder Conservative Class II (1)
   Ivy VIP - Pathfinder Moderate - Managed Volatility Class II (1)
   Ivy VIP - Pathfinder Moderate Class II (1)
   Ivy VIP - Pathfinder Moderately Aggressive - Managed Volatility Class II
       (1)

(1) See Note 1 to the financial statements for the former name of the sub-account.

   Ivy VIP - Pathfinder Moderately Aggressive Class II (1)
   Ivy VIP - Pathfinder Moderately Conservative - Managed Volatility Class II
       (1)
   Ivy VIP - Pathfinder Moderately Conservative Class II (1)
   Ivy VIP - Science and Technology Class II (1)
   Ivy VIP - Securian Real Estate Securities Class II (1)
   Ivy VIP - Small Cap Core Class II (1)
   Ivy VIP - Small Cap Growth Class II (1)
   Ivy VIP - Value Class II (1)
   Janus Aspen Series - Janus Henderson Balanced Portfolio - Service Shares
       (1)
   Janus Aspen Series - Janus Henderson Flexible Bond - Service Shares (1)
   Janus Aspen Series - Janus Henderson Forty Portfolio - Service Shares (1)
   Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio - Service
       Shares (1)
   Janus Aspen Series - Janus Henderson Overseas Portfolio - Service Shares
       (1)
   Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap
       Growth Portfolio - Class II Shares (1)
   MFS(R) VIT - Mid Cap Growth Series - Service Class (1)
   MFS(R) VIT II - International Intrinsic Value Portfolio - Service Class
       (1)
   Morgan Stanley Variable Insurance Fund, Inc. - Morgan Stanley VIF Emerging
       Markets Equity Portfolio - Class II Shares (1)
   Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II
       Shares (1)
   Morningstar Balanced ETF Asset Allocation Portfolio - Class II Shares (1)
   Morningstar Conservative ETF Asset Allocation Portfolio - Class II Shares
       (1)
   Morningstar Growth ETF Asset Allocation Portfolio - Class II Shares (1)
   Morningstar Income and Growth Asset Allocation Portfolio - Class II Shares
       (1)
   Neuberger Berman Advisers Management Trust Sustainable Equity - S Class
       Shares (1)
   Northern Lights VT TOPS(R) Managed Risk Balanced ETF Portfolio - Class 2
       Shares (1)
   Northern Lights VT TOPS(R) Managed Risk Flex ETF Portfolio (1)
   Northern Lights VT TOPS(R) Managed Risk Growth ETF Portfolio - Class 2
       Shares (1)
   Northern Lights VT TOPS(R) Managed Risk Moderate Growth ETF Portfolio -
       Class 2 Shares (1)
   PIMCO VIT - PIMCO Global Diversified Allocation Portfolio Advisor Class
       Shares (1)
   PIMCO VIT - PIMCO Low Duration Portfolio Advisor Class Shares (1)
   PIMCO VIT - PIMCO Total Return Portfolio Advisor Class Shares (1)
   Putnam VT Equity Income Fund - Class IB Shares (1)
   Putnam VT Growth Opportunities Fund - Class IB Shares (1)
   Putnam VT International Equity Fund - Class IB Shares (1)
   Putnam VT Sustainable Leaders Fund - Class IB Shares (1)
   Securian Funds Trust - SFT Core Bond Fund - Class 2 Shares (1)
   Securian Funds Trust - SFT Dynamic Managed Volatility Fund (1)
   Securian Funds Trust - SFT Government Money Market Fund (1)
   Securian Funds Trust - SFT Index 400 Mid-Cap Fund - Class 2 Shares (1)
   Securian Funds Trust - SFT Index 500 Fund - Class 2 Shares (1)
   Securian Funds Trust - SFT International Bond Fund - Class 2 Shares (1)
   Securian Funds Trust - SFT Ivy(SM) Growth Fund (1)
   Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund (1)
   Securian Funds Trust - SFT Managed Volatility Equity Fund (1)
   Securian Funds Trust - SFT Real Estate Securities Fund - Class 2 Shares
       (1)
   Securian Funds Trust - SFT T. Rowe Price Value Fund (1)
   Securian Funds Trust - SFT Wellington Core Equity Fund - Class 2 Shares
       (1)

  2

                          VARIABLE ANNUITY ACCOUNT

       Statements of Assets, Liabilities, and Contract Owners' Equity

                              December 31, 2019

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                    ----------------------------------------------------------------
                                                                                                             AMER
                                                                         AB VPS DYN                       CENTURY II
                                                                         ASSET ALLOC      AB VPS INTL     VP INFL PRO
                                                                            CL B          VALUE CL B         CL II
                                                                    ----------------------------------------------------------------

ASSETS
Investments at net asset value                                    $        184,429,473          553,006      60,231,403
Receivable from Minnesota Life for contract purchase payments                       --               --              --
Receivable for investments sold                                                 14,318               23           3,410
                                                                    ----------------------------------------------------------------

           Total assets                                                    184,443,791          553,029      60,234,813
                                                                    ----------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
     payments and mortality and expense charges                                 15,438               28           3,763
Payable for investments purchased                                                   --               --              --
                                                                    ----------------------------------------------------------------

           Total liabilities                                                    15,438               28           3,763
                                                                    ----------------------------------------------------------------

           Net assets applicable to contract owners               $        184,428,353          553,001      60,231,050
                                                                    ================================================================

CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                  $        184,428,353          553,001      60,169,718
Contracts in annuity payment period                                                 --               --          61,332
                                                                    ----------------------------------------------------------------

           Total contract owners' equity                          $        184,428,353          553,001      60,231,050
                                                                    ================================================================

           Investment shares                                                13,804,601           38,835       5,870,507
           Investments at cost                                    $        164,506,126          554,707      62,799,206

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                    ----------------------------------------------------------------
                                                                       AMER
                                                                    CENTURY VP       AMER FUNDS      AMER FUNDS
                                                                       INC &          IS GLOBAL       IS GLOBAL
                                                                   GROWTH CL II       BOND CL 2      GROWTH CL 2
                                                                    ----------------------------------------------------------------

ASSETS
Investments at net asset value                                          4,155,963       11,564,341      18,794,153
Receivable from Minnesota Life for contract purchase payments                  --            5,562              --
Receivable for investments sold                                               177               --           1,694
                                                                    ----------------------------------------------------------------

           Total assets                                                 4,156,140       11,569,903      18,795,847
                                                                    ----------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
     payments and mortality and expense charges                               220               --           1,810
Payable for investments purchased                                              --            5,641              --
                                                                    ----------------------------------------------------------------

           Total liabilities                                                  220            5,641           1,810
                                                                    ----------------------------------------------------------------

           Net assets applicable to contract owners                     4,155,920       11,564,262      18,794,037
                                                                    ================================================================

CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                        4,151,743       11,518,918      18,777,787
Contracts in annuity payment period                                         4,177           45,344          16,250
                                                                    ----------------------------------------------------------------

           Total contract owners' equity                                4,155,920       11,564,262      18,794,037
                                                                    ================================================================

           Investment shares                                              414,353          961,292         582,945
           Investments at cost                                          4,091,627       11,159,090      15,920,724

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  3

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

       Statements of Assets, Liabilities, and Contract Owners' Equity

                              December 31, 2019

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                    ----------------------------------------------------------------

                                                                        AMER FUNDS IS                         AMER FUNDS IS
                                                                        GLOBAL SMALL       AMER FUNDS IS       GROWTH-INC
                                                                          CAP CL 2          GROWTH CL 2           CL 2
                                                                    ----------------------------------------------------------------

ASSETS
Investments at net asset value                                    $         15,008,364         77,888,643         34,346,230
Receivable from Minnesota Life for contract purchase payments                       --             34,712                 --
Receivable for investments sold                                                  5,001                 --             10,711
                                                                    ----------------------------------------------------------------

           Total assets                                                     15,013,365         77,923,355         34,356,941
                                                                    ----------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
     payments and mortality and expense charges                                  5,120                 --             10,959
Payable for investments purchased                                                   --             35,452                 --
                                                                    ----------------------------------------------------------------

           Total liabilities                                                     5,120             35,452             10,959
                                                                    ----------------------------------------------------------------

           Net assets applicable to contract owners               $         15,008,245         77,887,903         34,345,982
                                                                    ================================================================

CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                  $         14,970,703         77,868,978         34,286,771
Contracts in annuity payment period                                             37,542             18,925             59,211
                                                                    ----------------------------------------------------------------

           Total contract owners' equity                          $         15,008,245         77,887,903         34,345,982
                                                                    ================================================================

           Investment shares                                                   576,801            966,720            685,827
           Investments at cost                                    $         13,033,959         69,898,786         31,412,830

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                    ----------------------------------------------------------------

                                                                                                          AMER FUNDS IS
                                                                    AMER FUNDS IS      AMER FUNDS IS       US GOVT/AAA
                                                                      INTL CL 2       NEW WORLD CL 2          CL 2
                                                                    ----------------------------------------------------------------

ASSETS
Investments at net asset value                                          19,349,979         15,134,353         14,383,200
Receivable from Minnesota Life for contract purchase payments                   --            121,791                 --
Receivable for investments sold                                              3,479                 --                526
                                                                    ----------------------------------------------------------------

           Total assets                                                 19,353,458         15,256,144         14,383,726
                                                                    ----------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
     payments and mortality and expense charges                              3,596                 --                619
Payable for investments purchased                                               --            121,908                 --
                                                                    ----------------------------------------------------------------

           Total liabilities                                                 3,596            121,908                619
                                                                    ----------------------------------------------------------------

           Net assets applicable to contract owners                     19,349,862         15,134,236         14,383,107
                                                                    ================================================================

CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                        19,349,862         15,100,756         14,371,656
Contracts in annuity payment period                                             --             33,480             11,451
                                                                    ----------------------------------------------------------------

           Total contract owners' equity                                19,349,862         15,134,236         14,383,107
                                                                    ================================================================

           Investment shares                                               931,183            591,417          1,177,985
           Investments at cost                                          17,935,037         12,816,354         14,365,289

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  4

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

       Statements of Assets, Liabilities, and Contract Owners' Equity

                              December 31, 2019

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                    ----------------------------------------------------------------

                                                                         CLEARBRIDGE     FIDELITY VIP
                                                                           SM CAP           EQUITY-       FIDELITY VIP
                                                                        GROWTH CL II      INCOME SC 2      MID CAP SC2
                                                                    ----------------------------------------------------------------

ASSETS
Investments at net asset value                                    $         14,513,192       65,428,496       34,926,943
Receivable from Minnesota Life for contract purchase payments                       --               --               --
Receivable for investments sold                                                  8,720            3,712            4,074
                                                                    ----------------------------------------------------------------

           Total assets                                                     14,521,912       65,432,208       34,931,017
                                                                    ----------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
     payments and mortality and expense charges                                  8,911            4,060            4,256
Payable for investments purchased                                                   --               --               --
                                                                    ----------------------------------------------------------------

           Total liabilities                                                     8,911            4,060            4,256
                                                                    ----------------------------------------------------------------

           Net assets applicable to contract owners               $         14,513,001       65,428,148       34,926,761
                                                                    ================================================================

CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                  $         14,506,963       65,123,735       34,749,857
Contracts in annuity payment period                                              6,038          304,413          176,904
                                                                    ----------------------------------------------------------------

           Total contract owners' equity                          $         14,513,001       65,428,148       34,926,761
                                                                    ================================================================

           Investment shares                                                   555,848        2,832,402        1,100,061
           Investments at cost                                    $         14,983,068       59,957,917       35,346,299

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                    ----------------------------------------------------------------

                                                                    FRANKLIN        FRANKLIN        FRANKLIN
                                                                   MUTUAL SHS       SMALL CAP       SM-MD CAP
                                                                    VIP CL 2      VAL VIP CL 2     GR VIP CL 2
                                                                    ----------------------------------------------------------------

ASSETS
Investments at net asset value                                         7,855,071      29,457,368      10,830,853
Receivable from Minnesota Life for contract purchase payments                 --              --              --
Receivable for investments sold                                              343             966             914
                                                                    ----------------------------------------------------------------

           Total assets                                                7,855,414      29,458,334      10,831,767
                                                                    ----------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
     payments and mortality and expense charges                              421           1,178             955
Payable for investments purchased                                             --              --              --
                                                                    ----------------------------------------------------------------

           Total liabilities                                                 421           1,178             955
                                                                    ----------------------------------------------------------------

           Net assets applicable to contract owners                    7,854,993      29,457,156      10,830,812
                                                                    ================================================================

CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                       7,839,744      29,428,929      10,764,925
Contracts in annuity payment period                                       15,249          28,227          65,887
                                                                    ----------------------------------------------------------------

           Total contract owners' equity                               7,854,993      29,457,156      10,830,812
                                                                    ================================================================

           Investment shares                                             417,601       1,957,300         626,423
           Investments at cost                                         8,390,461      32,996,360      11,067,267

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  5

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

       Statements of Assets, Liabilities, and Contract Owners' Equity

                              December 31, 2019

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                    ----------------------------------------------------------------

                                                                        FRANKLIN TEMP     GOLDMAN SACHS      GOLDMAN SACHS
                                                                        DEV MKTS VIP       VIT GLOBAL        VIT HQ FLT RT
                                                                            CL 2            TRENDS SS             SS
                                                                    ----------------------------------------------------------------

ASSETS
Investments at net asset value                                    $         22,032,154       171,660,763         40,073,649
Receivable from Minnesota Life for contract purchase payments                       --                --                 --
Receivable for investments sold                                                  1,514            17,927              2,110
                                                                    ----------------------------------------------------------------

           Total assets                                                     22,033,668       171,678,690         40,075,759
                                                                    ----------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
     payments and mortality and expense charges                                  1,626            18,835              2,403
Payable for investments purchased                                                   --                --                 --
                                                                    ----------------------------------------------------------------

           Total liabilities                                                     1,626            18,835              2,403
                                                                    ----------------------------------------------------------------

           Net assets applicable to contract owners               $         22,032,042       171,659,855         40,073,356
                                                                    ================================================================

CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                  $         21,942,852       171,659,855         40,060,636
Contracts in annuity payment period                                             89,190                --             12,720
                                                                    ----------------------------------------------------------------

           Total contract owners' equity                          $         22,032,042       171,659,855         40,073,356
                                                                    ================================================================

           Investment shares                                                 2,057,157        13,956,160          3,871,850
           Investments at cost                                    $         16,834,004       163,555,450         40,513,291

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                    ----------------------------------------------------------------

                                                                       INVESCO            INVESCO          INVESCO VI
                                                                   OPPHMR VI INTL      OPPHMR VI MS      AMERICAN VALUE
                                                                    GROWTH SR II       SM CAP SR II           SR II
                                                                    ----------------------------------------------------------------

ASSETS
Investments at net asset value                                          40,362,614          3,111,500          8,972,273
Receivable from Minnesota Life for contract purchase payments                   --                 --                 --
Receivable for investments sold                                              9,433                143             16,116
                                                                    ----------------------------------------------------------------

           Total assets                                                 40,372,047          3,111,643          8,988,389
                                                                    ----------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
     payments and mortality and expense charges                              9,741                184             16,185
Payable for investments purchased                                               --                 --                 --
                                                                    ----------------------------------------------------------------

           Total liabilities                                                 9,741                184             16,185
                                                                    ----------------------------------------------------------------

           Net assets applicable to contract owners                     40,362,306          3,111,459          8,972,204
                                                                    ================================================================

CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                        40,283,423          3,111,459          8,920,180
Contracts in annuity payment period                                         78,883                 --             52,024
                                                                    ----------------------------------------------------------------

           Total contract owners' equity                                40,362,306          3,111,459          8,972,204
                                                                    ================================================================

           Investment shares                                            15,766,646            135,933            570,030
           Investments at cost                                          38,448,113          3,087,097          9,127,283

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  6

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

       Statements of Assets, Liabilities, and Contract Owners' Equity

                              December 31, 2019

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                    ----------------------------------------------------------------

                                                                                             INVESCO VI        INVESCO VI
                                                                         INVESCO VI        EQUITY & INC SR    GROWTH & INC
                                                                       COMSTOCK SR II            II               SR II
                                                                    ----------------------------------------------------------------

ASSETS
Investments at net asset value                                    $         55,565,809           8,230,572         5,987,277
Receivable from Minnesota Life for contract purchase payments                       --                  --                --
Receivable for investments sold                                                  7,564               1,606               282
                                                                    ----------------------------------------------------------------

           Total assets                                                     55,573,373           8,232,178         5,987,559
                                                                    ----------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
     payments and mortality and expense charges                                  7,994               1,653               363
Payable for investments purchased                                                   --                  --                --
                                                                    ----------------------------------------------------------------

           Total liabilities                                                     7,994               1,653               363
                                                                    ----------------------------------------------------------------

           Net assets applicable to contract owners               $         55,565,379           8,230,525         5,987,196
                                                                    ================================================================

CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                  $         55,452,667           8,230,525         5,987,196
Contracts in annuity payment period                                            112,712                  --                --
                                                                    ----------------------------------------------------------------

           Total contract owners' equity                          $         55,565,379           8,230,525         5,987,196
                                                                    ================================================================

           Investment shares                                                 3,251,364             472,478           314,128
           Investments at cost                                    $         57,508,431           8,291,261         6,515,745

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                    ----------------------------------------------------------------

                                                                   INVESCO VI SM
                                                                   CAP EQUITY SR    IVY VIP ASSET        IVY VIP
                                                                        II         STRATEGY CL II    BALANCED CL II
                                                                    ----------------------------------------------------------------

ASSETS
Investments at net asset value                                         18,710,850      120,535,524        99,693,935
Receivable from Minnesota Life for contract purchase payments                  --          139,141                --
Receivable for investments sold                                             1,025               --            35,391
                                                                    ----------------------------------------------------------------

           Total assets                                                18,711,875      120,674,665        99,729,326
                                                                    ----------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
     payments and mortality and expense charges                             1,131               --            35,586
Payable for investments purchased                                              --          139,656                --
                                                                    ----------------------------------------------------------------

           Total liabilities                                                1,131          139,656            35,586
                                                                    ----------------------------------------------------------------

           Net assets applicable to contract owners                    18,710,744      120,535,009        99,693,740
                                                                    ================================================================

CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                       18,705,972      120,212,278        97,823,267
Contracts in annuity payment period                                         4,772          322,731         1,870,473
                                                                    ----------------------------------------------------------------

           Total contract owners' equity                               18,710,744      120,535,009        99,693,740
                                                                    ================================================================

           Investment shares                                            1,127,160       12,687,816        12,127,773
           Investments at cost                                         20,748,564      127,638,847       100,413,014

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  7

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

       Statements of Assets, Liabilities, and Contract Owners' Equity

                              December 31, 2019

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                    ----------------------------------------------------------------

                                                                                           IVY VIP
                                                                        IVY VIP CORE      CORPORATE         IVY VIP
                                                                        EQUITY CL II     BOND CL II      ENERGY CL II
                                                                    ----------------------------------------------------------------

ASSETS
Investments at net asset value                                    $        101,476,099     123,702,526        3,583,815
Receivable from Minnesota Life for contract purchase payments                   28,425          35,841               --
Receivable for investments sold                                                     --              --              124
                                                                    ----------------------------------------------------------------

           Total assets                                                    101,504,524     123,738,367        3,583,939
                                                                    ----------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
     payments and mortality and expense charges                                     --              --              143
Payable for investments purchased                                               28,856          36,025               --
                                                                    ----------------------------------------------------------------

           Total liabilities                                                    28,856          36,025              143
                                                                    ----------------------------------------------------------------

           Net assets applicable to contract owners               $        101,475,668     123,702,342        3,583,796
                                                                    ================================================================

CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                  $        101,166,677     123,549,113        3,578,406
Contracts in annuity payment period                                            308,991         153,229            5,390
                                                                    ----------------------------------------------------------------

           Total contract owners' equity                          $        101,475,668     123,702,342        3,583,796
                                                                    ================================================================

           Investment shares                                                 8,035,292      22,100,392          895,999
           Investments at cost                                    $         95,155,957     120,655,469        4,668,997

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                    ----------------------------------------------------------------

                                                                     IVY VIP        IVY VIP          IVY VIP
                                                                   GLOBAL BOND     GLOBAL EQ         GLOBAL
                                                                      CL II        INC CL II      GROWTH CL II
                                                                    ----------------------------------------------------------------

ASSETS
Investments at net asset value                                         6,139,982     17,299,929       57,264,135
Receivable from Minnesota Life for contract purchase payments                 --             --               --
Receivable for investments sold                                              809         18,541           21,020
                                                                    ----------------------------------------------------------------

           Total assets                                                6,140,791     17,318,470       57,285,155
                                                                    ----------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
     payments and mortality and expense charges                              824         18,604           21,357
Payable for investments purchased                                             --             --               --
                                                                    ----------------------------------------------------------------

           Total liabilities                                                 824         18,604           21,357
                                                                    ----------------------------------------------------------------

           Net assets applicable to contract owners                    6,139,967     17,299,866       57,263,798
                                                                    ================================================================

CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                       6,136,611     17,161,313       57,134,121
Contracts in annuity payment period                                        3,356        138,553          129,677
                                                                    ----------------------------------------------------------------

           Total contract owners' equity                               6,139,967     17,299,866       57,263,798
                                                                    ================================================================

           Investment shares                                           1,211,137      2,879,386       16,009,879
           Investments at cost                                         6,033,539     20,462,618       75,442,700

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  8

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

       Statements of Assets, Liabilities, and Contract Owners' Equity

                              December 31, 2019

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                    ----------------------------------------------------------------

                                                                           IVY VIP                           IVY VIP
                                                                         GOVT MONEY         IVY VIP        HIGH INCOME
                                                                        MARKET CL II     GROWTH CL II         CL II
                                                                    ----------------------------------------------------------------

ASSETS
Investments at net asset value                                    $         10,799,757       54,330,656       76,895,160
Receivable from Minnesota Life for contract purchase payments                       --           28,807               --
Receivable for investments sold                                                    679               --            5,622
                                                                    ----------------------------------------------------------------

           Total assets                                                     10,800,436       54,359,463       76,900,782
                                                                    ----------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
     payments and mortality and expense charges                                    696               --            6,135
Payable for investments purchased                                                   --           29,005               --
                                                                    ----------------------------------------------------------------

           Total liabilities                                                       696           29,005            6,135
                                                                    ----------------------------------------------------------------

           Net assets applicable to contract owners               $         10,799,740       54,330,458       76,894,647
                                                                    ================================================================

CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                  $         10,781,919       54,206,076       76,669,072
Contracts in annuity payment period                                             17,821          124,382          225,575
                                                                    ----------------------------------------------------------------

           Total contract owners' equity                          $         10,799,740       54,330,458       76,894,647
                                                                    ================================================================

           Investment shares                                                10,799,757        4,796,774       22,167,655
           Investments at cost                                    $         10,799,757       50,860,754       81,040,299

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                    ----------------------------------------------------------------
                                                                                     IVY VIP
                                                                  IVY VIP INTL      LIMITED-       IVY VIP MID
                                                                   CORE EQUITY      TERM BOND      CAP GROWTH
                                                                      CL II           CL II           CL II
                                                                    ----------------------------------------------------------------

ASSETS
Investments at net asset value                                       130,187,795      41,252,526      75,960,573
Receivable from Minnesota Life for contract purchase payments                 --              --          22,977
Receivable for investments sold                                           34,431          67,018              --
                                                                    ----------------------------------------------------------------

           Total assets                                              130,222,226      41,319,544      75,983,550
                                                                    ----------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
     payments and mortality and expense charges                           34,879          67,060              --
Payable for investments purchased                                             --              --          23,489
                                                                    ----------------------------------------------------------------

           Total liabilities                                              34,879          67,060          23,489
                                                                    ----------------------------------------------------------------

           Net assets applicable to contract owners                  130,187,347      41,252,484      75,960,061
                                                                    ================================================================

CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                     129,547,902      41,252,484      75,871,055
Contracts in annuity payment period                                      639,445              --          89,006
                                                                    ----------------------------------------------------------------

           Total contract owners' equity                             130,187,347      41,252,484      75,960,061
                                                                    ================================================================

           Investment shares                                           8,317,274       8,335,864       5,987,843
           Investments at cost                                       134,814,097      40,790,786      64,172,182

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  9

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

       Statements of Assets, Liabilities, and Contract Owners' Equity

                              December 31, 2019

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                    ----------------------------------------------------------------

                                                                           IVY VIP       IVY VIP PATH
                                                                         NATURAL RES     AGGRESSIVE CL    IVY VIP PATH
                                                                            CL II             II          CONSERV CL II
                                                                    ----------------------------------------------------------------

ASSETS
Investments at net asset value                                    $         27,705,568       15,688,154       26,124,069
Receivable from Minnesota Life for contract purchase payments                       --               --               --
Receivable for investments sold                                                 37,207              619              920
                                                                    ----------------------------------------------------------------

           Total assets                                                     27,742,775       15,688,773       26,124,989
                                                                    ----------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
     payments and mortality and expense charges                                 37,405              657              943
Payable for investments purchased                                                   --               --               --
                                                                    ----------------------------------------------------------------

           Total liabilities                                                    37,405              657              943
                                                                    ----------------------------------------------------------------

           Net assets applicable to contract owners               $         27,705,370       15,688,116       26,124,046
                                                                    ================================================================

CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                  $         27,672,604       15,688,116       26,092,687
Contracts in annuity payment period                                             32,766               --           31,359
                                                                    ----------------------------------------------------------------

           Total contract owners' equity                          $         27,705,370       15,688,116       26,124,046
                                                                    ================================================================

           Investment shares                                                 7,209,547        3,135,624        5,068,796
           Investments at cost                                    $         30,352,789       15,372,553       25,673,280

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                    ----------------------------------------------------------------

                                                                   IVY VIP PATH     IVY VIP PATH     IVY VIP PATH
                                                                    MOD - MV CL      MOD AGGR -       MOD AGGR CL
                                                                        II            MV CL II            II
                                                                    ----------------------------------------------------------------

ASSETS
Investments at net asset value                                        465,170,767       82,011,796      201,111,142
Receivable from Minnesota Life for contract purchase payments                  --           85,653               --
Receivable for investments sold                                            76,519               --           59,085
                                                                    ----------------------------------------------------------------

           Total assets                                               465,247,286       82,097,449      201,170,227
                                                                    ----------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
     payments and mortality and expense charges                            77,898               --           59,282
Payable for investments purchased                                              --           85,877               --
                                                                    ----------------------------------------------------------------

           Total liabilities                                               77,898           85,877           59,282
                                                                    ----------------------------------------------------------------

           Net assets applicable to contract owners                   465,169,388       82,011,572      201,110,945
                                                                    ================================================================

CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                      465,169,388       82,011,572      201,110,945
Contracts in annuity payment period                                            --               --               --
                                                                    ----------------------------------------------------------------

           Total contract owners' equity                              465,169,388       82,011,572      201,110,945
                                                                    ================================================================

           Investment shares                                           79,711,220       14,572,621       37,798,583
           Investments at cost                                        432,060,527       76,792,837      201,612,469

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  10

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

       Statements of Assets, Liabilities, and Contract Owners' Equity

                              December 31, 2019

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                    ----------------------------------------------------------------

                                                                                         IVY VIP PATH     IVY VIP PATH
                                                                        IVY VIP PATH      MOD CONS -       MOD CONS CL
                                                                          MOD CL II        MV CL II            II
                                                                    ----------------------------------------------------------------

ASSETS
Investments at net asset value                                    $        160,434,849       33,027,609       53,851,979
Receivable from Minnesota Life for contract purchase payments                       --               --               --
Receivable for investments sold                                                466,830            1,973            5,844
                                                                    ----------------------------------------------------------------

           Total assets                                                    160,901,679       33,029,582       53,857,823
                                                                    ----------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
     payments and mortality and expense charges                                467,109            2,050            5,893
Payable for investments purchased                                                   --               --               --
                                                                    ----------------------------------------------------------------

           Total liabilities                                                   467,109            2,050            5,893
                                                                    ----------------------------------------------------------------

           Net assets applicable to contract owners               $        160,434,570       33,027,532       53,851,930
                                                                    ================================================================

CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                  $        160,384,924       33,027,532       53,851,930
Contracts in annuity payment period                                             49,646               --               --
                                                                    ----------------------------------------------------------------

           Total contract owners' equity                          $        160,434,570       33,027,532       53,851,930
                                                                    ================================================================

           Investment shares                                                30,884,928        5,915,640       10,319,436
           Investments at cost                                    $        161,106,408       30,704,571       54,919,687

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                    ----------------------------------------------------------------

                                                                    IVY VIP          IVY VIP        IVY VIP
                                                                   SCIENCE &       SECURIAN RE     SMALL CAP
                                                                  TECH CL II        SEC CL II     CORE CL II
                                                                    ----------------------------------------------------------------

ASSETS
Investments at net asset value                                       97,705,485        8,389,275     57,068,910
Receivable from Minnesota Life for contract purchase payments           170,952               --        128,052
Receivable for investments sold                                              --           10,961             --
                                                                    ----------------------------------------------------------------

           Total assets                                              97,876,437        8,400,236     57,196,962
                                                                    ----------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
     payments and mortality and expense charges                              --           11,012             --
Payable for investments purchased                                       171,734               --        128,348
                                                                    ----------------------------------------------------------------

           Total liabilities                                            171,734           11,012        128,348
                                                                    ----------------------------------------------------------------

           Net assets applicable to contract owners                  97,704,703        8,389,224     57,068,614
                                                                    ================================================================

CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                     97,420,187        8,352,461     56,834,722
Contracts in annuity payment period                                     284,516           36,763        233,892
                                                                    ----------------------------------------------------------------

           Total contract owners' equity                             97,704,703        8,389,224     57,068,614
                                                                    ================================================================

           Investment shares                                          3,277,047        1,042,301      4,161,331
           Investments at cost                                       81,835,432        8,225,941     64,785,801

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  11

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

       Statements of Assets, Liabilities, and Contract Owners' Equity

                              December 31, 2019

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                    ----------------------------------------------------------------

                                                                           IVY VIP                           JANUS
                                                                          SMALL CAP        IVY VIP         HENDERSON
                                                                        GROWTH CL II     VALUE CL II      BALANCED SS
                                                                    ----------------------------------------------------------------

ASSETS
Investments at net asset value                                    $         54,832,040      76,080,964       32,877,049
Receivable from Minnesota Life for contract purchase payments                       --              --               --
Receivable for investments sold                                                 35,400          35,908            1,297
                                                                    ----------------------------------------------------------------

           Total assets                                                     54,867,440      76,116,872       32,878,346
                                                                    ----------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
     payments and mortality and expense charges                                 35,708          36,214            1,475
Payable for investments purchased                                                   --              --               --
                                                                    ----------------------------------------------------------------

           Total liabilities                                                    35,708          36,214            1,475
                                                                    ----------------------------------------------------------------

           Net assets applicable to contract owners               $         54,831,732      76,080,658       32,876,871
                                                                    ================================================================

CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                  $         54,750,879      75,573,701       32,721,892
Contracts in annuity payment period                                             80,853         506,957          154,979
                                                                    ----------------------------------------------------------------

           Total contract owners' equity                          $         54,831,732      76,080,658       32,876,871
                                                                    ================================================================

           Investment shares                                                 6,248,665      11,315,510          788,418
           Investments at cost                                    $         54,517,587      68,854,855       27,087,900

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                    ----------------------------------------------------------------
                                                                       JANUS
                                                                     HENDERSON         JANUS             JANUS
                                                                   FLEXIBLE BOND     HENDERSON       HENDERSON MID
                                                                        SS           FORTY SS         CAP VAL SS
                                                                    ----------------------------------------------------------------

ASSETS
Investments at net asset value                                         22,729,482      67,796,995        25,147,161
Receivable from Minnesota Life for contract purchase payments                  --           1,238                --
Receivable for investments sold                                             2,196              --             2,385
                                                                    ----------------------------------------------------------------

           Total assets                                                22,731,678      67,798,233        25,149,546
                                                                    ----------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
     payments and mortality and expense charges                             2,331              --             2,553
Payable for investments purchased                                              --           1,752                --
                                                                    ----------------------------------------------------------------

           Total liabilities                                                2,331           1,752             2,553
                                                                    ----------------------------------------------------------------

           Net assets applicable to contract owners                    22,729,347      67,796,481        25,146,993
                                                                    ================================================================

CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                       22,707,301      67,551,947        25,130,662
Contracts in annuity payment period                                        22,046         244,534            16,331
                                                                    ----------------------------------------------------------------

           Total contract owners' equity                               22,729,347      67,796,481        25,146,993
                                                                    ================================================================

           Investment shares                                            1,749,768       1,632,482         1,559,998
           Investments at cost                                         22,422,998      58,352,290        25,543,144

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  12

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

       Statements of Assets, Liabilities, and Contract Owners' Equity

                              December 31, 2019

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                    ----------------------------------------------------------------
                                                                                          MFS VIT -
                                                                            JANUS          MID CAP       MFS VIT II -
                                                                          HENDERSON      GROWTH SER     INTL INTRINSIC
                                                                         OVERSEAS SS         SC             VAL SC
                                                                    ----------------------------------------------------------------

ASSETS
Investments at net asset value                                    $         35,755,109       4,577,425       19,340,534
Receivable from Minnesota Life for contract purchase payments                       --              --               --
Receivable for investments sold                                                  3,814             216           14,598
                                                                    ----------------------------------------------------------------

           Total assets                                                     35,758,923       4,577,641       19,355,132
                                                                    ----------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
     payments and mortality and expense charges                                  3,968             282           14,743
Payable for investments purchased                                                   --              --               --
                                                                    ----------------------------------------------------------------

           Total liabilities                                                     3,968             282           14,743
                                                                    ----------------------------------------------------------------

           Net assets applicable to contract owners               $         35,754,955       4,577,359       19,340,389
                                                                    ================================================================

CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                  $         35,665,623       4,577,359       19,304,142
Contracts in annuity payment period                                             89,332              --           36,247
                                                                    ----------------------------------------------------------------

           Total contract owners' equity                          $         35,754,955       4,577,359       19,340,389
                                                                    ================================================================

           Investment shares                                                 1,120,850         499,174          656,279
           Investments at cost                                    $         33,035,751       4,654,674       16,084,362

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                    ----------------------------------------------------------------

                                                                    MORGSTANLEY      MORNINGSTAR      MORNINGSTAR
                                                                    VIF EMG MK       AGGR GROWTH       BALANCED
                                                                      EQ CL 2         ETF CL II        ETF CL II
                                                                    ----------------------------------------------------------------

ASSETS
Investments at net asset value                                         24,982,639       10,196,606       49,288,773
Receivable from Minnesota Life for contract purchase payments                  --               --               --
Receivable for investments sold                                             2,927           45,486           89,020
                                                                    ----------------------------------------------------------------

           Total assets                                                24,985,566       10,242,092       49,377,793
                                                                    ----------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
     payments and mortality and expense charges                             3,108           45,556           89,263
Payable for investments purchased                                              --               --               --
                                                                    ----------------------------------------------------------------

           Total liabilities                                                3,108           45,556           89,263
                                                                    ----------------------------------------------------------------

           Net assets applicable to contract owners                    24,982,458       10,196,536       49,288,530
                                                                    ================================================================

CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                       24,946,392       10,196,536       49,017,830
Contracts in annuity payment period                                        36,066               --          270,700
                                                                    ----------------------------------------------------------------

           Total contract owners' equity                               24,982,458       10,196,536       49,288,530
                                                                    ================================================================

           Investment shares                                            1,568,276          833,737        4,636,761
           Investments at cost                                         22,699,460        9,903,374       50,190,129

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  13

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

       Statements of Assets, Liabilities, and Contract Owners' Equity

                              December 31, 2019

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                    ----------------------------------------------------------------

                                                                         MORNINGSTAR      MORNINGSTAR      MORNINGSTAR
                                                                        CONSERVATIVE      GROWTH ETF        INC & GRO
                                                                          ETF CL II          CL II       ASSET ALL CL II
                                                                    ----------------------------------------------------------------

ASSETS
Investments at net asset value                                    $         14,876,357       21,235,518       22,261,004
Receivable from Minnesota Life for contract purchase payments                       --          113,783               --
Receivable for investments sold                                                 93,974               --           89,834
                                                                    ----------------------------------------------------------------

           Total assets                                                     14,970,331       21,349,301       22,350,838
                                                                    ----------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
     payments and mortality and expense charges                                 94,067               --           89,962
Payable for investments purchased                                                   --          113,879               --
                                                                    ----------------------------------------------------------------

           Total liabilities                                                    94,067          113,879           89,962
                                                                    ----------------------------------------------------------------

           Net assets applicable to contract owners               $         14,876,264       21,235,422       22,260,876
                                                                    ================================================================

CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                  $         14,876,264       21,116,378       22,260,876
Contracts in annuity payment period                                                 --          119,044               --
                                                                    ----------------------------------------------------------------

           Total contract owners' equity                          $         14,876,264       21,235,422       22,260,876
                                                                    ================================================================

           Investment shares                                                 1,336,600        1,946,427        2,122,117
           Investments at cost                                    $         14,742,214       21,272,669       23,000,996

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                    ----------------------------------------------------------------
                                                                   NEUBERGER                         PIMCO VIT
                                                                    BERMAN          PIMCO VIT           LOW
                                                                  SUSTAIN EQ       GLOBAL DIV      DURATION ADV
                                                                     S CL         ALLOC ADV CL          CL
                                                                    ----------------------------------------------------------------

ASSETS
Investments at net asset value                                        3,464,224      202,188,011       59,510,677
Receivable from Minnesota Life for contract purchase payments                --               --               --
Receivable for investments sold                                           7,066           14,689           29,421
                                                                    ----------------------------------------------------------------

           Total assets                                               3,471,290      202,202,700       59,540,098
                                                                    ----------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
     payments and mortality and expense charges                           7,096           15,805           29,852
Payable for investments purchased                                            --               --               --
                                                                    ----------------------------------------------------------------

           Total liabilities                                              7,096           15,805           29,852
                                                                    ----------------------------------------------------------------

           Net assets applicable to contract owners                   3,464,194      202,186,895       59,510,246
                                                                    ================================================================

CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                      3,450,201      202,186,895       59,451,306
Contracts in annuity payment period                                      13,993               --           58,940
                                                                    ----------------------------------------------------------------

           Total contract owners' equity                              3,464,194      202,186,895       59,510,246
                                                                    ================================================================

           Investment shares                                            128,447       17,892,744        5,834,380
           Investments at cost                                        2,985,738      183,872,163       61,000,358

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  14

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

       Statements of Assets, Liabilities, and Contract Owners' Equity

                              December 31, 2019

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                    ----------------------------------------------------------------

                                                                          PIMCO VIT         PUTNAM VT          PUTNAM VT
                                                                        TOTAL RETURN      EQUITY INCOME      GROWTH OPP CL
                                                                           ADV CL             CL IB               IB
                                                                    ----------------------------------------------------------------

ASSETS
Investments at net asset value                                    $        158,776,113        15,631,792         18,249,755
Receivable from Minnesota Life for contract purchase payments                   69,568                --                 --
Receivable for investments sold                                                     --            11,409              4,822
                                                                    ----------------------------------------------------------------

           Total assets                                                    158,845,681        15,643,201         18,254,577
                                                                    ----------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
     payments and mortality and expense charges                                     --            11,531              5,059
Payable for investments purchased                                               70,662                --                 --
                                                                    ----------------------------------------------------------------

           Total liabilities                                                    70,662            11,531              5,059
                                                                    ----------------------------------------------------------------

           Net assets applicable to contract owners               $        158,775,019        15,631,670         18,249,518
                                                                    ================================================================

CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                  $        158,711,767        15,548,515         18,243,619
Contracts in annuity payment period                                             63,252            83,155              5,899
                                                                    ----------------------------------------------------------------

           Total contract owners' equity                          $        158,775,019        15,631,670         18,249,518
                                                                    ================================================================

           Investment shares                                                14,407,996           581,540          1,617,886
           Investments at cost                                    $        159,165,135        14,007,333         16,284,990

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                    ----------------------------------------------------------------

                                                                                       PUTNAM VT
                                                                     PUTNAM VT      SUSTAIN LEADERS    SFT CORE
                                                                   INTL EQ CL IB         CL IB         BOND CL 2
                                                                    ----------------------------------------------------------------

ASSETS
Investments at net asset value                                          2,677,750         2,106,434     236,227,208
Receivable from Minnesota Life for contract purchase payments                 113                --              --
Receivable for investments sold                                                --                94           2,921
                                                                    ----------------------------------------------------------------

           Total assets                                                 2,677,863         2,106,528     236,230,129
                                                                    ----------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
     payments and mortality and expense charges                                --               118           4,157
Payable for investments purchased                                             128                --              --
                                                                    ----------------------------------------------------------------

           Total liabilities                                                  128               118           4,157
                                                                    ----------------------------------------------------------------

           Net assets applicable to contract owners                     2,677,735         2,106,410     236,225,972
                                                                    ================================================================

CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                        2,665,419         2,106,410     235,256,425
Contracts in annuity payment period                                        12,316                --         969,547
                                                                    ----------------------------------------------------------------

           Total contract owners' equity                                2,677,735         2,106,410     236,225,972
                                                                    ================================================================

           Investment shares                                              178,636            54,374      94,446,040
           Investments at cost                                          2,270,210         1,941,624     189,932,602

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  15

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

       Statements of Assets, Liabilities, and Contract Owners' Equity

                              December 31, 2019

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                    ----------------------------------------------------------------

                                                                             SFT         SFT GOVT
                                                                           DYNAMIC         MONEY          SFT INDEX
                                                                           MGD VOL        MARKET         400 MC CL 2
                                                                    ----------------------------------------------------------------

ASSETS
Investments at net asset value                                    $        556,538,946     26,420,832       74,947,797
Receivable from Minnesota Life for contract purchase payments                   72,393             --               --
Receivable for investments sold                                                     --         71,398           80,044
                                                                    ----------------------------------------------------------------

           Total assets                                                    556,611,339     26,492,230       75,027,841
                                                                    ----------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
     payments and mortality and expense charges                                     --         71,535           80,335
Payable for investments purchased                                               75,644             --               --
                                                                    ----------------------------------------------------------------

           Total liabilities                                                    75,644         71,535           80,335
                                                                    ----------------------------------------------------------------

           Net assets applicable to contract owners               $        556,535,695     26,420,695       74,947,506
                                                                    ================================================================

CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                  $        556,521,130     26,391,422       74,614,419
Contracts in annuity payment period                                             14,565         29,273          333,087
                                                                    ----------------------------------------------------------------

           Total contract owners' equity                          $        556,535,695     26,420,695       74,947,506
                                                                    ================================================================

           Investment shares                                                32,945,789     26,420,832       13,937,999
           Investments at cost                                    $        416,458,115     26,420,832       44,579,033

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                    ----------------------------------------------------------------

                                                                   SFT INDEX      SFT INTL        SFT IVY
                                                                   500 CL 2       BOND CL 2       GROWTH
                                                                    ----------------------------------------------------------------

ASSETS
Investments at net asset value                                      243,917,426     73,837,464    204,791,664
Receivable from Minnesota Life for contract purchase payments                --             --             --
Receivable for investments sold                                          74,983         38,792         28,474
                                                                    ----------------------------------------------------------------

           Total assets                                             243,992,409     73,876,256    204,820,138
                                                                    ----------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
     payments and mortality and expense charges                          75,537         39,085         29,279
Payable for investments purchased                                            --             --             --
                                                                    ----------------------------------------------------------------

           Total liabilities                                             75,537         39,085         29,279
                                                                    ----------------------------------------------------------------

           Net assets applicable to contract owners                 243,916,872     73,837,171    204,790,859
                                                                    ================================================================

CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                    193,565,154     73,663,347    203,386,213
Contracts in annuity payment period                                  50,351,718        173,824      1,404,646
                                                                    ----------------------------------------------------------------

           Total contract owners' equity                            243,916,872     73,837,171    204,790,859
                                                                    ================================================================

           Investment shares                                         18,836,707     28,966,171      9,373,482
           Investments at cost                                      118,812,911     59,758,052    100,194,006

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  16

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

       Statements of Assets, Liabilities, and Contract Owners' Equity

                              December 31, 2019

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                    ----------------------------------------------------------------

                                                                           SFT IVY
                                                                          SMALL CAP        SFT MGD        SFT REAL
                                                                           GROWTH        VOL EQUITY      ESTATE CL 2
                                                                    ----------------------------------------------------------------

ASSETS
Investments at net asset value                                    $         54,511,633     379,190,092      70,038,209
Receivable from Minnesota Life for contract purchase payments                       --              --              --
Receivable for investments sold                                                 12,859          14,599          18,354
                                                                    ----------------------------------------------------------------

           Total assets                                                     54,524,492     379,204,691      70,056,563
                                                                    ----------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
     payments and mortality and expense charges                                 13,081          16,525          18,759
Payable for investments purchased                                                   --              --              --
                                                                    ----------------------------------------------------------------

           Total liabilities                                                    13,081          16,525          18,759
                                                                    ----------------------------------------------------------------

           Net assets applicable to contract owners               $         54,511,411     379,188,166      70,037,804
                                                                    ================================================================

CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                  $         54,065,130     379,174,240      69,798,170
Contracts in annuity payment period                                            446,281          13,926         239,634
                                                                    ----------------------------------------------------------------

           Total contract owners' equity                          $         54,511,411     379,188,166      70,037,804
                                                                    ================================================================

           Investment shares                                                 2,903,847      28,031,521      12,716,692
           Investments at cost                                    $         36,442,482     312,948,728      48,269,899

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                    ----------------------------------------------------------------
                                                                                       SFT
                                                                                   WELLINGTON       TOPS MGD
                                                                   SFT T. ROWE     CORE EQUITY      RISK BAL
                                                                   PRICE VALUE        CL 2          ETF CL 2
                                                                    ----------------------------------------------------------------

ASSETS
Investments at net asset value                                       112,676,998      51,913,213      19,481,182
Receivable from Minnesota Life for contract purchase payments              3,165              --              --
Receivable for investments sold                                               --           3,770           2,764
                                                                    ----------------------------------------------------------------

           Total assets                                              112,680,163      51,916,983      19,483,946
                                                                    ----------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
     payments and mortality and expense charges                               --           4,056           2,891
Payable for investments purchased                                          3,796              --              --
                                                                    ----------------------------------------------------------------

           Total liabilities                                               3,796           4,056           2,891
                                                                    ----------------------------------------------------------------

           Net assets applicable to contract owners                  112,676,367      51,912,927      19,481,055
                                                                    ================================================================

CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                     112,557,437      51,611,790      19,481,055
Contracts in annuity payment period                                      118,930         301,137              --
                                                                    ----------------------------------------------------------------

           Total contract owners' equity                             112,676,367      51,912,927      19,481,055
                                                                    ================================================================

           Investment shares                                           7,123,210       2,791,630       1,683,767
           Investments at cost                                        72,209,560      29,847,989      19,167,551

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  17

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

       Statements of Assets, Liabilities, and Contract Owners' Equity

                              December 31, 2019

                                                                                      SEGREGATED SUB-ACCOUNTS*
                                                                    --------------------------------------------------------
                                                                                                                TOPS MGD
                                                                                             TOPS MGD           RISK MOD
                                                                          TOPS MGD          RISK GROWTH        GROWTH ETF
                                                                        RISK FLEX ETF        ETF CL 2             CL 2
                                                                    --------------------------------------------------------

ASSETS
Investments at net asset value                                    $        143,602,991         82,711,450         23,995,336
Receivable from Minnesota Life for contract purchase payments                       --                 --                 --
Receivable for investments sold                                                  7,474              4,258              1,413
                                                                    --------------------------------------------------------

           Total assets                                                    143,610,465         82,715,708         23,996,749
                                                                    --------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
     payments and mortality and expense charges                                  8,340              4,880              1,562
Payable for investments purchased                                                   --                 --                 --
                                                                    --------------------------------------------------------

           Total liabilities                                                     8,340              4,880              1,562
                                                                    --------------------------------------------------------

           Net assets applicable to contract owners               $        143,602,125         82,710,828         23,995,187
                                                                    ========================================================

CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                  $        143,602,125         82,710,828         23,995,187
Contracts in annuity payment period                                                 --                 --                 --
                                                                    --------------------------------------------------------

           Total contract owners' equity                          $        143,602,125         82,710,828         23,995,187
                                                                    ========================================================

           Investment shares                                                11,986,894          7,236,347          2,007,978
           Investments at cost                                    $        131,746,526         82,183,895         23,541,782

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  18

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                          Statements of Operations

                        Year ended December 31, 2019

                                                                                        SEGREGATED SUB-ACCOUNTS*
                                                                       -------------------------------------------------------------
                                                                                                                         AMER
                                                                            AB VPS                         AMER         CENTURY
                                                                              DYN          AB VPS       CENTURY II     VP INC &
                                                                          ASSET ALLOC       INTL        VP INFL PRO     GROWTH
                                                                             CL B        VALUE CL B        CL II         CL II
                                                                       -------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund      $       3,118,790         4,298      1,400,944        72,337
    Mortality, expense and administrative charges (note 3)                  (2,429,924)       (8,756)      (866,635)      (64,964)
       Fees waived (note 3)                                                         --            --             --            --
                                                                       -------------------------------------------------------------
       Investment income (loss) - net                                          688,866        (4,458)       534,309         7,373
                                                                       -------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                    197,341            --             --       350,252

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                   6,966,278       175,675      7,882,890       925,696
       Cost of investments sold                                             (6,440,949)     (180,005)    (9,373,716)     (892,541)
                                                                       -------------------------------------------------------------
    Realized gains (losses) on sales of investments                            525,329        (4,330)    (1,490,826)       33,155

       Net realized gains (losses) on investments                              722,670        (4,330)    (1,490,826)      383,407

    Net change in unrealized appreciation (depreciation)
       of investments                                                       20,164,674        90,292      5,311,807       409,737
                                                                       -------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net          20,887,344        85,962      3,820,981       793,144
                                                                       -------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                       $      21,576,210        81,504      4,355,290       800,517
                                                                       =============================================================

                                                                                        SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------
                                                                        AMER          AMER
                                                                      FUNDS IS      FUNDS IS
                                                                       GLOBAL        GLOBAL
                                                                        BOND         GROWTH
                                                                        CL 2          CL 2
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund          180,163       192,332
    Mortality, expense and administrative charges (note 3)              (162,850)     (226,563)
       Fees waived (note 3)                                                   --            --
                                                                      --------------------------------------------------------------                                                    --------------------------------------------------
       Investment income (loss) - net                                     17,313       (34,231)
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                   --       952,423

    Realized gains (losses) on sales of investments
       Proceeds from sales                                             1,567,693     3,059,069
       Cost of investments sold                                       (1,502,392)   (2,723,579)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                       65,301       335,490

       Net realized gains (losses) on investments                         65,301     1,287,913

    Net change in unrealized appreciation (depreciation)
       of investments                                                    600,815     3,680,920
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net       666,116     4,968,833
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                           683,429     4,934,602
                                                                      ==============================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  19

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                          Statements of Operations

                        Year ended December 31, 2019

                                                                                        SEGREGATED SUB-ACCOUNTS*
                                                                       -------------------------------------------------------------
                                                                             AMER
                                                                           FUNDS IS         AMER           AMER
                                                                            GLOBAL          FUNDS          FUNDS          AMER
                                                                           SMALL CAP      IS GROWTH     IS GROWTH-        FUNDS
                                                                             CL 2           CL 2         INC CL 2     IS INTL CL 2
                                                                       -------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund      $          21,890       527,497        537,477        264,668
    Mortality, expense and administrative charges (note 3)                    (195,587)   (1,059,383)      (462,122)      (251,612)
       Fees waived (note 3)                                                         --            --             --             --
                                                                       -------------------------------------------------------------
       Investment income (loss) - net                                         (173,697)     (531,886)        75,355         13,056
                                                                       -------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                    849,777     7,212,183      3,148,768        451,894

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                   1,924,877     5,292,483      4,463,811      3,376,390
       Cost of investments sold                                             (2,103,539)   (5,608,576)    (4,242,290)    (3,495,104)
                                                                       -------------------------------------------------------------
    Realized gains (losses) on sales of investments                           (178,662)     (316,093)       221,521       (118,714)

       Net realized gains (losses) on investments                              671,115     6,896,090      3,370,289        333,180

    Net change in unrealized appreciation (depreciation)
       of investments                                                        2,930,429    10,573,554      3,322,027      3,132,444
                                                                       -------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net           3,601,544    17,469,644      6,692,316      3,465,624
                                                                       -------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                       $       3,427,847    16,937,758      6,767,671      3,478,680
                                                                       =============================================================

                                                                                        SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------
                                                                        AMER           AMER
                                                                        FUNDS          FUNDS
                                                                       IS NEW          IS US
                                                                        WORLD        GOVT/AAA
                                                                        CL 2           CL 2
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund          134,683        283,769
    Mortality, expense and administrative charges (note 3)              (196,372)      (167,680)
       Fees waived (note 3)                                                   --             --
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                    (61,689)       116,089
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund              515,085             --

    Realized gains (losses) on sales of investments
       Proceeds from sales                                             2,154,153      3,259,114
       Cost of investments sold                                       (2,151,717)    (3,297,762)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                        2,436        (38,648)

       Net realized gains (losses) on investments                        517,521        (38,648)

    Net change in unrealized appreciation (depreciation)
       of investments                                                  2,803,964        438,019
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net     3,321,485        399,371
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                         3,259,796        515,460
                                                                       =============================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  20

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                          Statements of Operations

                        Year ended December 31, 2019

                                                                                        SEGREGATED SUB-ACCOUNTS*
                                                                       -------------------------------------------------------------

                                                                          CLEARBRIDGE
                                                                            SM CAP        FIDELITY VIP    FIDELITY       FRANKLIN
                                                                            GROWTH           EQUITY-       VIP MID      MUTUAL SHS
                                                                             CL II         INCOME SC 2     CAP SC2       VIP CL 2
                                                                       -------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund      $              --       1,133,123       228,809        137,536
    Mortality, expense and administrative charges (note 3)                    (253,692)       (896,941)     (481,842)      (127,493)
       Fees waived (note 3)                                                         --              --            --             --
                                                                       -------------------------------------------------------------
       Investment income (loss) - net                                         (253,692)        236,182      (253,033)        10,043
                                                                       -------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                  1,410,506       4,232,335     3,804,353        735,409

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                   6,004,736       9,390,533     4,851,201      2,146,986
       Cost of investments sold                                             (5,105,356)     (8,691,803)   (5,025,199)    (2,158,139)
                                                                       -------------------------------------------------------------
    Realized gains (losses) on sales of investments                            899,380         698,730      (173,998)       (11,153)

       Net realized gains (losses) on investments                            2,309,886       4,931,065     3,630,355        724,256

    Net change in unrealized appreciation (depreciation)
       of investments                                                        1,417,132       9,009,154     3,107,106        793,094
                                                                       -------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net           3,727,018      13,940,219     6,737,461      1,517,350
                                                                       -------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                       $       3,473,326      14,176,401     6,484,428      1,527,393
                                                                       =============================================================

                                                                                        SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------

                                                                        FRANKLIN      FRANKLIN SM-
                                                                        SMALL CAP       MD CAP GR
                                                                      VAL VIP CL 2      VIP CL 2
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund            295,173              --
    Mortality, expense and administrative charges (note 3)                (409,206)       (131,525)
       Fees waived (note 3)                                                     --              --
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                     (114,033)       (131,525)
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund              4,702,307       1,682,333

    Realized gains (losses) on sales of investments
       Proceeds from sales                                               3,192,922       4,602,290
       Cost of investments sold                                         (4,523,543)     (5,220,619)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                     (1,330,621)       (618,329)

       Net realized gains (losses) on investments                        3,371,686       1,064,004

    Net change in unrealized appreciation (depreciation)
       of investments                                                    2,786,979       1,548,481
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net       6,158,665       2,612,485
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                           6,044,632       2,480,960
                                                                      ==============================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  21

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                          Statements of Operations

                        Year ended December 31, 2019

                                                                                        SEGREGATED SUB-ACCOUNTS*
                                                                       -------------------------------------------------------------

                                                                           FRANKLIN        GOLDMAN       GOLDMAN        INVESCO
                                                                           TEMP DEV       SACHS VIT     SACHS VIT      OPPHMR VI
                                                                             MKTS          GLOBAL        HQ FLT       INTL GROWTH
                                                                           VIP CL 2       TRENDS SS       RT SS          SR II
                                                                       -------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund      $         207,352     2,444,109       847,989        264,510
    Mortality, expense and administrative charges (note 3)                    (266,210)   (2,248,077)     (598,756)      (563,748)
       Fees waived (note 3)                                                         --            --            --             --
                                                                       -------------------------------------------------------------
       Investment income (loss) - net                                          (58,858)      196,032       249,233       (299,238)
                                                                       -------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                         --     7,147,767            --      1,828,769

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                   4,624,214     5,226,298     4,079,760      3,721,410
       Cost of investments sold                                             (3,815,789)   (4,865,038)   (4,142,428)    (3,817,874)
                                                                       -------------------------------------------------------------
    Realized gains (losses) on sales of investments                            808,425       361,260       (62,668)       (96,464)

       Net realized gains (losses) on investments                              808,425     7,509,027       (62,668)     1,732,305

    Net change in unrealized appreciation (depreciation)
       of investments                                                        3,957,586     7,915,868        27,564      7,217,255
                                                                       -------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net           4,766,011    15,424,895       (35,104)     8,949,560
                                                                       -------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                       $       4,707,153    15,620,927       214,129      8,650,322
                                                                        ============================================================

                                                                                        SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------

                                                                        INVESCO
                                                                       OPPHMR VI     INVESCO VI
                                                                       MS SM CAP      AMERICAN
                                                                         SR II       VALUE SR II
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund                --         36,188
    Mortality, expense and administrative charges (note 3)                (52,896)      (131,714)
       Fees waived (note 3)                                                    --             --
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                     (52,896)       (95,526)
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund               274,462        643,075

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                772,309      2,900,008
       Cost of investments sold                                          (742,419)    (3,317,959)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                        29,890       (417,951)

       Net realized gains (losses) on investments                         304,352        225,124

    Net change in unrealized appreciation (depreciation)
       of investments                                                     419,696      1,690,057
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net        724,048      1,915,181
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                            671,152      1,819,655
                                                                      ==============================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  22

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                          Statements of Operations

                        Year ended December 31, 2019

                                                                                        SEGREGATED SUB-ACCOUNTS*
                                                                       -------------------------------------------------------------

                                                                          INVESCO VI       INVESCO VI     INVESCO VI
                                                                           COMSTOCK       EQUITY & INC     GROWTH &
                                                                             SR II            SR II        INC SR II
                                                                       -------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund      $         903,990         181,516         89,528
    Mortality, expense and administrative charges (note 3)                    (788,469)       (111,812)      (107,567)
       Fees waived (note 3)                                                         --              --             --
                                                                       -------------------------------------------------------------
       Investment income (loss) - net                                          115,521          69,704        (18,039)
                                                                       -------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                  6,902,780         565,767        633,395

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                   6,119,502       1,464,019      1,560,335
       Cost of investments sold                                             (5,621,233)     (1,421,596)    (1,691,715)
                                                                       -------------------------------------------------------------
    Realized gains (losses) on sales of investments                            498,269          42,423       (131,380)

       Net realized gains (losses) on investments                            7,401,049         608,190        502,015

    Net change in unrealized appreciation (depreciation)
       of investments                                                        3,418,597         644,442        773,286
                                                                       -------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net          10,819,646       1,252,632      1,275,301
                                                                       -------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                       $      10,935,167       1,322,336      1,257,262
                                                                       =============================================================

                                                                                        SEGREGATED SUB-ACCOUNTS*
                                                                                  --------------------------------------------------

                                                                                       IVY VIP
                                                                      INVESCO VI        ASSET         IVY VIP
                                                                        SM CAP        STRATEGY       BALANCED
                                                                     EQUITY SR II       CL II          CL II
                                                                     ---------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund                --      2,465,289      1,694,512
    Mortality, expense and administrative charges (note 3)               (258,304)    (1,680,604)    (1,171,360)
       Fees waived (note 3)                                                    --             --             --
                                                                     ---------------------------------------------------------------
       Investment income (loss) - net                                    (258,304)       784,685        523,152
                                                                     ---------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund             2,325,565      4,708,449      7,634,113

    Realized gains (losses) on sales of investments
       Proceeds from sales                                              2,296,953     19,569,839     13,518,338
       Cost of investments sold                                        (2,757,011)   (21,388,564)   (16,402,933)
                                                                     ---------------------------------------------------------------
    Realized gains (losses) on sales of investments                      (460,058)    (1,818,725)    (2,884,595)

       Net realized gains (losses) on investments                       1,865,507      2,889,724      4,749,518

    Net change in unrealized appreciation (depreciation)
       of investments                                                   2,305,776     18,283,131     12,837,818
                                                                     ---------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net      4,171,283     21,172,855     17,587,336
                                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                          3,912,979     21,957,540     18,110,488
                                                                     ===============================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  23

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                          Statements of Operations

                        Year ended December 31, 2019

                                                                                        SEGREGATED SUB-ACCOUNTS*
                                                                       -------------------------------------------------------------

                                                                                                                       IVY VIP
                                                                            IVY VIP         IVY VIP       IVY VIP      GLOBAL
                                                                          CORE EQUITY      CORPORATE      ENERGY        BOND
                                                                             CL II        BOND CL II       CL II        CL II
                                                                       -------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund      $         553,913      3,522,551            --      224,125
    Mortality, expense and administrative charges (note 3)                  (1,321,400)    (1,636,984)      (51,617)     (81,778)
       Fees waived (note 3)                                                         --             --            --           --
                                                                       -------------------------------------------------------------
       Investment income (loss) - net                                         (767,487)     1,885,567       (51,617)     142,347
                                                                       -------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                  9,760,493             --            --           --

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                  14,006,258     19,901,958       799,538      769,632
       Cost of investments sold                                            (15,837,232)   (21,289,398)   (1,382,410)    (798,676)
                                                                       -------------------------------------------------------------
    Realized gains (losses) on sales of investments                         (1,830,974)    (1,387,440)     (582,872)     (29,044)

       Net realized gains (losses) on investments                            7,929,519     (1,387,440)     (582,872)     (29,044)

    Net change in unrealized appreciation (depreciation)
       of investments                                                       17,502,652     12,373,264       738,771      356,151
                                                                       -------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net          25,432,171     10,985,824       155,899      327,107
                                                                       -------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                       $      24,664,684     12,871,391       104,282      469,454
                                                                       =============================================================

                                                                                        SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------

                                                                                      IVY VIP
                                                                       IVY VIP        GLOBAL
                                                                      GLOBAL EQ       GROWTH
                                                                      INC CL II        CL II
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund          487,263        367,750
    Mortality, expense and administrative charges (note 3)              (238,637)      (816,815)
       Fees waived (note 3)                                                   --             --
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                    248,626       (449,065)
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund            4,478,894     37,377,811

    Realized gains (losses) on sales of investments
       Proceeds from sales                                             2,988,458      9,778,512
       Cost of investments sold                                       (3,566,053)   (17,963,606)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                     (577,595)    (8,185,094)

       Net realized gains (losses) on investments                      3,901,299     29,192,717

    Net change in unrealized appreciation (depreciation)
       of investments                                                   (813,240)   (16,520,218)
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net     3,088,059     12,672,499
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                         3,336,685     12,223,434
                                                                      ==============================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  24

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                          Statements of Operations

                        Year ended December 31, 2019

                                                                                        SEGREGATED SUB-ACCOUNTS*
                                                                       -------------------------------------------------------------

                                                                            IVY VIP                        IVY VIP        IVY VIP
                                                                          GOVT MONEY        IVY VIP         HIGH           INTL
                                                                            MARKET          GROWTH         INCOME       CORE EQUITY
                                                                             CL II           CL II          CL II          CL II
                                                                       -------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund      $         203,046             --      5,122,214      2,035,059
    Mortality, expense and administrative charges (note 3)                    (146,644)      (739,856)    (1,143,281)    (1,633,825)
       Fees waived (note 3)                                                         --             --             --             --
                                                                       -------------------------------------------------------------
       Investment income (loss) - net                                           56,402       (739,856)     3,978,933        401,234
                                                                       -------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                      1,464     13,258,097             --     10,684,262

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                   3,729,694     11,396,907     10,600,869     17,800,164
       Cost of investments sold                                             (3,729,694)   (11,316,854)   (11,853,441)   (17,099,794)
                                                                       -------------------------------------------------------------
    Realized gains (losses) on sales of investments                                 --         80,053     (1,252,572)       700,370

       Net realized gains (losses) on investments                                1,464     13,338,150     (1,252,572)    11,384,632

    Net change in unrealized appreciation (depreciation)
       of investments                                                               --      3,141,574      4,421,564      8,574,667
                                                                       -------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net               1,464     16,479,724      3,168,992     19,959,299
                                                                       -------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                       $          57,866     15,739,868      7,147,925     20,360,533
                                                                       =============================================================

                                                                                        SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------

                                                                        IVY VIP       IVY VIP
                                                                       LIMITED-       MID CAP
                                                                       TERM BOND      GROWTH
                                                                         CL II         CL II
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund           750,896            --
    Mortality, expense and administrative charges (note 3)               (527,974)   (1,039,446)
       Fees waived (note 3)                                                    --            --
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                     222,922    (1,039,446)
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                    --    11,940,867

    Realized gains (losses) on sales of investments
       Proceeds from sales                                              5,037,058    11,861,145
       Cost of investments sold                                        (5,014,484)   (8,658,055)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                        22,574     3,203,090

       Net realized gains (losses) on investments                          22,574    15,143,957

    Net change in unrealized appreciation (depreciation)
       of investments                                                     923,781     6,504,285
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net        946,355    21,648,242
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                          1,169,277    20,608,796
                                                                      ==============================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  25

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                          Statements of Operations

                        Year ended December 31, 2019

                                                                                        SEGREGATED SUB-ACCOUNTS*
                                                                       -------------------------------------------------------------

                                                                                           IVY VIP       IVY VIP
                                                                            IVY VIP         PATH          PATH          IVY VIP
                                                                            NATURAL      AGGRESSIVE      CONSERV      PATH MOD -
                                                                           RES CL II        CL II         CL II        MV CL II
                                                                       -------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund      $         261,089       422,863       509,437      8,162,426
    Mortality, expense and administrative charges (note 3)                    (403,106)     (205,150)     (328,264)    (5,846,920)
       Fees waived (note 3)                                                         --            --            --             --
                                                                       -------------------------------------------------------------
       Investment income (loss) - net                                         (142,017)      217,713       181,173      2,315,506
                                                                       -------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                         --     1,347,635     1,261,345     20,502,530

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                   5,259,412     1,974,109     6,418,015     21,444,951
       Cost of investments sold                                             (6,268,257)   (2,292,880)   (7,069,521)   (20,791,895)
                                                                       -------------------------------------------------------------
    Realized gains (losses) on sales of investments                         (1,008,845)     (318,771)     (651,506)       653,056

       Net realized gains (losses) on investments                           (1,008,845)    1,028,864       609,839     21,155,586

    Net change in unrealized appreciation (depreciation)
       of investments                                                        3,306,679     1,728,407     2,358,080     39,414,214
                                                                       -------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net           2,297,834     2,757,271     2,967,919     60,569,800
                                                                       -------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                       $       2,155,817     2,974,984     3,149,092     62,885,306
                                                                       =============================================================

                                                                                        SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------

                                                                       IVY VIP
                                                                      PATH MOD        IVY VIP
                                                                       AGGR -        PATH MOD
                                                                      MV CL II      AGGR CL II
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund        1,607,587      5,516,739
    Mortality, expense and administrative charges (note 3)            (1,042,825)    (2,617,436)
       Fees waived (note 3)                                                   --             --
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                    564,762      2,899,303
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund            4,855,879     18,759,878

    Realized gains (losses) on sales of investments
       Proceeds from sales                                             6,577,962     36,883,085
       Cost of investments sold                                       (6,691,918)   (37,972,207)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                     (113,956)    (1,089,122)

       Net realized gains (losses) on investments                      4,741,923     17,670,756

    Net change in unrealized appreciation (depreciation)
       of investments                                                  7,292,967     16,281,330
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net    12,034,890     33,952,086
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                        12,599,652     36,851,389
                                                                      ==============================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  26

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                          Statements of Operations

                        Year ended December 31, 2019

                                                                                        SEGREGATED SUB-ACCOUNTS*
                                                                       -------------------------------------------------------------

                                                                                           IVY VIP
                                                                            IVY VIP       PATH MOD        IVY VIP        IVY VIP
                                                                           PATH MOD        CONS -        PATH MOD       SCIENCE &
                                                                             CL II        MV CL II      CONS CL II     TECH CL II
                                                                       -------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund      $       4,381,294       585,448      1,292,730             --
    Mortality, expense and administrative charges (note 3)                  (2,204,628)     (445,800)      (713,983)    (1,313,836)
       Fees waived (note 3)                                                         --            --             --             --
                                                                       -------------------------------------------------------------
       Investment income (loss) - net                                        2,176,666       139,648        578,747     (1,313,836)
                                                                       -------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                 13,521,144     1,558,732      3,582,379      8,387,199

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                  36,856,381     7,178,392      9,924,756     14,624,905
       Cost of investments sold                                            (38,167,084)   (7,102,168)   (10,269,587)   (10,451,167)
                                                                       -------------------------------------------------------------
    Realized gains (losses) on sales of investments                         (1,310,703)       76,224       (344,831)     4,173,738

       Net realized gains (losses) on investments                           12,210,441     1,634,956      3,237,548     12,560,937

    Net change in unrealized appreciation (depreciation)
       of investments                                                       12,823,540     2,416,222      4,104,213     20,639,977
                                                                       -------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net          25,033,981     4,051,178      7,341,761     33,200,914
                                                                       -------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                       $      27,210,647     4,190,826      7,920,508     31,887,078
                                                                       =============================================================

                                                                                        SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------

                                                                       IVY VIP
                                                                      SECURIAN        IVY VIP
                                                                       RE SEC        SMALL CAP
                                                                        CL II       CORE CL II
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund          139,555             --
    Mortality, expense and administrative charges (note 3)              (129,295)      (775,429)
       Fees waived (note 3)                                                   --             --
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                     10,260       (775,429)
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund               39,048     10,667,670

    Realized gains (losses) on sales of investments
       Proceeds from sales                                             2,028,019      9,344,316
       Cost of investments sold                                       (2,267,905)   (11,158,960)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                     (239,886)    (1,814,644)

       Net realized gains (losses) on investments                       (200,838)     8,853,026

    Net change in unrealized appreciation (depreciation)
       of investments                                                  1,972,579      3,398,539
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net     1,771,741     12,251,565
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                         1,782,001     11,476,136
                                                                      ==============================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  27

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                          Statements of Operations

                        Year ended December 31, 2019

                                                                                        SEGREGATED SUB-ACCOUNTS*
                                                                       -------------------------------------------------------------

                                                                            IVY VIP                         JANUS          JANUS
                                                                           SMALL CAP                      HENDERSON      HENDERSON
                                                                            GROWTH          IVY VIP       BALANCED       FLEXIBLE
                                                                             CL II        VALUE CL II        SS           BOND SS
                                                                       -------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund      $              --        597,606        485,710        615,813
    Mortality, expense and administrative charges (note 3)                    (820,912)      (986,323)      (411,189)      (304,239)
       Fees waived (note 3)                                                         --             --             --             --
                                                                       -------------------------------------------------------------
       Investment income (loss) - net                                         (820,912)      (388,717)        74,521        311,574
                                                                       -------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                  4,176,008      4,073,004        744,550             --

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                  17,711,787     11,457,883      3,221,060      2,259,090
       Cost of investments sold                                            (18,582,248)   (11,522,279)    (2,504,776)    (2,278,566)
                                                                       -------------------------------------------------------------
    Realized gains (losses) on sales of investments                           (870,461)       (64,396)       716,284        (19,476)

       Net realized gains (losses) on investments                            3,305,547      4,008,608      1,460,834        (19,476)

    Net change in unrealized appreciation (depreciation)
       of investments                                                        9,561,502     12,609,188      3,865,172      1,286,863
                                                                       -------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net          12,867,049     16,617,796      5,326,006      1,267,387
                                                                       -------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                       $      12,046,137     16,229,079      5,400,527      1,578,961
                                                                       =============================================================

                                                                                        SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------

                                                                                        JANUS
                                                                         JANUS        HENDERSON
                                                                       HENDERSON       MID CAP
                                                                       FORTY SS        VAL SS
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund            13,694        246,650
    Mortality, expense and administrative charges (note 3)               (815,316)      (346,882)
       Fees waived (note 3)                                                    --             --
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                    (801,622)      (100,232)
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund             5,095,559      1,899,585

    Realized gains (losses) on sales of investments
       Proceeds from sales                                              7,204,168      2,866,340
       Cost of investments sold                                        (6,344,625)    (3,052,251)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                       859,543       (185,911)

       Net realized gains (losses) on investments                       5,955,102      1,713,674

    Net change in unrealized appreciation (depreciation)
       of investments                                                  11,989,744      4,232,566
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net     17,944,846      5,946,240
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                         17,143,224      5,846,008
                                                                      ==============================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  28

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                          Statements of Operations

                        Year ended December 31, 2019

                                                                                        SEGREGATED SUB-ACCOUNTS*
                                                                       -------------------------------------------------------------
                                                                                                            MFS
                                                                             JANUS         MFS VIT -     VIT II -
                                                                           HENDERSON        MID CAP        INTL
                                                                           OVERSEAS         GROWTH       INTRINSIC
                                                                              SS            SER SC        VAL SC
                                                                       -------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund      $         623,069             --       262,741
    Mortality, expense and administrative charges (note 3)                    (458,175)       (58,344)     (256,254)
       Fees waived (note 3)                                                         --             --            --
                                                                       -------------------------------------------------------------
       Investment income (loss) - net                                          164,894        (58,344)        6,487
                                                                       -------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                         --        581,170       550,774

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                   5,848,149        631,808     1,400,104
       Cost of investments sold                                             (7,192,918)      (619,242)   (1,110,170)
                                                                       -------------------------------------------------------------
    Realized gains (losses) on sales of investments                         (1,344,769)        12,566       289,934

       Net realized gains (losses) on investments                           (1,344,769)       593,736       840,708

    Net change in unrealized appreciation (depreciation)
       of investments                                                        8,859,738        223,671     2,820,902
                                                                       -------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net           7,514,969        817,407     3,661,610
                                                                       -------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                       $       7,679,863        759,063     3,668,097
                                                                       =============================================================

                                                                                        SEGREGATED SUB-ACCOUNTS*
                                                                       -------------------------------------------------------------

                                                                                        MORNINGSTAR
                                                                       MORGSTANLEY         AGGR          MORNINGSTAR
                                                                         VIF EMG          GROWTH          BALANCED
                                                                       MK EQ CL 2        ETF CL II        ETF CL II
                                                                       -------------------------------------------------------------                                                                                  --------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund            238,536          150,314          962,838
    Mortality, expense and administrative charges (note 3)                (347,820)        (133,873)        (695,025)
       Fees waived (note 3)                                                     --               --               --
                                                                       -------------------------------------------------------------
       Investment income (loss) - net                                     (109,284)          16,441          267,813
                                                                       -------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund              1,624,805          344,844          962,883

    Realized gains (losses) on sales of investments
       Proceeds from sales                                               2,638,283        1,151,415        7,540,029
       Cost of investments sold                                         (2,537,337)      (1,167,446)      (7,499,913)
                                                                       -------------------------------------------------------------
    Realized gains (losses) on sales of investments                        100,946          (16,031)          40,116

       Net realized gains (losses) on investments                        1,725,751          328,813        1,002,999

    Net change in unrealized appreciation (depreciation)
       of investments                                                    2,289,392        1,349,632        5,552,140
                                                                       -------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net       4,015,143        1,678,445        6,555,139
                                                                       -------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                           3,905,859        1,694,886        6,822,952
                                                                       =============================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  29

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                          Statements of Operations

                        Year ended December 31, 2019

                                                                                        SEGREGATED SUB-ACCOUNTS*
                                                                       -------------------------------------------------------------

                                                                                                            MORNINGSTAR
                                                                          MORNINGSTAR      MORNINGSTAR       INC & GRO
                                                                         CONSERVATIVE        GROWTH        ASSET ALL CL
                                                                           ETF CL II        ETF CL II           II
                                                                       -------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund      $         290,190         360,025          451,361
    Mortality, expense and administrative charges (note 3)                    (204,189)       (273,787)        (317,941)
       Fees waived (note 3)                                                         --              --               --
                                                                       -------------------------------------------------------------
       Investment income (loss) - net                                           86,001          86,238          133,420
                                                                       -------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                    113,448         925,735          502,772

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                   3,863,488       4,842,132        3,422,524
       Cost of investments sold                                             (3,962,484)     (4,168,019)      (3,663,783)
                                                                       -------------------------------------------------------------
    Realized gains (losses) on sales of investments                            (98,996)        674,113         (241,259)

       Net realized gains (losses) on investments                               14,452       1,599,848          261,513

    Net change in unrealized appreciation (depreciation)
       of investments                                                          972,647       1,787,203        1,999,434
                                                                       -------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net             987,099       3,387,051        2,260,947
                                                                       -------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                       $       1,073,100       3,473,289        2,394,367
                                                                       =============================================================

                                                                                        SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------

                                                                        NEUBERGER         PIMCO         PIMCO
                                                                         BERMAN        VIT GLOBAL      VIT LOW
                                                                      SUSTAIN EQ S      DIV ALLOC     DURATION
                                                                           CL            ADV CL        ADV CL
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund              8,817       4,749,170     1,582,860
    Mortality, expense and administrative charges (note 3)                 (46,496)     (2,503,400)     (868,313)
       Fees waived (note 3)                                                     --              --            --
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                      (37,679)      2,245,770       714,547
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                168,505              --            --

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                 420,752       4,873,575     5,306,805
       Cost of investments sold                                           (367,616)     (4,775,481)   (5,616,524)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                         53,136          98,094      (309,719)

       Net realized gains (losses) on investments                          221,641          98,094      (309,719)

    Net change in unrealized appreciation (depreciation)
       of investments                                                      478,708      29,425,922     1,008,902
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net         700,349      29,524,016       699,183
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                             662,670      31,769,786     1,413,730
                                                                      ==============================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  30

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                          Statements of Operations

                        Year ended December 31, 2019

                                                                                        SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------

                                                                             PIMCO         PUTNAM VT       PUTNAM       PUTNAM
                                                                           VIT TOTAL        EQUITY        VT GROWTH       VT
                                                                            RETURN          INCOME           OPP        INTL EQ
                                                                            ADV CL           CL IB          CL IB        CL IB
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund      $       4,616,823        302,965         18,629       36,113
    Mortality, expense and administrative charges (note 3)                  (2,304,171)      (223,941)      (262,395)     (37,833)
       Fees waived (note 3)                                                         --             --             --           --
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                        2,312,652         79,024       (243,766)      (1,720)
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                         --      1,294,747      1,886,454        4,635

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                  17,638,602      2,267,454      2,238,009      352,036
       Cost of investments sold                                            (18,729,057)    (1,945,949)    (1,803,828)    (262,129)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                         (1,090,455)       321,505        434,181       89,907

       Net realized gains (losses) on investments                           (1,090,455)     1,616,252      2,320,635       94,542

    Net change in unrealized appreciation (depreciation)
       of investments                                                        9,087,492      2,000,076      2,161,586      445,091
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net           7,997,037      3,616,328      4,482,221      539,633
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                       $      10,309,689      3,695,352      4,238,455      537,913
                                                                       =============================================================

                                                                                        SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------

                                                                       PUTNAM VT
                                                                        SUSTAIN
                                                                        LEADERS       SFT CORE
                                                                         CL IB        BOND CL 2
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund             9,224             --
    Mortality, expense and administrative charges (note 3)                (32,905)    (3,196,245)
       Fees waived (note 3)                                                    --             --
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                     (23,681)    (3,196,245)
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund               293,183             --

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                522,852     25,544,853
       Cost of investments sold                                          (501,362)   (16,269,049)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                        21,490      9,275,804

       Net realized gains (losses) on investments                         314,673      9,275,804

    Net change in unrealized appreciation (depreciation)
       of investments                                                     273,996     10,661,350
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net        588,669     19,937,154
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                            564,988     16,740,909
                                                                      ==============================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  31

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                          Statements of Operations

                        Year ended December 31, 2019

                                                                                        SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------

                                                                              SFT          SFT GOVT         SFT           SFT
                                                                            DYNAMIC          MONEY       INDEX 400     INDEX 500
                                                                            MGD VOL         MARKET        MC CL 2        CL 2
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund      $              --        398,431            --            --
    Mortality, expense and administrative charges (note 3)                  (6,779,924)      (340,837)     (809,806)   (2,270,059)
       Fees waived (note 3)                                                         --             --            --            --
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                       (6,779,924)        57,594      (809,806)   (2,270,059)
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                         --             --            --            --

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                   9,025,659     19,452,223    10,520,710    23,931,922
       Cost of investments sold                                             (6,025,388)   (19,452,223)   (3,602,498)   (8,720,680)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                          3,000,271             --     6,918,212    15,211,242

       Net realized gains (losses) on investments                            3,000,271             --     6,918,212    15,211,242

    Net change in unrealized appreciation (depreciation)
       of investments                                                       85,368,718             --     9,289,909    44,370,152
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net          88,368,989             --    16,208,121    59,581,394
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                       $      81,589,065         57,594    15,398,315    57,311,335
                                                                      ==============================================================

                                                                                        SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------

                                                                      SFT INTL        SFT IVY
                                                                      BOND CL 2       GROWTH
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund               --             --
    Mortality, expense and administrative charges (note 3)            (1,034,503)    (2,565,407)
       Fees waived (note 3)                                                   --             --
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                 (1,034,503)    (2,565,407)
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                   --             --

    Realized gains (losses) on sales of investments
       Proceeds from sales                                             8,628,609     34,623,404
       Cost of investments sold                                       (6,522,576)   (17,755,694)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                    2,106,033     16,867,710

       Net realized gains (losses) on investments                      2,106,033     16,867,710

    Net change in unrealized appreciation (depreciation)
       of investments                                                   (796,803)    43,711,794
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net     1,309,230     60,579,504
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                           274,727     58,014,097
                                                                      ==============================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  32

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                          Statements of Operations

                        Year ended December 31, 2019

                                                                                        SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------

                                                                            SFT IVY                                        SFT
                                                                           SMALL CAP       SFT MGD       SFT REAL        T. ROWE
                                                                            GROWTH       VOL EQUITY     ESTATE CL 2    PRICE VALUE
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund      $              --            --             --             --
    Mortality, expense and administrative charges (note 3)                    (720,230)   (4,719,348)      (965,038)    (1,577,887)
       Fees waived (note 3)                                                         --            --             --             --
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                         (720,230)   (4,719,348)      (965,038)    (1,577,887)
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                         --            --             --             --

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                  11,730,232     8,349,930     11,433,192     16,590,435
       Cost of investments sold                                             (6,504,673)   (6,523,752)    (5,798,264)   (11,392,667)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                          5,225,559     1,826,178      5,634,928      5,197,768

       Net realized gains (losses) on investments                            5,225,559     1,826,178      5,634,928      5,197,768

    Net change in unrealized appreciation (depreciation)
       of investments                                                        6,014,249    49,311,020      9,480,197     20,160,796
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net          11,239,808    51,137,198     15,115,125     25,358,564
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                       $      10,519,578    46,417,850     14,150,087     23,780,677
                                                                      ==============================================================

                                                                                        SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------

                                                                          SFT
                                                                      WELLINGTON      TOPS MGD
                                                                         CORE         RISK BAL
                                                                      EQUITY CL 2     ETF CL 2
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund                --        429,867
    Mortality, expense and administrative charges (note 3)               (697,599)      (279,735)
       Fees waived (note 3)                                               102,809             --
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                    (594,790)       150,132
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                    --        553,921

    Realized gains (losses) on sales of investments
       Proceeds from sales                                              7,390,912      2,277,445
       Cost of investments sold                                        (4,449,776)    (2,287,524)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                     2,941,136        (10,079)

       Net realized gains (losses) on investments                       2,941,136        543,842

    Net change in unrealized appreciation (depreciation)
       of investments                                                  11,200,276      1,636,146
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net     14,141,412      2,179,988
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                         13,546,622      2,330,120
                                                                      ==============================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  33

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                          Statements of Operations

                        Year ended December 31, 2019

                                                                                              SEGREGATED SUB-ACCOUNTS*
                                                                                  --------------------------------------------------

                                                                                                                       TOPS MGD
                                                                                      TOPS MGD         TOPS MGD        RISK MOD
                                                                                      RISK FLEX       RISK GROWTH       GROWTH
                                                                                         ETF           ETF CL 2        ETF CL 2
                                                                                  --------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund                 $       2,184,776       1,528,894         513,547
    Mortality, expense and administrative charges (note 3)                             (1,882,873)     (1,168,893)       (338,521)
       Fees waived (note 3)                                                                    --              --              --
                                                                                  --------------------------------------------------
       Investment income (loss) - net                                                     301,903         360,001         175,026
                                                                                  --------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                             2,449,631       5,164,654       1,007,086

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                              9,580,484       6,289,445       3,021,019
       Cost of investments sold                                                        (9,050,594)     (6,017,540)     (2,924,179)
                                                                                  --------------------------------------------------
    Realized gains (losses) on sales of investments                                       529,890         271,905          96,840

       Net realized gains (losses) on investments                                       2,979,521       5,436,559       1,103,926

    Net change in unrealized appreciation (depreciation)
       of investments                                                                  12,774,212       5,477,342       1,966,323
                                                                                  --------------------------------------------------

       Realized and unrealized gains (losses) on investments - net                     15,753,733      10,913,901       3,070,249
                                                                                  --------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                                  $      16,055,636      11,273,902       3,245,275
                                                                                  ==================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  34

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                     Statements of Changes in Net Assets

              Years or Periods ended December 31, 2019 and 2018

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                    ----------------------------------------------------------------

                                                                      AB VPS DYN                         AMER CENTURY
                                                                    ASSET ALLOC CL      AB VPS INTL     II VP INFL PRO
                                                                           B            VALUE CL B           CL II
                                                                    ----------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                             $          322,468           (3,019)           909,024
      Net realized gains (losses) on investments                            681,866           17,862         (1,880,536)
      Net change in unrealized appreciation (depreciation)              (15,603,026)        (189,166)        (1,945,751)
                                                                    ----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations         (14,598,692)        (174,323)        (2,917,263)
                                                                    ----------------------------------------------------------------

Contract transactions (notes 3 and 6)
      Contract purchase payments                                         17,953,958          139,836          1,986,731
      Contract terminations, withdrawal payments and charges             (4,574,238)        (129,922)        (8,909,940)
      Actuarial adjustments for mortality experience on
             annuities in payment period                                         --               --                199
      Annuity benefit payments                                                   --               --             (8,487)
                                                                    ----------------------------------------------------------------

Increase (decrease) in net assets from contract transactions             13,379,720            9,914         (6,931,497)
                                                                    ----------------------------------------------------------------

Increase (decrease) in net assets                                        (1,218,972)        (164,409)        (9,848,760)

Net assets at the beginning of year or period                           157,768,208          764,257         70,913,713
                                                                    ----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                          $      156,549,236          599,848         61,064,953
                                                                    ================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                             $          688,866           (4,458)           534,309
      Net realized gains (losses) on investments                            722,670           (4,330)        (1,490,826)
      Net change in unrealized appreciation (depreciation)               20,164,674           90,292          5,311,807
                                                                    ----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations          21,576,210           81,504          4,355,290
                                                                    ----------------------------------------------------------------

Contract transactions (notes 3 and 6)
      Contract purchase payments                                         12,180,020           40,420          2,043,117
      Contract terminations, withdrawal payments and charges             (5,877,113)        (168,771)        (7,210,850)
      Actuarial adjustments for mortality experience on
             annuities in payment period                                         --               --                207
      Annuity benefit payments                                                   --               --            (21,667)
                                                                    ----------------------------------------------------------------

Increase (decrease) in net assets from contract transactions              6,302,907         (128,351)        (5,189,193)
                                                                    ----------------------------------------------------------------

Increase (decrease) in net assets                                        27,879,117          (46,847)          (833,903)

Net assets at the beginning of year                                     156,549,236          599,848         61,064,953
                                                                    ----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                    $      184,428,353          553,001         60,231,050
                                                                    ================================================================

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   -----------------------------------------------------------------

                                                                   AMER CENTURY     AMER FUNDS        AMER FUNDS
                                                                     VP INC &        IS GLOBAL         IS GLOBAL
                                                                   GROWTH CL II      BOND CL 2        GROWTH CL 2
                                                                   -----------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                                      (1,756)          58,243          (99,730)
      Net realized gains (losses) on investments                         587,585           20,669        1,263,463
      Net change in unrealized appreciation (depreciation)              (997,363)        (471,308)      (2,877,152)
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations         (411,534)        (392,396)      (1,713,419)
                                                                   -----------------------------------------------------------------

Contract transactions (notes 3 and 6)
      Contract purchase payments                                       1,162,621        2,480,579        3,636,490
      Contract terminations, withdrawal payments and charges          (1,449,347)      (3,916,399)      (2,082,958)
      Actuarial adjustments for mortality experience on
             annuities in payment period                                      42               81               37
      Annuity benefit payments                                              (406)          (3,100)            (261)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from contract transactions            (287,090)      (1,438,839)       1,553,308
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                       (698,624)      (1,831,235)        (160,111)

Net assets at the beginning of year or period                          4,744,487       12,758,060       15,212,264
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                                4,045,863       10,926,825       15,052,153
                                                                   =================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                                       7,373           17,313          (34,231)
      Net realized gains (losses) on investments                         383,407           65,301        1,287,913
      Net change in unrealized appreciation (depreciation)               409,737          600,815        3,680,920
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations          800,517          683,429        4,934,602
                                                                   -----------------------------------------------------------------

Contract transactions (notes 3 and 6)
      Contract purchase payments                                         186,356        1,445,252        1,706,231
      Contract terminations, withdrawal payments and charges            (876,475)      (1,488,098)      (2,898,380)
      Actuarial adjustments for mortality experience on
             annuities in payment period                                      47               95               64
      Annuity benefit payments                                              (388)          (3,241)            (633)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from contract transactions            (690,460)         (45,992)      (1,192,718)
                                                                         -----------------------------------------------------------

Increase (decrease) in net assets                                        110,057          637,437        3,741,884

Net assets at the beginning of year                                    4,045,863       10,926,825       15,052,153
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                          4,155,920       11,564,262       18,794,037
                                                                   =================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  35

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                     Statements of Changes in Net Assets

              Years or Periods ended December 31, 2019 and 2018

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   -----------------------------------------------------------------

                                                                      AMER FUNDS                          AMER FUNDS
                                                                       IS GLOBAL         AMER FUNDS      IS GROWTH-INC
                                                                    SMALL CAP CL 2     IS GROWTH CL 2        CL 2
                                                                   -----------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                             $         (171,911)         (597,988)          (21,345)
      Net realized gains (losses) on investments                            469,263         5,286,297         2,354,920
      Net change in unrealized appreciation (depreciation)               (1,849,804)       (6,485,003)       (3,216,224)
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations          (1,552,452)       (1,796,694)         (882,649)
                                                                   -----------------------------------------------------------------

Contract transactions (notes 3 and 6)
      Contract purchase payments                                          2,342,957        14,309,362         3,687,298
      Contract terminations, withdrawal payments and charges               (782,117)       (5,122,433)       (4,212,218)
      Actuarial adjustments for mortality experience on
             annuities in payment period                                         96               214               136
      Annuity benefit payments                                               (2,981)           (3,178)           (3,844)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from contract transactions              1,557,955         9,183,965          (528,628)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                             5,503         7,387,271        (1,411,277)

Net assets at the beginning of year or period                            11,531,864        48,400,540        29,780,789
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                          $       11,537,367        55,787,811        28,369,512
                                                                   =================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                             $         (173,697)         (531,886)           75,355
      Net realized gains (losses) on investments                            671,115         6,896,090         3,370,289
      Net change in unrealized appreciation (depreciation)                2,930,429        10,573,554         3,322,027
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations           3,427,847        16,937,758         6,767,671
                                                                   -----------------------------------------------------------------

Contract transactions (notes 3 and 6)
      Contract purchase payments                                          1,852,830        10,002,011         3,353,714
      Contract terminations, withdrawal payments and charges             (1,807,035)       (4,837,830)       (4,140,709)
      Actuarial adjustments for mortality experience on
             annuities in payment period                                        111               292               172
      Annuity benefit payments                                               (2,875)           (2,139)           (4,378)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from contract transactions                 43,031         5,162,334          (791,201)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                         3,470,878        22,100,092         5,976,470

Net assets at the beginning of year                                      11,537,367        55,787,811        28,369,512
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                    $       15,008,245        77,887,903        34,345,982
                                                                   =================================================================

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                  ------------------------------------------------------------------
                                                                                                       AMER FUNDS
                                                                                    AMER FUNDS            IS US
                                                                   AMER FUNDS      IS NEW WORLD        GOVT/AAA CL
                                                                  IS INTL CL 2         CL 2                 2
                                                                  ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                                     59,095           (71,157)           42,385
      Net realized gains (losses) on investments                        899,078           375,181           (92,678)
      Net change in unrealized appreciation (depreciation)           (3,652,476)       (2,402,621)          (63,185)
                                                                  ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations      (2,694,303)       (2,098,597)         (113,478)
                                                                  ------------------------------------------------------------------

Contract transactions (notes 3 and 6)
      Contract purchase payments                                      2,630,841         2,883,932         1,637,293
      Contract terminations, withdrawal payments and charges         (2,018,098)       (1,529,377)       (2,504,711)
      Actuarial adjustments for mortality experience on
             annuities in payment period                                     --                64                36
      Annuity benefit payments                                               --            (2,757)             (983)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets from contract transactions            612,743         1,351,862          (868,365)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets                                    (2,081,560)         (746,735)         (981,843)

Net assets at the beginning of year or period                        18,460,055        12,575,951        13,394,184
                                                                  ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                              16,378,495        11,829,216        12,412,341
                                                                  ==================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                                     13,056           (61,689)          116,089
      Net realized gains (losses) on investments                        333,180           517,521           (38,648)
      Net change in unrealized appreciation (depreciation)            3,132,444         2,803,964           438,019
                                                                  ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations       3,478,680         3,259,796           515,460
                                                                  ------------------------------------------------------------------

Contract transactions (notes 3 and 6)
      Contract purchase payments                                      2,717,128         2,079,074         4,637,194
      Contract terminations, withdrawal payments and charges         (3,224,441)       (2,031,261)       (3,180,927)
      Actuarial adjustments for mortality experience on
             annuities in payment period                                     --                78                47
      Annuity benefit payments                                               --            (2,667)           (1,008)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets from contract transactions           (507,313)           45,224         1,455,306
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets                                     2,971,367         3,305,020         1,970,766

Net assets at the beginning of year                                  16,378,495        11,829,216        12,412,341
                                                                  ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                        19,349,862        15,134,236        14,383,107
                                                                  ==================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  36

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                     Statements of Changes in Net Assets

              Years or Periods ended December 31, 2019 and 2018

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                  ------------------------------------------------------------------

                                                                      CLEARBRIDGE       FIDELITY VIP
                                                                        SM CAP          EQUITY-INCOME     FIDELITY VIP
                                                                     GROWTH CL II           SC 2           MID CAP SC2
                                                                  ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                             $         (272,642)          378,770           (392,306)
      Net realized gains (losses) on investments                          3,094,438         6,373,791          4,354,655
      Net change in unrealized appreciation (depreciation)               (3,109,342)      (13,173,896)        (9,765,331)
                                                                  ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations            (287,546)       (6,421,335)        (5,802,982)
                                                                  ------------------------------------------------------------------

Contract transactions (notes 3 and 6)
      Contract purchase payments                                          8,659,311         1,146,816          2,009,248
      Contract terminations, withdrawal payments and charges             (4,221,016)      (10,838,872)        (5,339,915)
      Actuarial adjustments for mortality experience on
             annuities in payment period                                          8             3,095            (34,559)
      Annuity benefit payments                                                 (391)          (40,535)           (25,903)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets from contract transactions              4,437,912        (9,729,496)        (3,391,129)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets                                         4,150,366       (16,150,831)        (9,194,111)

Net assets at the beginning of year or period                            11,305,983        74,769,748         40,237,967
                                                                  ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                          $       15,456,349        58,618,917         31,043,856
                                                                  ==================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                             $         (253,692)          236,182           (253,033)
      Net realized gains (losses) on investments                          2,309,886         4,931,065          3,630,355
      Net change in unrealized appreciation (depreciation)                1,417,132         9,009,154          3,107,106
                                                                  ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations           3,473,326        14,176,401          6,484,428
                                                                  ------------------------------------------------------------------

Contract transactions (notes 3 and 6)
      Contract purchase payments                                          1,431,151         1,251,168          1,911,107
      Contract terminations, withdrawal payments and charges             (5,847,488)       (8,589,246)        (4,495,510)
      Actuarial adjustments for mortality experience on
             annuities in payment period                                          7             7,528              5,847
      Annuity benefit payments                                                 (344)          (36,620)           (22,967)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets from contract transactions             (4,416,674)       (7,367,170)        (2,601,523)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets                                          (943,348)        6,809,231          3,882,905

Net assets at the beginning of year                                      15,456,349        58,618,917         31,043,856
                                                                  ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                    $       14,513,001        65,428,148         34,926,761
                                                                  ==================================================================

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                  ------------------------------------------------------------------

                                                                   FRANKLIN       FRANKLIN SMALL     FRANKLIN SM-
                                                                  MUTUAL SHS        CAP VAL VIP        MD CAP GR
                                                                   VIP CL 2            CL 2            VIP CL 2
                                                                  ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                                    73,661           (168,417)        (113,489)
      Net realized gains (losses) on investments                       773,219          3,706,839          733,657
      Net change in unrealized appreciation (depreciation)          (1,826,274)        (7,549,908)      (1,181,899)
                                                                  ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations       (979,394)        (4,011,486)        (561,731)
                                                                  ------------------------------------------------------------------

Contract transactions (notes 3 and 6)
      Contract purchase payments                                       228,751          1,868,148        1,193,904
      Contract terminations, withdrawal payments and charges        (1,744,665)        (2,433,054)      (1,616,125)
      Actuarial adjustments for mortality experience on
             annuities in payment period                                   125                103            1,853
      Annuity benefit payments                                          (1,491)            (6,040)          (7,881)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets from contract transactions        (1,517,280)          (570,843)        (428,249)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets                                   (2,496,674)        (4,582,329)        (989,980)

Net assets at the beginning of year or period                       10,649,793         29,386,671        9,497,577
                                                                  ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                              8,153,119         24,804,342        8,507,597
                                                                  ==================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                                    10,043           (114,033)        (131,525)
      Net realized gains (losses) on investments                       724,256          3,371,686        1,064,004
      Net change in unrealized appreciation (depreciation)             793,094          2,786,979        1,548,481
                                                                  ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations      1,527,393          6,044,632        2,480,960
                                                                  ------------------------------------------------------------------

Contract transactions (notes 3 and 6)
      Contract purchase payments                                       208,924          1,542,710        4,338,071
      Contract terminations, withdrawal payments and charges        (2,033,168)        (2,924,959)      (4,489,825)
      Actuarial adjustments for mortality experience on
             annuities in payment period                                   144                122            2,122
      Annuity benefit payments                                          (1,419)            (9,691)          (8,113)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets from contract transactions        (1,825,519)        (1,391,818)        (157,745)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets                                     (298,126)         4,652,814        2,323,215

Net assets at the beginning of year                                  8,153,119         24,804,342        8,507,597
                                                                  ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                        7,854,993         29,457,156       10,830,812
                                                                  ==================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  37

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                     Statements of Changes in Net Assets

              Years or Periods ended December 31, 2019 and 2018

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                  ------------------------------------------------------------------
                                                                                           GOLDMAN
                                                                     FRANKLIN TEMP        SACHS VIT         GOLDMAN
                                                                     DEV MKTS VIP       GLOBAL TRENDS    SACHS VIT HQ
                                                                         CL 2                SS            FLT RT SS
                                                                  ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                             $         (105,470)       (1,070,746)          171,735
      Net realized gains (losses) on investments                            583,208         2,582,834          (251,470)
      Net change in unrealized appreciation (depreciation)               (4,544,814)      (10,223,544)           88,671
                                                                  ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations          (4,067,076)       (8,711,456)            8,936
                                                                  ------------------------------------------------------------------

Contract transactions (notes 3 and 6)
      Contract purchase payments                                          2,616,820        19,024,296         6,016,496
      Contract terminations, withdrawal payments and charges             (7,859,452)       (2,722,337)       (5,018,886)
      Actuarial adjustments for mortality experience on
             annuities in payment period                                     (7,161)               --                14
      Annuity benefit payments                                              (10,133)               --            (3,322)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets from contract transactions             (5,259,926)       16,301,959           994,302
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets                                        (9,327,002)        7,590,503         1,003,238

Net assets at the beginning of year or period                            29,191,896       138,687,440        40,213,342
                                                                  ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                          $       19,864,894       146,277,943        41,216,580
                                                                  ==================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                             $          (58,858)          196,032           249,233
      Net realized gains (losses) on investments                            808,425         7,509,027           (62,668)
      Net change in unrealized appreciation (depreciation)                3,957,586         7,915,868            27,564
                                                                  ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations           4,707,153        15,620,927           214,129
                                                                  ------------------------------------------------------------------

Contract transactions (notes 3 and 6)
      Contract purchase payments                                          1,879,996        14,171,682         2,383,780
      Contract terminations, withdrawal payments and charges             (4,411,180)       (4,410,697)       (3,729,159)
      Actuarial adjustments for mortality experience on
             annuities in payment period                                      1,273                --                (1)
      Annuity benefit payments                                              (10,094)               --           (11,973)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets from contract transactions             (2,540,005)        9,760,985        (1,357,353)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets                                         2,167,148        25,381,912        (1,143,224)

Net assets at the beginning of year                                      19,864,894       146,277,943        41,216,580
                                                                  ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                    $       22,032,042       171,659,855        40,073,356
                                                                  ==================================================================

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                  ------------------------------------------------------------------
                                                                      INVESCO            INVESCO
                                                                     OPPHMR VI          OPPHMR VI       INVESCO VI
                                                                  INTL GROWTH SR      MS SM CAP SR       AMERICAN
                                                                        II                 II           VALUE SR II
                                                                  ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                                    (351,366)            (58,592)       (124,267)
      Net realized gains (losses) on investments                         986,754             493,592       1,210,601
      Net change in unrealized appreciation (depreciation)            (9,072,842)           (832,100)     (2,313,868)
                                                                  ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations       (8,437,454)           (397,100)     (1,227,534)
                                                                  ------------------------------------------------------------------

Contract transactions (notes 3 and 6)
      Contract purchase payments                                       4,243,758             236,715         616,966
      Contract terminations, withdrawal payments and charges          (2,320,388)           (685,250)     (1,352,794)
      Actuarial adjustments for mortality experience on
             annuities in payment period                                     215                  --             186
      Annuity benefit payments                                            (6,806)                 --          (3,494)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets from contract transactions           1,916,779            (448,535)       (739,136)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets                                     (6,520,675)           (845,635)     (1,966,670)

Net assets at the beginning of year or period                         40,259,364           3,804,500       9,760,708
                                                                  ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                               33,738,689           2,958,865       7,794,038
                                                                  ==================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                                    (299,238)            (52,896)        (95,526)
      Net realized gains (losses) on investments                       1,732,305             304,352         225,124
      Net change in unrealized appreciation (depreciation)             7,217,255             419,696       1,690,057
                                                                  ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations        8,650,322             671,152       1,819,655
                                                                  ------------------------------------------------------------------

Contract transactions (notes 3 and 6)
      Contract purchase payments                                       1,316,527             217,243       2,170,947
      Contract terminations, withdrawal payments and charges          (3,337,422)           (735,801)     (2,808,861)
      Actuarial adjustments for mortality experience on
             annuities in payment period                                     231                  --             207
      Annuity benefit payments                                            (6,041)                 --          (3,782)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets from contract transactions          (2,026,705)           (518,558)       (641,489)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets                                      6,623,617             152,594       1,178,166

Net assets at the beginning of year                                   33,738,689           2,958,865       7,794,038
                                                                  ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                         40,362,306           3,111,459       8,972,204
                                                                  ==================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  38

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                     Statements of Changes in Net Assets

              Years or Periods ended December 31, 2019 and 2018

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                  ------------------------------------------------------------------

                                                                      INVESCO VI        INVESCO VI       INVESCO VI
                                                                      COMSTOCK SR      EQUITY & INC     GROWTH & INC
                                                                          II               SR II            SR II
                                                                  ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                             $          (43,373)          45,464             2,126
      Net realized gains (losses) on investments                          7,488,787          352,564           764,466
      Net change in unrealized appreciation (depreciation)              (14,909,548)      (1,294,030)       (1,874,602)
                                                                  ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations          (7,464,134)        (896,002)       (1,108,010)
                                                                  ------------------------------------------------------------------

Contract transactions (notes 3 and 6)
      Contract purchase payments                                          2,050,044        1,053,813           218,396
      Contract terminations, withdrawal payments and charges             (5,735,489)        (570,582)       (1,436,369)
      Actuarial adjustments for mortality experience on
             annuities in payment period                                        383               --                --
      Annuity benefit payments                                              (13,702)              --                --
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets from contract transactions             (3,698,764)         483,231        (1,217,973)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets                                       (11,162,898)        (412,771)       (2,325,983)

Net assets at the beginning of year or period                            59,173,015        7,723,635         8,379,934
                                                                  ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                          $       48,010,117        7,310,864         6,053,951
                                                                  ==================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                             $          115,521           69,704           (18,039)
      Net realized gains (losses) on investments                          7,401,049          608,190           502,015
      Net change in unrealized appreciation (depreciation)                3,418,597          644,442           773,286
                                                                  ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations          10,935,167        1,322,336         1,257,262
                                                                  ------------------------------------------------------------------

Contract transactions (notes 3 and 6)
      Contract purchase payments                                          2,238,191          985,400           143,415
      Contract terminations, withdrawal payments and charges             (5,590,790)      (1,388,075)       (1,467,432)
      Actuarial adjustments for mortality experience on
             annuities in payment period                                        433               --                --
      Annuity benefit payments                                              (27,739)              --                --
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets from contract transactions             (3,379,905)        (402,675)       (1,324,017)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets                                         7,555,262          919,661           (66,755)

Net assets at the beginning of year                                      48,010,117        7,310,864         6,053,951
                                                                  ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                    $       55,565,379        8,230,525         5,987,196
                                                                  ==================================================================

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                  ------------------------------------------------------------------

                                                                   INVESCO VI SM
                                                                   CAP EQUITY SR    IVY VIP ASSET         IVY VIP
                                                                        II         STRATEGY CL II     BALANCED CL II
                                                                  ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                                    (284,732)          477,558           371,308
      Net realized gains (losses) on investments                       1,761,765         3,899,339        (1,112,986)
      Net change in unrealized appreciation (depreciation)            (4,450,416)      (12,448,759)       (3,274,714)
                                                                  ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations       (2,973,383)       (8,071,862)       (4,016,392)
                                                                  ------------------------------------------------------------------

Contract transactions (notes 3 and 6)
      Contract purchase payments                                         801,770         2,159,917         2,731,845
      Contract terminations, withdrawal payments and charges          (3,027,855)      (23,389,472)      (15,647,195)
      Actuarial adjustments for mortality experience on
             annuities in payment period                                      47             3,226            28,296
      Annuity benefit payments                                            (2,334)          (41,610)         (300,337)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets from contract transactions          (2,228,372)      (21,267,939)      (13,187,391)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets                                     (5,201,755)      (29,339,801)      (17,203,783)

Net assets at the beginning of year or period                         21,120,631       145,050,136       108,956,665
                                                                  ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                               15,918,876       115,710,335        91,752,882
                                                                  ==================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                                    (258,304)          784,685           523,152
      Net realized gains (losses) on investments                       1,865,507         2,889,724         4,749,518
      Net change in unrealized appreciation (depreciation)             2,305,776        18,283,131        12,837,818
                                                                  ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations        3,912,979        21,957,540        18,110,488
                                                                  ------------------------------------------------------------------

Contract transactions (notes 3 and 6)
      Contract purchase payments                                         985,655           874,696         2,321,246
      Contract terminations, withdrawal payments and charges          (2,099,821)      (17,978,259)      (12,246,964)
      Actuarial adjustments for mortality experience on
             annuities in payment period                                      55             8,709            41,625
      Annuity benefit payments                                            (7,000)          (38,012)         (285,537)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets from contract transactions          (1,121,111)      (17,132,866)      (10,169,630)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets                                      2,791,868         4,824,674         7,940,858

Net assets at the beginning of year                                   15,918,876       115,710,335        91,752,882
                                                                  ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                         18,710,744       120,535,009        99,693,740
                                                                  ==================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  39

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                     Statements of Changes in Net Assets

              Years or Periods ended December 31, 2019 and 2018

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                  ------------------------------------------------------------------

                                                                                         IVY VIP
                                                                     IVY VIP CORE       CORPORATE        IVY VIP
                                                                     EQUITY CL II      BOND CL II     ENERGY CL II
                                                                  ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                             $         (937,751)      1,105,467          (77,810)
      Net realized gains (losses) on investments                          7,096,105      (1,584,367)        (206,948)
      Net change in unrealized appreciation (depreciation)              (10,814,609)     (4,078,295)      (1,473,260)
                                                                  ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations          (4,656,255)     (4,557,195)      (1,758,018)
                                                                  ------------------------------------------------------------------

Contract transactions (notes 3 and 6)
      Contract purchase payments                                          2,115,547       8,171,613          416,685
      Contract terminations, withdrawal payments and charges            (15,883,833)    (16,558,441)      (1,459,928)
      Actuarial adjustments for mortality experience on
             annuities in payment period                                    (14,235)          1,755              389
      Annuity benefit payments                                              (52,457)        (23,483)          (1,196)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets from contract transactions            (13,834,978)     (8,408,556)      (1,044,050)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets                                       (18,491,233)    (12,965,751)      (2,802,068)

Net assets at the beginning of year or period                           105,701,928     139,237,719        6,132,622
                                                                  ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                          $       87,210,695     126,271,968        3,330,554
                                                                  ==================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                             $         (767,487)      1,885,567          (51,617)
      Net realized gains (losses) on investments                          7,929,519      (1,387,440)        (582,872)
      Net change in unrealized appreciation (depreciation)               17,502,652      12,373,264          738,771
                                                                  ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations          24,664,684      12,871,391          104,282
                                                                  ------------------------------------------------------------------

Contract transactions (notes 3 and 6)
      Contract purchase payments                                          2,491,755       3,171,335          928,222
      Contract terminations, withdrawal payments and charges            (12,748,994)    (18,591,049)        (778,756)
      Actuarial adjustments for mortality experience on
             annuities in payment period                                    (42,376)          1,932              278
      Annuity benefit payments                                             (100,096)        (23,235)            (784)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets from contract transactions            (10,399,711)    (15,441,017)         148,960
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets                                        14,264,973      (2,569,626)         253,242

Net assets at the beginning of year                                      87,210,695     126,271,968        3,330,554
                                                                  ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                    $      101,475,668     123,702,342        3,583,796
                                                                  ==================================================================

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                  ------------------------------------------------------------------

                                                                     IVY VIP          IVY VIP            IVY VIP
                                                                   GLOBAL BOND     GLOBAL EQ INC      GLOBAL GROWTH
                                                                      CL II            CL II              CL II
                                                                  ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                                     95,384            49,532          (629,261)
      Net realized gains (losses) on investments                        (44,694)        2,024,369         6,857,509
      Net change in unrealized appreciation (depreciation)             (151,052)       (4,582,732)      (10,163,186)
                                                                  ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations        (100,362)       (2,508,831)       (3,934,938)
                                                                  ------------------------------------------------------------------

Contract transactions (notes 3 and 6)
      Contract purchase payments                                        363,949           665,380         5,471,906
      Contract terminations, withdrawal payments and charges           (716,877)       (2,968,154)      (14,670,691)
      Actuarial adjustments for mortality experience on
             annuities in payment period                                     --             1,713             1,554
      Annuity benefit payments                                           (1,667)          (13,238)          (19,088)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets from contract transactions           (354,595)       (2,314,299)       (9,216,319)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets                                      (454,957)       (4,823,130)      (13,151,257)

Net assets at the beginning of year or period                         6,553,101        21,274,745        66,215,059
                                                                  ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                               6,098,144        16,451,615        53,063,802
                                                                  ==================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                                    142,347           248,626          (449,065)
      Net realized gains (losses) on investments                        (29,044)        3,901,299        29,192,717
      Net change in unrealized appreciation (depreciation)              356,151          (813,240)      (16,520,218)
                                                                  ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations         469,454         3,336,685        12,223,434
                                                                  ------------------------------------------------------------------

Contract transactions (notes 3 and 6)
      Contract purchase payments                                        288,304           310,829         1,073,647
      Contract terminations, withdrawal payments and charges           (714,266)       (2,788,569)       (9,067,374)
      Actuarial adjustments for mortality experience on
             annuities in payment period                                     --             1,824             3,926
      Annuity benefit payments                                           (1,669)          (12,518)          (33,637)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets from contract transactions           (427,631)       (2,488,434)       (8,023,438)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets                                        41,823           848,251         4,199,996

Net assets at the beginning of year                                   6,098,144        16,451,615        53,063,802
                                                                  ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                         6,139,967        17,299,866        57,263,798
                                                                  ==================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  40

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                     Statements of Changes in Net Assets

              Years or Periods ended December 31, 2019 and 2018

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                  ------------------------------------------------------------------

                                                                     IVY VIP GOVT
                                                                     MONEY MARKET         IVY VIP       IVY VIP HIGH
                                                                         CL II         GROWTH CL II     INCOME CL II
                                                                  ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                             $           23,726         (788,610)        4,144,099
      Net realized gains (losses) on investments                                 99        8,520,712        (1,208,185)
      Net change in unrealized appreciation (depreciation)                       --       (6,261,187)       (5,752,044)
                                                                  ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations              23,825        1,470,915        (2,816,130)
                                                                  ------------------------------------------------------------------

Contract transactions (notes 3 and 6)
      Contract purchase payments                                          3,822,938          694,352         4,696,489
      Contract terminations, withdrawal payments and charges             (2,550,964)     (12,943,839)      (13,449,282)
      Actuarial adjustments for mortality experience on
             annuities in payment period                                         40            5,791             2,154
      Annuity benefit payments                                               (1,997)         (31,460)          (39,959)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets from contract transactions              1,270,017      (12,275,156)       (8,790,598)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets                                         1,293,842      (10,804,241)      (11,606,728)

Net assets at the beginning of year or period                            10,178,688       59,438,310        88,953,258
                                                                  ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                          $       11,472,530       48,634,069        77,346,530
                                                                  ==================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                             $           56,402         (739,856)        3,978,933
      Net realized gains (losses) on investments                              1,464       13,338,150        (1,252,572)
      Net change in unrealized appreciation (depreciation)                       --        3,141,574         4,421,564
                                                                  ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations              57,866       15,739,868         7,147,925
                                                                  ------------------------------------------------------------------

Contract transactions (notes 3 and 6)
      Contract purchase payments                                          2,915,062          682,186         2,190,635
      Contract terminations, withdrawal payments and charges             (3,643,842)     (10,581,272)       (9,747,490)
      Actuarial adjustments for mortality experience on
             annuities in payment period                                         44          (53,863)            2,155
      Annuity benefit payments                                               (1,920)         (90,530)          (45,108)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets from contract transactions               (730,656)     (10,043,479)       (7,599,808)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets                                          (672,790)       5,696,389          (451,883)

Net assets at the beginning of year                                      11,472,530       48,634,069        77,346,530
                                                                  ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                    $       10,799,740       54,330,458        76,894,647
                                                                  ==================================================================

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                  ------------------------------------------------------------------

                                                                   IVY VIP INTL         IVY VIP         IVY VIP MICRO
                                                                  CORE EQUITY CL     LIMITED-TERM        CAP GROWTH
                                                                        II            BOND CL II          CL II (A)
                                                                  ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                                     383,735            155,583          (442,918)
      Net realized gains (losses) on investments                       6,814,648           (120,893)        3,817,071
      Net change in unrealized appreciation (depreciation)           (35,631,837)          (260,109)         (869,383)
                                                                  ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations      (28,433,454)          (225,419)        2,504,770
                                                                  ------------------------------------------------------------------

Contract transactions (notes 3 and 6)
      Contract purchase payments                                       6,749,839          3,399,800        11,264,250
      Contract terminations, withdrawal payments and charges         (18,206,891)        (4,291,154)      (44,100,732)
      Actuarial adjustments for mortality experience on
             annuities in payment period                                 (33,253)                --                62
      Annuity benefit payments                                          (127,078)                --              (689)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets from contract transactions         (11,617,383)          (891,354)      (32,837,109)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets                                    (40,050,837)        (1,116,773)      (30,332,339)

Net assets at the beginning of year or period                        161,570,566         41,759,776        30,332,339
                                                                  ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                              121,519,729         40,643,003                --
                                                                  ==================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                                     401,234            222,922                --
      Net realized gains (losses) on investments                      11,384,632             22,574                --
      Net change in unrealized appreciation (depreciation)             8,574,667            923,781                --
                                                                  ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations       20,360,533          1,169,277                --
                                                                  ------------------------------------------------------------------

Contract transactions (notes 3 and 6)
      Contract purchase payments                                       4,841,909          4,192,848                --
      Contract terminations, withdrawal payments and charges         (16,435,325)        (4,752,644)               --
      Actuarial adjustments for mortality experience on
             annuities in payment period                                  20,260                 --                --
      Annuity benefit payments                                          (119,759)                --                --
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets from contract transactions         (11,692,915)          (559,796)               --
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets                                      8,667,618            609,481                --

Net assets at the beginning of year                                  121,519,729         40,643,003                --
                                                                  ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                        130,187,347         41,252,484                --
                                                                  ==================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  41

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                     Statements of Changes in Net Assets

              Years or Periods ended December 31, 2019 and 2018

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                  ------------------------------------------------------------------

                                                                      IVY VIP MID          IVY VIP        IVY VIP PATH
                                                                      CAP GROWTH       NATURAL RES CL     AGGRESSIVE CL
                                                                         CL II               II                II
                                                                  ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                             $         (940,607)         (380,781)            81,376
      Net realized gains (losses) on investments                          7,220,878        (1,087,250)           650,319
      Net change in unrealized appreciation (depreciation)               (6,268,847)       (6,732,339)        (1,450,414)
                                                                  ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations              11,424        (8,200,370)          (718,719)
                                                                  ------------------------------------------------------------------

Contract transactions (notes 3 and 6)
      Contract purchase payments                                          4,648,860         3,868,564            810,520
      Contract terminations, withdrawal payments and charges            (13,310,777)       (4,967,192)        (3,494,501)
      Actuarial adjustments for mortality experience on
             annuities in payment period                                        747               393                 --
      Annuity benefit payments                                              (10,717)           (5,036)                --
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets from contract transactions             (8,671,887)       (1,103,271)        (2,683,981)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets                                        (8,660,463)       (9,303,641)        (3,402,700)

Net assets at the beginning of year or period                            65,783,331        34,918,213         17,728,952
                                                                  ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                          $       57,122,868        25,614,572         14,326,252
                                                                  ==================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                             $       (1,039,446)         (142,017)           217,713
      Net realized gains (losses) on investments                         15,143,957        (1,008,845)         1,028,864
      Net change in unrealized appreciation (depreciation)                6,504,285         3,306,679          1,728,407
                                                                  ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations          20,608,796         2,155,817          2,974,984
                                                                  ------------------------------------------------------------------

Contract transactions (notes 3 and 6)
      Contract purchase payments                                          9,318,330         5,026,560            183,123
      Contract terminations, withdrawal payments and charges            (11,062,670)       (5,088,207)        (1,796,243)
      Actuarial adjustments for mortality experience on
             annuities in payment period                                        893               351                 --
      Annuity benefit payments                                              (28,156)           (3,723)                --
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets from contract transactions             (1,771,603)          (65,019)        (1,613,120)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets                                        18,837,193         2,090,798          1,361,864

Net assets at the beginning of year                                      57,122,868        25,614,572         14,326,252
                                                                  ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                    $       75,960,061        27,705,370         15,688,116
                                                                  ==================================================================

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                  ------------------------------------------------------------------

                                                                                   IVY VIP PATH      IVY VIP PATH
                                                                  IVY VIP PATH      MOD - MV CL       MOD AGGR -
                                                                  CONSERV CL II         II             MV CL II
                                                                  ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                                    (44,790)       (1,593,587)         (29,778)
      Net realized gains (losses) on investments                        697,420        13,023,202        2,674,543
      Net change in unrealized appreciation (depreciation)           (1,422,928)      (33,733,237)      (7,194,995)
                                                                  ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations        (770,298)      (22,303,622)      (4,550,230)
                                                                  ------------------------------------------------------------------

Contract transactions (notes 3 and 6)
      Contract purchase payments                                      1,616,035        32,014,881        6,272,371
      Contract terminations, withdrawal payments and charges         (5,770,738)      (11,896,716)      (7,066,126)
      Actuarial adjustments for mortality experience on
             annuities in payment period                                      2                --               --
      Annuity benefit payments                                          (12,153)               --               --
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets from contract transactions         (4,166,854)       20,118,165         (793,755)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets                                    (4,937,152)       (2,185,457)      (5,343,985)

Net assets at the beginning of year or period                        29,589,078       399,263,202       77,083,895
                                                                  ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                              24,651,926       397,077,745       71,739,910
                                                                  ==================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                                    181,173         2,315,506          564,762
      Net realized gains (losses) on investments                        609,839        21,155,586        4,741,923
      Net change in unrealized appreciation (depreciation)            2,358,080        39,414,214        7,292,967
                                                                  ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations       3,149,092        62,885,306       12,599,652
                                                                  ------------------------------------------------------------------

Contract transactions (notes 3 and 6)
      Contract purchase payments                                      4,429,149        22,414,870        3,475,476
      Contract terminations, withdrawal payments and charges         (6,095,412)      (17,208,533)      (5,803,466)
      Actuarial adjustments for mortality experience on
             annuities in payment period                                      2                --               --
      Annuity benefit payments                                          (10,711)               --               --
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets from contract transactions         (1,676,972)        5,206,337       (2,327,990)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets                                     1,472,120        68,091,643       10,271,662

Net assets at the beginning of year                                  24,651,926       397,077,745       71,739,910
                                                                  ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                        26,124,046       465,169,388       82,011,572
                                                                  ==================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  42

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                     Statements of Changes in Net Assets

              Years or Periods ended December 31, 2019 and 2018

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                  ------------------------------------------------------------------

                                                                     IVY VIP PATH                       IVY VIP PATH
                                                                      MOD AGGR CL      IVY VIP PATH      MOD CONS -
                                                                          II             MOD CL II        MV CL II
                                                                  ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                             $        1,072,636          158,312          (146,009)
      Net realized gains (losses) on investments                         17,170,987       12,166,243         1,125,513
      Net change in unrealized appreciation (depreciation)              (30,206,358)     (21,084,507)       (2,350,072)
                                                                  ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations         (11,962,735)      (8,759,952)       (1,370,568)
                                                                  ------------------------------------------------------------------

Contract transactions (notes 3 and 6)
      Contract purchase payments                                          2,799,293        2,389,021         1,954,867
      Contract terminations, withdrawal payments and charges            (41,876,736)     (32,250,542)       (3,718,662)
      Actuarial adjustments for mortality experience on
             annuities in payment period                                         --              222                --
      Annuity benefit payments                                                   --           (3,901)               --
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets from contract transactions            (39,077,443)     (29,865,200)       (1,763,795)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets                                       (51,040,178)     (38,625,152)       (3,134,363)

Net assets at the beginning of year or period                           249,489,522      206,391,573        35,051,735
                                                                  ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                          $      198,449,344      167,766,421        31,917,372
                                                                  ==================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                             $        2,899,303        2,176,666           139,648
      Net realized gains (losses) on investments                         17,670,756       12,210,441         1,634,956
      Net change in unrealized appreciation (depreciation)               16,281,330       12,823,540         2,416,222
                                                                  ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations          36,851,389       27,210,647         4,190,826
                                                                  ------------------------------------------------------------------

Contract transactions (notes 3 and 6)
      Contract purchase payments                                             97,624          141,722         3,710,605
      Contract terminations, withdrawal payments and charges            (34,287,412)     (34,680,661)       (6,791,271)
      Actuarial adjustments for mortality experience on
             annuities in payment period                                         --              259                --
      Annuity benefit payments                                                   --           (3,818)               --
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets from contract transactions            (34,189,788)     (34,542,498)       (3,080,666)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets                                         2,661,601       (7,331,851)        1,110,160

Net assets at the beginning of year                                     198,449,344      167,766,421        31,917,372
                                                                  ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                    $      201,110,945      160,434,570        33,027,532
                                                                  ==================================================================

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                  ------------------------------------------------------------------

                                                                  IVY VIP PATH      IVY VIP           IVY VIP
                                                                   MOD CONS CL     SCIENCE &        SECURIAN RE
                                                                       II         TECH CL II         SEC CL II
                                                                  ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                                     27,903      (1,216,160)           9,769
      Net realized gains (losses) on investments                      2,498,652      15,296,555          412,645
      Net change in unrealized appreciation (depreciation)           (4,628,703)    (18,212,217)      (1,123,004)
                                                                  ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations      (2,102,148)     (4,131,822)        (700,590)
                                                                  ------------------------------------------------------------------

Contract transactions (notes 3 and 6)
      Contract purchase payments                                        458,225       7,619,262          449,341
      Contract terminations, withdrawal payments and charges        (10,720,761)    (18,912,662)      (2,332,315)
      Actuarial adjustments for mortality experience on
             annuities in payment period                                     --           4,827              509
      Annuity benefit payments                                               --         (40,259)          (3,416)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets from contract transactions        (10,262,536)    (11,328,832)      (1,885,881)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets                                   (12,364,684)    (15,460,654)      (2,586,471)

Net assets at the beginning of year or period                        67,144,721      82,723,518       10,940,647
                                                                  ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                              54,780,037      67,262,864        8,354,176
                                                                  ==================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                                    578,747      (1,313,836)          10,260
      Net realized gains (losses) on investments                      3,237,548      12,560,937         (200,838)
      Net change in unrealized appreciation (depreciation)            4,104,213      20,639,977        1,972,579
                                                                  ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations       7,920,508      31,887,078        1,782,001
                                                                  ------------------------------------------------------------------

Contract transactions (notes 3 and 6)
      Contract purchase payments                                        374,717      12,175,811          163,727
      Contract terminations, withdrawal payments and charges         (9,223,332)    (13,476,193)      (1,907,666)
      Actuarial adjustments for mortality experience on
             annuities in payment period                                     --         (21,139)             612
      Annuity benefit payments                                               --        (123,718)          (3,626)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets from contract transactions         (8,848,615)     (1,445,239)      (1,746,953)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets                                      (928,107)     30,441,839           35,048

Net assets at the beginning of year                                  54,780,037      67,262,864        8,354,176
                                                                  ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                        53,851,930      97,704,703        8,389,224
                                                                  ==================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  43

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                     Statements of Changes in Net Assets

              Years or Periods ended December 31, 2019 and 2018

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                  ------------------------------------------------------------------

                                                                                        IVY VIP SMALL
                                                                     IVY VIP SMALL       CAP GROWTH      IVY VIP VALUE
                                                                    CAP CORE CL II          CL II            CL II
                                                                  ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                             $         (836,625)         (451,606)          428,870
      Net realized gains (losses) on investments                         12,769,783        10,035,792         3,166,695
      Net change in unrealized appreciation (depreciation)              (18,168,251)      (12,574,594)       (9,702,210)
                                                                  ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations          (6,235,093)       (2,990,408)       (6,106,645)
                                                                  ------------------------------------------------------------------

Contract transactions (notes 3 and 6)
      Contract purchase payments                                          2,803,264        40,220,349         2,048,867
      Contract terminations, withdrawal payments and charges            (13,114,556)      (10,598,872)      (14,097,091)
      Actuarial adjustments for mortality experience on
             annuities in payment period                                      6,659            (7,227)          (33,631)
      Annuity benefit payments                                              (34,528)           (8,268)          (82,634)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets from contract transactions            (10,339,161)       29,605,982       (12,164,489)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets                                       (16,574,254)       26,615,574       (18,271,134)

Net assets at the beginning of year or period                            68,325,880        30,396,631        87,254,181
                                                                  ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                          $       51,751,626        57,012,205        68,983,047
                                                                  ==================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                             $         (775,429)         (820,912)         (388,717)
      Net realized gains (losses) on investments                          8,853,026         3,305,547         4,008,608
      Net change in unrealized appreciation (depreciation)                3,398,539         9,561,502        12,609,188
                                                                  ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations          11,476,136        12,046,137        16,229,079
                                                                  ------------------------------------------------------------------

Contract transactions (notes 3 and 6)
      Contract purchase payments                                          2,615,866         2,868,636         1,506,261
      Contract terminations, withdrawal payments and charges             (8,746,600)      (17,088,717)      (10,525,143)
      Actuarial adjustments for mortality experience on
             annuities in payment period                                      3,850             2,440               549
      Annuity benefit payments                                              (32,264)           (8,969)         (113,135)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets from contract transactions             (6,159,148)      (14,226,610)       (9,131,468)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets                                         5,316,988        (2,180,473)        7,097,611

Net assets at the beginning of year                                      51,751,626        57,012,205        68,983,047
                                                                  ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                    $       57,068,614        54,831,732        76,080,658
                                                                  ==================================================================

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                  ------------------------------------------------------------------
                                                                                       JANUS
                                                                      JANUS          HENDERSON          JANUS
                                                                    HENDERSON      FLEXIBLE BOND      HENDERSON
                                                                   BALANCED SS          SS            FORTY SS
                                                                  ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                                     93,828           255,940        (694,434)
      Net realized gains (losses) on investments                      1,386,821          (119,457)      8,412,708
      Net change in unrealized appreciation (depreciation)           (1,777,460)         (720,270)     (7,443,382)
                                                                  ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations        (296,811)         (583,787)        274,892
                                                                  ------------------------------------------------------------------

Contract transactions (notes 3 and 6)
      Contract purchase payments                                      4,103,568         2,328,957      10,735,653
      Contract terminations, withdrawal payments and charges         (3,152,163)       (2,516,601)    (10,649,182)
      Actuarial adjustments for mortality experience on
             annuities in payment period                                 (4,227)               54         (13,822)
      Annuity benefit payments                                          (12,496)           (1,834)        (29,096)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets from contract transactions            934,682          (189,424)         43,553
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets                                       637,871          (773,211)        318,445

Net assets at the beginning of year or period                        25,137,257        20,888,777      47,031,761
                                                                  ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                              25,775,128        20,115,566      47,350,206
                                                                  ==================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                                     74,521           311,574        (801,622)
      Net realized gains (losses) on investments                      1,460,834           (19,476)      5,955,102
      Net change in unrealized appreciation (depreciation)            3,865,172         1,286,863      11,989,744
                                                                  ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations       5,400,527         1,578,961      17,143,224
                                                                  ------------------------------------------------------------------

Contract transactions (notes 3 and 6)
      Contract purchase payments                                      4,642,399         3,142,817      10,021,195
      Contract terminations, withdrawal payments and charges         (2,928,553)       (2,106,231)     (6,691,373)
      Actuarial adjustments for mortality experience on
             annuities in payment period                                    437                63           4,145
      Annuity benefit payments                                          (13,067)           (1,829)        (30,916)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets from contract transactions          1,701,216         1,034,820       3,303,051
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets                                     7,101,743         2,613,781      20,446,275

Net assets at the beginning of year                                  25,775,128        20,115,566      47,350,206
                                                                  ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                        32,876,871        22,729,347      67,796,481
                                                                  ==================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  44

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                     Statements of Changes in Net Assets

              Years or Periods ended December 31, 2019 and 2018

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                  ------------------------------------------------------------------
                                                                         JANUS                           MFS VIT -
                                                                       HENDERSON           JANUS          MID CAP
                                                                      MID CAP VAL        HENDERSON      GROWTH SER
                                                                          SS            OVERSEAS SS         SC
                                                                  ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                             $         (140,222)         110,602          (25,442)
      Net realized gains (losses) on investments                          2,463,922         (647,734)         419,992
      Net change in unrealized appreciation (depreciation)               (6,070,678)      (5,724,466)        (441,138)
                                                                  ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations          (3,746,978)      (6,261,598)         (46,588)
                                                                  ------------------------------------------------------------------

Contract transactions (notes 3 and 6)
      Contract purchase payments                                          1,087,510        1,826,803        1,306,085
      Contract terminations, withdrawal payments and charges             (2,159,252)      (7,316,203)        (935,898)
      Actuarial adjustments for mortality experience on
             annuities in payment period                                         64           (6,163)              --
      Annuity benefit payments                                               (4,422)         (14,240)              --
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets from contract transactions             (1,076,100)      (5,509,803)         370,187
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets                                        (4,823,078)     (11,771,401)         323,599

Net assets at the beginning of year or period                            26,050,350       44,286,927        1,184,281
                                                                  ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                          $       21,227,272       32,515,526        1,507,880
                                                                  ==================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                             $         (100,232)         164,894          (58,344)
      Net realized gains (losses) on investments                          1,713,674       (1,344,769)         593,736
      Net change in unrealized appreciation (depreciation)                4,232,566        8,859,738          223,671
                                                                  ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations           5,846,008        7,679,863          759,063
                                                                  ------------------------------------------------------------------

Contract transactions (notes 3 and 6)
      Contract purchase payments                                            683,734        1,046,832        2,896,728
      Contract terminations, withdrawal payments and charges             (2,594,968)      (5,478,130)        (586,312)
      Actuarial adjustments for mortality experience on
             annuities in payment period                                         79            1,783               --
      Annuity benefit payments                                              (15,132)         (10,919)              --
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets from contract transactions             (1,926,287)      (4,440,434)       2,310,416
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets                                         3,919,721        3,239,429        3,069,479

Net assets at the beginning of year                                      21,227,272       32,515,526        1,507,880
                                                                  ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                    $       25,146,993       35,754,955        4,577,359
                                                                  ==================================================================

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                  ------------------------------------------------------------------

                                                                  MFS VIT II -      MORGSTANLEY       MORNINGSTAR
                                                                 INTL INTRINSIC     VIF EMG MK        AGGR GROWTH
                                                                     VAL SC           EQ CL 2          ETF CL II
                                                                  ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                                    (88,098)         (274,797)         (10,494)
      Net realized gains (losses) on investments                        462,872           849,570          879,962
      Net change in unrealized appreciation (depreciation)           (2,207,832)       (5,569,310)      (1,817,578)
                                                                  ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations      (1,833,058)       (4,994,537)        (948,110)
                                                                  ------------------------------------------------------------------

Contract transactions (notes 3 and 6)
      Contract purchase payments                                      2,944,457         3,580,239        1,301,134
      Contract terminations, withdrawal payments and charges         (1,238,807)       (4,496,425)      (1,168,928)
      Actuarial adjustments for mortality experience on
             annuities in payment period                                     85                84               --
      Annuity benefit payments                                           (2,892)           (4,287)              --
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets from contract transactions          1,702,843          (920,389)         132,206
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets                                      (130,215)       (5,914,926)        (815,904)

Net assets at the beginning of year or period                        15,296,339        28,529,833        8,926,035
                                                                  ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                              15,166,124        22,614,907        8,110,131
                                                                  ==================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                                      6,487          (109,284)          16,441
      Net realized gains (losses) on investments                        840,708         1,725,751          328,813
      Net change in unrealized appreciation (depreciation)            2,820,902         2,289,392        1,349,632
                                                                  ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations       3,668,097         3,905,859        1,694,886
                                                                  ------------------------------------------------------------------

Contract transactions (notes 3 and 6)
      Contract purchase payments                                      1,784,146           860,685        1,440,804
      Contract terminations, withdrawal payments and charges         (1,275,258)       (2,391,799)      (1,049,285)
      Actuarial adjustments for mortality experience on
             annuities in payment period                                     99                90               --
      Annuity benefit payments                                           (2,819)           (7,284)              --
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets from contract transactions            506,168        (1,538,308)         391,519
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets                                     4,174,265         2,367,551        2,086,405

Net assets at the beginning of year                                  15,166,124        22,614,907        8,110,131
                                                                  ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                        19,340,389        24,982,458       10,196,536
                                                                  ==================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  45

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                     Statements of Changes in Net Assets

              Years or Periods ended December 31, 2019 and 2018

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                  ------------------------------------------------------------------

                                                                      MORNINGSTAR       MORNINGSTAR      MORNINGSTAR
                                                                     BALANCED ETF      CONSERVATIVE      GROWTH ETF
                                                                         CL II           ETF CL II          CL II
                                                                  ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                             $          191,332           80,736            35,024
      Net realized gains (losses) on investments                          5,503,226          101,419         3,612,765
      Net change in unrealized appreciation (depreciation)               (9,731,093)        (738,538)       (5,778,518)
                                                                  ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations          (4,036,535)        (556,383)       (2,130,729)
                                                                  ------------------------------------------------------------------

Contract transactions (notes 3 and 6)
      Contract purchase payments                                            726,343        2,365,643         2,926,482
      Contract terminations, withdrawal payments and charges            (10,210,836)      (2,711,450)       (5,871,101)
      Actuarial adjustments for mortality experience on
             annuities in payment period                                      1,622               --               450
      Annuity benefit payments                                              (23,461)              --            (9,415)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets from contract transactions             (9,506,332)        (345,807)       (2,953,584)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets                                       (13,542,867)        (902,190)       (5,084,313)

Net assets at the beginning of year or period                            61,682,019       14,147,149        25,558,702
                                                                  ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                          $       48,139,152       13,244,959        20,474,389
                                                                  ==================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                             $          267,813           86,001            86,238
      Net realized gains (losses) on investments                          1,002,999           14,452         1,599,848
      Net change in unrealized appreciation (depreciation)                5,552,140          972,647         1,787,203
                                                                  ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations           6,822,952        1,073,100         3,473,289
                                                                  ------------------------------------------------------------------

Contract transactions (notes 3 and 6)
      Contract purchase payments                                          1,236,751        4,245,009         1,943,759
      Contract terminations, withdrawal payments and charges             (6,889,508)      (3,686,804)       (4,647,512)
      Actuarial adjustments for mortality experience on
             annuities in payment period                                      1,816               --               504
      Annuity benefit payments                                              (22,633)              --            (9,007)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets from contract transactions             (5,673,574)         558,205        (2,712,256)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets                                         1,149,378        1,631,305           761,033

Net assets at the beginning of year                                      48,139,152       13,244,959        20,474,389
                                                                  ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                    $       49,288,530       14,876,264        21,235,422
                                                                  ==================================================================

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                  ------------------------------------------------------------------
                                                                                     NEUBERGER
                                                                    MORNINGSTAR       BERMAN           PIMCO VIT
                                                                     INC & GRO     SUSTAIN EQ S       GLOBAL DIV
                                                                  ASSET ALL CL II       CL           ALLOC ADV CL
                                                                  ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                                     122,056          (44,695)         717,293
      Net realized gains (losses) on investments                         867,632          242,692        3,413,833
      Net change in unrealized appreciation (depreciation)            (2,372,561)        (395,919)     (21,212,566)
                                                                  ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations       (1,382,873)        (197,922)     (17,081,440)
                                                                  ------------------------------------------------------------------

Contract transactions (notes 3 and 6)
      Contract purchase payments                                       1,171,474          151,231       30,084,302
      Contract terminations, withdrawal payments and charges          (5,247,463)        (775,983)      (1,929,216)
      Actuarial adjustments for mortality experience on
             annuities in payment period                                      --               31               --
      Annuity benefit payments                                                --           (1,123)              --
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets from contract transactions          (4,075,989)        (625,844)      28,155,086
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets                                     (5,458,862)        (823,766)      11,073,646

Net assets at the beginning of year or period                         27,617,957        3,658,325      140,288,360
                                                                  ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                               22,159,095        2,834,559      151,362,006
                                                                  ==================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                                     133,420          (37,679)       2,245,770
      Net realized gains (losses) on investments                         261,513          221,641           98,094
      Net change in unrealized appreciation (depreciation)             1,999,434          478,708       29,425,922
                                                                  ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations        2,394,367          662,670       31,769,786
                                                                  ------------------------------------------------------------------

Contract transactions (notes 3 and 6)
      Contract purchase payments                                         845,106          349,937       23,075,484
      Contract terminations, withdrawal payments and charges          (3,137,692)        (381,930)      (4,020,381)
      Actuarial adjustments for mortality experience on
             annuities in payment period                                      --               39               --
      Annuity benefit payments                                                --           (1,081)              --
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets from contract transactions          (2,292,586)         (33,035)      19,055,103
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets                                        101,781          629,635       50,824,889

Net assets at the beginning of year                                   22,159,095        2,834,559      151,362,006
                                                                  ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                         22,260,876        3,464,194      202,186,895
                                                                  ==================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  46

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                     Statements of Changes in Net Assets

              Years or Periods ended December 31, 2019 and 2018

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                  ------------------------------------------------------------------

                                                                       PIMCO VIT         PIMCO VIT         PUTNAM VT
                                                                     LOW DURATION      TOTAL RETURN      EQUITY INCOME
                                                                        ADV CL            ADV CL             CL IB
                                                                  ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                             $          208,693        1,606,913           (122,229)
      Net realized gains (losses) on investments                           (498,124)         (30,162)         1,182,920
      Net change in unrealized appreciation (depreciation)                 (501,478)      (5,204,593)        (2,468,655)
                                                                  ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations            (790,909)      (3,627,842)        (1,407,964)
                                                                  ------------------------------------------------------------------

Contract transactions (notes 3 and 6)
      Contract purchase payments                                          3,501,980        8,181,384          1,103,840
      Contract terminations, withdrawal payments and charges             (7,889,954)     (17,806,620)        (2,004,414)
      Actuarial adjustments for mortality experience on
             annuities in payment period                                        117              232                353
      Annuity benefit payments                                              (10,305)         (13,294)            (8,024)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets from contract transactions             (4,398,162)      (9,638,298)          (908,245)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets                                        (5,189,071)     (13,266,140)        (2,316,209)

Net assets at the beginning of year or period                            63,542,253      169,591,427         15,544,063
                                                                  ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                          $       58,353,182      156,325,287         13,227,854
                                                                  ==================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                             $          714,547        2,312,652             79,024
      Net realized gains (losses) on investments                           (309,719)      (1,090,455)         1,616,252
      Net change in unrealized appreciation (depreciation)                1,008,902        9,087,492          2,000,076
                                                                  ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations           1,413,730       10,309,689          3,695,352
                                                                  ------------------------------------------------------------------

Contract transactions (notes 3 and 6)
      Contract purchase payments                                          4,532,669        8,249,759            805,975
      Contract terminations, withdrawal payments and charges             (4,771,843)     (16,077,236)        (2,090,880)
      Actuarial adjustments for mortality experience on
             annuities in payment period                                        101              228                418
      Annuity benefit payments                                              (17,593)         (32,708)            (7,049)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets from contract transactions               (256,666)      (7,859,957)        (1,291,536)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets                                         1,157,064        2,449,732          2,403,816

Net assets at the beginning of year                                      58,353,182      156,325,287         13,227,854
                                                                  ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                    $       59,510,246      158,775,019         15,631,670
                                                                  ==================================================================

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                  ------------------------------------------------------------------

                                                                    PUTNAM VT                           PUTNAM VT
                                                                   GROWTH OPP        PUTNAM VT           SUSTAIN
                                                                      CL IB        INTL EQ CL IB      LEADERS CL IB
                                                                  ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                                   (141,582)           (1,953)          (34,805)
      Net realized gains (losses) on investments                        898,112           140,911           316,472
      Net change in unrealized appreciation (depreciation)           (1,077,250)         (759,869)         (291,165)
                                                                  ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations        (320,720)         (620,911)           (9,498)
                                                                  ------------------------------------------------------------------

Contract transactions (notes 3 and 6)
      Contract purchase payments                                      6,130,809           168,340           467,092
      Contract terminations, withdrawal payments and charges         (1,849,866)         (396,838)         (861,753)
      Actuarial adjustments for mortality experience on
             annuities in payment period                                     (1)              306                --
      Annuity benefit payments                                             (577)           (1,813)               --
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets from contract transactions          4,280,365          (230,005)         (394,661)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets                                     3,959,645          (850,916)         (404,159)

Net assets at the beginning of year or period                         6,823,296         3,234,571         2,061,657
                                                                  ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                              10,782,941         2,383,655         1,657,498
                                                                  ==================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                                   (243,766)           (1,720)          (23,681)
      Net realized gains (losses) on investments                      2,320,635            94,542           314,673
      Net change in unrealized appreciation (depreciation)            2,161,586           445,091           273,996
                                                                  ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations       4,238,455           537,913           564,988
                                                                  ------------------------------------------------------------------

Contract transactions (notes 3 and 6)
      Contract purchase payments                                      5,312,610            77,205           377,198
      Contract terminations, withdrawal payments and charges         (2,083,877)         (319,768)         (493,274)
      Actuarial adjustments for mortality experience on
             annuities in payment period                                     --               331                --
      Annuity benefit payments                                             (611)           (1,601)               --
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets from contract transactions          3,228,122          (243,833)         (116,076)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets                                     7,466,577           294,080           448,912

Net assets at the beginning of year                                  10,782,941         2,383,655         1,657,498
                                                                  ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                        18,249,518         2,677,735         2,106,410
                                                                  ==================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  47

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                     Statements of Changes in Net Assets

              Years or Periods ended December 31, 2019 and 2018

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                  ------------------------------------------------------------------

                                                                       SFT CORE          SFT DYNAMIC        SFT GOVT
                                                                       BOND CL 2           MGD VOL        MONEY MARKET
                                                                  ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                             $       (2,719,202)       (5,551,467)           (39,074)
      Net realized gains (losses) on investments                          8,274,015         1,758,901                 --
      Net change in unrealized appreciation (depreciation)               (9,521,795)      (14,045,976)                --
                                                                  ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations          (3,966,982)      (17,838,542)           (39,074)
                                                                  ------------------------------------------------------------------

Contract transactions (notes 3 and 6)
      Contract purchase payments                                         59,011,721        62,907,007         29,705,043
      Contract terminations, withdrawal payments and charges            (25,012,683)       (4,935,705)       (23,416,918)
      Actuarial adjustments for mortality experience on
             annuities in payment period                                     12,368               137             (1,040)
      Annuity benefit payments                                             (110,727)             (991)           (12,235)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets from contract transactions             33,900,679        57,970,448          6,274,850
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets                                        29,933,697        40,131,906          6,235,776

Net assets at the beginning of year or period                           201,040,540       359,634,207         26,102,416
                                                                  ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                          $      230,974,237       399,766,113         32,338,192
                                                                  ==================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                             $       (3,196,245)       (6,779,924)            57,594
      Net realized gains (losses) on investments                          9,275,804         3,000,271                 --
      Net change in unrealized appreciation (depreciation)               10,661,350        85,368,718                 --
                                                                  ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations          16,740,909        81,589,065             57,594
                                                                  ------------------------------------------------------------------

Contract transactions (notes 3 and 6)
      Contract purchase payments                                         11,885,517        82,584,367         13,261,181
      Contract terminations, withdrawal payments and charges            (23,258,373)       (7,402,732)       (19,232,014)
      Actuarial adjustments for mortality experience on
             annuities in payment period                                     15,437               222              1,841
      Annuity benefit payments                                             (131,755)           (1,340)            (6,099)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets from contract transactions            (11,489,174)       75,180,517         (5,975,091)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets                                         5,251,735       156,769,582         (5,917,497)

Net assets at the beginning of year                                     230,974,237       399,766,113         32,338,192
                                                                  ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                    $      236,225,972       556,535,695         26,420,695
                                                                  ==================================================================

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                  ------------------------------------------------------------------

                                                                   SFT INDEX 400    SFT INDEX 500      SFT INTL BOND
                                                                      MC CL 2           CL 2               CL 2
                                                                  ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                                    (901,809)       (2,297,969)       (1,086,160)
      Net realized gains (losses) on investments                       8,436,617        17,372,594         2,788,322
      Net change in unrealized appreciation (depreciation)           (16,688,595)      (26,715,342)       (1,767,918)
                                                                  ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations       (9,153,787)      (11,640,717)          (65,756)
                                                                  ------------------------------------------------------------------

Contract transactions (notes 3 and 6)
      Contract purchase payments                                       2,899,157         9,628,170         4,452,000
      Contract terminations, withdrawal payments and charges         (11,292,028)      (21,631,288)       (7,797,861)
      Actuarial adjustments for mortality experience on
             annuities in payment period                                   7,911           217,482            (9,601)
      Annuity benefit payments                                           (39,882)       (5,692,966)          (24,298)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets from contract transactions          (8,424,842)      (17,478,602)       (3,379,760)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets                                    (17,578,629)      (29,119,319)       (3,445,516)

Net assets at the beginning of year or period                         82,763,344       226,207,756        81,162,393
                                                                  ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                               65,184,715       197,088,437        77,716,877
                                                                  ==================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                                    (809,806)       (2,270,059)       (1,034,503)
      Net realized gains (losses) on investments                       6,918,212        15,211,242         2,106,033
      Net change in unrealized appreciation (depreciation)             9,289,909        44,370,152          (796,803)
                                                                  ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations       15,398,315        57,311,335           274,727
                                                                  ------------------------------------------------------------------

Contract transactions (notes 3 and 6)
      Contract purchase payments                                       4,250,970        11,653,437         3,742,679
      Contract terminations, withdrawal payments and charges          (9,858,892)      (16,707,273)       (7,870,098)
      Actuarial adjustments for mortality experience on
             annuities in payment period                                   7,752            33,937               866
      Annuity benefit payments                                           (35,354)       (5,463,001)          (27,880)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets from contract transactions          (5,635,524)      (10,482,900)       (4,154,433)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets                                      9,762,791        46,828,435        (3,879,706)

Net assets at the beginning of year                                   65,184,715       197,088,437        77,716,877
                                                                  ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                         74,947,506       243,916,872        73,837,171
                                                                  ==================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  48

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                     Statements of Changes in Net Assets

              Years or Periods ended December 31, 2019 and 2018

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                  ------------------------------------------------------------------

                                                                        SFT IVY         SFT IVY SMALL     SFT MGD VOL
                                                                        GROWTH           CAP GROWTH         EQUITY
                                                                  ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                             $       (2,682,854)         (742,491)       (3,985,978)
      Net realized gains (losses) on investments                         17,637,091         4,928,825         1,036,880
      Net change in unrealized appreciation (depreciation)              (10,689,740)       (6,387,694)      (15,898,867)
                                                                  ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations           4,264,497        (2,201,360)      (18,847,965)
                                                                  ------------------------------------------------------------------

Contract transactions (notes 3 and 6)
      Contract purchase payments                                          7,206,588         6,131,230        58,724,259
      Contract terminations, withdrawal payments and charges            (39,713,790)      (10,904,077)       (5,102,138)
      Actuarial adjustments for mortality experience on
             annuities in payment period                                      5,913           (28,701)              138
      Annuity benefit payments                                             (216,058)          (79,551)             (986)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets from contract transactions            (32,717,347)       (4,881,099)       53,621,273
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets                                       (28,452,850)       (7,082,459)       34,773,308

Net assets at the beginning of year or period                           204,971,656        54,659,481       256,150,263
                                                                  ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                          $      176,518,806        47,577,022       290,923,571
                                                                  ==================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                             $       (2,565,407)         (720,230)       (4,719,348)
      Net realized gains (losses) on investments                         16,867,710         5,225,559         1,826,178
      Net change in unrealized appreciation (depreciation)               43,711,794         6,014,249        49,311,020
                                                                  ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations          58,014,097        10,519,578        46,417,850
                                                                  ------------------------------------------------------------------

Contract transactions (notes 3 and 6)
      Contract purchase payments                                          2,552,842         7,624,257        48,972,615
      Contract terminations, withdrawal payments and charges            (32,051,898)      (11,151,311)       (7,124,788)
      Actuarial adjustments for mortality experience on
             annuities in payment period                                      7,273            11,628               214
      Annuity benefit payments                                             (250,261)          (69,763)           (1,296)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets from contract transactions            (29,742,044)       (3,585,189)       41,846,745
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets                                        28,272,053         6,934,389        88,264,595

Net assets at the beginning of year                                     176,518,806        47,577,022       290,923,571
                                                                  ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                    $      204,790,859        54,511,411       379,188,166
                                                                  ==================================================================

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                  ------------------------------------------------------------------

                                                                   SFT MORTGAGE     SFT REAL         SFT T. ROWE
                                                                     CL 2 (B)      ESTATE CL 2       PRICE VALUE
                                                                  ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                                    (679,497)       (998,474)      (1,731,533)
      Net realized gains (losses) on investments                       6,313,183       7,788,354        4,702,204
      Net change in unrealized appreciation (depreciation)            (7,068,704)    (11,435,926)     (15,971,322)
                                                                  ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations       (1,435,018)     (4,646,046)     (13,000,651)
                                                                  ------------------------------------------------------------------

Contract transactions (notes 3 and 6)
      Contract purchase payments                                       2,002,712       4,080,158        1,728,996
      Contract terminations, withdrawal payments and charges         (56,623,937)    (11,228,842)     (15,494,578)
      Actuarial adjustments for mortality experience on
             annuities in payment period                                  (1,954)        (12,846)           1,615
      Annuity benefit payments                                           (38,010)        (35,828)         (33,308)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets from contract transactions         (54,661,189)     (7,197,358)     (13,797,275)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets                                    (56,096,207)    (11,843,404)     (26,797,926)

Net assets at the beginning of year or period                         56,096,207      76,088,379      130,064,067
                                                                  ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                                       --      64,244,975      103,266,141
                                                                  ==================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                                          --        (965,038)      (1,577,887)
      Net realized gains (losses) on investments                              --       5,634,928        5,197,768
      Net change in unrealized appreciation (depreciation)                    --       9,480,197       20,160,796
                                                                  ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations               --      14,150,087       23,780,677
                                                                  ------------------------------------------------------------------

Contract transactions (notes 3 and 6)
      Contract purchase payments                                              --       2,249,976          895,282
      Contract terminations, withdrawal payments and charges                  --     (10,572,761)     (15,200,472)
      Actuarial adjustments for mortality experience on
             annuities in payment period                                      --           7,305            1,880
      Annuity benefit payments                                                --         (41,778)         (67,141)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets from contract transactions                  --      (8,357,258)     (14,370,451)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets                                             --       5,792,829        9,410,226

Net assets at the beginning of year                                           --      64,244,975      103,266,141
                                                                  ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                                 --      70,037,804      112,676,367
                                                                  ==================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  49

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                     Statements of Changes in Net Assets

              Years or Periods ended December 31, 2019 and 2018

                                                                               SEGREGATED SUB-ACCOUNTS*
                                                                  ------------------------------------------------------------------
                                                                          SFT
                                                                      WELLINGTON         TOPS MGD
                                                                      CORE EQUITY      RISK BAL ETF       TOPS MGD
                                                                         CL 2              CL 2         RISK FLEX ETF
                                                                  ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                             $         (627,854)          39,859          (297,684)
      Net realized gains (losses) on investments                          2,988,504        1,348,458           890,036
      Net change in unrealized appreciation (depreciation)               (3,611,981)      (2,984,678)      (10,668,812)
                                                                  ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations          (1,251,331)      (1,596,361)      (10,076,460)
                                                                  ------------------------------------------------------------------

Contract transactions (notes 3 and 6)
      Contract purchase payments                                          1,140,482        2,068,526        13,322,617
      Contract terminations, withdrawal payments and charges             (8,357,926)      (3,923,796)       (4,390,622)
      Actuarial adjustments for mortality experience on
             annuities in payment period                                     (1,990)              --                --
      Annuity benefit payments                                              (33,711)              --                --
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets from contract transactions             (7,253,145)      (1,855,270)        8,931,995
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets                                        (8,504,476)      (3,451,631)       (1,144,465)

Net assets at the beginning of year or period                            52,653,099       22,235,479       122,319,467
                                                                  ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                          $       44,148,623       18,783,848       121,175,002
                                                                  ==================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                             $         (594,790)         150,132           301,903
      Net realized gains (losses) on investments                          2,941,136          543,842         2,979,521
      Net change in unrealized appreciation (depreciation)               11,200,276        1,636,146        12,774,212
                                                                  ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations          13,546,622        2,330,120        16,055,636
                                                                  ------------------------------------------------------------------

Contract transactions (notes 3 and 6)
      Contract purchase payments                                          1,081,520          409,716        15,193,838
      Contract terminations, withdrawal payments and charges             (6,834,436)      (2,042,629)       (8,822,351)
      Actuarial adjustments for mortality experience on
             annuities in payment period                                      4,472               --                --
      Annuity benefit payments                                              (33,874)              --                --
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets from contract transactions             (5,782,318)      (1,632,913)        6,371,487
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets                                         7,764,304          697,207        22,427,123

Net assets at the beginning of year                                      44,148,623       18,783,848       121,175,002
                                                                  ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                    $       51,912,927       19,481,055       143,602,125
                                                                  ==================================================================

                                                                               SEGREGATED SUB-ACCOUNTS*
                                                                  ------------------------------------------------------------------
                                                                                    TOPS MGD
                                                                    TOPS MGD        RISK MOD
                                                                   RISK GROWTH     GROWTH ETF
                                                                    ETF CL 2          CL 2
                                                                  ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                                     12,254           36,612
      Net realized gains (losses) on investments                      5,018,141        1,473,238
      Net change in unrealized appreciation (depreciation)          (13,536,475)      (3,699,555)
                                                                  ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations      (8,506,080)      (2,189,705)
                                                                  ------------------------------------------------------------------

Contract transactions (notes 3 and 6)
      Contract purchase payments                                      1,860,398        1,103,834
      Contract terminations, withdrawal payments and charges         (4,753,517)      (3,335,240)
      Actuarial adjustments for mortality experience on
             annuities in payment period                                     --               --
      Annuity benefit payments                                               --               --
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets from contract transactions         (2,893,119)      (2,231,406)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets                                   (11,399,199)      (4,421,111)

Net assets at the beginning of year or period                        86,636,462       27,330,150
                                                                  ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                              75,237,263       22,909,039
                                                                  ==================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                                    360,001          175,026
      Net realized gains (losses) on investments                      5,436,559        1,103,926
      Net change in unrealized appreciation (depreciation)            5,477,342        1,966,323
                                                                  ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations      11,273,902        3,245,275
                                                                  ------------------------------------------------------------------

Contract transactions (notes 3 and 6)
      Contract purchase payments                                      1,520,900          583,365
      Contract terminations, withdrawal payments and charges         (5,321,237)      (2,742,492)
      Actuarial adjustments for mortality experience on
             annuities in payment period                                     --               --
      Annuity benefit payments                                               --               --
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets from contract transactions         (3,800,337)      (2,159,127)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets                                     7,473,565        1,086,148

Net assets at the beginning of year                                  75,237,263       22,909,039
                                                                  ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                        82,710,828       23,995,187
                                                                  ==================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

(a) For the period from January 1, 2018 through November 2, 2018.
(b) For the period from January 1, 2018 through November 30, 2018.

  50

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

(1)     ORGANIZATION AND BASIS OF PRESENTATION

        The Variable Annuity Account (the Account) was established on September
        10, 1984 as a segregated asset account of Minnesota Life Insurance
        Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account currently offers twenty types of contracts consisting of ninety-three segregated sub-accounts to which contract owners may allocate their purchase payments. The financial statements presented herein include MultiOption Flex, MultiOption Single, and
        MultiOption Select (each of which has the same mortality and expense charges and unit value); MultiOption Classic and MultiOption Achiever
        (each of which has the same mortality and expense charges, administrative charges, and unit value); MegAnnuity; UMOA; MultiOption
        Advisor B, C, and L Class; Adjustable Income Annuity; MultiOption
        Legend; MultiOption Extra; MultiOption Guide B and L Series;
        MultiOption Advantage; Waddell & Reed Retirement Builder; Waddell &
        Reed Retirement Builder II B and L Series; and MOA Momentum. The
        Account's mortality and expense risk charge and administrative charge vary based on the contract and optional benefits that are issued. The differentiating features of the contracts are described in notes 2 and
        3 below.

        The assets of each segregated sub-account are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Contract owners allocate their variable annuity purchase payments to one or more of the ninety-three segregated sub-accounts. Such payments are then invested in shares of the following portfolios available under the policy (collectively, the
        Sub-accounts):

          -    AB VPS Dynamic Asset Allocation Portfolio - Class B Shares (AB
               VPS Dyn Asset Alloc Cl B)
          -    AB VPS International Value Portfolio - Class B Shares (AB VPS
               Intl Value Cl B)
          -    American Century Investments II VP Inflation Protection Fund -
               Class II Shares (Amer Century II VP Infl Pro Cl II)
          -    American Century Investments VP Income & Growth Fund - Class II
               Shares (Amer Century VP Inc & Growth Cl II)
          -    American Funds IS(R) Global Bond Fund - Class 2 Shares (Amer
               Funds IS Global Bond Cl 2)
          -    American Funds IS(R) Global Growth Fund - Class 2 Shares (Amer
               Funds IS Global Growth Cl 2)
          -    American Funds IS(R) Global Small Capitalization Fund - Class 2
               Shares (Amer Funds IS Global Small Cap Cl 2)
          -    American Funds IS(R) Growth Fund - Class 2 Shares (Amer Funds IS
               Growth Cl 2)
          -    American Funds IS(R) Growth-Income Fund - Class 2 Shares (Amer
               Funds IS Growth-Inc Cl 2)
          -    American Funds IS(R) International Fund - Class 2 Shares (Amer
               Funds IS Intl Cl 2)
          -    American Funds IS(R) New World Fund(R) - Class 2 Shares (Amer
               Funds IS New World Cl 2)
          -    American Funds IS(R) U.S. Government/AAA-Rated Securities Fund -
               Class 2 Shares (Amer Funds IS US Govt/AAA Cl 2)
          -    Fidelity(R) VIP Equity-Income Portfolio - Service Class 2
               (Fidelity VIP Equity-Income SC 2)
          -    Fidelity(R) VIP Mid Cap Portfolio - Service Class 2 (Fidelity
               VIP Mid Cap SC2)
          -    Franklin Templeton VIP Trust Franklin Mutual Shares VIP Fund
               Class 2 (Franklin Mutual Shs VIP Cl 2)
          -    Franklin Templeton VIP Trust Franklin Small Cap Value VIP Fund
               Class 2 (Franklin Small Cap Val VIP Cl 2)
          -    Franklin Templeton VIP Trust Franklin Small-Mid Cap Growth VIP
               Fund - Class 2 (Franklin Sm-Md Cap Gr VIP Cl 2)
          -    Franklin Templeton VIP Trust Templeton Developing Markets VIP
               Fund - Class 2 (Franklin Temp Dev Mkts VIP Cl 2)
          -    Goldman Sachs VIT Global Trends Allocation Fund - Service Shares
               (Goldman Sachs VIT Global Trends SS)
          -    Goldman Sachs VIT High Quality Floating Rate Fund - Service
               Shares (Goldman Sachs VIT HQ Flt Rt SS)
          -    Invesco Oppenheimer V.I. International Growth Fund - Series II
               Shares (Invesco Opphmr VI Intl Growth Sr II)
          -    Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series II
               Shares (Invesco Opphmr VI MS Sm Cap Sr II)
          -    Invesco V.I. American Value Fund - Series II Shares (Invesco VI
               American Value Sr II)
          -    Invesco V.I. Comstock Fund - Series II Shares (Invesco VI
               Comstock Sr II)
          -    Invesco V.I. Equity and Income Fund - Series II Shares (Invesco
               VI Equity & Inc Sr II)
          -    Invesco V.I. Growth and Income Fund - Series II Shares (Invesco
               VI Growth & Inc Sr II)
          -    Invesco V.I. Small Cap Equity Fund - Series II Shares (Invesco
               VI Sm Cap Equity Sr II)
          -    Ivy VIP - Asset Strategy Class II (Ivy VIP Asset Strategy Cl
               II)

  51

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

          -    Ivy VIP - Balanced Class II (Ivy VIP Balanced Cl II)
          -    Ivy VIP - Core Equity Class II (Ivy VIP Core Equity Cl II)
          -    Ivy VIP - Corporate Bond Class II (Ivy VIP Corporate Bond Cl
               II)
          -    Ivy VIP - Energy Class II (Ivy VIP Energy Cl II)
          -    Ivy VIP - Global Bond Class II (Ivy VIP Global Bond Cl II)
          -    Ivy VIP - Global Equity Income Class II (Ivy VIP Global Eq Inc
               Cl II)
          -    Ivy VIP - Global Growth Class II (Ivy VIP Global Growth Cl II)
          -    Ivy VIP - Government Money Market Class II (Ivy VIP Govt Money
               Market Cl II)
          -    Ivy VIP - Growth Class II (Ivy VIP Growth Cl II)
          -    Ivy VIP - High Income Class II (Ivy VIP High Income Cl II)
          -    Ivy VIP - International Core Equity Class II (Ivy VIP Intl Core
               Equity Cl II)
          -    Ivy VIP - Limited-Term Bond Class II (Ivy VIP Limited-Term Bond
               Cl II)
          -    Ivy VIP - Mid Cap Growth Class II (Ivy VIP Mid Cap Growth Cl
               II)
          -    Ivy VIP - Natural Resources Class II (Ivy VIP Natural Res Cl
               II)
          -    Ivy VIP - Pathfinder Aggressive Class II (Ivy VIP Path
               Aggressive Cl II)
          -    Ivy VIP - Pathfinder Conservative Class II (Ivy VIP Path Conserv
               Cl II)
          -    Ivy VIP - Pathfinder Moderate - Managed Volatility Class II (Ivy
               VIP Path Mod - MV Cl II)
          -    Ivy VIP - Pathfinder Moderate Class II (Ivy VIP Path Mod Cl
               II)
          -    Ivy VIP - Pathfinder Moderately Aggressive - Managed Volatility
               Class II (Ivy VIP Path Mod Aggr - MV Cl II)
          -    Ivy VIP - Pathfinder Moderately Aggressive Class II (Ivy VIP
               Path Mod Aggr Cl II)
          -    Ivy VIP - Pathfinder Moderately Conservative - Managed
               Volatility Class II (Ivy VIP Path Mod Cons - MV Cl II)
          -    Ivy VIP - Pathfinder Moderately Conservative Class II (Ivy VIP
               Path Mod Cons Cl II)
          -    Ivy VIP - Science and Technology Class II (Ivy VIP Science &
               Tech Cl II)
          -    Ivy VIP - Securian Real Estate Securities Class II (Ivy VIP
               Securian RE Sec Cl II)
          -    Ivy VIP - Small Cap Core Class II (Ivy VIP Small Cap Core Cl
               II)
          -    Ivy VIP - Small Cap Growth Class II (Ivy VIP Small Cap Growth Cl
               II)
          -    Ivy VIP - Value Class II (Ivy VIP Value Cl II)
          -    Janus Aspen Series - Janus Henderson Balanced Portfolio -
               Service Shares (Janus Henderson Balanced SS)
          -    Janus Aspen Series - Janus Henderson Flexible Bond - Service
               Shares (Janus Henderson Flexible Bond SS)
          -    Janus Aspen Series - Janus Henderson Forty Portfolio - Service
               Shares (Janus Henderson Forty SS)
          -    Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio -
               Service Shares (Janus Henderson Mid Cap Val SS)
          -    Janus Aspen Series - Janus Henderson Overseas Portfolio -
               Service Shares (Janus Henderson Overseas SS)
          -    Legg Mason Partners Variable Equity Trust - ClearBridge Variable
               Small Cap Growth Portfolio - Class II Shares (ClearBridge Sm Cap
               Growth Cl II)
          -    MFS(R) VIT - Mid Cap Growth Series - Service Class (MFS VIT -
               Mid Cap Growth Ser SC)
          -    MFS(R) VIT II - International Intrinsic Value Portfolio -
               Service Class (MFS VIT II - Intl Intrinsic Val SC)
          -    Morgan Stanley Variable Insurance Fund, Inc. - Morgan Stanley
               VIF Emerging Markets Equity Portfolio - Class II Shares
               (MorgStanley VIF Emg Mk Eq Cl 2)
          -    Morningstar Aggressive Growth ETF Asset Allocation Portfolio -
               Class II Shares (Morningstar Aggr Growth ETF Cl II)
          -    Morningstar Balanced ETF Asset Allocation Portfolio - Class II
               Shares (Morningstar Balanced ETF Cl II)
          -    Morningstar Conservative ETF Asset Allocation Portfolio - Class
               II Shares (Morningstar Conservative ETF Cl II)
          -    Morningstar Growth ETF Asset Allocation Portfolio - Class II
               Shares (Morningstar Growth ETF Cl II)
          -    Morningstar Income and Growth Asset Allocation Portfolio - Class
               II Shares (Morningstar Inc & Gro Asset All Cl II)
          -    Neuberger Berman Advisers Management Trust Sustainable Equity -
               S Class Shares (Neuberger Berman Sustain Eq S Cl)
          -    Northern Lights VT TOPS(R) Managed Risk Balanced ETF Portfolio -
               Class 2 Shares (TOPS Mgd Risk Bal ETF Cl 2)
          -    Northern Lights VT TOPS(R) Managed Risk Flex ETF Portfolio (TOPS
               Mgd Risk Flex ETF)
          -    Northern Lights VT TOPS(R) Managed Risk Growth ETF Portfolio -
               Class 2 Shares (TOPS Mgd Risk Growth ETF Cl 2)
          -    Northern Lights VT TOPS(R) Managed Risk Moderate Growth ETF
               Portfolio - Class 2 Shares (TOPS Mgd Risk Mod Growth ETF Cl 2)
          -    PIMCO VIT - PIMCO Global Diversified Allocation Portfolio
               Advisor Class Shares (PIMCO VIT Global Div Alloc Adv Cl)
          -    PIMCO VIT - PIMCO Low Duration Portfolio Advisor Class Shares
               (PIMCO VIT Low Duration Adv CL)
          -    PIMCO VIT - PIMCO Total Return Portfolio Advisor Class Shares
               (PIMCO VIT Total Return Adv Cl)
          -    Putnam VT Equity Income Fund - Class IB Shares (Putnam VT Equity
               Income Cl IB)

  52

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

         -     Putnam VT Growth Opportunities Fund - Class IB Shares (Putnam VT
               Growth Opp Cl IB)
         -     Putnam VT International Equity Fund - Class IB Shares (Putnam VT
               Intl Eq Cl IB)
         -     Putnam VT Sustainable Leaders Fund - Class IB Shares (Putnam VT
               Sustain Leaders Cl IB)
         -     Securian Funds Trust - SFT Core Bond Fund - Class 2 Shares (SFT
               Core Bond Cl 2)
         -     Securian Funds Trust - SFT Dynamic Managed Volatility Fund (SFT
               Dynamic Mgd Vol)
         -     Securian Funds Trust - SFT Government Money Market Fund (SFT
               Govt Money Market)
         -     Securian Funds Trust - SFT Index 400 Mid-Cap Fund - Class 2
               Shares (SFT Index 400 MC Cl 2)
         -     Securian Funds Trust - SFT Index 500 Fund - Class 2 Shares (SFT
               Index 500 Cl 2)
         -     Securian Funds Trust - SFT International Bond Fund - Class 2
               Shares (SFT Intl Bond Cl 2)
         -     Securian Funds Trust - SFT Ivy(SM) Growth Fund (SFT Ivy
               Growth)
         -     Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund (SFT
               Ivy Small Cap Growth)
         -     Securian Funds Trust - SFT Managed Volatility Equity Fund (SFT
               Mgd Vol Equity)
         -     Securian Funds Trust - SFT Real Estate Securities Fund - Class 2
               Shares (SFT Real Estate Cl 2)
         -     Securian Funds Trust - SFT T. Rowe Price Value Fund (SFT T. Rowe
               Price Value)
         -     Securian Funds Trust - SFT Wellington Core Equity Fund - Class 2
               Shares (SFT Wellington Core Equity Cl 2

        The Securian Funds Trust was organized by Minnesota Life as an investment vehicle for its variable annuity contracts and variable life policies. Each of the Sub-accounts is registered under the Investment
        Company Act of 1940 (as amended) as a diversified (except Securian
        Funds Trust - SFT International Bond Fund - Class 2 Shares, which is non-diversified), open-end management investment company.

        Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Securian Asset Management, Inc. (Securian AM) acts as the investment adviser for the Securian Funds Trust. Both Securian and
        Securian AM are affiliate companies of Minnesota Life.

        The following sub-accounts merged during 2018:

                       CLOSED PORTFOLIO                                   RECEIVING PORTFOLIO                     EFFECTIVE DATE
        ----------------------------------------------      ---------------------------------------------       ------------------

        Ivy VIP - Micro Cap Growth Class II                 Ivy VIP - Small Cap Growth Class II                 November 2, 2018

        Securian Funds Trust - SFT Mortgage Securities      Securian Funds Trust - SFT Core Bond Fund -         November 30, 2018
        Fund - Class 2 Shares                               Class 2 Shares

        The following sub-accounts had name changes during 2018 and 2019:

                        FORMER NAME                                       CURRENT NAME                      EFFECTIVE DATE
       --------------------------------------------------  ---------------------------------------------  -----------------

       Ivy VIP - Bond Class II                             Ivy VIP - Corporate Bond Class II                April 30, 2018

       Ivy VIP - Dividend Opportunities Class II           Ivy VIP - Global Equity Income Class II          April 30, 2018

       Putnam VT Multi-Cap Growth Fund - Class IB          Putnam VT Sustainable Leaders Fund - Class IB    April 30, 2018
       Shares                                              Shares

       Ivy VIP - Advantus Real Estate Securities Class II  Ivy VIP - Securian Real Estate Securities         May 1, 2018
                                                           Class II

       Neuberger Berman Advisers Management Trust          Neuberger Berman Advisers Management Trust        May 1, 2018
       Socially Responsive - S Class Shares                Sustainable Equity - S Class Shares

       Securian Funds Trust - SFT Advantus Bond            Securian Funds Trust - SFT Core Bond Fund -       May 1, 2018
       Fund - Class 2 Shares                               Class 2 Shares

  53

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                        FORMER NAME                                    CURRENT NAME                      EFFECTIVE DATE
       -----------------------------------------------  ----------------------------------------------  -----------------

       Securian Funds Trust - SFT Advantus Dynamic      Securian Funds Trust - SFT Dynamic Managed         May 1, 2018
       Managed Volatility Fund                          Volatility Fund

       Securian Funds Trust - SFT Advantus              Securian Funds Trust - SFT Government Money        May 1, 2018
       Government Money Market Fund                     Market Fund

       Securian Funds Trust - SFT Advantus Index 400    Securian Funds Trust - SFT Index 400 Mid-Cap       May 1, 2018
       Mid-Cap Fund - Class 2 Shares                    Fund - Class 2 Shares

       Securian Funds Trust - SFT Advantus Index 500    Securian Funds Trust - SFT Index 500 Fund -        May 1, 2018
       Fund - Class 2 Shares                            Class 2 Shares

       Securian Funds Trust - SFT Advantus              Securian Funds Trust - SFT International Bond      May 1, 2018
       International Bond Fund - Class 2 Shares         Fund - Class 2 Shares

       Securian Funds Trust - SFT Advantus Managed      Securian Funds Trust - SFT Managed Volatility      May 1, 2018
       Volatility Equity Fund                           Equity Fund

       Securian Funds Trust - SFT Advantus Mortgage     Securian Funds Trust - SFT Mortgage Securities     May 1, 2018
       Securities Fund - Class 2 Shares                 Fund - Class 2 Shares

       Securian Funds Trust - SFT Advantus Real Estate  Securian Funds Trust - SFT Real Estate             May 1, 2018
       Securities Fund - Class 2 Shares                 Securities Fund - Class 2 Shares

       Oppenheimer VA Funds - Oppenheimer               Invesco Oppenheimer V.I. International Growth     May 24, 2019
       International Growth Fund/VA Service Shares      Fund - Series II Shares

       Oppenheimer VA Funds - Oppenheimer Main          Invesco Oppenheimer V.I. Main Street Small        May 24, 2019
       Street Small Cap Fund(R)/VA Service Shares       Cap Fund - Series II Shares

       MFS(R) VIT II - International Value Portfolio -  MFS(R) VIT II - International Intrinsic Value      June 1, 2019
       Service Class                                    Portfolio - Service Class

(2)    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

       The Account and Sub-accounts are investment companies and follow accounting and reporting guidance under Financial Accounting Standards
       Board (FASB) Accounting Standards Codification (ASC) Topic 946,
       Financial Services - Investment Companies. The significant accounting policies followed consistently by the Account are as follows:

       (A)    USE OF ESTIMATES

              The preparation of financial statements in conformity with U.S.
              generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those
              estimates.

  54

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

       (B)   INVESTMENTS IN UNDERLYING FUNDS

             Investments in shares of the underlying funds are stated at fair value which is the net asset value per share as determined daily by each underlying fund. Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the first in first out (FIFO) basis.

             Realized gains (losses) on investments include realized gain distributions received from the respective underlying funds.
             Realized gain distributions are reinvested in the respective underlying funds.

             All dividend distributions received from the underlying funds are reinvested in additional shares of the underlying funds and are recorded by the sub accounts on the ex-dividend date. The
             underlying funds may utilize consent dividends to effectively distribute income for income tax purposes. The account "consents"
             to treat these amounts as dividend income for tax purposes although they are not paid by the underlying funds. Therefore, no dividend income is recorded in the Statements of Operations related to such consent dividends.

       (C)   FEDERAL INCOME TAXES

             The Account is treated as part of Minnesota Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Sub-account from the underlying funds. Any applicable taxes will be the responsibility of contract holders or beneficiaries upon termination or withdrawal.

       (D)   CONTRACTS IN ANNUITY PAYMENT PERIOD

             Annuity reserves are computed for currently payable contracts according to the mortality and assumed interest rate assumptions used to purchase the annuity income. If additional annuity reserves are required to support the liability, Minnesota Life reimburses the Account. If the reserves held are less than required, transfers may be made to Minnesota Life.

(3)    EXPENSES AND RELATED PARTY TRANSACTIONS

       (A)   MULTIOPTION FLEX/SINGLE/SELECT

             The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40% of the average daily net assets of the Account. This is charged through the daily unit value calculation. A contingent deferred sales charge may be imposed on a Multi-Option Flex or Single Annuity contract owner during the first ten years if a contract's accumulation value is withdrawn or surrendered. A seven year, per deposit, contingent deferred sales charge may be imposed on MultiOption Select contract owners if a contract's accumulation value is withdrawn or surrendered. For the years ended December 31, 2019 and 2018, contingent deferred sales charges totaled $2,013 and $7,600, respectively.

       (B)   MULTIOPTION CLASSIC/ACHIEVER

             The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25% of the average daily net assets of the Account. Under certain conditions, the charge

  55

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

             may be increased to 1.40% of the average daily net assets of the
             Account. This is charged through the daily unit value
             calculation.

             The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the
             Account. Under certain conditions, the charge may be increased to not more than 0.40% of the average daily net assets of the
             Account.

             A contingent deferred sales charge paid may be imposed on a
             MultiOption Classic contract owner during the first ten years if a contract's accumulation value is reduced by a withdrawal or surrender. A seven year, per deposit, contingent deferred sales charge may be imposed on a MultiOption Achiever contract owner if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2019 and 2018, contingent deferred sales charges totaled $7,145 and $7,746, respectively.

             Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0.00% to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2019 and 2018.

             Where allowed by law, Minnesota Life reserves the right to credit certain additional amounts, the "Wealthbuilder Credit", to certain
             MultiOption Achiever contracts in circumstances where large purchase payments are made to those contracts. Those amounts are obtained from the Minnesota Life General Account. Minnesota Life reserves the right to modify, suspend or terminate the
             Wealthbuilder Credit program at any time without notice.

       (C)   MULTIOPTION ADVISOR SERIES

             There are three classes of contracts offered under this
             registration statement - B Class, C Class, and L Class. The mortality and expense risk fee paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.05%, 1.40%, and
             1.35%, respectively, of the average daily net assets of the
             Account. This is charged through the daily unit value
             calculation.

             The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the
             Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments.
             Currently such taxes range from 0.00% to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2019 and
             2018.

             A contingent deferred sales charge may be imposed on a MultiOption
             Advisor B Class contract owner on a seven year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. A contingent deferred sales charge may be imposed on a
             MultiOption Advisor L Class contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender.

  56

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

             There is no contingent deferred sales charge applied to
             withdrawals or surrenders from a MultiOption C Class contract. For the years ended December 31, 2019 and 2018, contingent deferred sales charges for all MultiOption Advisor classes totaled $174,809 and $405,318, respectively.

             In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

       (D)   MEGANNUITY/UMOA

             The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the
             Account. Under certain conditions, the charge may be increased to not more than 0.35% of the average daily net assets of the
             Account. This is charged through the daily unit value
             calculation.

             Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0.00% to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2019 and 2018.

       (E)   ADJUSTABLE INCOME ANNUITY

             The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.80% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 1.40% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

             The administrative charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.15% of the average net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40% of the average daily net assets of the Account.

             Contract purchase payments for Adjustable Income Annuity are reflected net of the following charges paid Minnesota Life:

                 A sales charge up to 4.50%, depending upon the total amount of purchase payments, is deducted from each contract purchase payment. No sales charges were deducted from contract purchase payments for the years ended December 31, 2019 and 2018.

                 A risk charge up to 2.00% is deducted from each contract
                 purchase payment. No risk charges were deducted from contract purchase payments for the years ended December 31, 2019 and
                 2018.

  57

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                 A premium tax charge of up to 3.50% is deducted from each
                 contract purchase payment. No premium tax charges were
                 deducted from contract purchase payments for the years ended
                 December 31, 2019 and 2018.

       (F)   WADDELL & REED ADVISORS RETIREMENT BUILDER

             The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.10% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

             The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the
             Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments.
             Currently such taxes range from 0.00% to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2019 and
             2018.

             A contingent deferred sales charge may be imposed on a Waddell &
             Reed Advisors Retirement Builder contract owner on an eight year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31,
             2019 and 2018, contingent deferred sales charges totaled $367,231 and $385,521, respectively.

             In addition to the base contract, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

       (G)   MULTIOPTION LEGEND

             The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.50% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

             The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the
             Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments.
             Currently such taxes range from 0.00% to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2019 and
             2018.

             A contingent deferred sales charge may be imposed on a MultiOption
             Legend contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2019 and 2018, contingent deferred sales charges totaled $975 and $687,
             respectively.

             In addition to the base contract, optional death and living benefit riders are available. Some of these benefits have separate account charges that are computed daily and are equal, on an annual basis, to

  58

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

             0.15% to 0.50% of the average daily net assets of the Account.
             These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

       (H)   MULTIOPTION EXTRA

             The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.70% of the average daily net assets of the Account during the first nine contract years and 1.10% of the average daily net assets of the
             Account in contract years ten and later. This is charged through the daily unit value calculation.

             The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the
             Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments.
             Currently such taxes range from 0.00% to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2019 and
             2018.

             A contingent deferred sales charge may be imposed on a MultiOption
             Extra contract owner on an eight year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2019 and 2018, contingent deferred sales charges totaled $1,003,813 and $778,452, respectively.

             In addition to the base contract, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

       (I)   MULTIOPTION GUIDE SERIES

             There are two classes of contracts offered under this series - B
             Series and L Series. The mortality and expense risk fee paid to
             Minnesota Life is computed daily and is equal, on an annual basis, to 1.20% and 1.55%, respectively, of the average daily net assets of the Account. This is charged through the daily unit value calculation.

             The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the
             Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments.
             Currently such taxes range from 0.00% to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2019 and
             2018.

             A contingent deferred sales charge may be imposed on a MultiOption
             Guide B Series contract owner on a seven year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. A contingent deferred sales charge may be imposed on a
             MultiOption Guide L Series contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender.

  59

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

             For the years ended December 31, 2019 and 2018, contingent deferred sales charges totaled $1,864,391 and $1,351,319,
             respectively.

             In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. One of the benefits has a separate account charge that is computed daily which is equal, on an annual basis, to 0.25% of the average daily net assets of the Account. This is charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

       (J)   MULTIOPTION ADVANTAGE

             The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

             The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the
             Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments.
             Currently such taxes range from 0.00% to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2019 and
             2018.

             In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. The charges may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

       (K)   WADDELL & REED ADVISORS RETIREMENT BUILDER II

             There are two classes of contracts offered under this series - B
             Series and L Series. The mortality and expense risk fee paid to
             Minnesota Life is computed daily and is equal, on an annual basis, to 1.15% and 1.55%, respectively, of the average daily net assets of the Account. This is charged through the daily unit value calculation.

             The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the
             Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments.
             Currently such taxes range from 0.00% to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2019 and
             2018.

             A contingent deferred sales charge may be imposed on a Waddell &
             Reed Advisors Retirement Builder II - B Series contract owner on an eight year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. A contingent deferred sales charge may be imposed on a Waddell & Reed Advisors
             Retirement Builder II - L Series contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender.

             For the years ended December 31, 2019 and 2018, contingent deferred sales charges totaled $311,935 and $210,604,
             respectively.

  60

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

             In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. One of the benefits has a separate account charge that is computed daily which is equal, on an annual basis, to 0.25% of the average daily net assets of the Account. This is charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

       (L)   MULTIOPTION MOMENTUM

             The MultiOption Momentum product became effective on December 12,
             2019.

             The mortality and expense risk fee paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.85% of the average daily net assets of the Account.  This is charged through the daily unit value calculation.

             The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the
             Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments.
             Currently such taxes range from 0.00% to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the year ended December 31, 2019.

             A contingent deferred sales charge may be imposed on a MultiOption
             Momentum contract owner on a five year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the year ended December 31, 2019, no contingent deferred sales charges were collected.

             In addition to the base contract, optional riders are available as set forth in the product's prospectus. These benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

       (M)   OTHER

             To the extent the Account invests in the Securian Funds Trust, the
             Account indirectly incurs management fees that are payable to
             Securian AM. The advisory fee agreement with Securian Funds Trust provides for payments ranging from 0.15% to 0.85% of average daily net assets of each underlying fund. In addition, Securian Funds
             Trust has adopted a Rule 12b-1 distribution plan covering all of the underlying funds of Securian Funds Trust. Under the plan,
             Securian Funds Trust pays distribution fees up to 0.25% of average daily net assets of each underlying fund to Securian. Each of
             Securian Funds Trust's funds pays an annual fee ranging from 0.01%
             to 0.05% of net assets to State Street, Inc. for daily fund accounting services. Securian Funds Trust also pays an
             administrative services fee to Minnesota Life. To the extent the
             Account invests in nonaffiliated funds, the Account will also indirectly incur fees.

             On May 1, 2014, Minnesota Life and its affiliates undertook a substitution of certain underlying investments in a transaction approved by the SEC. As part of that transaction, Minnesota Life agreed to make a reduction in sub-account expenses to those contracts with assets allocated to specified funds on May 1, 2014, as follows:

             -   Securian Funds Trust - SFT T. Rowe Price Value Fund - Class 2
                 Shares - to the extent the fund's annual net operating
                 expenses exceed 0.98%, Minnesota Life has made a corresponding reduction

  61

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                  in sub-account expenses, until April 30, 2016, to those
                  contract owners whose sub-account invests in the fund.
             -    Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund -
                  Class 2 Shares - to the extent the fund's management fee
                  exceeds 0.83% on assets over $1 billion, Minnesota Life has made a corresponding reduction in sub-account expenses, until
                  September 30, 2016, to those contract owners whose
                  sub-account invests in the fund; and to the extent the fund's annual net operating expenses exceed 1.16%, Minnesota Life has made a corresponding reduction in sub-account expenses, until April 30, 2016, to those contract owners whose
                  sub-account invests in the fund.
             -    Securian Funds Trust - SFT Wellington Core Equity Fund -
                  Class 2 Shares - to the extent the fund's annual net
                  operating expenses exceeds 0.89% (Class 2 Shares) or 0.64%
                  (Class 1 Shares), Minnesota Life will make a corresponding reduction in sub-account expenses, for the life of each
                  contract outstanding on May 1, 2014, to those contract owners whose sub-account invests in the fund.

             These fee waivers are reported on the statements of operations as
             "Fees Waived" of the respective sub-account.

(4)    FAIR VALUE MEASUREMENT

       In accordance with FASB ASC Topic 820, Fair Value Measurement (FASB ASC
       820), fair value is defined as the price that the Account would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

       The fair value of the Account's financial assets has been determined using available market information as of December 31, 2019. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Account primarily uses the market approach which utilizes relevant information generated by market transactions involving identical or comparable assets or liabilities. When applying the market approach, the
       Account maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Account. Unobservable inputs reflect the Account's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

       The Account is required to categorize its financial assets recorded on the Statements of Assets, Liabilities, and Contract Owners' Equity
       according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety.

       The levels of fair value hierarchy are as follows:

             Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

             Level 2 - Fair value is based on other significant observable market-based inputs (including quoted prices for similar
             securities, interest rates, credit risk and prepayment speed).

  62

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

              Level 3 - Fair value is based on at least one or more significant unobservable inputs, which may include the Account's own
              assumptions in determining the fair value of investments.

        The Account uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level. Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Account will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

        As of December 31, 2019, all of the Account's investments are classified as Level 2 as the values are based upon reported net asset values provided by the fund managers. It has been determined that no transfers between levels occurred during the year. The characterization of the underlying securities held by the funds in accordance with the fair value measurement and disclosures topic of the ASC 820 differs from the characterization of an investment in the fund.

(5)     INVESTMENT TRANSACTIONS

        The aggregate cost of purchases and proceeds from sales of investments during the year ended December 31, 2019 were as follows:

              SUB-ACCOUNT                                            PURCHASES                   SALES
              ---------------------------------------             -------------             -------------

              AB VPS Dyn Asset Alloc Cl B                         $  14,153,773             $   6,966,278
              AB VPS Intl Value Cl B                                     42,855                   175,675
              Amer Century II VP Infl Pro Cl II                       3,227,213                 7,882,890
              Amer Century VP Inc & Growth Cl II                        592,773                   925,696
              Amer Funds IS Global Bond Cl 2                          1,538,860                 1,567,693
              Amer Funds IS Global Growth Cl 2                        2,784,390                 3,059,069
              Amer Funds IS Global Small Cap Cl 2                     2,643,835                 1,924,877
              Amer Funds IS Growth Cl 2                              17,134,339                 5,292,483
              Amer Funds IS Growth-Inc Cl 2                           6,896,359                 4,463,811
              Amer Funds IS Intl Cl 2                                 3,333,837                 3,376,390
              Amer Funds IS New World Cl 2                            2,652,617                 2,154,153
              Amer Funds IS US Govt/AAA Cl 2                          4,830,347                 3,259,114
              ClearBridge Sm Cap Growth Cl II                         2,744,403                 6,004,736
              Fidelity VIP Equity-Income SC 2                         6,491,289                 9,390,533
              Fidelity VIP Mid Cap SC2                                5,800,686                 4,851,201
              Franklin Mutual Shs VIP Cl 2                            1,066,743                 2,146,986
              Franklin Small Cap Val VIP Cl 2                         6,389,064                 3,192,922
              Franklin Sm-Md Cap Gr VIP Cl 2                          5,995,312                 4,602,290
              Franklin Temp Dev Mkts VIP Cl 2                         2,025,166                 4,624,214
              Goldman Sachs VIT Global Trends SS                     22,329,437                 5,226,298
              Goldman Sachs VIT HQ Flt Rt SS                          2,971,024                 4,079,760
              Invesco Opphmr VI Intl Growth Sr II                     3,223,763                 3,721,410
              Invesco Opphmr VI MS Sm Cap Sr II                         475,241                   772,309
              Invesco VI American Value Sr II                         2,805,956                 2,900,008
              Invesco VI Comstock Sr II                               9,757,190                 6,119,502
              Invesco VI Equity & Inc Sr II                           1,696,730                 1,464,019
              Invesco VI Growth & Inc Sr II                             851,502                 1,560,335
              Invesco VI Sm Cap Equity Sr II                          3,242,922                 2,296,953
              Ivy VIP Asset Strategy Cl II                            7,929,056                19,569,839
              Ivy VIP Balanced Cl II                                 11,505,607                13,518,338

  63

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

               SUB-ACCOUNT                                           PURCHASES                   SALES
               --------------------------------------              ------------              ------------

               Ivy VIP Core Equity Cl II                           $ 12,598,875              $ 14,006,258
               Ivy VIP Corporate Bond Cl II                           6,346,137                19,901,958
               Ivy VIP Energy Cl II                                     896,840                   799,538
               Ivy VIP Global Bond Cl II                                484,321                   769,632
               Ivy VIP Global Eq Inc Cl II                            5,227,415                 2,988,458
               Ivy VIP Global Growth Cl II                           38,683,197                 9,778,512
               Ivy VIP Govt Money Market Cl II                        3,056,869                 3,729,694
               Ivy VIP Growth Cl II                                  13,871,314                11,396,907
               Ivy VIP High Income Cl II                              6,978,941                10,600,869
               Ivy VIP Intl Core Equity Cl II                        17,191,882                17,800,164
               Ivy VIP Limited-Term Bond Cl II                        4,700,102                 5,037,058
               Ivy VIP Mid Cap Growth Cl II                          20,990,520                11,861,145
               Ivy VIP Natural Res Cl II                              5,051,976                 5,259,412
               Ivy VIP Path Aggressive Cl II                          1,926,279                 1,974,109
               Ivy VIP Path Conserv Cl II                             6,183,499                 6,418,015
               Ivy VIP Path Mod - MV Cl II                           49,467,045                21,444,951
               Ivy VIP Path Mod Aggr - MV Cl II                       9,670,320                 6,577,962
               Ivy VIP Path Mod Aggr Cl II                           24,352,045                36,883,085
               Ivy VIP Path Mod Cl II                                18,011,133                36,856,381
               Ivy VIP Path Mod Cons - MV Cl II                       5,795,961                 7,178,392
               Ivy VIP Path Mod Cons Cl II                            5,237,149                 9,924,756
               Ivy VIP Science & Tech Cl II                          20,252,326                14,624,905
               Ivy VIP Securian RE Sec Cl II                            330,254                 2,028,019
               Ivy VIP Small Cap Core Cl II                          13,076,867                 9,344,316
               Ivy VIP Small Cap Growth Cl II                         6,839,422                17,711,787
               Ivy VIP Value Cl II                                    6,010,195                11,457,883
               Janus Henderson Balanced SS                            5,741,105                 3,221,060
               Janus Henderson Flexible Bond SS                       3,605,262                 2,259,090
               Janus Henderson Forty SS                              14,800,757                 7,204,168
               Janus Henderson Mid Cap Val SS                         2,739,152                 2,866,340
               Janus Henderson Overseas SS                            1,572,334                 5,848,149
               MFS VIT - Mid Cap Growth Ser SC                        3,465,066                   631,808
               MFS VIT II - Intl Intrinsic Val SC                     2,463,338                 1,400,104
               MorgStanley VIF Emg Mk Eq Cl 2                         2,615,178                 2,638,283
               Morningstar Aggr Growth ETF Cl II                      1,904,104                 1,151,415
               Morningstar Balanced ETF Cl II                         3,096,623                 7,540,029
               Morningstar Conservative ETF Cl II                     4,620,950                 3,863,488
               Morningstar Growth ETF Cl II                           3,141,701                 4,842,132
               Morningstar Inc & Gro Asset All Cl II                  1,765,845                 3,422,524
               Neuberger Berman Sustain Eq S Cl                         518,504                   420,752
               PIMCO VIT Global Div Alloc Adv Cl                     26,172,975                 4,873,575
               PIMCO VIT Low Duration Adv CL                          5,763,872                 5,306,805
               PIMCO VIT Total Return Adv Cl                         12,089,115                17,638,602
               Putnam VT Equity Income Cl IB                          2,349,498                 2,267,454
               Putnam VT Growth Opp Cl IB                             7,108,680                 2,238,009
               Putnam VT Intl Eq Cl IB                                  111,093                   352,036
               Putnam VT Sustain Leaders Cl IB                          676,247                   522,852
               SFT Core Bond Cl 2                                    10,857,050                25,544,853
               SFT Dynamic Mgd Vol                                   77,422,147                 9,025,659
               SFT Govt Money Market                                 13,534,130                19,452,223
               SFT Index 400 MC Cl 2                                  4,074,889                10,520,710
               SFT Index 500 Cl 2                                    11,178,253                23,931,922

  64

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

              SUB-ACCOUNT                                         PURCHASES                  SALES
              -------------------------------------             ------------             -------------

              SFT Intl Bond Cl 2                                $  3,438,981             $  8,628,609
              SFT Ivy Growth                                       2,314,657               34,623,404
              SFT Ivy Small Cap Growth                             7,424,536               11,730,232
              SFT Mgd Vol Equity                                  45,474,325                8,349,930
              SFT Real Estate Cl 2                                 2,110,166               11,433,192
              SFT T. Rowe Price Value                                640,952               16,590,435
              SFT Wellington Core Equity Cl 2                      1,013,379                7,390,912
              TOPS Mgd Risk Bal ETF Cl 2                           1,348,321                2,277,445
              TOPS Mgd Risk Flex ETF                              18,702,167                9,580,484
              TOPS Mgd Risk Growth ETF Cl 2                        8,012,646                6,289,445
              TOPS Mgd Risk Mod Growth ETF Cl 2                    2,043,728                3,021,019

(6)     UNIT ACTIVITY FROM CONTRACT TRANSACTIONS

        Transactions in units for each segregated sub-account for the years or periods ended December 31, 2019 and 2018 were as follows:

                                     SEGREGATED SUB-ACCOUNTS
                                ----------------------------------------------------------------------------------------------------

                                  AB VPS DYN                    AMER CENTURY II      AMER CENTURY     AMER FUNDS IS
                                  ASSET ALLOC    AB VPS INTL      VP INFL PRO          VP INC &        GLOBAL BOND
                                     CL B        VALUE CL B          CL II           GROWTH CL II         CL 2
                                ----------------------------------------------------------------------------------------------------

Units outstanding at
  December 31, 2017             129,884,474       1,064,265       55,896,908           1,706,564       12,481,352
   Contract purchase payments    15,053,999         223,787        1,591,696             400,098        2,445,287
   Contract terminations,
    withdrawal payments
    and charges                  (4,148,634)       (190,366)      (7,357,974)           (518,544)      (3,965,486)
                                ----------------------------------------------------------------------------------------------------
Units outstanding at
  December 31, 2018             140,789,839       1,097,686       50,130,630           1,588,118       10,961,153
   Contract purchase payments    10,100,995          69,265        1,599,599              65,387        1,380,934
   Contract terminations,
    withdrawal payments
    and charges                  (5,226,515)       (290,026)      (5,778,577)           (316,155)      (1,452,898)
                                ----------------------------------------------------------------------------------------------------

Units outstanding at
  December 31, 2019             145,664,319         876,925       45,951,652           1,337,350       10,889,189
                                ====================================================================================================

                                     SEGREGATED SUB-ACCOUNTS
                                ----------------------------------------------------------------------------------------------------

                                 AMER FUNDS IS
                                 GLOBAL GROWTH
                                     CL 2
                                ----------------------------------------------------------------------------------------------------

Units outstanding at
  December 31, 2017                 8,510,494
   Contract purchase payments       1,962,259
   Contract terminations,
    withdrawal payments
    and charges                    (1,148,342)
                                ----------------------------------------------------------------------------------------------------
Units outstanding at
  December 31, 2018                 9,324,411
   Contract purchase payments         872,402
   Contract terminations,
    withdrawal payments
    and charges                    (1,492,804)
                                ----------------------------------------------------------------------------------------------------

Units outstanding at
  December 31, 2019                 8,704,009
                                ====================================================================================================

  65

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                                     SEGREGATED SUB-ACCOUNTS
                                ----------------------------------------------------------------------------------------------------

                                 AMER FUNDS IS                      AMER FUNDS IS
                                 GLOBAL SMALL     AMER FUNDS IS      GROWTH-INC       AMER FUNDS IS    AMER FUNDS IS
                                   CAP CL 2        GROWTH CL 2          CL 2            INTL CL 2     NEW WORLD CL 2
                                ----------------------------------------------------------------------------------------------------

Units outstanding at
  December 31, 2017                8,081,844       23,982,641       14,681,074         13,816,082       10,293,485
   Contract purchase payments      1,627,396        6,561,998        1,741,596          2,007,720        2,443,638
   Contract terminations,
    withdrawal payments
    and charges                     (561,422)      (2,496,620)      (2,010,029)        (1,508,801)      (1,311,933)
                                ----------------------------------------------------------------------------------------------------
Units outstanding at
  December 31, 2018                9,147,818       28,048,019       14,412,641         14,315,001       11,425,190
   Contract purchase payments      1,164,569        4,431,974        1,492,211          1,961,285        1,642,406
   Contract terminations,
    withdrawal payments
    and charges                   (1,183,474)      (2,174,420)      (1,904,603)        (2,349,494)      (1,610,197)
                                ----------------------------------------------------------------------------------------------------

Units outstanding at
  December 31, 2019                9,128,913       30,305,573       14,000,249         13,926,792       11,457,399
                                ====================================================================================================

                                     SEGREGATED SUB-ACCOUNTS
                                  --------------------------------------------------------------------------------------------------

                                  AMER FUNDS IS
                                   US GOVT/AAA
                                      CL 2
                                  --------------------------------------------------------------------------------------------------

Units outstanding at
  December 31, 2017                12,580,937
   Contract purchase payments       1,560,321
   Contract terminations,
    withdrawal payments
    and charges                    (2,435,154)
                                  --------------------------------------------------------------------------------------------------
Units outstanding at
  December 31, 2018                11,706,104
   Contract purchase payments       4,248,461
   Contract terminations,
    withdrawal payments
    and charges                    (2,952,058)
                                  --------------------------------------------------------------------------------------------------

Units outstanding at
  December 31, 2019                13,002,507
                                  ==================================================================================================

                                     SEGREGATED SUB-ACCOUNTS
                                  --------------------------------------------------------------------------------------------------

                                   CLEARBRIDGE    FIDELITY VIP                      FRANKLIN       FRANKLIN       FRANKLIN SM-
                                     SM CAP       EQUITY-INCOME    FIDELITY VIP    MUTUAL SHS    SMALL CAP VAL      MD CAP GR
                                  GROWTH CL II        SC 2          MID CAP SC2     VIP CL 2       VIP CL 2         VIP CL 2
                                  --------------------------------------------------------------------------------------------------

Units outstanding at
  December 31, 2017                9,286,956       29,150,137       8,546,622       4,190,741     15,748,220        4,766,619
   Contract purchase payments      6,127,411          470,560         437,293          93,284      1,035,267          607,697
   Contract terminations,
    withdrawal payments
    and charges                   (2,963,587)      (4,313,613)     (1,148,318)       (709,972)    (1,341,098)        (800,874)
                                  --------------------------------------------------------------------------------------------------
Units outstanding at
  December 31, 2018               12,450,780       25,307,084       7,835,597       3,574,053     15,442,389        4,573,442
   Contract purchase payments        993,733          481,777         426,795          85,587        872,559        1,591,460
   Contract terminations,
    withdrawal payments
    and charges                   (4,095,063)      (3,283,859)     (1,014,826)       (814,084)    (1,625,156)      (1,709,667)
                                  --------------------------------------------------------------------------------------------------

Units outstanding at
  December 31, 2019                9,349,450       22,505,002       7,247,566       2,845,556     14,689,792        4,455,235
                                  ==================================================================================================

  66

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                                     SEGREGATED SUB-ACCOUNTS
                                    ------------------------------------------------------------------------------------------------                                   -------------------------------------------------------------------------------------------------

                                      FRANKLIN        GOLDMAN          GOLDMAN          INVESCO          INVESCO
                                      TEMP DEV         SACHS            SACHS          OPPHMR VI        OPPHMR VI        INVESCO VI
                                      MKTS VIP      VIT GLOBAL       VIT HQ FLT       INTL GROWTH         MS SM           AMERICAN
                                        CL 2         TRENDS SS          RT SS            SR II          CAP SR II        VALUE SR II
                                    ------------------------------------------------------------------------------------------------

Units outstanding at
  December 31, 2017                 10,013,524     120,952,473      38,287,569        11,538,292        1,995,195         5,878,078
   Contract purchase payments        1,005,851      16,674,031       5,713,710         1,328,080          121,952           374,993
   Contract terminations,
    withdrawal payments
    and charges                     (2,896,489)     (2,653,493)     (4,870,747)         (716,646)        (361,592)         (800,867)
                                    ------------------------------------------------------------------------------------------------
Units outstanding at
  December 31, 2018                  8,122,886     134,973,011      39,130,532        12,149,726        1,755,555         5,452,204
   Contract purchase payments          827,333      12,418,451       2,253,125           430,634          113,952         1,352,861
   Contract terminations,
    withdrawal payments
    and charges                     (1,789,930)     (4,180,637)     (3,638,980)       (1,080,645)        (388,316)       (1,711,564)
                                    ------------------------------------------------------------------------------------------------

Units outstanding at
  December 31, 2019                  7,160,289     143,210,825      37,744,677        11,499,715        1,481,191         5,093,501
                                    ================================================================================================

                                     SEGREGATED SUB-ACCOUNTS
                                    ------------------------------------------------------------------------------------------------

                                     INVESCO VI     INVESCO VI      INVESCO VI        INVESCO VI      IVY VIP ASSET       IVY VIP
                                      COMSTOCK     EQUITY & INC    GROWTH & INC         SM CAP          STRATEGY         BALANCED
                                        SR II          SR II           SR II         EQUITY SR II         CL II            CL II
                                    ------------------------------------------------------------------------------------------------

Units outstanding at
  December 31, 2017                 19,423,798       3,926,062       2,685,321        12,859,165       48,881,786        28,758,018
   Contract purchase payments          705,034         541,198          70,949           536,581          720,872           813,114
   Contract terminations,
    withdrawal payments
    and charges                     (1,926,967)       (301,721)       (483,874)       (1,817,846)      (7,850,485)       (4,575,371)
                                    ------------------------------------------------------------------------------------------------
Units outstanding at
  December 31, 2018                 18,201,865       4,165,539       2,272,396        11,577,900       41,752,173        24,995,761
   Contract purchase payments          773,213         508,470          47,669           659,398          277,056           545,434
   Contract terminations,
    withdrawal payments
    and charges                     (1,910,614)       (719,109)       (498,348)       (1,334,567)      (5,881,774)       (2,945,877)
                                    ------------------------------------------------------------------------------------------------

Units outstanding at
  December 31, 2019                 17,064,464       3,954,900       1,821,717        10,902,731       36,147,455        22,595,318
                                    ================================================================================================

  67

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                                     SEGREGATED SUB-ACCOUNTS
                                   -------------------------------------------------------------------------------------------------

                                                      IVY VIP         IVY VIP           IVY VIP          IVY VIP          IVY VIP
                                    IVY VIP CORE     CORPORATE        ENERGY            GLOBAL          GLOBAL EQ         GLOBAL
                                    EQUITY CL II    BOND CL II         CL II          BOND CL II        INC CL II      GROWTH CL II
                                   -------------------------------------------------------------------------------------------------

Units outstanding at
  December 31, 2017                 35,513,180      99,255,005       5,658,847         6,075,336        9,197,541        27,217,889
   Contract purchase payments          705,130       5,964,324         441,403           342,250          297,339         2,062,723
   Contract terminations,
    withdrawal payments
    and charges                     (5,162,364)    (12,300,443)     (1,375,206)         (682,398)      (1,340,314)       (5,774,917)
                                   -------------------------------------------------------------------------------------------------
Units outstanding at
  December 31, 2018                 31,055,946      92,918,886       4,725,044         5,735,188        8,154,566        23,505,695
   Contract purchase payments          768,504       2,203,015       1,293,029           257,265          140,896           439,957
   Contract terminations,
    withdrawal payments
    and charges                     (3,942,016)    (12,955,672)     (1,042,765)         (648,705)      (1,244,946)       (3,585,585)
                                   -------------------------------------------------------------------------------------------------

Units outstanding at
  December 31, 2019                 27,882,434      82,166,229       4,975,308         5,343,748        7,050,516        20,360,067
                                   =================================================================================================

                                     SEGREGATED SUB-ACCOUNTS
                                   -------------------------------------------------------------------------------------------------

                                                                                                                           IVY VIP
                                    IVY VIP GOVT      IVY VIP          IVY VIP          IVY VIP          IVY VIP          MICRO CAP
                                    MONEY MARKET      GROWTH         HIGH INCOME       INTL CORE      LIMITED-TERM         GROWTH
                                        CL II          CL II            CL II        EQUITY CL II      BOND CL II         CL II (A)
                                   -------------------------------------------------------------------------------------------------

Units outstanding at
  December 31, 2017                 10,306,425      20,176,873      61,836,490        51,104,758       41,053,792         9,953,073
   Contract purchase payments        3,871,080         219,614       3,548,510         2,326,272        3,373,684         2,474,305
   Contract terminations,
    withdrawal payments
    and charges                     (2,591,011)     (4,051,709)     (9,124,162)       (6,075,386)      (4,279,686)      (12,427,378)
                                   -------------------------------------------------------------------------------------------------
Units outstanding at
  December 31, 2018                 11,586,494      16,344,778      56,260,838        47,355,644       40,147,790                --
   Contract purchase payments        2,935,736         193,981       1,599,916         1,627,319        4,076,108                --
   Contract terminations,
    withdrawal payments
    and charges                     (3,676,530)     (3,002,480)     (6,328,723)       (6,009,142)      (4,635,628)               --
                                   -------------------------------------------------------------------------------------------------

Units outstanding at
  December 31, 2019                 10,845,700      13,536,279      51,532,031        42,973,821       39,588,270                --
                                   =================================================================================================

  68

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                                     SEGREGATED SUB-ACCOUNTS
                                  ---------------------------------------------------------------------------------------------

                                   IVY VIP MID      IVY VIP      IVY VIP PATH    IVY VIP PATH    IVY VIP PATH    IVY VIP PATH
                                   CAP GROWTH     NATURAL RES     AGGRESSIVE        CONSERV        MOD - MV       MOD AGGR -
                                      CL II          CL II           CL II           CL II           CL II         MV CL II
                                  ---------------------------------------------------------------------------------------------

Units outstanding at
  December 31, 2017               20,971,477      30,896,398     10,588,800       21,343,297     334,654,129      62,982,691
   Contract purchase payments      1,369,331       3,630,951        468,897        1,161,070      26,598,010       5,037,404
   Contract terminations,
    withdrawal payments
    and charges                   (3,896,736)     (4,653,764)    (2,007,089)      (4,144,465)    (10,258,027)     (5,711,086)
                                  ---------------------------------------------------------------------------------------------
Units outstanding at
  December 31, 2018               18,444,072      29,873,585      9,050,608       18,359,902     350,994,112      62,309,009
   Contract purchase payments      2,480,783       5,527,162        106,128        3,078,208      18,055,483       2,783,647
   Contract terminations,
    withdrawal payments
    and charges                   (2,934,614)     (5,524,248)    (1,013,577)      (4,255,786)    (14,272,762)     (4,644,582)
                                  ---------------------------------------------------------------------------------------------

Units outstanding at
  December 31, 2019               17,990,241      29,876,499      8,143,159       17,182,324     354,776,833      60,448,074
                                  =============================================================================================

                                     SEGREGATED SUB-ACCOUNTS
                                 ----------------------------------------------------------------------------------------------

                                  IVY VIP PATH                   IVY VIP PATH   IVY VIP PATH       IVY VIP        IVY VIP
                                    MOD AGGR      IVY VIP PATH    MOD CONS -      MOD CONS        SCIENCE &      SECURIAN
                                      CL II         MOD CL II      MV CL II         CL II        TECH CL II    RE SEC CL II
                                 ----------------------------------------------------------------------------------------------

Units outstanding at
  December 31, 2017              156,367,354      135,101,927     30,564,276      45,918,574     18,844,531       4,241,131
   Contract purchase payments      1,730,629        1,527,111      1,698,240         312,705      1,569,483         184,059
   Contract terminations,
    withdrawal payments
    and charges                  (25,929,987)     (20,910,083)    (3,240,405)     (7,256,857)    (4,062,424)       (952,481)
                                 ----------------------------------------------------------------------------------------------
Units outstanding at
  December 31, 2018              132,167,996      115,718,955     29,022,111      38,974,422     16,351,590       3,472,709
   Contract purchase payments         55,731           88,302      3,163,668         242,069      2,263,186          58,989
   Contract terminations,
    withdrawal payments
    and charges                  (20,509,740)     (21,690,987)    (5,719,917)     (6,015,259)    (2,653,500)       (694,099)
                                 ----------------------------------------------------------------------------------------------

Units outstanding at
  December 31, 2019              111,713,987       94,116,270     26,465,862      33,201,232     15,961,276       2,837,599
                                 ==============================================================================================

  69

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                                     SEGREGATED SUB-ACCOUNTS
                                   -------------------------------------------------------------------------------------------------

                                                                                                          JANUS
                                       IVY VIP        IVY VIP                            JANUS          HENDERSON           JANUS
                                      SMALL CAP      SMALL CAP         IVY VIP         HENDERSON        FLEXIBLE          HENDERSON
                                     CORE CL II    GROWTH CL II      VALUE CL II      BALANCED SS        BOND SS          FORTY SS
                                   -------------------------------------------------------------------------------------------------

Units outstanding at
  December 31, 2017                  19,223,253     12,699,244      31,763,857         9,024,860       20,678,489        15,201,681
   Contract purchase payments           785,622     12,344,007         638,275         1,423,904        2,354,183         2,820,648
   Contract terminations,
    withdrawal payments
    and charges                      (3,595,571)    (3,865,747)     (5,266,332)       (1,122,626)      (2,615,227)       (3,103,223)
                                   -------------------------------------------------------------------------------------------------
Units outstanding at
  December 31, 2018                  16,413,304     21,177,504      27,135,800         9,326,138       20,417,445        14,919,106
   Contract purchase payments           728,480        884,875         533,083         1,500,792        3,043,429         2,355,026
   Contract terminations,
    withdrawal payments
    and charges                      (2,450,099)    (4,656,953)     (3,797,053)         (982,831)      (2,094,253)       (1,860,289)
                                   -------------------------------------------------------------------------------------------------

Units outstanding at
  December 31, 2019                  14,691,685     17,405,426      23,871,830         9,844,099       21,366,621        15,413,843
                                   =================================================================================================

                                     SEGREGATED SUB-ACCOUNTS
                                  ---------------------------------------------------------------------------------------------

                                      JANUS          JANUS       MFS VIT -
                                    HENDERSON      HENDERSON      MID CAP      MFS VIT II -     MORGSTANLEY    MORNINGSTAR
                                   MID CAP VAL     OVERSEAS       GROWTH      INTL INTRINSIC    VIF EMG MK     AGGR GROWTH
                                       SS             SS          SER SC          VAL SC          EQ CL 2       ETF CL II
                                  ---------------------------------------------------------------------------------------------

Units outstanding at
  December 31, 2017               14,719,483      17,841,216       430,656      12,305,658      31,911,525       6,655,860
   Contract purchase payments        641,221         822,464       418,532       2,423,067       4,352,580         989,664
   Contract terminations,
    withdrawal payments
    and charges                   (1,274,094)     (3,028,284)     (297,049)     (1,049,463)     (5,224,993)       (894,948)
                                  ---------------------------------------------------------------------------------------------
Units outstanding at
  December 31, 2018               14,086,610      15,635,396       552,139      13,679,262      31,039,112       6,750,576
   Contract purchase payments        397,908         484,766       816,329       1,416,219       1,108,378       1,081,004
   Contract terminations,
    withdrawal payments
    and charges                   (1,497,919)     (2,254,607)     (169,224)     (1,045,018)     (3,111,429)       (800,569)
                                  ---------------------------------------------------------------------------------------------

Units outstanding at
  December 31, 2019               12,986,599      13,865,555     1,199,244      14,050,463      29,036,061       7,031,011
                                  =============================================================================================

  70

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                                     SEGREGATED SUB-ACCOUNTS
                                  ----------------------------------------------------------------------------------------------

                                                                                                   NEUBERGER
                                   MORNINGSTAR     MORNINGSTAR     MORNINGSTAR     MORNINGSTAR      BERMAN         PIMCO VIT
                                  BALANCED ETF    CONSERVATIVE       GROWTH         INC & GRO       SUSTAIN       GLOBAL DIV
                                      CL II         ETF CL II       ETF CL II    ASSET ALL CL II    EQ S CL      ALLOC ADV CL
                                  ----------------------------------------------------------------------------------------------

Units outstanding at
  December 31, 2017               45,724,499       11,613,311     18,788,815       21,624,118      2,096,421     112,211,435
   Contract purchase payments        555,087        1,959,088      2,186,830          931,536         85,912      24,357,203
   Contract terminations,
    withdrawal payments
    and charges                   (7,759,707)      (2,300,892)    (4,409,994)      (4,215,633)      (434,519)     (1,821,164)
                                  ----------------------------------------------------------------------------------------------
Units outstanding at
  December 31, 2018               38,519,879       11,271,507     16,565,651       18,340,021      1,747,814     134,747,474
   Contract purchase payments        938,461        3,428,654      1,391,501          663,869        185,541      18,560,809
   Contract terminations,
    withdrawal payments
    and charges                   (5,125,020)      (3,002,073)    (3,438,544)      (2,488,361)      (211,850)     (3,518,384)
                                  ----------------------------------------------------------------------------------------------

Units outstanding at
  December 31, 2019               34,333,320       11,698,088     14,518,608       16,515,529      1,721,505     149,789,899
                                  ----------------------------------------------------------------------------------------------

                                     SEGREGATED SUB-ACCOUNTS
                                  ----------------------------------------------------------------------------------------------

                                    PIMCO VIT       PIMCO VIT       PUTNAM VT       PUTNAM VT      PUTNAM VT       PUTNAM VT
                                  LOW DURATION    TOTAL RETURN    EQUITY INCOME    GROWTH OPP       INTL EQ         SUSTAIN
                                     ADV CL          ADV CL           CL IB           CL IB          CL IB       LEADERS CL IB
                                  ----------------------------------------------------------------------------------------------

Units outstanding at
  December 31, 2017               61,531,245      143,049,407       5,826,254       2,427,185      1,581,531         626,557
   Contract purchase payments      3,414,339        7,000,210         417,547       1,952,884         85,529         133,235
   Contract terminations,
    withdrawal payments
    and charges                   (7,892,006)     (15,739,416)       (756,940)       (611,799)      (204,034)       (239,561)
                                  ----------------------------------------------------------------------------------------------
Units outstanding at
  December 31, 2018               57,053,578      134,310,201       5,486,861       3,768,270      1,463,026         520,231
   Contract purchase payments      4,366,915        6,814,062         298,124       1,578,362         44,004          96,490
   Contract terminations,
    withdrawal payments
    and charges                   (4,755,798)     (13,580,390)       (756,754)       (636,669)      (172,262)       (126,094)
                                  ----------------------------------------------------------------------------------------------

Units outstanding at
  December 31, 2019               56,664,695      127,543,873       5,028,231       4,709,963      1,334,768         490,627
                                  ==============================================================================================

  71

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                                     SEGREGATED SUB-ACCOUNTS
                                   -------------------------------------------------------------------------------------------------

                                      SFT CORE          SFT          SFT GOVT             SFT              SFT               SFT
                                        BOND          DYNAMIC          MONEY           INDEX 400        INDEX 500         INTL BOND
                                        CL 2          MGD VOL         MARKET            MC CL 2           CL 2              CL 2
                                   -------------------------------------------------------------------------------------------------

Units outstanding at
  December 31, 2017                122,739,561     264,099,934      23,754,702        18,394,450       47,963,283        47,387,202
   Contract purchase payments       34,877,916      46,178,964      28,694,942           566,017        2,110,539         2,875,868
   Contract terminations,
    withdrawal payments
    and charges                    (15,840,800)     (4,263,966)    (22,959,195)       (2,566,387)      (6,307,267)       (4,983,035)
                                   -------------------------------------------------------------------------------------------------
Units outstanding at
  December 31, 2018                141,776,677     306,014,932      29,490,449        16,394,080       43,766,555        45,280,035
   Contract purchase payments        5,936,639      56,678,389      12,370,092           828,436        2,208,465         2,057,960
   Contract terminations,
    withdrawal payments
    and charges                    (13,543,031)     (5,795,590)    (17,999,590)       (2,142,729)      (4,126,333)       (4,789,621)
                                   -------------------------------------------------------------------------------------------------

Units outstanding at
  December 31, 2019                134,170,285     356,897,731      23,860,951        15,079,787       41,848,687        42,548,374
                                   =================================================================================================

                                     SEGREGATED SUB-ACCOUNTS
                                   -------------------------------------------------------------------------------------------------

                                                      SFT IVY                             SFT              SFT               SFT
                                       SFT IVY       SMALL CAP        SFT MGD          MORTGAGE        REAL ESTATE         T. ROWE
                                       GROWTH         GROWTH        VOL EQUITY         CL 2 (B)           CL 2           PRICE VALUE
                                   -------------------------------------------------------------------------------------------------

Units outstanding at
  December 31, 2017                 55,249,424      14,741,542     216,662,904        38,304,770       19,017,328        40,399,908
   Contract purchase payments        1,833,398       1,609,360      50,187,020         1,445,040        1,083,991           555,953
   Contract terminations,
    withdrawal payments
    and charges                    (10,744,620)     (2,874,894)     (4,877,044)      (39,749,810)      (2,894,248)       (4,958,553)
                                   -------------------------------------------------------------------------------------------------
Units outstanding at
  December 31, 2018                 46,338,202      13,476,008     261,972,880                --       17,207,071        35,997,308
   Contract purchase payments          494,987       2,188,683      40,639,071                --          445,221           281,124
   Contract terminations,
    withdrawal payments
    and charges                     (7,632,870)     (2,919,568)     (6,425,666)               --       (2,418,775)       (4,691,773)
                                   -------------------------------------------------------------------------------------------------

Units outstanding at
  December 31, 2019                 39,200,319      12,745,123     296,186,285                --       15,233,517        31,586,659
                                   =================================================================================================

  72

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                                                                    SEGREGATED SUB-ACCOUNTS
                                   --------------------------------------------------------------------------------

                                         SFT                                                            TOPS MGD
                                     WELLINGTON      TOPS MGD         TOPS MGD         TOPS MGD         RISK MOD
                                     CORE EQUITY     RISK BAL         RISK FLEX       RISK GROWTH        GROWTH
                                        CL 2         ETF CL 2            ETF           ETF CL 2         ETF CL 2
                                   --------------------------------------------------------------------------------

Units outstanding at
  December 31, 2017                  15,900,926     18,538,227     109,558,806        68,252,439       21,726,938
   Contract purchase payments           348,760      1,713,641      12,182,544         1,490,607          890,663
   Contract terminations,
    withdrawal payments
    and charges                      (2,395,413)    (3,383,130)     (4,312,994)       (4,017,139)      (2,750,489)
                                   --------------------------------------------------------------------------------
Units outstanding at
  December 31, 2018                  13,854,273     16,868,738     117,428,356        65,725,907       19,867,112
   Contract purchase payments           284,488        338,648      13,753,227         1,238,741          465,914
   Contract terminations,
    withdrawal payments
    and charges                      (1,803,152)    (1,750,645)     (8,248,703)       (4,504,820)      (2,224,628)
                                   --------------------------------------------------------------------------------

Units outstanding at
  December 31, 2019                  12,335,609     15,456,741     122,932,880        62,459,828       18,108,398
                                   ================================================================================

(a) For the period from January 1, 2018 through November 2, 2018.
(b) For the period from January 1, 2018 through November 30, 2018.

(7)      FINANCIAL HIGHLIGHTS

         A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios, and total returns for the years or periods ended December 31, 2019, 2018, 2017, 2016, and 2015 is as follows:

                                          AT DECEMBER 31                      FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                           ---------------------------------------------  ---------------------------------------------------

                                              UNIT FAIR                   INVESTMENT        EXPENSE         TOTAL RETURN
                                 UNITS      VALUE LOWEST                    INCOME       RATIO LOWEST          LOWEST
                              OUTSTANDING    TO HIGHEST      NET ASSETS     RATIO*       TO HIGHEST**       TO HIGHEST***
                           ---------------------------------------------  ---------------------------------------------------

AB VPS DYN ASSET ALLOC CL B

     2019                      145,664,319  $ 1.20 to 1.27  $  184,428,353      1.81%      1.20% to 2.00%     11.89% to 14.89%
     2018                      140,789,839    1.06 to 1.11     156,549,236      1.63%      1.20% to 2.10%    (10.06)% to (7.63)%
     2017                      129,884,474    1.15 to 1.21     157,768,208      1.80%      1.20% to 2.35%     11.01% to 13.98%
     2016                      123,375,511    1.03 to 1.08     132,664,227      0.60%      1.20% to 2.35%      0.37% to 2.75%
     2015                       98,241,805    1.02 to 1.05     103,428,549      0.72%      1.20% to 2.35%    (4.17)% to (2.48)%

AB VPS INTL VALUE CL B

    2019                           876,925    0.56 to 0.63        553,001       0.75%     1.20% to 2.10%     13.39% to 15.40%
    2018                         1,097,686    0.49 to 0.55        599,848       1.08%     1.20% to 2.10%   (25.23)% to (23.90)%
    2017                         1,064,265    0.66 to 0.72        764,257       2.11%     1.20% to 2.00%     21.47% to 23.61%
    2016                         1,326,000    0.52 to 0.58        770,341       1.09%     1.20% to 2.50%    (3.67)% to (1.98)%
    2015                         1,382,791    0.53 to 0.59        819,546       2.05%     1.20% to 2.50%     (0.58)% to 1.18%

  73

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                                          AT DECEMBER 31                      FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                           ---------------------------------------------  ---------------------------------------------------

                                              UNIT FAIR                   INVESTMENT        EXPENSE         TOTAL RETURN
                                 UNITS      VALUE LOWEST                    INCOME       RATIO LOWEST          LOWEST
                              OUTSTANDING    TO HIGHEST      NET ASSETS     RATIO*       TO HIGHEST**       TO HIGHEST***
                           ---------------------------------------------  ---------------------------------------------------

AMER CENTURY II VP INFL PRO CL II

    2019                        45,951,652  $ 1.12 to 1.31  $  60,231,050       2.30%     1.20% to 2.45%      5.74% to 8.58%
    2018                        50,130,630    1.03 to 1.22     61,064,953       2.79%     1.20% to 2.70%    (5.66)% to (3.11)%
    2017                        55,896,908    1.09 to 1.27     70,913,713       2.62%     1.20% to 2.70%      0.67% to 3.36%
    2016                        55,809,466    1.08 to 1.24     69,117,411       1.83%     1.20% to 2.70%      1.36% to 3.77%
    2015                        60,467,019    1.06 to 1.20     72,601,127       1.97%     1.20% to 2.70%    (5.30)% to (3.63)%

AMER CENTURY VP INC & GROWTH CL II

    2019                         1,337,350    1.91 to 3.16       4,155,920      1.80%      1.20% to 2.10%     20.15% to 22.27%
    2018                         1,588,118    1.57 to 2.58       4,045,863      1.65%      1.20% to 2.10%    (9.91)% to (8.31)%
    2017                         1,706,564    1.71 to 2.81       4,744,487      2.07%      1.20% to 2.35%     16.81% to 18.87%
    2016                         1,966,053    1.46 to 2.37       4,607,075      2.19%      1.20% to 2.35%      9.92% to 11.85%
    2015                         1,505,202    1.63 to 2.12       3,142,886      1.82%      1.20% to 2.35%    (8.68)% to (7.07)%

AMER FUNDS IS GLOBAL BOND CL 2

    2019                        10,889,189    0.95 to 1.13      11,564,262      1.59%      0.15% to 2.45%      4.64% to 7.61%
    2018                        10,961,153    0.90 to 1.05      10,926,825      1.92%      0.15% to 2.45%    (4.22)% to (1.48)%
    2017                        12,481,352    0.94 to 1.07      12,758,060      0.39%      0.15% to 2.45%      3.76% to 6.70%
    2016                         9,219,030    0.90 to 1.00       8,925,291      0.66%      0.15% to 2.45%     (0.26)% to 2.56%
    2015                         6,453,310    0.90 to 0.98       6,153,395      0.05%      0.15% to 2.45%    (6.85)% to (4.21)%

AMER FUNDS IS GLOBAL GROWTH CL 2

    2019                         8,704,009    1.97 to 2.48     18,794,037       1.11%     0.15% to 2.10%     31.35% to 35.07%
    2018                         9,324,411    1.48 to 1.83     15,052,153       0.71%     0.15% to 2.10%    (11.70)% to (9.18)%
    2017                         8,510,494    1.65 to 2.02     15,212,264       0.70%     0.15% to 2.20%     27.66% to 31.27%
    2016                         8,123,364    1.26 to 1.54     11,164,434       0.94%     0.15% to 2.50%     (2.30)% to 0.47%
    2015                         7,395,103    1.29 to 1.53     10,205,737       1.08%     0.15% to 2.50%      3.83% to 6.78%

AMER FUNDS IS GLOBAL SMALL CAP CL 2

    2019                         9,128,913    1.46 to 2.06     15,008,245       0.16%     0.15% to 2.45%     27.70% to 31.32%
    2018                         9,147,818    1.14 to 1.56     11,537,367       0.08%     0.15% to 2.45%   (13.16)% to (10.68)%
    2017                         8,081,844    1.28 to 1.75     11,531,864       0.43%     0.15% to 2.70%     22.25% to 25.71%
    2016                         7,033,452    1.06 to 1.39      8,074,827       0.27%     0.15% to 2.50%     (0.86)% to 1.95%
    2015                         5,816,934    1.06 to 1.37      6,624,674       0.00%     0.15% to 2.50%     (2.65)% to 0.12%

AMER FUNDS IS GROWTH CL 2

    2019                        30,305,573    2.32 to 2.57     77,887,903       0.77%     1.20% to 2.40%     26.97% to 30.38%
    2018                        28,048,019    1.80 to 1.99     55,787,811       0.46%     1.20% to 2.50%    (3.16)% to (0.55)%
    2017                        23,982,641    1.85 to 2.02     48,400,540       0.53%     1.20% to 2.50%     24.58% to 27.91%
    2016                        22,180,173    1.48 to 1.59     35,311,313       0.80%     1.20% to 2.50%      6.31% to 8.84%
    2015                        19,494,302    1.38 to 1.47     28,687,226       0.68%     1.20% to 2.50%      3.75% to 5.58%

AMER FUNDS IS GROWTH-INC CL 2

    2019                        14,000,249    2.20 to 2.45     34,345,982       1.71%     1.20% to 2.45%     22.47% to 25.76%
    2018                        14,412,641    1.79 to 1.97     28,369,512       1.41%     1.20% to 2.45%    (4.66)% to (2.08)%
    2017                        14,681,074    1.87 to 2.03     29,780,789       1.29%     1.20% to 2.45%     18.84% to 22.02%
    2016                        18,071,816    1.56 to 1.68     30,314,808       1.64%     1.20% to 2.45%      8.29% to 10.86%
    2015                        13,268,242    1.43 to 1.52     20,197,968       1.62%     1.20% to 2.50%     (1.49)% to 0.24%

  74

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                                          AT DECEMBER 31                      FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                           ---------------------------------------------  ---------------------------------------------------

                                              UNIT FAIR                   INVESTMENT        EXPENSE         TOTAL RETURN
                                 UNITS      VALUE LOWEST                    INCOME       RATIO LOWEST          LOWEST
                              OUTSTANDING    TO HIGHEST      NET ASSETS     RATIO*       TO HIGHEST**       TO HIGHEST***
                           ---------------------------------------------  ---------------------------------------------------

AMER FUNDS IS INTL CL 2

    2019                        13,926,792  $ 1.24 to 1.75  $  19,349,862       1.46%     0.15% to 2.40%     19.31% to 22.70%
    2018                        14,315,001    1.04 to 1.42     16,378,495       1.72%     0.15% to 2.40%   (15.67)% to (13.26)%
    2017                        13,816,082    1.20 to 1.64     18,460,055       1.28%     0.15% to 2.70%     28.32% to 31.95%
    2016                        14,209,167    0.93 to 1.24     14,498,583       1.38%     0.15% to 2.70%      0.53% to 3.38%
    2015                        14,409,869    0.92 to 1.20     14,363,362       1.55%     0.15% to 2.70%    (7.30)% to (4.67)%

AMER FUNDS IS NEW WORLD CL 2

    2019                        11,457,399    1.18 to 1.59      15,134,236      0.98%      0.15% to 2.45%     25.39% to 28.95%
    2018                        11,425,190    0.93 to 1.23      11,829,216      0.88%      0.15% to 2.45%   (16.55)% to (14.17)%
    2017                        10,293,485    1.09 to 1.43      12,575,951      0.94%      0.15% to 2.70%     25.69% to 29.25%
    2016                         9,834,097    0.88 to 1.11       9,352,789      0.87%      0.15% to 2.45%      2.21% to 5.10%
    2015                         7,991,772    0.86 to 1.06       7,289,640      0.59%      0.15% to 2.45%    (5.96)% to (3.29)%

AMER FUNDS IS US GOVT/AAA CL 2

    2019                       13,002,507     1.03 to 1.13     14,383,107      2.12%      0.15% to 2.00%      2.26% to 5.16%
    2018                       11,706,104     1.00 to 1.08     12,412,341      1.74%      0.15% to 2.00%     (2.21)% to 0.58%
    2017                       12,580,937     1.01 to 1.07     13,394,184      1.38%      0.15% to 2.00%     (1.36)% to 1.44%
    2016                       11,704,406     0.99 to 1.06     12,409,965      1.47%      0.15% to 2.45%     (1.75)% to 1.04%
    2015                        8,602,778     1.00 to 1.06      9,122,486      1.53%      0.15% to 2.45%     (1.36)% to 1.44%

CLEARBRIDGE SM CAP GROWTH CL II

    2019                         9,349,450    1.48 to 1.55     14,513,001       0.00%     1.20% to 2.20%      22.87% to 26.17%
    2018                        12,450,780    1.20 to 1.24     15,456,349       0.00%     1.20% to 2.20%       0.19% to 2.90%
    2017                         9,286,956    1.19 to 1.22     11,305,983       0.00%     1.20% to 2.20%      20.32% to 23.54%
    2016                         1,710,336    0.98 to 0.99      1,700,508       0.00%     1.20% to 2.20%       2.48% to 4.91%
    2015   (a)                     890,548    0.95 to 0.95        849,020       0.00%     1.20% to 2.10%     (5.76)% to (4.65)%

FIDELITY VIP EQUITY-INCOME SC 2

    2019                        22,505,002    1.70 to 3.31     65,428,148       1.78%     0.15% to 2.40%     23.41% to 26.92%
    2018                        25,307,084    1.36 to 2.61     58,618,917       1.97%     0.15% to 2.40%    (11.21)% to (8.67)%
    2017                        29,150,137    1.51 to 2.85     74,769,748       1.43%     0.15% to 2.50%      9.39% to 12.48%
    2016                        35,486,982    1.36 to 2.54     81,880,565       2.28%     0.15% to 2.50%     14.30% to 17.53%
    2015                        35,793,713    1.53 to 2.16     70,913,034       2.86%     0.15% to 2.50%    (7.02)% to (4.38)%

FIDELITY VIP MID CAP SC2

    2019                         7,247,566    1.95 to 6.19     34,926,761       0.67%     0.15% to 2.45%     19.59% to 22.99%
    2018                         7,835,597    1.60 to 5.03     31,043,856       0.40%     0.15% to 2.50%   (17.27)% to (14.90)%
    2017                         8,546,622    1.91 to 5.91     40,237,967       0.49%     0.15% to 2.50%     17.04% to 20.36%
    2016                         9,231,817    1.63 to 4.91     36,510,194       0.31%     0.15% to 2.50%      8.68% to 11.76%
    2015                        10,235,423    2.43 to 4.39     36,635,920       0.24%     0.15% to 2.50%    (4.49)% to (1.78)%

FRANKLIN MUTUAL SHS VIP CL 2

    2019                         2,845,556    1.59 to 2.79       7,854,993      1.70%      1.20% to 2.45%     19.01% to 21.11%
    2018                         3,574,053    1.31 to 2.30       8,153,119      2.35%      1.20% to 2.45%   (11.73)% to (10.16)%
    2017                         4,190,741    1.46 to 2.56      10,649,793      2.72%      1.20% to 2.45%      5.21% to 7.06%
    2016                         2,650,681    1.80 to 2.40       6,244,316      1.97%      1.20% to 2.45%     12.69% to 14.68%
    2015                         3,135,716    1.58 to 2.09       6,445,223      3.01%      1.20% to 2.50%    (7.70)% to (6.07)%

  75

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                                          AT DECEMBER 31                      FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                           ---------------------------------------------  ---------------------------------------------------

                                              UNIT FAIR                   INVESTMENT        EXPENSE         TOTAL RETURN
                                 UNITS      VALUE LOWEST                    INCOME       RATIO LOWEST          LOWEST
                              OUTSTANDING    TO HIGHEST      NET ASSETS     RATIO*       TO HIGHEST**       TO HIGHEST***
                           ---------------------------------------------  ---------------------------------------------------

FRANKLIN SMALL CAP VAL VIP CL 2

    2019                        14,689,792  $  1.72 to 2.01  $  29,457,156       1.06%     1.20% to 2.45%     22.68% to 25.97%
    2018                        15,442,389     1.36 to 1.61     24,804,342       0.89%     1.20% to 2.70%   (15.42)% to (13.14)%
    2017                        15,748,220     1.60 to 1.87     29,386,671       0.46%     1.20% to 2.70%      7.45% to 10.32%
    2016                        21,381,321     1.45 to 1.71     36,490,421       0.79%     1.20% to 2.95%     26.41% to 29.41%
    2015                        18,141,802     1.15 to 1.33     24,068,722       0.63%     1.20% to 2.95%    (10.08)% to (8.49)%

FRANKLIN SM-MD CAP GR VIP CL 2

    2019                         4,455,235    1.83 to 3.79      10,830,812      0.00%      0.15% to 2.45%     27.61% to 31.24%
    2018                         4,573,442    1.41 to 2.92       8,507,597      0.00%      0.15% to 2.45%    (8.14)% to (5.51)%
    2017                         4,766,619    1.51 to 3.12       9,497,577      0.00%      0.15% to 2.45%     17.88% to 21.22%
    2016                         5,252,793    1.26 to 2.60       8,851,759      0.00%      0.15% to 2.45%      1.15% to 4.01%
    2015                         6,223,230    1.23 to 2.53      10,189,765      0.00%      0.15% to 2.45%    (5.49)% to (2.80)%

FRANKLIN TEMP DEV MKTS VIP CL 2

    2019                         7,160,289    1.13 to 3.72     22,032,042       0.99%     0.15% to 2.45%     23.01% to 26.51%
    2018                         8,122,886    0.91 to 2.97     19,864,894       0.85%     0.15% to 2.50%   (18.26)% to (15.92)%
    2017                        10,013,524    1.09 to 3.57     29,191,896       0.98%     0.15% to 2.50%     36.34% to 40.20%
    2016                         9,834,949    0.79 to 2.57     21,167,985       0.80%     0.15% to 2.50%     14.04% to 17.26%
    2015                        10,479,753    1.12 to 2.22     19,589,327       2.01%     0.15% to 2.50%   (21.94)% to (19.72)%

GOLDMAN SACHS VIT GLOBAL TRENDS SS

    2019                       143,210,825    1.13 to 1.20    171,659,855       1.53%     1.20% to 2.15%      8.68% to 11.60%
    2018                       134,973,011    1.03 to 1.08    146,277,943       0.70%     1.20% to 2.15%    (7.13)% to (4.62)%
    2017                       120,952,473    1.10 to 1.15    138,687,440       0.31%     1.20% to 2.15%      9.83% to 12.77%
    2016                       114,933,333    0.99 to 1.03    117,911,955       0.31%     1.20% to 2.15%      1.31% to 3.72%
    2015                        97,516,000    0.98 to 1.00     97,038,369       0.11%     1.20% to 1.95%    (8.55)% to (6.94)%

GOLDMAN SACHS VIT HQ FLT RT SS

    2019                        37,744,677    0.94 to 1.06     40,073,356       2.08%     1.20% to 2.45%     (0.96)% to 1.70%
    2018                        39,130,532    0.95 to 1.05     41,216,580       1.89%     1.20% to 2.45%     (1.47)% to 1.19%
    2017                        38,287,569    0.95 to 1.05     40,213,342       1.27%     1.20% to 2.45%     (1.48)% to 1.16%
    2016                        37,151,922    0.96 to 1.05     38,919,618       1.00%     1.20% to 2.45%     (1.92)% to 0.41%
    2015                        36,212,613    0.98 to 1.05     38,011,013       0.44%     1.20% to 2.45%    (3.32)% to (1.61)%

INVESCO OPPHMR VI INTL GROWTH SR II

    2019                        11,499,715    1.37 to 3.54     40,362,306       0.71%     1.20% to 2.45%     24.23% to 27.57%
    2018                        12,149,726    1.09 to 2.81     33,738,689       0.58%     1.20% to 2.45%   (21.91)% to (19.79)%
    2017                        11,538,292    1.37 to 3.54     40,259,364       1.16%     1.20% to 2.45%     22.78% to 26.07%
    2016                        12,647,966    1.10 to 2.85     35,350,316       0.82%     1.20% to 2.45%    (5.54)% to (3.29)%
    2015                        12,397,949    1.92 to 2.97     36,036,841       0.91%     1.20% to 2.45%      0.11% to 1.88%

INVESCO OPPHMR VI MS SM CAP SR II

    2019                         1,481,191    1.80 to 2.10       3,111,459      0.00%      1.20% to 2.45%     22.47% to 24.63%
    2018                         1,755,555    1.46 to 1.69       2,958,865      0.06%      1.20% to 2.50%   (13.16)% to (11.61)%
    2017                         1,995,195    1.67 to 1.91       3,804,500      0.62%      1.20% to 2.50%     10.61% to 12.56%
    2016                         2,251,277    1.50 to 1.69       3,813,911      0.25%      1.20% to 2.50%     14.26% to 16.27%
    2015                         1,933,062    1.31 to 1.46       2,816,556      0.58%      1.20% to 2.50%    (8.83)% to (7.21)%

  76

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                                          AT DECEMBER 31                      FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                           ---------------------------------------------  ---------------------------------------------------

                                              UNIT FAIR                   INVESTMENT        EXPENSE         TOTAL RETURN
                                 UNITS      VALUE LOWEST                    INCOME       RATIO LOWEST          LOWEST
                              OUTSTANDING    TO HIGHEST      NET ASSETS     RATIO*       TO HIGHEST**       TO HIGHEST***
                           ---------------------------------------------  ---------------------------------------------------

INVESCO VI AMERICAN VALUE SR II

    2019                         5,093,501  $ 1.51 to 1.76  $   8,972,204       0.41%     1.20% to 2.45%     21.09% to 24.33%
    2018                         5,452,204    1.24 to 1.43      7,794,038       0.19%     1.20% to 2.45%   (15.41)% to (13.13)%
    2017                         5,878,078    1.42 to 1.66      9,760,708       0.60%     1.20% to 2.70%      6.50% to 9.35%
    2016                         6,023,777    1.33 to 1.53      9,229,462       0.12%     1.20% to 2.70%     11.88% to 14.53%
    2015                         5,628,822    1.19 to 1.35      7,575,022       0.01%     1.20% to 2.70%   (12.00)% to (10.44)%

INVESCO VI COMSTOCK SR II

    2019                        17,064,464    1.90 to 3.26     55,565,379       1.70%     1.20% to 2.45%     21.31% to 24.57%
    2018                        18,201,865    1.54 to 2.64     48,010,117       1.43%     1.20% to 2.45%   (14.93)% to (12.63)%
    2017                        19,423,798    1.78 to 3.05     59,173,015       2.05%     1.20% to 2.45%     14.17% to 17.22%
    2016                        19,290,413    1.54 to 2.62     50,583,685       1.34%     1.20% to 2.45%     13.60% to 16.29%
    2015                        21,375,781    1.71 to 2.27     48,489,273       1.66%     1.20% to 2.45%    (8.92)% to (7.31)%

INVESCO VI EQUITY & INC SR II

    2019                         3,954,900    1.52 to 2.09       8,230,525      2.31%      1.20% to 2.45%     16.52% to 19.65%
    2018                         4,165,539    1.28 to 1.76       7,310,864      2.01%      1.20% to 2.45%   (12.37)% to (10.00)%
    2017                         3,926,062    1.44 to 1.98       7,723,635      1.59%      1.20% to 2.45%      7.57% to 10.45%
    2016                         2,810,199    1.31 to 1.81       5,038,654      1.55%      1.20% to 2.25%     11.51% to 14.15%
    2015                         2,623,652    1.30 to 1.59       4,142,909      2.43%      1.20% to 2.25%    (5.42)% to (3.75)%

INVESCO VI GROWTH & INC SR II

    2019                         1,821,717    1.90 to 3.29       5,987,196      1.48%      1.20% to 2.10%     21.22% to 23.36%
    2018                         2,272,396    1.54 to 2.66       6,053,951      1.75%      1.20% to 2.10%   (16.12)% to (14.63)%
    2017                         2,685,321    1.81 to 3.12       8,379,934      1.25%      1.20% to 2.10%     10.73% to 12.68%
    2016                         3,277,045    1.61 to 2.77       9,075,732      0.82%      1.20% to 2.35%     15.97% to 18.01%
    2015                         1,223,875    1.79 to 2.35       2,872,050      2.41%      1.20% to 2.50%    (6.12)% to (4.47)%

INVESCO VI SM CAP EQUITY SR II

    2019                        10,902,731    1.47 to 1.72     18,710,744       0.00%     1.20% to 2.45%     22.65% to 25.94%
    2018                        11,577,900    1.16 to 1.37     15,918,876       0.00%     1.20% to 2.70%   (17.75)% to (15.53)%
    2017                        12,859,165    1.41 to 1.64     21,120,631       0.00%     1.20% to 2.70%     10.43% to 13.39%
    2016                        14,238,814    1.27 to 1.46     20,811,129       0.00%     1.20% to 2.70%      8.60% to 11.17%
    2015                        15,533,334    1.17 to 1.32     20,544,059       0.00%     1.20% to 2.70%    (8.48)% to (6.87)%

IVY VIP ASSET STRATEGY CL II

    2019                        36,147,455    1.13 to 3.42    120,535,009       2.05%     1.20% to 2.45%     18.24% to 21.41%
    2018                        41,752,173    0.95 to 2.84    115,710,335       1.76%     1.20% to 2.50%    (8.20)% to (5.72)%
    2017                        48,881,786    1.02 to 3.04    145,050,136       1.54%     1.20% to 2.50%     14.85% to 17.92%
    2016                        57,198,258    0.88 to 2.60    145,355,667       0.59%     1.20% to 2.70%    (5.39)% to (3.15)%
    2015                        67,358,063    0.92 to 2.71    178,007,763       0.36%     1.20% to 2.70%    (11.01)% to (9.44)%

IVY VIP BALANCED CL II

    2019                        22,595,318    1.41 to 10.89    99,693,740       1.74%     0.15% to 2.45%     18.54% to 21.91%
    2018                        24,995,761    1.18 to 8.94     91,752,882       1.58%     0.15% to 2.45%    (6.07)% to (3.39)%
    2017                        28,758,018    1.24 to 9.25    108,956,665       1.60%     0.15% to 2.45%      8.14% to 11.20%
    2016                        32,270,184    1.13 to 8.32    110,047,146       1.38%     0.15% to 2.35%     (0.93)% to 1.88%
    2015                        34,877,083    1.13 to 8.16    120,157,549       0.91%     0.15% to 2.35%    (3.22)% to (0.47)%

  77

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                                          AT DECEMBER 31                      FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                           ---------------------------------------------  --------------------------------------------------

                                              UNIT FAIR                   INVESTMENT        EXPENSE         TOTAL RETURN
                                 UNITS      VALUE LOWEST                    INCOME       RATIO LOWEST          LOWEST
                              OUTSTANDING    TO HIGHEST      NET ASSETS     RATIO*       TO HIGHEST**       TO HIGHEST***
                           ---------------------------------------------  --------------------------------------------------

IVY VIP CORE EQUITY CL II

    2019                        27,882,434  $ 1.71 to 3.99  $ 101,475,668       0.57%     0.15% to 2.45%     27.28% to 30.89%
    2018                        31,055,946    1.33 to 3.05     87,210,695       0.46%     0.15% to 2.45%    (7.30)% to (4.65)%
    2017                        35,513,180    1.42 to 3.20    105,701,928       0.44%     0.15% to 2.45%     17.25% to 20.57%
    2016                        39,782,237    1.20 to 2.65     99,292,010       0.45%     0.15% to 2.70%      0.73% to 3.58%
    2015                        42,301,761    1.18 to 2.57    102,974,780       0.35%     0.15% to 2.70%    (3.58)% to (0.84)%

IVY VIP CORPORATE BOND CL II

    2019                        82,166,229    1.12 to 1.51    123,702,342       2.80%     1.25% to 2.35%      9.57% to 10.78%
    2018                        92,918,886    1.02 to 1.36    126,271,968       2.13%     1.25% to 2.35%    (4.19)% to (3.13)%
    2017                        99,255,005    1.06 to 1.40    139,237,719       1.57%     1.25% to 2.35%      1.61% to 2.73%
    2016                        97,186,829    1.04 to 1.37    132,718,740       2.34%     1.25% to 2.35%      1.62% to 2.74%
    2015                       103,645,819    1.02 to 1.33    137,757,285       2.92%     1.25% to 2.35%    (2.13)% to (1.04)%

IVY VIP ENERGY CL II

    2019                         4,975,308    0.53 to 0.72      3,583,796       0.00%     1.25% to 2.35%      1.08% to 2.19%
    2018                         4,725,044    0.52 to 0.70      3,330,554       0.00%     1.25% to 2.35%   (35.68)% to (34.96)%
    2017                         5,658,847    0.81 to 1.08      6,132,622       0.77%     1.25% to 2.35%   (14.67)% to (13.73)%
    2016                         5,561,489    0.94 to 1.26      6,986,082       0.14%     1.25% to 2.35%     31.43% to 32.88%
    2015                         6,007,854    0.71 to 0.95      5,679,106       0.06%     1.25% to 2.35%   (23.95)% to (23.11)%

IVY VIP GLOBAL BOND CL II

    2019                         5,343,748    1.07 to 1.15       6,139,967      3.66%      1.25% to 2.10%      6.88% to 8.06%
    2018                         5,735,188    1.00 to 1.06       6,098,144      2.84%      1.25% to 2.10%    (2.51)% to (1.42)%
    2017                         6,075,336    1.02 to 1.08       6,553,101      2.75%      1.25% to 2.10%      1.85% to 2.98%
    2016                         6,418,348    1.00 to 1.05       6,722,983      3.57%      1.25% to 2.10%      4.56% to 5.71%
    2015                         6,759,875    0.95 to 0.99       6,698,183      3.70%      1.25% to 2.10%    (4.91)% to (3.86)%

IVY VIP GLOBAL EQ INC CL II

    2019                         7,050,516    1.46 to 2.45     17,299,866       2.83%     1.25% to 2.35%     20.29% to 21.62%
    2018                         8,154,566    1.21 to 2.02     16,451,615       1.66%     1.25% to 2.35%   (13.74)% to (12.78)%
    2017                         9,197,541    1.39 to 2.31     21,274,745       1.27%     1.25% to 2.35%     12.89% to 14.13%
    2016                        10,656,725    1.23 to 2.03     21,597,757       1.26%     1.25% to 2.35%      4.48% to 5.63%
    2015                        11,686,779    1.17 to 1.92     22,422,853       1.29%     1.25% to 2.35%    (4.33)% to (3.27)%

IVY VIP GLOBAL GROWTH CL II

    2019                        20,360,067    1.49 to 2.97     57,263,798       0.65%     1.20% to 2.45%     22.27% to 25.55%
    2018                        23,505,695    1.21 to 2.38     53,063,802       0.47%     1.20% to 2.45%    (9.01)% to (6.55)%
    2017                        27,217,889    1.31 to 2.57     66,215,059       0.05%     1.20% to 2.45%     20.92% to 24.15%
    2016                        31,623,038    1.07 to 2.09     62,464,755       0.22%     1.20% to 2.45%    (5.85)% to (3.62)%
    2015                        33,490,781    1.03 to 2.18     69,043,299       0.42%     1.20% to 2.70%      0.39% to 2.16%

IVY VIP GOVT MONEY MARKET CL II

    2019                        10,845,700    0.87 to 1.00     10,799,740       1.80%     1.25% to 2.10%     (0.54)% to 0.57%
    2018                        11,586,494    0.87 to 0.99     11,472,530       1.52%     1.25% to 2.10%     (0.84)% to 0.26%
    2017                        10,306,425    0.88 to 0.99     10,178,688       0.58%     1.25% to 2.10%    (1.74)% to (0.66)%
    2016                        10,552,171    0.89 to 0.99     10,490,486       0.12%     1.25% to 2.10%    (2.19)% to (1.11)%
    2015                        12,701,671    0.91 to 1.01     12,769,086       0.02%     1.25% to 2.10%    (2.30)% to (1.22)%

  78

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                                          AT DECEMBER 31                      FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                           ---------------------------------------------  --------------------------------------------------

                                              UNIT FAIR                   INVESTMENT        EXPENSE         TOTAL RETURN
                                 UNITS      VALUE LOWEST                    INCOME       RATIO LOWEST          LOWEST
                              OUTSTANDING    TO HIGHEST      NET ASSETS     RATIO*       TO HIGHEST**       TO HIGHEST***
                           ---------------------------------------------  --------------------------------------------------

IVY VIP GROWTH CL II

    2019                        13,536,279  $ 2.31 to 4.01  $  54,330,458       0.00%     1.25% to 2.35%     33.41% to 34.89%
    2018                        16,344,778    1.72 to 2.98     48,634,069       0.03%     0.15% to 2.35%     (0.11)% to 1.01%
    2017                        20,176,873    1.71 to 2.95     59,438,310       0.25%     0.15% to 2.35%     26.34% to 27.74%
    2016                        24,023,978    1.35 to 2.31     55,403,413       0.02%     0.15% to 2.35%    (1.12)% to (0.03)%
    2015                        26,869,223    1.35 to 2.31     61,983,332       0.11%     0.15% to 2.35%      4.68% to 5.84%

IVY VIP HIGH INCOME CL II

    2019                        51,532,031    1.14 to 2.44     76,894,647       6.56%     1.20% to 2.45%      7.96% to 10.86%
    2018                        56,260,838    1.05 to 2.22     77,346,530       6.27%     1.20% to 2.45%    (4.98)% to (2.41)%
    2017                        61,836,490    1.08 to 2.30     88,953,258       5.56%     1.20% to 2.70%      3.59% to 6.36%
    2016                        66,906,391    1.04 to 2.18     92,040,204       7.40%     1.20% to 2.95%     12.82% to 15.50%
    2015                        69,605,101    0.92 to 1.90     85,240,150       6.18%     1.20% to 2.95%    (9.22)% to (7.62)%

IVY VIP INTL CORE EQUITY CL II

    2019                        42,973,821    1.20 to 7.05    130,187,347       1.58%     0.15% to 2.45%     15.24% to 18.52%
    2018                        47,355,644    0.89 to 5.95    121,519,729       1.55%     0.15% to 2.70%   (20.22)% to (17.94)%
    2017                        51,104,758    1.11 to 7.25    161,570,566       1.41%     0.15% to 2.70%     19.59% to 22.97%
    2016                        58,407,766    0.90 to 5.89    150,580,435       1.38%     0.15% to 2.95%     (1.85)% to 0.93%
    2015                        63,849,455    0.92 to 5.84    164,116,138       1.29%     0.15% to 2.95%    (3.82)% to (1.09)%

IVY VIP LIMITED-TERM BOND CL II

    2019                        39,588,270    0.97 to 1.04     41,252,484       1.83%     1.25% to 2.10%      1.81% to 2.93%
    2018                        40,147,790    0.95 to 1.01     40,643,003       1.66%     1.25% to 2.10%    (1.57)% to (0.48)%
    2017                        41,053,792    0.96 to 1.02     41,759,776       1.56%     1.25% to 2.10%     (0.95)% to 0.15%
    2016                        39,002,161    0.97 to 1.02     39,615,179       1.48%     1.25% to 2.10%     (0.42)% to 0.68%
    2015                        37,007,768    0.97 to 1.01     37,336,399       1.52%     1.25% to 2.10%    (1.47)% to (0.38)%

IVY VIP MID CAP GROWTH CL II

    2019                        17,990,241    1.83 to 4.24     75,960,061       0.00%     1.20% to 2.45%     33.93% to 37.53%
    2018                        18,444,072    1.35 to 3.11     57,122,868       0.00%     1.20% to 2.50%    (2.98)% to (0.36)%
    2017                        20,971,477    1.38 to 3.15     65,783,331       0.00%     1.20% to 2.50%     23.22% to 26.52%
    2016                        24,100,613    1.11 to 2.51     60,308,547       0.00%     1.20% to 2.70%      3.04% to 5.48%
    2015                        25,882,239    1.06 to 2.39     61,788,557       0.00%     1.20% to 2.70%    (8.52)% to (6.90)%

IVY VIP NATURAL RES CL II

    2019                       29,876,499     0.48 to 0.93     27,705,370      0.96%      1.20% to 2.45%      6.28% to 9.13%
    2018                       29,873,585     0.44 to 0.86     25,614,572      0.30%      1.20% to 2.50%   (25.48)% to (23.46)%
    2017                       30,896,398     0.51 to 1.13     34,918,213      0.15%      1.20% to 2.70%     (0.02)% to 2.66%
    2016                       36,993,400     0.58 to 1.11     41,112,391      0.70%      1.20% to 2.50%     20.22% to 23.07%
    2015                       33,612,121     0.43 to 0.91     30,520,850      0.10%      1.20% to 2.70%   (24.65)% to (23.32)%

IVY VIP PATH AGGRESSIVE CL II

    2019                         8,143,159    1.56 to 1.93     15,688,116       2.75%     1.25% to 2.35%      20.37% to 21.71%
    2018                         9,050,608    1.29 to 1.58     14,326,252       1.83%     1.25% to 2.35%     (6.50)% to (5.46)%
    2017                        10,588,800    1.37 to 1.67     17,728,952       0.90%     1.25% to 2.35%      17.06% to 18.35%
    2016                        12,287,806    1.16 to 1.41     17,383,185       1.47%     1.25% to 2.10%       2.38% to 3.51%
    2015                        13,271,878    1.13 to 1.37     18,139,163       2.72%     1.25% to 2.10%     (1.99)% to (0.91)%

  79

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                                          AT DECEMBER 31                      FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                           ---------------------------------------------  --------------------------------------------------

                                              UNIT FAIR                   INVESTMENT        EXPENSE         TOTAL RETURN
                                 UNITS      VALUE LOWEST                    INCOME       RATIO LOWEST          LOWEST
                              OUTSTANDING    TO HIGHEST      NET ASSETS     RATIO*       TO HIGHEST**       TO HIGHEST***
                           ---------------------------------------------  --------------------------------------------------

IVY VIP PATH CONSERV CL II

    2019                        17,182,324  $ 1.31 to 1.52  $  26,124,046       2.00%     1.25% to 2.10%     11.99% to 13.23%
    2018                        18,359,902    1.15 to 1.34     24,651,926       1.14%     1.25% to 2.10%    (4.22)% to (3.15)%
    2017                        21,343,297    1.19 to 1.39     29,589,078       0.72%     1.25% to 2.10%      7.95% to 9.14%
    2016                        25,316,161    1.09 to 1.27     32,156,119       1.16%     1.25% to 2.10%      0.46% to 1.57%
    2015                        27,495,279    1.08 to 1.25     34,384,095       1.15%     1.25% to 2.10%    (1.88)% to (0.80)%

IVY VIP PATH MOD - MV CL II

    2019                      354,776,833     1.13 to 1.31    465,169,388      1.87%      0.30% to 1.90%     13.92% to 16.97%
    2018                      350,994,112     1.09 to 1.13    397,077,745      0.96%      1.20% to 1.90%    (6.81)% to (4.29)%
    2017                      334,654,129     1.16 to 1.19    399,263,202      0.45%      1.20% to 1.90%     10.50% to 13.46%
    2016                      325,186,838     1.04 to 1.06    345,138,193      0.57%      1.20% to 1.90%     (1.14)% to 1.21%
    2015                      252,688,811     1.04 to 1.06    266,681,466      0.00%      1.20% to 1.90%    (3.32)% to (1.61)%

IVY VIP PATH MOD AGGR - MV CL II

    2019                        60,448,074    1.30 to 1.36     82,011,572       2.05%     1.20% to 1.95%     15.83% to 18.94%
    2018                        62,309,009    1.11 to 1.15     71,739,910       1.30%     1.20% to 1.95%    (7.54)% to (5.04)%
    2017                        62,982,691    1.19 to 1.23     77,083,895       0.45%     1.20% to 1.95%     12.34% to 15.35%
    2016                        57,952,189    1.05 to 1.07     62,068,588       0.90%     1.20% to 1.95%     (0.61)% to 1.75%
    2015                        49,451,042    1.04 to 1.06     52,387,086       0.00%     1.20% to 1.95%    (3.59)% to (1.89)%

IVY VIP PATH MOD AGGR CL II

    2019                      111,713,987     1.48 to 1.80    201,110,945      2.71%      1.25% to 2.15%     18.58% to 19.89%
    2018                      132,167,996     1.24 to 1.50    198,449,344      1.76%      1.25% to 2.15%    (6.93)% to (5.90)%
    2017                      156,367,354     1.32 to 1.60    249,489,522      0.83%      1.25% to 2.35%     14.02% to 15.27%
    2016                      177,737,673     1.15 to 1.38    246,007,469      1.62%      1.25% to 2.35%      2.10% to 3.22%
    2015                      188,075,050     1.11 to 1.34    252,183,485      2.30%      1.25% to 2.35%    (2.26)% to (1.18)%

IVY VIP PATH MOD CL II

    2019                       94,116,270     1.41 to 1.70    160,434,570      2.61%      1.25% to 2.35%     16.29% to 17.57%
    2018                      115,718,955     1.19 to 1.45    167,766,421      1.40%      1.25% to 2.35%    (6.15)% to (5.10)%
    2017                      135,101,927     1.26 to 1.53    206,391,573      0.77%      1.25% to 2.35%     12.04% to 13.28%
    2016                      154,942,312     1.12 to 1.35    208,956,055      1.31%      1.25% to 2.35%      1.24% to 2.36%
    2015                      164,048,931     1.10 to 1.32    216,131,907      1.69%      1.25% to 2.35%    (2.01)% to (0.93)%

IVY VIP PATH MOD CONS - MV CL II

    2019                        26,465,862    1.18 to 1.25     33,027,532       1.74%     1.20% to 2.10%     11.55% to 14.55%
    2018                        29,022,111    1.05 to 1.10     31,917,372       0.91%     1.20% to 2.10%    (5.74)% to (3.19)%
    2017                        30,564,276    1.09 to 1.15     35,051,735       0.42%     1.20% to 2.35%      8.60% to 11.51%
    2016                        32,834,908    1.01 to 1.04     34,087,877       0.52%     1.20% to 2.10%     (1.73)% to 0.60%
    2015                        24,975,196    1.02 to 1.04     25,940,994       0.00%     1.20% to 2.00%    (3.41)% to (1.70)%

IVY VIP PATH MOD CONS CL II

    2019                        33,201,232    1.37 to 1.62     53,851,930       2.33%     1.25% to 1.90%     14.13% to 15.39%
    2018                        38,974,422    1.17 to 1.41     54,780,037       1.34%     1.25% to 1.90%    (4.94)% to (3.88)%
    2017                        45,918,574    1.22 to 1.46     67,144,721       0.82%     1.25% to 1.90%     10.15% to 11.37%
    2016                        53,685,982    1.10 to 1.31     70,486,377       1.30%     1.25% to 1.90%      0.71% to 1.82%
    2015                        57,293,113    1.09 to 1.29     73,874,734       1.48%     1.25% to 2.15%    (2.00)% to (0.92)%

  80

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                                          AT DECEMBER 31                      FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                           ---------------------------------------------  --------------------------------------------------

                                              UNIT FAIR                   INVESTMENT        EXPENSE         TOTAL RETURN
                                 UNITS      VALUE LOWEST                    INCOME       RATIO LOWEST          LOWEST
                              OUTSTANDING    TO HIGHEST      NET ASSETS     RATIO*       TO HIGHEST**       TO HIGHEST***
                           ---------------------------------------------  --------------------------------------------------

IVY VIP SCIENCE & TECH CL II

    2019                        15,961,276  $ 2.00 to 6.37  $  97,704,703       0.00%     1.20% to 2.45%     45.14% to 49.04%
    2018                        16,351,590    1.37 to 4.31     67,262,864       0.00%     1.20% to 2.50%    (8.01)% to (5.52)%
    2017                        18,844,531    1.47 to 4.60     82,723,518       0.00%     1.20% to 2.50%     28.29% to 31.72%
    2016                        18,586,995    1.13 to 3.53     61,890,871       0.00%     1.20% to 2.95%     (1.40)% to 0.94%
    2015                        21,292,766    1.14 to 3.52     70,869,765       0.00%     1.20% to 2.95%    (5.70)% to (4.04)%

IVY VIP SECURIAN RE SEC CL II

    2019                         2,837,599    1.62 to 2.95       8,389,224      1.60%      1.25% to 2.35%     21.54% to 22.88%
    2018                         3,472,709    1.33 to 2.40       8,354,176      1.61%      1.25% to 2.35%    (7.78)% to (6.75)%
    2017                         4,241,131    1.44 to 2.58      10,940,647      1.31%      1.25% to 2.35%      2.95% to 4.08%
    2016                         4,900,297    1.39 to 2.48      12,144,828      1.07%      1.25% to 2.35%      1.85% to 2.97%
    2015                         5,392,588    1.36 to 2.41      12,978,484      1.01%      1.25% to 2.35%      2.35% to 3.48%

IVY VIP SMALL CAP CORE CL II

    2019                        14,691,685    1.68 to 5.77     57,068,614       0.00%     0.15% to 2.40%     20.71% to 24.14%
    2018                        16,413,304    1.38 to 4.65     51,751,626       0.12%     0.15% to 2.45%   (13.11)% to (10.62)%
    2017                        19,223,253    1.57 to 5.20     68,325,880       0.00%     0.15% to 2.45%     10.43% to 13.56%
    2016                        20,276,203    1.40 to 4.58     63,332,625       0.39%     0.15% to 2.50%     25.14% to 28.69%
    2015                        22,295,254    1.10 to 3.56     53,459,734       0.09%     0.15% to 2.50%    (8.33)% to (5.73)%

IVY VIP SMALL CAP GROWTH CL II

    2019                       17,405,426     1.54 to 5.34     54,831,732      0.00%      0.15% to 2.40%     19.78% to 23.18%
    2018                       21,177,504     1.27 to 4.34     57,012,205      0.22%      0.15% to 2.40%     (6.35)% to 4.65%
    2017                       12,699,244     1.35 to 2.39     30,396,631      0.00%      0.15% to 2.35%     20.27% to 21.59%
    2016                       14,155,118     1.12 to 1.97     27,864,474      0.00%      0.15% to 2.35%      0.53% to 1.64%
    2015                       14,655,153     1.11 to 1.94     28,383,251      0.00%      0.15% to 2.35%     (0.48)% to 0.62%

IVY VIP VALUE CL II

    2019                        23,871,830    1.55 to 6.85     76,080,658       0.81%     0.15% to 2.45%     22.66% to 26.14%
    2018                        27,135,800    1.25 to 5.43     68,983,047       1.87%     0.15% to 2.45%    (9.95)% to (7.38)%
    2017                        31,763,857    1.38 to 5.87     87,254,181       1.41%     0.15% to 2.45%      9.23% to 12.33%
    2016                        36,424,021    1.25 to 5.22     89,435,653       1.24%     0.15% to 2.45%      7.92% to 10.97%
    2015                        42,247,025    1.14 to 4.71     94,101,042       0.77%     0.15% to 2.45%    (6.71)% to (4.06)%

JANUS HENDERSON BALANCED SS

    2019                         9,844,099    2.26 to 3.35     32,876,871       1.66%     1.20% to 2.45%      18.72% to 21.91%
    2018                         9,326,138    1.87 to 2.77     25,775,128       1.76%     1.20% to 2.45%      (2.50)% to 0.13%
    2017                         9,024,860    1.89 to 2.80     25,137,257       1.39%     1.20% to 2.45%      14.71% to 17.78%
    2016                         9,067,291    1.62 to 2.39     21,636,898       1.97%     1.20% to 2.50%       1.30% to 3.70%
    2015                         9,583,902    1.86 to 2.32     22,204,991       1.38%     1.20% to 2.50%     (2.51)% to (0.79)%

JANUS HENDERSON FLEXIBLE BOND SS

     2019                       21,366,621    1.00 to 1.06      22,729,347      2.87%      1.20% to 2.45%      6.10% to 8.95%
     2018                       20,417,445    0.94 to 0.99      20,115,566      2.65%      1.20% to 2.45%    (4.17)% to (1.58)%
     2017                       20,678,489    0.98 to 1.01      20,888,777      2.60%      1.20% to 2.45%      0.36% to 3.04%
     2016                       17,407,233    0.97 to 0.99      17,218,645      2.75%      1.20% to 2.45%     (0.74)% to 1.61%
     2015   (a)                  7,734,750    0.97 to 0.98       7,574,771      2.00%      1.20% to 2.45%    (3.21)% to (2.07)%

  81

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                                          AT DECEMBER 31                      FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                           ---------------------------------------------  --------------------------------------------------

                                              UNIT FAIR                   INVESTMENT        EXPENSE         TOTAL RETURN
                                 UNITS      VALUE LOWEST                    INCOME       RATIO LOWEST          LOWEST
                              OUTSTANDING    TO HIGHEST      NET ASSETS     RATIO*       TO HIGHEST**       TO HIGHEST***
                           ---------------------------------------------  --------------------------------------------------

JANUS HENDERSON FORTY SS

    2019                       15,413,843  $  2.83 to 5.44  $  67,796,481      0.02%      0.15% to 2.45%     32.87% to 36.65%
    2018                       14,919,106     2.10 to 4.02     47,350,206      0.00%      0.15% to 2.50%     (1.26)% to 1.57%
    2017                       15,201,681     2.09 to 4.00     47,031,761      0.00%      0.15% to 2.50%     26.23% to 29.80%
    2016                       15,136,316     1.63 to 3.11     35,727,688      0.00%      0.15% to 2.50%     (1.01)% to 1.79%
    2015                       17,310,280     1.62 to 3.09     41,255,223      0.00%      0.15% to 2.50%      8.68% to 11.77%

JANUS HENDERSON MID CAP VAL SS

    2019                        12,986,599    1.66 to 1.94     25,146,993       1.03%     1.20% to 2.45%     26.27% to 29.66%
    2018                        14,086,610    1.27 to 1.51     21,227,272       0.90%     1.20% to 2.70%   (16.34)% to (14.08)%
    2017                        14,719,483    1.52 to 1.77     26,050,350       0.64%     1.20% to 2.70%     10.34% to 13.29%
    2016                        15,742,168    1.37 to 1.58     24,812,857       0.91%     1.20% to 2.70%     15.32% to 18.06%
    2015                        16,837,754    1.19 to 1.34     22,615,507       1.04%     1.20% to 2.70%    (6.49)% to (4.84)%

JANUS HENDERSON OVERSEAS SS

    2019                        13,865,555    0.94 to 3.13     35,754,955       1.81%     0.15% to 2.40%     23.03% to 26.52%
    2018                        15,635,396    0.65 to 2.50     32,515,526       1.63%     0.15% to 2.70%   (17.62)% to (15.26)%
    2017                        17,841,216    0.78 to 2.98     44,286,927       1.58%     0.15% to 2.70%     27.02% to 30.61%
    2016                        21,022,162    0.62 to 2.30     40,773,291       4.73%     0.15% to 2.70%    (9.41)% to (6.85)%
    2015                        22,096,401    0.68 to 2.50     45,930,770       0.50%     0.15% to 2.70%    (11.46)% to (8.94)%

MFS VIT - MID CAP GROWTH SER SC

    2019                         1,199,244    2.46 to 3.89      4,577,359       0.00%     1.20% to 1.85%     34.26% to 36.63%
    2018                           552,139    1.80 to 2.85      1,507,880       0.00%     1.20% to 2.45%    (2.00)% to (0.26)%
    2017                           430,656    1.80 to 2.85      1,184,281       0.00%     1.20% to 2.45%     23.01% to 25.17%
    2016                           552,847    1.44 to 2.28      1,220,680       0.00%     1.20% to 2.45%      1.58% to 3.37%
    2015                           629,567    1.54 to 2.21      1,345,365       0.00%     1.20% to 2.45%      1.40% to 3.19%

MFS VIT II - INTL INTRINSIC VAL SC

     2019                       14,050,463    1.30 to 1.38      19,340,389      1.50%      1.20% to 2.45%     22.00% to 25.28%
     2018                       13,679,262    1.06 to 1.11      15,166,124      0.93%      1.20% to 2.45%   (12.36)% to (10.00)%
     2017                       12,305,658    1.20 to 1.24      15,296,339      1.33%      1.20% to 2.45%     23.14% to 26.44%
     2016                       11,042,915    0.97 to 0.99      10,954,082      1.32%      1.20% to 2.45%      0.83% to 3.22%
     2015   (a)                  4,482,304    0.96 to 0.97       4,333,292      1.76%      1.20% to 2.45%    (4.45)% to (3.32)%

MORGSTANLEY VIF EMG MK EQ CL 2

    2019                       29,036,061     0.74 to 0.86     24,982,458      1.01%      1.20% to 2.45%     16.04% to 19.16%
    2018                       31,039,112     0.62 to 0.73     22,614,907      0.40%      1.20% to 2.70%   (19.93)% to (17.76)%
    2017                       31,911,525     0.77 to 0.89     28,529,833      0.72%      1.20% to 2.70%     31.15% to 34.66%
    2016                       34,534,482     0.58 to 0.67     23,134,251      0.44%      1.20% to 2.70%      3.53% to 5.99%
    2015                       35,523,730     0.56 to 0.64     22,587,299      0.75%      1.20% to 2.70%   (13.31)% to (11.77)%

MORNINGSTAR AGGR GROWTH ETF CL II

    2019                         7,031,011    1.24 to 1.45      10,196,536      1.64%      1.20% to 2.45%     18.62% to 21.80%
    2018                         6,750,576    1.04 to 1.20       8,110,131      1.38%      1.20% to 2.50%    (11.98)% to (9.60)%
    2017                         6,655,860    1.17 to 1.34       8,926,035      1.24%      1.20% to 2.50%     16.33% to 19.44%
    2016                         6,882,709    1.01 to 1.13       7,797,544      1.39%      1.20% to 2.50%      7.99% to 10.55%
    2015                         6,850,584    0.93 to 1.03       7,062,789      1.25%      1.20% to 2.50%    (5.66)% to (3.99)%

  82

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                                          AT DECEMBER 31                      FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                           ---------------------------------------------  --------------------------------------------------

                                              UNIT FAIR                   INVESTMENT        EXPENSE         TOTAL RETURN
                                 UNITS      VALUE LOWEST                    INCOME       RATIO LOWEST          LOWEST
                              OUTSTANDING    TO HIGHEST      NET ASSETS     RATIO*       TO HIGHEST**       TO HIGHEST***
                           ---------------------------------------------  --------------------------------------------------

MORNINGSTAR BALANCED ETF CL II

    2019                        34,333,320  $ 1.30 to 1.44  $  49,288,530       1.92%     1.20% to 2.00%     12.88% to 15.91%
    2018                        38,519,879    1.08 to 1.25     48,139,152       1.75%     1.20% to 2.50%    (8.97)% to (6.51)%
    2017                        45,724,499    1.18 to 1.35     61,682,019       1.59%     1.20% to 2.50%     10.05% to 12.99%
    2016                        50,255,127    1.07 to 1.20     60,540,310       1.70%     1.20% to 2.50%      5.33% to 7.83%
    2015                        52,527,736    1.01 to 1.12     59,036,007       1.38%     1.20% to 2.50%    (5.06)% to (3.39)%

MORNINGSTAR CONSERVATIVE ETF CL II

    2019                        11,698,088    1.13 to 1.27     14,876,264       2.05%     1.20% to 2.20%      6.34% to 9.20%
    2018                        11,271,507    1.05 to 1.18     13,244,959       2.05%     1.20% to 2.20%    (5.22)% to (2.66)%
    2017                        11,613,311    1.08 to 1.22     14,147,149       1.79%     1.20% to 2.35%      3.12% to 5.88%
    2016                        12,458,678    1.04 to 1.16     14,462,534       1.59%     1.20% to 2.35%      1.58% to 3.98%
    2015                        12,052,785    1.01 to 1.12     13,536,028       1.06%     1.20% to 2.45%    (4.08)% to (2.39)%

MORNINGSTAR GROWTH ETF CL II

    2019                        14,518,608    1.31 to 1.46     21,235,422       1.78%     1.20% to 2.10%     16.29% to 19.41%
    2018                        16,565,651    1.12 to 1.24     20,474,389       1.53%     1.20% to 2.10%    (10.73)% to (8.32)%
    2017                        18,788,815    1.19 to 1.36     25,558,702       1.37%     1.20% to 2.50%      13.9% to 16.95%
    2016                        20,442,662    1.04 to 1.17     23,992,487       1.46%     1.20% to 2.50%      6.52% to 9.04%
    2015                        21,581,129    0.96 to 1.08     23,367,932       1.24%     1.20% to 2.70%    (5.35)% to (3.68)%

MORNINGSTAR INC & GRO ASSET ALL CL II

    2019                        16,515,529    1.08 to 1.35     22,260,876       2.01%     0.30% to 2.15%      9.62% to 12.56%
    2018                        18,340,021    1.05 to 1.21     22,159,095       1.92%     1.20% to 2.45%    (7.05)% to (4.54)%
    2017                        21,624,118    1.10 to 1.28     27,617,957       1.70%     1.20% to 2.70%      6.75% to 9.61%
    2016                        23,869,555    1.02 to 1.18     28,063,068       1.67%     1.20% to 2.70%      3.29% to 5.74%
    2015                        25,346,743    0.99 to 1.12     28,351,506       1.36%     1.20% to 2.70%    (4.54)% to (2.85)%

NEUBERGER BERMAN SUSTAIN EQ S CL

    2019                         1,721,505    1.73 to 2.01       3,464,194      0.28%      1.20% to 2.45%     21.93% to 25.20%
    2018                         1,747,814    1.41 to 1.62       2,834,559      0.19%      1.20% to 2.45%    (8.69)% to (6.22)%
    2017                         2,096,421    1.54 to 1.74       3,658,325      0.35%      1.20% to 2.45%     14.69% to 17.75%
    2016                         2,168,983    1.33 to 1.50       3,243,199      0.55%      1.20% to 2.45%      6.46% to 8.99%
    2015                         1,585,733    1.25 to 1.38       2,188,683      0.38%      1.20% to 2.45%    (3.48)% to (1.78)%

PIMCO VIT GLOBAL DIV ALLOC ADV CL

    2019                       149,789,899    1.11 to 1.35    202,186,895       2.66%     0.30% to 2.10%     18.08% to 21.25%
    2018                       134,747,474    1.07 to 1.12    151,362,006       1.89%     1.20% to 2.10%    (11.72)% to (9.33)%
    2017                       112,211,435    1.20 to 1.25    140,288,360       3.03%     1.20% to 2.10%     13.47% to 16.51%
    2016                        93,653,096    1.05 to 1.08    101,402,853       1.72%     1.20% to 2.10%      4.52% to 7.00%
    2015                        75,440,235    0.99 to 1.02     76,801,335       3.14%     1.20% to 2.10%    (8.30)% to (6.68)%

PIMCO VIT LOW DURATION ADV CL

    2019                        56,664,695    0.93 to 1.05     59,510,246       2.66%     1.20% to 2.45%      0.90% to 3.61%
    2018                        57,053,578    0.92 to 1.02     58,353,182       1.80%     1.20% to 2.45%    (2.69)% to (0.06)%
    2017                        61,531,245    0.94 to 1.03     63,542,253       1.24%     1.20% to 2.45%     (1.69)% to 0.95%
    2016                        59,945,472    0.95 to 1.03     61,878,612       1.39%     1.20% to 2.45%     (1.63)% to 0.70%
    2015                        61,548,950    0.96 to 1.03     63,470,761       3.32%     1.20% to 2.45%    (2.70)% to (0.98)%

  83

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                                          AT DECEMBER 31                      FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                           ---------------------------------------------  --------------------------------------------------

                                              UNIT FAIR                   INVESTMENT        EXPENSE         TOTAL RETURN
                                 UNITS      VALUE LOWEST                    INCOME       RATIO LOWEST          LOWEST
                              OUTSTANDING    TO HIGHEST      NET ASSETS     RATIO*       TO HIGHEST**       TO HIGHEST***
                           ---------------------------------------------  --------------------------------------------------

PIMCO VIT TOTAL RETURN ADV CL

    2019                      127,543,873  $  1.10 to 1.25  $ 158,775,019      2.91%      1.20% to 2.45%      5.11% to 7.93%
    2018                      134,310,201     1.04 to 1.16    156,325,287      2.44%      1.20% to 2.45%    (3.53)% to (0.93)%
    2017                      143,049,407     1.06 to 1.19    169,591,427      1.92%      1.20% to 2.70%       1.78% to 4.5%
    2016                      138,377,473     1.04 to 1.14    158,406,411      1.98%      1.20% to 2.70%     (0.39)% to 1.97%
    2015                      147,656,574     1.04 to 1.13    166,770,221      4.84%      1.20% to 2.70%    (2.57)% to (0.85)%

PUTNAM VT EQUITY INCOME CL IB

    2019                         5,028,231    1.84 to 3.14      15,631,670      2.03%      1.20% to 2.45%     26.62% to 30.01%
    2018                         5,486,861    1.43 to 2.43      13,227,854      0.70%      1.20% to 2.45%    (11.16)% to (8.76)%
    2017                         5,826,254    1.59 to 2.69      15,544,063      0.85%      1.20% to 2.45%     15.33% to 18.42%
    2016                         2,371,963    1.38 to 2.29       5,355,987      1.86%      1.20% to 2.20%     10.35% to 12.29%
    2015                         2,401,574    1.60 to 2.04       4,834,224      1.67%      1.20% to 2.20%    (5.86)% to (4.20)%

PUTNAM VT GROWTH OPP CL IB (B)

    2019                         4,709,963    2.79 to 3.90      18,249,518      0.12%      1.20% to 2.45%     32.77% to 36.33%
    2018                         3,768,270    2.09 to 2.88      10,782,941      0.00%      1.20% to 2.45%     (0.61)% to 2.07%
    2017                         2,427,185    2.09 to 2.85       6,823,296      0.11%      1.20% to 2.45%     27.11% to 30.51%
    2016                         1,738,684    1.64 to 2.20       3,760,565      1.28%      1.20% to 2.45%     (0.39)% to 1.97%
    2015                         3,328,112    1.64 to 2.17       7,143,855      1.49%      1.20% to 2.45%    (8.84)% to (7.23)%

PUTNAM VT INTL EQ CL IB

    2019                         1,334,768    1.03 to 2.15       2,677,735      1.40%      1.20% to 2.30%     21.51% to 23.66%
    2018                         1,463,026    0.83 to 1.74       2,383,655      1.41%      1.20% to 2.30%   (21.48)% to (20.08)%
    2017                         1,581,531    1.62 to 2.18       3,234,571      2.28%      1.20% to 2.30%     22.91% to 25.07%
    2016                         2,012,426    1.31 to 1.74       3,312,339      3.24%      1.20% to 2.30%    (5.28)% to (3.61)%
    2015                         2,056,174    0.77 to 1.81       3,508,668      1.21%      1.20% to 2.70%    (2.77)% to (1.05)%

PUTNAM VT SUSTAIN LEADERS CL IB

    2019                           490,627    2.77 to 4.44       2,106,410      0.46%      1.20% to 2.10%     32.39% to 34.73%
    2018                           520,231    2.06 to 3.30       1,657,498      0.00%      1.20% to 2.10%    (4.41)% to (2.71)%
    2017                           626,557    2.47 to 3.39       2,061,657      0.81%      1.20% to 2.10%     25.48% to 27.69%
    2016                           444,447    1.95 to 2.66       1,131,891      0.71%      1.20% to 2.10%      4.66% to 6.51%
    2015                         1,608,779    1.85 to 2.49       3,963,044      0.48%      1.20% to 2.10%    (3.19)% to (1.48)%

SFT CORE BOND CL 2

    2019                      134,170,285     1.25 to 6.01    236,225,972      0.00%      0.15% to 2.45%      5.74% to 8.74%
    2018                      141,776,677     1.07 to 5.52    230,974,237      0.00%      0.15% to 2.70%    (3.74)% to (0.99)%
    2017                      122,739,561     1.11 to 5.58    201,040,540      0.00%      0.15% to 2.70%      1.65% to 4.53%
    2016                      122,831,832     1.09 to 5.34    195,670,933      0.00%      0.15% to 2.70%      1.34% to 4.21%
    2015                      124,618,248     1.07 to 5.12    193,255,265      0.00%      0.15% to 2.70%     (2.76)% to 0.01%

SFT DYNAMIC MGD VOL

    2019                      356,897,731     1.18 to 1.56    556,535,695      0.00%      0.30% to 2.30%     17.30% to 20.45%
    2018                      306,014,932     1.23 to 1.31    399,766,113      0.00%      1.20% to 2.30%    (5.74)% to (3.19)%
    2017                      264,099,934     1.27 to 1.36    359,634,207      0.00%      1.20% to 2.70%     14.52% to 17.59%
    2016                      233,842,351     1.12 to 1.17    273,245,709      0.00%      1.20% to 2.45%      5.62% to 8.12%
    2015                      187,165,507     1.05 to 1.09    203,486,820      0.00%      1.20% to 2.45%    (6.06)% to (4.40)%

  84

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                                          AT DECEMBER 31                      FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                           ---------------------------------------------  --------------------------------------------------

                                              UNIT FAIR                   INVESTMENT        EXPENSE         TOTAL RETURN
                                 UNITS      VALUE LOWEST                    INCOME       RATIO LOWEST          LOWEST
                              OUTSTANDING    TO HIGHEST      NET ASSETS     RATIO*       TO HIGHEST**       TO HIGHEST***
                           ---------------------------------------------  --------------------------------------------------

SFT GOVT MONEY MARKET

    2019                        23,860,951  $ 0.80 to 2.41  $  26,420,695       1.51%     0.15% to 2.45%     (1.44)% to 1.35%
    2018                        29,490,449    0.81 to 2.37     32,338,192       1.20%     0.15% to 2.45%     (1.78)% to 1.03%
    2017                        23,754,702    0.82 to 2.35     26,102,416       0.12%     0.15% to 2.45%    (2.77)% to (0.02)%
    2016                        31,148,458    0.83 to 2.35     34,125,303       0.00%     0.15% to 2.50%    (2.85)% to (0.11)%
    2015                        33,415,889    0.85 to 2.35     36,958,618       0.00%     0.15% to 2.50%    (2.91)% to (0.15)%

SFT INDEX 400 MC CL 2

    2019                        15,079,787    2.32 to 7.07     74,947,506       0.00%     0.15% to 2.45%     21.86% to 25.32%
    2018                        16,394,080    1.62 to 5.64     65,184,715       0.00%     0.15% to 2.70%   (14.17)% to (11.71)%
    2017                        18,394,450    1.88 to 6.39     82,763,344       0.00%     0.15% to 2.70%     12.26% to 15.44%
    2016                        21,859,046    1.63 to 5.54     84,752,467       0.00%     0.15% to 2.95%     16.56% to 19.86%
    2015                        20,505,012    1.40 to 4.62     67,076,129       0.00%     0.15% to 2.95%    (5.46)% to (2.78)%

SFT INDEX 500 CL 2

    2019                       41,848,687     2.30 to 16.41   243,916,872      0.00%      0.15% to 2.25%     27.07% to 30.68%
    2018                       43,766,555     1.78 to 12.56   197,088,437      0.00%      0.15% to 2.25%    (7.58)% to (4.94)%
    2017                       47,963,283     1.66 to 13.21   226,207,756      0.00%      0.15% to 2.70%     17.72% to 21.05%
    2016                       48,749,748     1.41 to 10.91   193,515,964      0.00%      0.15% to 2.70%      8.21% to 11.27%
    2015                       47,932,896     1.30 to 9.81    175,837,831      0.00%      0.15% to 2.70%     (2.00)% to 0.78%

SFT INTL BOND CL 2

    2019                        42,548,374    1.26 to 2.84     73,837,171       0.00%     0.15% to 2.45%     (1.28)% to 1.52%
    2018                        45,280,035    1.26 to 2.80     77,716,877       0.00%     0.15% to 2.70%     (1.75)% to 1.06%
    2017                        47,387,202    1.28 to 2.77     81,162,393       0.00%     0.15% to 2.70%     (1.81)% to 0.97%
    2016                        48,755,543    1.29 to 2.75     83,587,130       0.00%     0.15% to 2.70%      0.11% to 2.94%
    2015                        50,751,879    1.29 to 2.67     85,334,680       0.00%     0.15% to 2.70%    (6.95)% to (4.31)%

SFT IVY GROWTH

    2019                       39,200,319    2.29 to 13.40    204,790,859      0.00%     0.15% to 2.45%     32.52% to 36.28%
    2018                       46,338,202    1.70 to 9.94     176,518,806      0.00%     0.15% to 2.70%     (0.78)% to 2.05%
    2017                       55,249,424    1.69 to 9.85     204,971,656      0.00%     0.15% to 2.70%     25.47% to 29.02%
    2016                       64,780,044    1.33 to 7.72     185,798,724      0.00%     0.15% to 2.95%     (2.02)% to 0.75%
    2015                       72,750,220    1.33 to 7.75     209,421,578      0.00%     0.15% to 2.95%      3.64% to 6.58%

SFT IVY SMALL CAP GROWTH

    2019                        12,745,123    2.23 to 7.74     54,511,411       0.00%     0.15% to 2.30%     20.06% to 23.47%
    2018                        13,476,008    1.83 to 6.27     47,577,022       0.00%     0.15% to 2.45%    (6.74)% to (4.08)%
    2017                        14,741,542    1.93 to 6.53     54,659,481       0.00%     0.15% to 2.45%     21.67% to 25.11%
    2016   (c)                  16,470,052    1.56 to 5.22     48,962,203       0.00%     0.12% to 2.47%     17.62% to 20.95%
    2015   (d)                  17,985,407    1.18 to 4.32     44,780,293       0.00%     0.07% to 2.62%     (6.39)% to 3.73%

SFT MGD VOL EQUITY

    2019                      296,186,285     1.11 to 1.28    379,188,166      0.00%      0.30% to 2.20%     13.28% to 16.33%
    2018                      261,972,880     1.08 to 1.11    290,923,571      0.00%      1.20% to 2.10%    (7.71)% to (5.21)%
    2017                      216,662,904     1.15 to 1.18    256,150,263      0.00%      1.20% to 2.35%     12.96% to 15.99%
    2016                      172,000,300     1.02 to 1.03    176,901,584      0.00%      1.20% to 2.35%      1.14% to 3.54%
    2015   (e)                  5,365,851         1.00          5,362,137      0.00%      1.20% to 1.85%      0.29% to 0.50%

  85

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                                          AT DECEMBER 31                      FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                           ---------------------------------------------  --------------------------------------------------

                                              UNIT FAIR                   INVESTMENT        EXPENSE         TOTAL RETURN
                                 UNITS      VALUE LOWEST                    INCOME       RATIO LOWEST          LOWEST
                              OUTSTANDING    TO HIGHEST      NET ASSETS     RATIO*       TO HIGHEST**       TO HIGHEST***
                           ---------------------------------------------  --------------------------------------------------

SFT REAL ESTATE CL 2

    2019                        15,233,517  $ 1.83 to 6.32  $  70,037,804       0.00%     0.15% to 2.45%     20.94% to 24.37%
    2018                        17,207,071    1.28 to 5.08     64,244,975       0.00%     0.15% to 2.70%    (8.17)% to (5.54)%
    2017                        19,017,328    1.39 to 5.38     76,088,379       0.00%     0.15% to 2.70%      2.32% to 5.21%
    2016                        20,015,378    1.36 to 5.12     77,047,525       0.00%     0.15% to 2.70%      1.38% to 4.24%
    2015                        21,016,292    1.34 to 4.91     78,465,052       0.00%     0.15% to 2.70%      1.94% to 4.83%

SFT T. ROWE PRICE VALUE

    2019                        31,586,659    2.00 to 3.58     112,676,367      0.00%      1.20% to 2.45%     22.20% to 25.48%
    2018                        35,997,308    1.39 to 2.88     103,266,141      0.00%      1.20% to 2.70%   (12.44)% to (10.07)%
    2017                        40,399,908    1.58 to 3.23     130,064,067      0.00%      1.20% to 2.70%     15.17% to 18.26%
    2016   (c)                  45,936,152    1.34 to 2.76     126,204,702      0.00%      1.19% to 2.94%      7.45% to 10.00%
    2015   (d)                  50,885,068    1.25 to 2.52     127,868,449      0.00%      1.16% to 2.91%    (4.84)% to (3.16)%

SFT WELLINGTON CORE EQUITY CL 2

     2019   (f)                 12,335,609    2.31 to 4.64      51,912,927       0.00%    (0.05)% to 2.25%     30.11% to 33.80%
     2018   (g)                 13,854,273    1.75 to 3.50      44,148,623       0.00%    (0.06)% to 2.29%    (5.00)% to (2.29)%
     2017   (h)                 15,900,926    1.82 to 3.63      52,653,099       0.00%    (0.01)% to 2.34%     17.78% to 21.12%
     2016   (c)                 18,660,987    1.52 to 3.02      51,509,908       0.00%     0.01% to 2.36%       1.96% to 4.85%
     2015   (d)                 22,768,665    1.32 to 2.92      60,807,646       0.00%    (0.07)% to 2.48%     (1.99)% to 0.80%

TOPS MGD RISK BAL ETF CL 2

    2019                        15,456,741    1.18 to 1.26     19,481,055       2.22%     1.20% to 2.10%     11.22% to 14.21%
    2018                        16,868,738    1.02 to 1.11     18,783,848       1.65%     1.20% to 2.45%    (8.78)% to (6.32)%
    2017                        18,538,227    1.12 to 1.20     22,235,479       1.48%     1.20% to 2.45%      7.38% to 10.25%
    2016                        21,479,806    1.04 to 1.10     23,578,557       1.31%     1.20% to 2.45%      3.15% to 5.59%
    2015                        20,050,518    1.00 to 1.05     20,969,313       1.25%     1.20% to 2.45%    (7.27)% to (5.64)%

TOPS MGD RISK FLEX ETF

    2019                       122,932,880    1.10 to 1.17    143,602,125       1.64%     1.20% to 2.15%     11.24% to 14.23%
    2018                       117,428,356    0.98 to 1.03    121,175,002       1.19%     1.20% to 2.15%    (9.19)% to (6.73)%
    2017                       109,558,806    1.09 to 1.12    122,319,467       1.06%     1.20% to 1.85%      8.02% to 10.91%
    2016                        92,840,617    0.98 to 1.02     94,299,344       0.78%     1.20% to 2.15%      2.30% to 4.73%
    2015                        68,860,931    0.96 to 0.98     67,186,225       0.49%     1.20% to 2.15%    (7.96)% to (6.33)%

TOPS MGD RISK GROWTH ETF CL 2

    2019                        62,459,828    1.25 to 1.32     82,710,828       1.93%     1.20% to 2.00%     13.67% to 16.73%
    2018                        65,725,907    1.09 to 1.14     75,237,263       1.51%     1.20% to 2.00%    (11.39)% to (9.00)%
    2017                        68,252,439    1.21 to 1.27     86,636,462       1.56%     1.20% to 2.00%     14.25% to 17.31%
    2016                        73,438,956    1.04 to 1.09     80,182,907       1.62%     1.20% to 2.25%      2.51% to 4.94%
    2015                        85,478,285    1.01 to 1.05     89,469,644       1.43%     1.20% to 2.25%   (11.79)% to (10.23)%

TOPS MGD RISK MOD GROWTH ETF CL 2

    2019                        18,108,398    1.24 to 1.33     23,995,187       2.16%     1.20% to 2.10%     12.92% to 15.95%
    2018                        19,867,112    1.09 to 1.15     22,909,039       1.58%     1.20% to 2.10%    (9.93)% to (7.50)%
    2017                        21,726,938    1.20 to 1.26     27,330,150       1.61%     1.20% to 2.10%     10.55% to 13.51%
    2016                        22,464,972    1.06 to 1.12     25,120,472       1.47%     1.20% to 2.25%      3.23% to 5.68%
    2015                        26,689,496    1.02 to 1.06     28,410,320       1.33%     1.20% to 2.25%    (9.08)% to (7.48)%

* These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the underlying fund, divided by the average net assets.
These ratios exclude those expenses, such as mortality and expense charges, that result in a direct reduction in

  86

     (Continued)

                          VARIABLE ANNUITY ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividends rather than paying dividends in cash or reinvested shares, the sub-account does not record investment income. For periods less than one year, the ratios have been annualized.

** This ratio represents the annualized contract expenses of the Account, consisting primarily of mortality and expense charges. The ratios include expenses that result in a direct reduction to unit values as well as applicable fee waivers that result in an increase to the unit values. Charges made directly to a contract owner's account through the redemption of units and expenses of the underlying fund are excluded. The ranges of unit fair value and expense ratios shown do not consider available products or contract benefits that have not yet been sold. Investment options with a date notation indicate the effective date of that investment option in the variable account. For periods less than one year, the ratios have been annualized.

*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented.
Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Some individual contract total returns may differ from the stated return due to new products that launched during the period. The total return is presented as a range of minimum to maximum values, based on the product grouping and available contract benefits representing the minimum and maximum expense ratio amounts whether or not the product or benefits have been sold. Some individual contract total returns may not be within the ranges presented.

(a) For the period from May 1, 2015 through December 31, 2015.

(b) Putnam VT Voyager Cl IB merged into Putnum VT Growth Opp Cl IB effective
November 21, 2016. Information prior to merger effective date reflects Putnam
VT Voyager Cl IB.

(c) For the year ended December 31, 2016, Minnesota Life waived expenses for
SFT Ivy Small Cap Growth, SFT Wellington Core Equity Cl 2, and SFT T. Rowe
Price Value resulting in a reduction of the expense ratio of 0.03%, 0.14%, and
0.01%, respectively.

(d) For the year ended December 31, 2015, Minnesota Life waived expenses for
SFT Ivy Small Cap Growth, SFT Wellington Core Equity Cl 2, and SFT T. Rowe
Price Value resulting in a reduction of the expense ratio of 0.08%, 0.22%, and
0.04%, respectively.

(e) For the period from November 18, 2015 through December 31, 2015.

(f) For the year ended December 31, 2019, Minnesota Life waived expenses for
SFT Wellington Core Equity Cl 2 resulting in a reduction of the expense ratio of 0.20%.

(g) For the year ended December 31, 2018, Minnesota Life waived expenses for
SFT Wellington Core Equity Cl 2 resulting in a reduction of the expense ratio of 0.21%.

(h) For the year ended December 31, 2017, Minnesota Life waived expenses for
SFT Wellington Core Equity Cl 2 resulting in a reduction of the expense ratio of 0.16%.

(8)       SUBSEQUENT EVENTS

          Management has evaluated subsequent events through March 27, 2020, the date these financial statements were issued, and has concluded there were no events that require financial statement disclosure and/or adjustments to the financial statements.

  87

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

                       Statutory Financial Statements
                      and Financial Statement Schedules

                              December 31, 2019

KPMG LLP
4200 Wells Fargo Center
90 South Seventh Street
Minneapolis, MN 55402

                        INDEPENDENT AUDITORS' REPORT

The Board of Directors and Stockholder
Minnesota Life Insurance Company:

We have audited the accompanying financial statements of Minnesota Life
Insurance Company, which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2019 and 2018, and the related statutory statements of operations and capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2019, and the related notes to the statutory financial statements.

MANAGEMENT'S RESPONSIBILITY FOR THE FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Minnesota Department of Commerce. Management is
also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

AUDITORS' RESPONSIBILITY

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors' judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

  1

BASIS FOR ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

As described in Note 2 to the financial statements, the financial statements are prepared by Minnesota Life Insurance Company using statutory accounting practices prescribed or permitted by the Minnesota Department of Commerce, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted
Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of Minnesota Life Insurance Company as of
December 31, 2019 and 2018, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2019.

OPINION ON STATUTORY BASIS OF ACCOUNTING

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of Minnesota Life Insurance Company as of December 31, 2019 and 2018,
and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2019, in accordance with statutory accounting practices prescribed or permitted by the Minnesota Department of
Commerce described in Note 2.

OTHER MATTER

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the schedule of selected financial data, the schedule of supplemental investment risks interrogatories and the summary investment schedule is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Minnesota
Department of Commerce. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

                                            [KPMG_SIG]

Minneapolis, Minnesota
April 2, 2020

  2

                      MINNESOTA LIFE INSURANCE COMPANY

Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus
                         December 31, 2019 and 2018
                               (IN THOUSANDS)

ADMITTED ASSETS                                                                                            2019            2018
------------------------------------------------------------                                         ---------------  --------------

Bonds                                                                                                 $   18,072,283  $   15,520,081
Common stocks                                                                                                486,402         395,121
Mortgage loans, net                                                                                        4,148,884       3,614,864
Derivative instruments                                                                                       845,188         149,598
Other invested assets                                                                                        957,410         910,649
Policy loans                                                                                                 588,342         519,511
Investments in affiliated companies                                                                          447,288         360,809
Cash, cash equivalents and short-term investments                                                            146,581          61,518
                                                                                                     ---------------  --------------
    Total invested assets                                                                                 25,692,378      21,532,151

Premiums deferred and uncollected                                                                            254,705         341,311
Current income tax recoverable                                                                                26,144          26,072
Deferred income taxes                                                                                        219,821         137,213
Other assets                                                                                                 440,134         310,416
                                                                                                     ---------------  --------------
    Total assets, excluding separate accounts                                                             26,633,182      22,347,163

Separate account assets                                                                                   29,744,142      24,172,223
                                                                                                     ---------------  --------------
       Total assets                                                                                   $   56,377,324  $   46,519,386
                                                                                                     ===============  ==============

LIABILITIES AND CAPITAL AND SURPLUS
------------------------------------------------------------
Liabilities:
    Policy reserves:
       Life insurance                                                                                 $   11,510,971  $    9,936,193
       Annuities and other fund deposits                                                                   8,882,965       7,062,574
       Accident and health                                                                                   159,724         149,202
    Policy claims in process of settlement                                                                   444,949         440,905
    Dividends payable to policyholders                                                                        38,441          40,489
    Other policy liabilities                                                                               1,585,522       1,557,398
    Asset valuation reserve                                                                                  313,296         162,111
    Accrued commissions and expenses                                                                         143,230         104,347
    Other liabilities                                                                                        442,791          79,222
                                                                                                     ---------------  --------------
       Total liabilities, excluding separate accounts                                                     23,521,889      19,532,441

    Separate account liabilities                                                                          29,706,570      24,137,978
                                                                                                     ---------------  --------------
       Total liabilities                                                                                  53,228,459      43,670,419
                                                                                                     ---------------  --------------

Capital and surplus:
    Common stock, $1 par value, 5,000,000 shares authorized,
       issued and outstanding                                                                                  5,000           5,000
    Additional paid in capital                                                                               216,540         216,540
    Surplus notes                                                                                            118,000         118,000
    Unassigned surplus                                                                                     2,809,325       2,509,427
                                                                                                     ---------------  --------------
       Total capital and surplus                                                                           3,148,865       2,848,967
                                                                                                     ---------------  --------------
       Total liabilities and capital and surplus                                                      $   56,377,324  $   46,519,386
                                                                                                     ===============  ==============

See accompanying notes to statutory financial statements.

  3

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

         Statutory Statements of Operations and Capital and Surplus
                Years ended December 31, 2019, 2018 and 2017
                               (IN THOUSANDS)

STATEMENTS OF OPERATIONS                                                                      2019           2018          2017
------------------------------------------------------------------------------            -------------  ------------  -------------

Revenues:
     Premiums                                                                              $ 3,746,844   $ 3,716,312   $  3,511,204
     Annuity considerations                                                                  4,875,299     3,830,326      4,075,441
     Net investment income                                                                     883,733       792,410        748,445
     Investment management, administration and contract guarantee fees                         277,734       275,707        266,159
     Other income                                                                              144,456       166,259        157,584
                                                                                          -------------  ------------  -------------
        Total revenues                                                                       9,928,066     8,781,014      8,758,833
                                                                                          -------------  ------------  -------------

Benefits and expenses:
     Policyholder benefits                                                                   5,082,862     5,372,746      4,968,449
     Increase in policy reserves                                                             3,411,475     2,028,067      2,590,124
     General insurance expenses and taxes                                                      452,960       373,762        334,853
     Salaries and wages                                                                        205,738       193,743        183,849
     Group service and administration fees                                                      63,673        59,849         88,596
     Commissions                                                                               528,374       501,200        451,688
     Separate account transfers, net                                                           247,614       318,521         81,934
                                                                                          -------------  ------------  -------------
        Total benefits and expenses                                                          9,992,696     8,847,888      8,699,493
                                                                                          -------------  ------------  -------------

        Gain (loss) from operations before dividends, federal
              income taxes and net realized capital gains (losses)                             (64,630)      (66,874)        59,340

Dividends to policyholders                                                                      40,829        42,378         47,337
                                                                                          -------------  ------------  -------------
        Gain (loss) from operations before federal income taxes and
              net realized capital gains (losses)                                             (105,459)     (109,252)        12,003

Federal income taxes incurred                                                                   10,477         2,442          4,275
                                                                                          -------------  ------------  -------------
        Gain (loss) from operations before net realized capital gains (losses)                (115,936)     (111,694)         7,728

Net realized capital gains (losses), net of transfers to interest
     maintenance reserve and federal income taxes                                              (40,295)      186,420        270,210
                                                                                          -------------  ------------  -------------
        Net income (loss)                                                                  $  (156,231)  $    74,726   $    277,938
                                                                                          =============  ============  =============

STATEMENTS OF CAPITAL AND SURPLUS
------------------------------------------------------------------------------
Capital and surplus, beginning of year                                                     $ 2,848,967   $ 3,059,925   $  2,971,602
Net income (loss)                                                                             (156,231)       74,726        277,938
Net change in unrealized capital gains and losses                                              415,781      (257,804)       (23,099)
Net change in deferred income tax                                                              112,220        34,167        (82,922)
Change in asset valuation reserve                                                             (151,185)       92,190         18,421
Net change in separate account surplus                                                           3,335           461          7,349
Dividends to stockholder                                                                            --        (9,647)      (188,705)
Change in unauthorized reinsurance                                                              (1,330)       (2,208)         4,300
Change in non-admitted assets                                                                   71,066      (166,428)        51,077
Change in reserves due to change in valuation basis                                             43,552            --             --
Capital contribution                                                                                --        20,006         17,841
Other, net                                                                                     (37,310)        3,579          6,123
                                                                                          -------------  ------------  -------------
Capital and surplus, end of year                                                            $3,148,865    $2,848,967     $3,059,925
                                                                                          =============  ============  =============

See accompanying notes to statutory financial statements.

  4

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

                      Statutory Statements of Cash Flow
                Years ended December 31, 2019, 2018 and 2017
                               (IN THOUSANDS)

CASH FLOW FROM OPERATING ACTIVITIES                                                          2019           2018           2017
------------------------------------------------------------------                       -------------  -------------  -------------

Revenues:
     Premiums and annuity considerations                                                 $  9,094,816    $ 7,971,586   $  7,578,903
     Net investment income                                                                    872,727        782,614        733,467
                                                                                         -------------  -------------  -------------
        Total receipts                                                                      9,967,543      8,754,200      8,312,370
                                                                                         -------------  -------------  -------------
Benefits and expenses paid:
     Policyholder benefits                                                                  5,174,334      5,313,921      4,971,796
     Dividends to policyholders                                                                42,877         46,140         50,646
     Commissions and expenses                                                               1,199,259      1,141,411      1,046,570
     Separate account transfer, net                                                           249,800        302,939         66,857
     Federal income taxes                                                                      60,684         53,751         98,331
                                                                                         -------------  -------------  -------------
        Total payments                                                                      6,726,954      6,858,162      6,234,200
                                                                                         -------------  -------------  -------------
           Cash provided from operations                                                    3,240,589      1,896,038      2,078,170
                                                                                         -------------  -------------  -------------

CASH FLOW FROM INVESTING ACTIVITIES
------------------------------------------------------------------
Proceeds from investments sold, matured or repaid:
     Bonds                                                                                  2,864,055      3,719,165      4,052,868
     Common stocks                                                                            148,202        220,412        260,437
     Mortgage loans                                                                           500,659        383,096        364,837
     Derivative instruments                                                                   286,560        477,497        433,108
     Other invested assets                                                                    112,254        138,775        372,202
Separate account redemptions                                                                      294         25,114         25,297
                                                                                         -------------  -------------  -------------
                                                                                            3,912,024      4,964,059      5,508,749
                                                                                         -------------  -------------  -------------
Cost of investments acquired:
     Bonds                                                                                  5,438,196      5,031,445      5,834,744
     Common stocks                                                                            176,235        201,086        206,439
     Mortgage loans                                                                         1,034,674        997,476        832,982
     Derivative instruments                                                                   292,474        400,800        303,079
     Other invested assets                                                                    156,043        119,920        159,519
Separate account investments                                                                      373            435         30,231
Securities in transit, net                                                                     22,986        (13,317)        (3,727)
Other provided, net                                                                            69,206         50,660         50,138
                                                                                         -------------  -------------  -------------
                                                                                            7,190,187      6,788,505      7,413,405
                                                                                         -------------  -------------  -------------
        Cash applied to investing                                                          (3,278,163)    (1,824,446)    (1,904,656)
                                                                                         -------------  -------------  -------------

CASH FLOW FROM FINANCING AND MISCELLANEOUS ACTIVITIES
------------------------------------------------------------------
Borrowed money, net                                                                           (50,000)      (225,000)       (30,000)
Net deposits on deposit-type contract funds                                                    59,115         18,504        (10,892)
Dividend paid to stockholder                                                                       --             --       (185,142)
Contributed capital                                                                                --         11,500             --
Other cash applied                                                                            113,522         (1,882)         3,104
                                                                                         -------------  -------------  -------------
        Cash provided from (applied to) financing                                             122,637       (196,878)      (222,930)
                                                                                         -------------  -------------  -------------

RECONCILIATION OF CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS
------------------------------------------------------------------
Net change in cash, cash equivalents and short-term investments                                85,063       (125,286)       (49,416)
Beginning of the year                                                                          61,518        186,804        236,220
                                                                                         -------------  -------------  -------------
     End of the year                                                                     $    146,581    $    61,518   $    186,804
                                                                                         =============  =============  =============

See accompanying notes to statutory financial statements.

  5

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

                   Notes to Statutory Financial Statements
                      December 31, 2019, 2018 and 2017
                               (IN THOUSANDS)

(1)    NATURE OF OPERATIONS

       Organization and Description of Business
       -----------------------------------

       Minnesota Life Insurance Company (the Company), a wholly-owned subsidiary of Securian Financial Group, Inc. (SFG), both directly and through its subsidiaries and controlled affiliates, provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

       The Company, which operates in the United States, generally offers the following types of products:

             -   Fixed, indexed and variable universal life, term life and
                 whole life insurance products to individuals through
                 affiliated and independent channel partners.
             -   Immediate and deferred annuities, with fixed, indexed, and variable investment options through affiliated and independent channel partners.
             -   Group life insurance and voluntary products to private and public employers.
             -   Customized retirement options to employers and investment
                 firms through affiliated and independent channel partners as well as direct relationships.
             -   Life insurance protection through banks, credit unions, and finance companies.

       The Company serves over 15 million people through more than 6,000 home office associates and field representatives located at its St. Paul,
       Minnesota headquarters and in sales offices nationwide.

(2)    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

       The accompanying statutory financial statements of Minnesota Life
       Insurance Company have been prepared in accordance with accounting practices prescribed or permitted by the Minnesota Department of
       Commerce. The Minnesota Department of Commerce recognizes statutory accounting practices prescribed or permitted by the state of Minnesota for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Minnesota Insurance Law. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state.
       Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The National Association of Insurance
       Commissioners' (NAIC) Accounting Practices and Procedures manual (NAIC
       SAP) has been adopted as a component of prescribed or permitted practices by the state of Minnesota. The state has adopted the prescribed accounting practices as stated in NAIC SAP, without modification. The Company has no material statutory accounting practices that differ from those of the state of Minnesota or the NAIC accounting practices. See note 13 Capital and Surplus and Dividends for discussion of statutory dividend limitations. These practices differ from U.S.
       generally accepted accounting principles (GAAP).

       The more significant differences, of which the aggregate effects are material are as follows:

       -   Acquisition costs, such as commissions and other costs incurred in connection with the successful acquisition of new and renewal business, are charged to current operations as incurred whereas premiums are recognized as earned over the premium paying periods of the policies and contracts. Under GAAP, acquisition costs are capitalized and charged to operations as the revenues or expected gross profits are recognized.

  6

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

       -   Certain assets are designated as "non-admitted" and changes in such amounts are charged directly to unassigned surplus.
       -   Policy reserves are based on methods prescribed by the NAIC, which include mortality and interest assumptions without consideration for lapses or withdrawals. Under GAAP, policy reserves are based on current best estimates or locked in best estimate assumptions on the date of issuance with a provision for adverse deviation, which include considerations for lapses and withdrawals.
       -   The Company is required to establish an asset valuation reserve
           (AVR) and an interest maintenance reserve (IMR). The AVR provides for a standardized statutory investment valuation reserve for bonds, preferred stocks, short-term investments, mortgage loans, common stocks, real estate and other invested assets. Changes in this reserve are recorded as direct charges or credits to surplus. The
           IMR is designed to defer net realized capital gains and losses resulting from changes in the level of interest rates in the market and to amortize them over the remaining life of the bond or mortgage loan sold. The IMR represents the unamortized portion of the bond or mortgage loan not yet taken into income. If IMR is negative, it is designated as non-admitted and is directly charged to unassigned surplus. For securities the Company intends to sell in which a write-down is necessary, the Company reviews whether the realized loss affects the IMR or AVR. There are no such requirements on a
           GAAP basis.
       -   Investments, other than common stocks, preferred stocks and investments in subsidiaries, are carried at values prescribed by the
           NAIC. GAAP requires investments, other than common stocks, preferred stocks and investments in subsidiaries, to be classified as held-to-maturity securities, which are reported at amortized cost, trading securities, which are reported at fair value through earnings, or available-for-sale securities, which are reported at fair value through equity.
       -   Investments in common stocks and preferred stocks are carried at values prescribed by the NAIC. After January 1, 2018, GAAP requires common stocks and preferred stocks to be reported at fair value through earnings. Prior to January 1, 2018, GAAP required common stocks and preferred stocks to be classified as trading securities, which were reported at fair value through earnings, or
           available-for-sale securities, which were reported at fair value through stockholder's equity.
       -   Bonds that have been assigned the NAIC Category 6 designation are carried at the appropriate NAIC carrying value of fair value or cost. There are no such requirements on a GAAP basis.
       -   Undistributed income and capital gains and losses for limited partnership alternative investments are reported in capital and surplus as unrealized gains and losses until realized. Under GAAP, specialized accounting treatment for investment companies requires unrealized gains and losses on these alternative investments to be included in earnings.
       -   Investments in subsidiaries are carried at the audited net equity values as prescribed by the NAIC. Changes in equity values related to earnings are reflected in surplus, and other equity changes are reflected in surplus as charges or credits to unrealized gains and losses. GAAP requires subsidiaries and certain variable interest entities to be consolidated.
       -   Deferred federal income taxes are provided for the tax effects of certain income and expense items recognized for income tax purposes in different years than for financial reporting purposes. The change in the net deferred tax asset or liability is reflected in surplus.
           Admittance testing may result in a charge to capital and surplus for non-admitted portions of the net deferred tax asset. GAAP requires the change to be reported in operations or other comprehensive income.
       -   In determining the need for tax contingency reserves, consideration is given to whether it is more-likely-than-not that specific uncertain tax benefits will be realized. GAAP subsequently subjects the tax benefits to an additional quantitative measurement step.

  7

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

       -   Goodwill is admitted subject to a 10% limitation on surplus and amortized over the useful life of the goodwill, not to exceed 10 years. Under GAAP, goodwill, which is considered to have an indefinite useful life, is tested using either a qualitative or quantitative approach for impairment and a loss is recorded, when appropriate.
       -   Surplus notes are classified as capital and surplus. Under GAAP, surplus notes are classified as liabilities.
       -   Rental income on home office properties owned by the Company is recognized by the Company and a similar amount of rental expense is recognized as a charge for the related office space. Under GAAP, there is no recognition of either rental income or rental expense on home office properties owned by the Company.
       -   Certain assets and liabilities are recorded net of the effects of related reinsurance, which is not permitted by GAAP.
       -   The statutory financial statements do not include accumulated other comprehensive income (loss) as required by GAAP.
       -   Nontraditional life products include individual adjustable life, universal life and variable life insurance and group universal and variable life insurance. Revenues from nontraditional life products and deferred annuities consist of premiums received rather than policy and contract fees charged for the cost of insurance, policy administration and surrenders as required under GAAP.
       -   The statutory statements of cash flow do not classify cash flow consistent with GAAP and a reconciliation of net income to net cash provided from operating activities is not provided.
       -   Statutory policyholder dividend liabilities are required to be calculated including dividends anticipated to be paid in the next twelve months. GAAP requires a dividend accrual representing dividends due and unpaid through the current year-end.
       -   The calculation of reserves and transfers in the Separate Account
           Statement requires the use of a Commissioners' Annuity Reserve
           Valuation Method (CARVM) allowance on annuities and a Commissioners'
           Reserve Valuation Method (CRVM) allowance on certain life products for statutory reporting. There is no such requirement on a GAAP basis.
       -   Derivative instruments are recorded at fair value or amortized cost.
           Changes in derivative instruments recognized at fair value, other than hedges, are recorded as unrealized capital gains and losses on the statutory statements of capital and surplus. Hedges are held using the same accounting methodology as the hedged item. Under GAAP reporting, derivative instruments are held at fair value. Changes in fair value are recorded to realized capital gains and losses, policyholder benefits in the case of certain life insurance product hedging or unrealized capital gains and losses depending on the nature of the hedging relationship, if any, that are designated.
       -   A deferred premium asset is established to recognize receipt of premiums on a payment mode other than annual. This asset is considered an offset to statutory reserve calculations which use only annual modal premium assumptions. Deferred premiums are calculated from the current statement date to policy anniversary date. On a GAAP basis, deferred premiums are netted against policy reserves and are generally calculated as a constant of gross premiums.
       -   Policy and contract fees are recognized through the statements of operations as received. Under GAAP, these amounts are reported as unearned revenue and are recognized in operations over the period in which the services are provided.
       -   The Company periodically invests money in its separate accounts, which is reported as a component of separate account assets and unassigned surplus. On a GAAP basis, these investments are reported as investments in equity securities, based on the underlying characteristics of the investment.

  8

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

       -   Separate account assets and liabilities include certain market value adjusted fixed annuity and investment options on variable annuities.
           Notwithstanding the market value adjustment feature, the investment performance of the separate account assets is not being passed to the contractholder, and therefore, on a GAAP basis the contract is not reported in the separate account. Rather, the components of the spread on a book value basis are recorded in interest income and interest credited and realized gains and losses on investments and market value adjustments on contract surrenders are recognized as incurred. For GAAP, the contract liability is included in policy and contract balances and the assets are recorded within invested assets.
       -   The Company issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder a return of no less than one of the following upon a qualifying event: (a) total deposits made to the contract adjusted for partial withdrawals, (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary, or (d) a minimum payment on a variable immediate annuity. These guarantees include benefits that are payable in the event of death, withdrawal or annuitization. The Company also issues universal life and variable universal life contracts where the Company provides to the contractholder a no-lapse guarantee and fixed indexed annuities with a guaranteed income in excess of account value. Statutory reserving methodologies consistent with other policy reserves and state requirements are established connected to these guarantees. GAAP requires the calculation of an additional liability related to these guarantees, specifically where product features produce an earnings pattern of profits followed by losses. Certain guarantees are considered embedded derivatives for GAAP. A separate reserve or an embedded derivative related to these guarantees is not required in statutory reporting.
       -   The Company also issues certain fixed indexed annuity and indexed universal life contracts that contain features which are considered to be embedded derivatives that are not separated between components and are accounted for consistent with the host contract. Under GAAP, the embedded derivative is bifurcated from the host contract and accounted for separately as a derivative carried at fair value with changes in fair value recorded in net income.
       -   GAAP requires that sales inducements be deferred and amortized over the life of the policy using the same methodology and assumptions used to amortize deferred policy acquisition costs. A separate asset related to sales inducements is not allowed under statutory reporting.

       The significant accounting policies that are reflected in the accompanying statutory financial statements are as follows:

       New Accounting Pronouncements
       ---------------------------

       In April 2019, the NAIC adopted revisions to SSAP No. 92, Postretirement
       Benefits Other than Pensions and SSAP No.102, Pensions, which removes and clarifies certain disclosure requirements related to the Company's pension and other postretirement plans. The revised statement is effective for 2019 reporting and resulted in the removal of certain disclosures in note 12 Pension Plans and Other Retirement Plans.

       In April 2019, the NAIC adopted revisions to SSAP No. 100R, Fair Value, to remove the disclosure requirement for the transfers between level 1 and 2 in the fair value hierarchy and the Company's policy for determining transfers between levels. The revised statement is effective for 2019 reporting and resulted in the removal of certain disclosures in note 4 Fair Value of Financial Instruments.

  9

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

       In November 2018, the NAIC adopted revisions to SSAP No. 51, Life
       Contracts, SSAP No. 52, Deposit-type contracts and SSAP No. 61R, Life,
       Deposit-type and Accident and Health Insurance, to enhance existing disclosures for annuity actuarial reserves and deposit-type liabilities by withdrawal characteristics and add similar disclosures for life products. The revised statements are effective for 2019 reporting and resulted in additional disclosures in note 20 Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics and note 21
       Analysis of Life Actuarial Reserves by Withdrawal Characteristics.

       Permitted Practice
       ------------

       The Company has received a permitted practice from the Minnesota
       Department of Commerce to use a modified 1959 Accidental Death Benefit table, and the net effect is immaterial for reporting purposes.

       Revenues and Expenses
       -----------------

       Premiums are credited to revenue over the premium paying period of the policies, with the exception of single and flexible premium contracts which are credited to revenue when received from the policyholder.
       Annuity considerations and investment management, administration and contract guarantee fees are recognized as revenue when received. Any premiums due that are not yet paid, and premiums paid on other than an annual basis, are included in premiums deferred and uncollected on the statutory statements of admitted assets, liabilities and capital and surplus. Benefits and expenses, including acquisition costs related to acquiring new and renewal business, are charged to operations as incurred. Acquisition expenses incurred are reduced for ceding allowances received or receivable.

       Valuation of Investments and Net Investment Income
       ----------------------------------------------

       Bonds and stocks are valued as prescribed by the NAIC. Bonds not backed by other loans are generally carried at cost, adjusted for the amortization of premiums, accretion of discounts and any
       other-than-temporary impairment (OTTI). Premiums and discounts are amortized and accreted over the estimated or contractual lives of the related bonds based on the interest yield method. Prepayment penalties are recorded to net investment income when collected. Bonds that have been assigned the NAIC category 6 designation are carried at the lower of cost or fair value. The Securities Valuation Office identified bond exchange-traded funds are reported at fair value.

       Hybrid securities are investments structured to have characteristics of both stocks and bonds. Hybrid securities totaled $30,085 and $32,503 at
       December 31, 2019 and 2018, respectively, which were classified as bonds on the statutory statements of admitted assets, liabilities and capital and surplus.

       Loan-backed securities are stated at either amortized cost or the lower of amortized cost or discounted cash flows. The Company's loan-backed securities are reviewed quarterly, and as a result, the carrying value of a loan-backed security may be reduced to reflect changes in valuation resulting from discounted cash flow information. Loan-backed securities that have been assigned the NAIC category 6 designation are written down to the appropriate NAIC fair value. The Company uses a third-party pricing service in assisting the Company's determination of the fair value of most loan-backed securities. An internally developed matrix pricing model, discounted cash flow or other model is used to price a small number of holdings. The retrospective adjustment method is used to record investment income on all non-impaired securities except

  10

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

       for interest-only securities or other non-investment grade securities where the yield had become negative. Investment income is recorded using the prospective method on these securities.

       For loan-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from an outside service provider or upon analyst review of the underlying collateral and the estimated economic life of the securities.
       When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income. For loan-backed securities that have a recognized
       OTTI, the adjusted cost basis is prospectively amortized over the remaining life of the security based on the amount and timing of future estimated cash flows. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

       Common stocks are carried at fair value except for investments in stocks of subsidiaries and affiliates in which the Company has an interest of
       10% or more, which are carried on an equity basis.

       The Company recognizes interest income as earned and recognizes dividend income on unaffiliated common stocks upon declaration of the dividend.
       Investment income is reported net of related investment expenses. For the years ended December 31, 2019 and 2018, the Company sold, redeemed or otherwise disposed 47 and 43 CUSIPs, respectively, as a result of a callable feature which generated investment income of $6,698 and $7,186, respectively, from prepayment penalties and acceleration fees.

       Preferred stocks are carried at cost less any OTTI adjustments and are classified as other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus.

       Mortgage loans are carried at the outstanding principal balances, net of unamortized premiums and discounts. Premiums and discounts are amortized and accreted over the terms of the mortgage loans based on the effective interest yield method. Prepayment penalties are recorded to net investment income. The Company invests primarily in commercial mortgages with a range of interest rates from 3.00% to 4.88% during 2019. In 2019, the maximum percentage of any one loan to the value of the collateral at the time of the investment of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 73%.

       The Company continues to record interest on those impaired mortgage loans that it believes to be collectible as due and accrued investment income. Any loans that have income 180 days or more past due continue to accrue income, but report all due and accrued income as a non-admitted asset. Past due interest on loans that are uncollectible is written off and no further interest is accrued. Any cash received for interest on impaired loans is recorded as income when collected.

       Alternative investments include limited partnership investments in private equity funds, mezzanine debt funds and hedge funds. These investments are in included in other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus at the amount invested using the equity method of accounting. In-kind distributions are recorded as a return of capital for the cost basis of the stock received. Income distributed from these alternative investments is included in net investment income or net realized capital gains (losses) on the statutory statements of operations based on information provided by the investee. The valuation of alternative investments is recorded based on the partnership financial statements from the previous quarter plus contributions and distributions during the fourth quarter. Any undistributed amounts

  11

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

       held by the investee are recorded, based on the Company's ownership share, as unrealized capital gains or losses on the statutory statements of operations and capital and surplus. The Company evaluates partnership financial statements received subsequent to December 31 up to the financial statement issue date for material fluctuations in order to determine if an adjustment should be recorded as of December 31.

       Real estate is carried at cost less accumulated depreciation, adjusted for any OTTI losses taken. Real estate is included in other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus. Estimated losses are directly recorded to the carrying value of the asset and recorded as realized losses in the statutory statements of operations. Total accumulated depreciation was
       $49,828 and $46,230 at December 31, 2019 and 2018, respectively.
       Depreciation is computed principally on a straight-line basis.

       The Company's investments in surplus notes of unrelated entities are included in other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus. Surplus note investments with a NAIC designation of NAIC 1 or NAIC 2 are reported at amortized cost. Surplus note investments with a NAIC designation equivalent of NAIC 3 through 6 are reported at the lessor of amortized cost or fair value. An OTTI is considered to have occurred if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the surplus note. If it is determined that a decline in fair value is other than temporary, an impairment loss is recognized as a realized loss equal to the difference between the surplus note's carrying value and the fair value and is reported in earnings.

       Policy loans are carried at the outstanding loan balance less amounts unsecured by the cash surrender value of the policy. Accrued interest on policy loans over 90 days past due is non-admitted and totaled $3,705 and $3,413 as of December 31, 2019 and 2018, respectively.

       Investments in subsidiary companies are accounted for using the equity method and are carried as investments in affiliated companies or as other invested assets, in the case of limited liability companies, in the statutory statements of admitted assets, liabilities and capital and surplus. The Company records changes in its equity in its subsidiaries as credits or charges to capital and surplus. Insurance subsidiaries are recorded using statutory accounting principles. Non-insurance subsidiaries not engaged in prescribed insurance activities are recorded using audited GAAP results. Non-insurance subsidiaries engaged in prescribed insurance activities are recorded using audited GAAP results with certain statutory basis adjustments. Investments in limited liability subsidiaries included in other invested assets totaled
       $(22,963) and $(5,056) at December 31, 2019 and 2018, respectively.

       Commercial paper and bonds with original maturity dates of less than twelve months are considered to be short-term investments. Short-term investments are stated at fair value or amortized cost. Short-term investments at December 31, 2019 and 2018 totaled $7,141 and $8,610, respectively.

       Cash and cash equivalents are carried at cost, which generally approximates fair value. Money market funds are included in cash equivalents and are generally valued at fair value. The Company considers short-term investments that are readily convertible to known amounts of cash and have an original maturity date of three months or less to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance
       Corporation insurance limit.

  12

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

       Derivative Instruments
       ----------------

       The Company uses a variety of derivatives, including swaps, swaptions, forwards, floors, caps, futures and option contracts, to manage the risks associated with cash flows or changes in estimated fair values related to the Company's financial instruments. The Company currently enters into derivative transactions that do not qualify for hedge accounting or in certain cases, elects not to utilize hedge accounting.

       Derivative instruments are generally carried at fair value with changes in fair value recorded in net change in unrealized capital gains and losses on the statutory statements of capital and surplus. Interest income generated by derivative instruments is reported in net realized capital gains (losses) on the statutory statements of operations.

       Several life insurance and annuity products in the Company's liability portfolio contain investment guarantees that create economic exposure to market and interest rate risks. These guarantees take the form of guaranteed withdrawal benefits on variable annuities, lifetime income guarantees on fixed indexed annuities, a guaranteed payout floor on a variable payout annuity, and indexed interest credits on both fixed indexed annuity and fixed indexed universal life products. The Company uses economic hedges including futures contracts, interest rate swaps and exchange traded and over-the-counter (OTC) options in its efforts to minimize the financial risk associated with these product guarantees.

       The Company holds "To-Be-Announced" (TBA) Government National Mortgage
       Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date. These securities are reported at cost as derivative instruments on the statutory statements of admitted assets, liabilities and capital and surplus.

       Realized and Unrealized Capital Gains and Losses
       --------------------------------------------

       Realized capital gains and losses, less federal income taxes and amounts transferred to the IMR, if any, are recognized in net income. Unrealized capital gains and losses are accounted for as a direct increase or decrease to capital and surplus. Both realized and unrealized capital gains and losses are determined using the specific identification method.

       The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of the investments. When the Company determines that an invested asset is other-than-temporarily impaired, the invested asset is written down to a new cost basis and the amount of the impairment is included in realized gains and losses on the statutory statements of operations. Any subsequent recoveries are not recognized until disposition.

       Under the Company's accounting policy for loan-backed and structured securities, if the Company has the intent to sell or the inability or lack of intent to retain a security for a period of time sufficient to recover the amortized cost basis, an OTTI is recognized in earnings equal to the difference between the security's amortized cost basis and the fair value. Otherwise, if the present value of cash flows expected to be collected is less than the amortized cost basis of the security, an OTTI is recognized in earnings equal to the difference

  13

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

       between the investment's amortized cost basis and the present value of cash flows expected to be collected, discounted at the loan-backed or structured security's original effective interest rate.

       For other bonds, when the Company has determined an OTTI has occurred, the security is written-down to fair value. If the impairment is deemed to be non-interest related, an OTTI is recorded in earnings. For interest related declines, an OTTI is recorded when the Company has the intent to sell or does not have the ability to hold the bond until the forecasted recovery occurs. Many criteria are considered during this process including but not limited to, the length of time and the extent to which the current fair value has been below the amortized cost of the security, specific credit issues such as collateral, financial prospects related to the issuer, the Company's intent to sell the security and current economic conditions.

       For common stocks, an OTTI is recorded when the Company does not have the intent and ability to hold the investment for a sufficient period of time to allow for anticipated recovery of unrealized losses. When an
       OTTI has occurred, the entire difference between NAIC fair value and the common stock's cost is charged to earnings. Common stocks that have been in an unrealized loss position of greater than 20% for longer than six months are reviewed specifically using available third party information based on the investee's current financial condition, liquidity, near-term recovery prospects, and other factors. In addition, common stocks that have an unrealized loss position greater than $100 are reviewed based on the individual characteristics of the stock. Preferred stocks with significant unrealized losses are also reviewed on the same basis for impairment.

       The Company evaluates its alternative investments on a fund by fund basis using current and forecasted expectations for future fund performance, the age of the fund, general partner commentary and underlying investments within the fund. If facts and circumstances indicate that the value of the investment will not be recovered, the cost of the investment is written down and an OTTI is recorded in net realized capital gains (losses) on the statutory statements of operations.

       All other material unrealized losses are reviewed for any unusual event that may trigger an OTTI. Determination of the status of each analyzed investment as OTTI or not is made based on these evaluations with documentation of the rationale for the decision.

       The Company may, from time to time, sell invested assets subsequent to the statutory statement of admitted assets, liabilities and capital and surplus date that were considered temporarily impaired at the statutory statement of admitted assets, liabilities and capital and surplus date for several reasons. The rationale for the change in the Company's intent to sell generally focuses on unforeseen changes in the economic facts and circumstances related to the invested asset subsequent to the statutory statement of admitted assets, liabilities and capital and surplus date, significant unforeseen changes in the Company's liquidity needs, changes in interest rates, or changes in tax laws or the regulatory environment. The Company had no material sales of invested assets, previously considered OTTI or in an unrealized loss position, subsequent to the statutory statement of admitted assets, liabilities and capital and surplus dates for either December 31, 2019 or 2018.

       The Company recognizes valuation allowances for impairments of mortgage loans on a specific identification basis. Mortgage loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. A non-performing loan is defined as a loan that is not performing to the contractual

  14

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

       terms of the loan agreement. Examples of non-performing loans may include delinquent loans, requests for forbearance and loans in the process of foreclosure. The valuation allowance is equal to the difference between the carrying value and fair value of the collateral less estimated costs to sell. Changes in the valuation allowance are recorded in net change in unrealized capital gains and losses on the statutory statements of capital and surplus.

       Impairment losses are recorded on investments in real estate and other long-lived assets used in operations when indicators of impairment are present, using undiscounted cash flows if available or independent market appraisals.

       Separate Accounts
       ------------

       Separate account assets represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the
       Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and contractholders.
       Assets consist principally of marketable securities and are reported at fair value of the investments held in the segregated funds. Investment income and gains and losses accrue directly to the policyholders and contractholders. Premiums, benefits and expenses of the separate accounts are reported in the statutory statements of operations. The
       Company receives administrative and investment advisory fees for services rendered on behalf of these accounts, and such fees are recorded as earned.

       The Company periodically invests money in its separate accounts. The fair value of such investments, included with separate account assets, amounted to $37,571 and $34,245 at December 31, 2019 and 2018,
       respectively.

       Included within other liabilities on the statutory statements of admitted assets, liabilities, and capital and surplus are the allowances for CARVM and CRVM. As of December 31, 2019 and 2018, the CARVM and CRVM
       allowances were $(301,794) and $(299,538), respectively.

       Software Capitalization
       -----------------

       Computer software costs incurred for internal use are capitalized and amortized over a three or five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software. The Company had unamortized software costs of $44,414 and $45,516 as of December 31, 2019 and 2018,
       respectively, all of which is non-admitted, and amortized software expense of $10,628, $12,183 and $14,418 for the years ended December 31,
       2019, 2018 and 2017, respectively.

       Non-admitted Assets
       --------------

       Certain assets, designated as "non-admitted assets" (principally deferred taxes that do not meet admissibility testing, investments in affiliated companies, furniture, equipment, computer software, negative
       IMR and certain receivables), amounting to $333,945 and $405,011 at
       December 31, 2019 and 2018, respectively, have been charged to capital and surplus.

       Reinsurance
       ------

       Insurance liabilities are reported after the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid benefits, expense reimbursements and prepaid premiums, and are

  15

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

       included in other assets on the statutory statements of admitted assets, liabilities and capital and surplus. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.

       Policy Reserves
       ---------

       Policy reserves are determined using methods and assumptions consistent with the Standard Valuation Law and presently accepted actuarial standards. Policy reserves on group annuity contracts purchased under a qualified retirement plan are equal to the account value. Policy reserves on all other annuity contracts and life insurance contracts and older variable life policies are equal to the present value of future benefits less the present value of future premiums. The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the date of death. At
       December 31, 2019 and 2018, the amounts of surrender values in excess of reserves were $1,214,539 and $1,109,986, respectively.

       Policy reserves on accident and health contracts are determined using tabular and lag factor methods reflecting Company experience. The
       Company's liability for unpaid accident and health claims and claim adjustment expenses are determined using appropriate interest rate tables, company experience and actuarial studies.

       For substandard policies, if a flat premium is charged, the reserve is one-half of the extra premium. For reserves determined using a tabular method, the reserve is calculated by an exact method using multiples of standard mortality as determined by the currently assigned mortality category. As of December 31, 2019 and 2018, the Company had $14,163,056
       and $8,822,745, respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation.

       Other policy liabilities include premium deposit funds and experience rated refund balances for certain group life insurance contracts.

       During 2019, the Company recorded a change in valuation basis related to certain reserves on life term products. The change in valuation basis resulted in a cumulative effect adjustment to increase capital and surplus by $43,552 and is reported in change in reserve due to change in valuation basis on the statutory statements of operations and capital and surplus. The tax impact of this adjustment is $9,145 and is included in net change in deferred taxes on the statutory statements of operations and capital and surplus.

       During the 2019 financial reporting process, the Company identified an adjustment related to certain deferred fixed indexed annuity reserves recorded in prior years. The adjustment resulted in a decrease in beginning 2019 capital and surplus of $32,713 after-tax and is reflected in other, net on the statements of operations and capital and surplus.

       Liability for Accident and Health Losses and Loss Adjustment Expenses
       -----------------------------------------------------------------

       The liability for unpaid losses and loss adjustment expenses includes an amount for losses incurred but unreported, based on past experience, as well as an amount for reported but unpaid losses, which is calculated on a case-by-case basis. Such liabilities are necessarily based on assumptions and estimates. While management believes that the amount is adequate, the ultimate liability may be in excess of or less than the

  16

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

       amount estimated. The methods, including key assumptions, of making such estimates and for establishing the resulting liability are continually reviewed and any adjustments are reflected in the period such change in estimate is made. The liability for unpaid accident and health claims and claim adjustment expenses, net of reinsurance, is included in accident and health policy reserves and policy claims in process of settlement on the statutory statements of admitted assets, liabilities and capital and surplus.

       Participating Business
       -----------------

       Dividends on participating policies and other discretionary payments are declared by the Company's Board of Directors based upon actuarial determinations that take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are generally recognized as expenses when declared by the Company's Board of
       Directors and up to one year in advance of the payout dates. At December
       31, 2019 and 2018, the total participating business in force was
       $2,027,301 and $2,197,301, respectively. As a percentage of total life insurance in force, participating business in force represented 0.2% at both December 31, 2019 and 2018.

       For 2019, 2018 and 2017, premiums under individual and group life participating policies were $41,908, $41,963 and $41,073, respectively.
       The Company accounts for its policyholder dividends based upon the contribution method. The Company paid dividends in 2019, 2018 and 2017 in the amount of $7,022, $7,249, and 7,694, respectively, to policyholders and did not allocate any additional income to such policyholders.

       Federal Income Taxes
       ----------------

       The Company files a consolidated life/non-life federal income tax return with Minnesota Mutual Companies, Inc. (MMC), the Company's ultimate parent. Entities included in the consolidated return include: Securian
       Holding Company, Robert Street Property Management, Inc., Securian
       Financial Group, Inc. (SFG), Securian Casualty Company, Securian
       Ventures, Inc., Securian Financial Services, Inc. (SFS), Securian Trust
       Company, Securian Asset Management, Inc. (Securian AM), Ochs Inc.,
       Lowertown Capital, LLC, Empyrean Holding Company, Inc. and its
       subsidiaries and Minnesota Life Insurance Company and its subsidiaries.
       Empyrean Holding Company's subsidiaries include Empyrean Benefits
       Solutions, Inc., Empyrean Insurance Services, Inc. and Spinnaker
       Holdings, LLC. Minnesota Life's subsidiaries include Securian Life
       Insurance Company (Securian Life), Allied Solutions LLC (Allied),
       Securian AAM Holdings, LLC, Marketview Properties, LLC, Marketview
       Properties II, LLC, Marketview Properties III, LLC, Marketview
       Properties IV, LLC and Oakleaf Service Corporation.

       The method of allocation between companies is subject to written agreement, approved by an officer of the Company. Under the agreement, the Company computes federal income taxes on a separate return basis, and benefit is given for operating losses and credits as utilized to reduce consolidated federal income taxes. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue
       Service (IRS).

       The Company provides for federal income taxes based on amounts the
       Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the statutory financial statements. Any such change could significantly affect the amounts reported in the statutory statements of operations. Management has used

  17

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

       best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

       Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Gross deferred tax assets and liabilities are measured using enacted tax rates, and a statutory valuation allowance must be established if it is more likely than not that some portion or all of the gross deferred tax assets will not be realized. The adjusted gross deferred tax assets are then considered for admitted asset status according to the admissibility tests as set forth by the NAIC. Changes in deferred tax assets and deferred tax liabilities, including changes attributable to changes in tax rates, are recognized as a component of unassigned surplus.

       Use of Estimates
       ----------

       The preparation of financial statements in conformity with statutory accounting practices requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the dates of the statutory statements of admitted assets, liabilities and capital and surplus and the reported amounts of revenues and expenses during the reporting period. Future events, including but not limited to, changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the financial statements and such changes in estimates are generally recorded on the statutory statements of operations in the period in which they are made.

       The most significant estimates include those used in determining policy reserves, policy claims in process of settlement, valuation of and impairment losses on investments, valuation allowances or impairments for mortgage loans on real estate, federal income taxes and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the statements of admitted assets, liabilities and capital and surplus date. Management believes the amounts provided are appropriate.

(3)    RISKS

       The Company's financial statements are based on estimates and assumptions that are subject to significant business, economic and competitive risks and uncertainties, many of which are beyond the
       Company's control or are subject to change. As such, actual results could differ from the estimates used in the financial statements and the value of the Company's investments, its financial condition and its liquidity could be adversely affected. The following risks and uncertainties, among others, may have such an effect:

             -   Economic environment and capital markets-related risks such as those related to interest rates, equity markets, credit
                 spreads, real estate, and derivatives.
             -   Investment-related risks such as those related to valuation, impairment, and concentration.

  18

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(3)   RISKS (CONTINUED)

             -    Business and operational-related risks such as those related to mortality/longevity, morbidity and claims experience,
                  reinsurers and counterparties, liquidity, ratings,
                  competition, cyber or other information security, fraud, and overall risk management.
             -    Catastrophic and pandemic event-related risks such as
                  COVID-19 that may impact policyholder behavior and claims
                  experience, volatility in financial markets and economic
                  activity, and operations.
             -    Acquisition, disposition, or other structural change related risks.
             -    Regulatory and legal risks such as those related to changes in fiscal, tax and other legislation, insurance and other
                  regulation, and accounting standards.

       The Company actively monitors and manages risks and uncertainties through a variety of policies and procedures in an effort to mitigate or minimize the adverse impact of any exposures impacting the financial statements.

(4)    FAIR VALUE OF FINANCIAL INSTRUMENTS

       Financial Assets and Financial Liabilities Reported at Fair Value
       -----------------------------------------------------------

       The fair value of the Company's financial assets and financial liabilities has been determined using available market information as of
       December 31, 2019 and 2018.

       Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses the market approach which utilizes prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. To a lesser extent, the Company also uses the income approach which uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the
       Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances. Considerable judgement is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

       The Company is required to categorize its financial assets and financial liabilities carried at fair value on the statutory statements of admitted assets, liabilities and capital and surplus according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

             Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

             Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities.

  19

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(4)   FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

                Level 3 - Fair value is based on at least one or more
                significant unobservable inputs. These inputs reflect the
                Company's assumptions about the inputs market participants would use in pricing the assets or liabilities.

         The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

         The following table summarizes the Company's financial assets and financial liabilities carried at fair value as of December 31, 2019:

                                                                                  LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
                                                                                -----------  ------------  --------  ------------

        Common stocks                                                           $   472,062  $         --   $  540   $    472,602
        Derivative instruments                                                       69,400       775,788       --        845,188
        Cash equivalents                                                            121,416            --       --        121,416
        Separate account assets                                                   5,896,776    23,841,446    5,920     29,744,142
                                                                                -----------  ------------  --------  ------------
         Total financial assets                                                 $ 6,559,654  $ 24,617,234   $6,460   $ 31,183,348
                                                                                ===========  ============  ========  ============
        Derivative instruments (1)                                              $        23  $    287,216   $   --   $    287,239
                                                                                -----------  ------------  --------  ------------
         Total financial liabilities                                            $        23  $    287,216   $   --   $    287,239
                                                                                ===========  ============  ========  ============

        (1)  Included in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

         The following table summarizes the Company's financial assets and financial liabilities carried at fair value as of December 31, 2018:

                                                                                   LEVEL 1       LEVEL 2      LEVEL 3      TOTAL
                                                                                 -----------  ------------  ---------  ------------

        Common stocks                                                            $   379,321  $         --   $    --   $    379,321
        Derivative instruments                                                         4,184       108,953        --        113,137
        Cash equivalents                                                             133,771            --        --        133,771
        Separate account assets                                                    4,656,252    19,510,926     5,045     24,172,223
                                                                                 -----------  ------------  ---------  ------------
         Total financial assets                                                  $ 5,173,528  $ 19,619,879   $ 5,045   $ 24,798,452
                                                                                 ===========  ============  =========  ============
        Derivative instruments (1)                                               $        13  $     27,595   $    --   $     27,608
                                                                                 -----------  ------------  ---------  ------------
         Total financial liabilities                                             $        13  $     27,595   $    --   $     27,608
                                                                                 ===========  ============  =========  ============

        (1)  Included in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

         The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows:

         COMMON STOCKS

         The Company's common stocks consist primarily of investments in common stock of publicly traded companies. The fair values of common stocks are based on quoted market prices in active markets for identical assets and are classified within Level 1.

  20

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(4)   FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

       DERIVATIVE INSTRUMENTS

       Derivative instrument fair values are based on quoted market prices when available. If a quoted market price is not available, fair value is estimated using current market assumptions and modeling techniques, which are then compared with quotes from counterparties.

       The majority of the Company's derivative positions are traded in the OTC derivative market and are classified as Level 2. The fair values of most
       OTC derivatives are determined using discounted cash flow or third party pricing models. The significant inputs to the pricing models are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data.
       Significant inputs that are unobservable generally include: independent broker quotes and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. In general, OTC derivatives are compared to an outside broker quote when available and are reviewed in detail through the Company's valuation oversight group. OTC derivatives valued using significant unobservable inputs would be classified as Level 3.

       The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

       CASH EQUIVALENTS

       Money market funds are reported as cash equivalents. All money market funds are generally valued using unadjusted prices in active markets and are reflected in Level 1. The Company carried a small amount of non-exchange traded common stock classified within Level 3.

       SEPARATE ACCOUNT ASSETS

       Separate account assets are reported as a summarized total and are carried at estimated fair value based on the underlying assets in which the separate accounts are invested. Valuations for common stock and short-term investments are determined consistent with similar instruments as previously described. When available, fair values of bonds are based on quoted market prices of identical assets in active markets and are reflected in Level 1. When quoted prices are not available, the Company's process is to obtain prices from third party pricing services, when available, and generally classify the security as
       Level 2. Valuations for certain mutual funds and pooled separate accounts are classified as Level 2 as the values are based upon quoted prices or reported net asset values provided by the fund managers with little readily determinable public pricing information. Other valuations using internally developed pricing models or broker quotes are generally classified as Level 3.

  21

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(4)   FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

        The following table provides a summary of changes in fair value of
        Level 3 financial assets and financial liabilities measured at fair value during the year ended December 31, 2019:

                                                           TOTAL REALIZED AND
                                                            UNREALIZED GAINS
                                                          (LOSSES) INCLUDED IN:
                                                        -----------------------
                                                                                  PURCHASES,
                                           BALANCE AT                              SALES AND      TRANSFERS    TRANSFERS     BALANCE
                                            BEGINNING        NET                 SETTLEMENTS,       IN TO       OUT OF       AT END
                                             OF YEAR     INCOME (1)     SURPLUS     NET (3)      LEVEL 3 (2)  LEVEL 3 (2)    OF YEAR
                                          ------------  ------------   --------  -------------  ------------  -----------  ---------

        Separate account assets             $ 5,045         $ --        $ 443        $ 432          $ --         $ --       $ 5,920
        Common stocks                            --           --           --          540            --           --           540
                                          ------------  ------------   --------  -------------  ------------  -----------  ---------
          Total financial assets            $ 5,045         $ --        $ 443        $ 972          $ --         $ --       $ 6,460
                                          ============  ============   ========  =============  ============  ===========  =========

        (1) The amounts included in this column, exclusive of separate account losses, are reported in net realized capital gains (losses) on the statutory statements of operations and capital and surplus.
        (2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.
        (3) The following table provides the bifurcation of the net purchases and sales.

        The following table provides the bifurcation of the net purchases and sales during the year ended December 31, 2019:

                                                                                                                        PURCHASES,
                                                                                                                         SALES AND
                                                                                                                       SETTLEMENTS,
                                                                                    PURCHASES    SALES   SETTLEMENTS        NET
                                                                                   ----------   ------   -----------   ------------

        Separate account assets                                                      $  905     $(473)       $--           $432
        Common stocks                                                                   540        --         --            540
                                                                                   ----------   ------   -----------   ------------
         Total financial assets                                                      $1,445     $(473)       $--           $972
                                                                                   ==========   ======   ===========   ============

        The following table provides a summary of changes in fair value of
        Level 3 financial assets and financial liabilities measured at fair value during the year ended December 31, 2018:

                                                           TOTAL REALIZED AND
                                                            UNREALIZED GAINS
                                                          (LOSSES) INCLUDED IN:
                                                        -----------------------
                                                                                  PURCHASES,
                                           BALANCE AT                              SALES AND      TRANSFERS    TRANSFERS     BALANCE
                                            BEGINNING        NET                 SETTLEMENTS,       IN TO       OUT OF       AT END
                                             OF YEAR     INCOME (1)     SURPLUS     NET (3)      LEVEL 3 (2)  LEVEL 3 (2)    OF YEAR
                                          ------------  ------------   --------  -------------  ------------  -----------  ---------

        Separate account assets              $ 886          $ --        $ 365       $ 2,381        $1,413        $ --       $ 5,045
                                          ------------  ------------   --------  -------------  ------------  -----------  ---------
          Total financial assets             $ 886          $ --        $ 365       $ 2,381        $1,413        $ --       $ 5,045
                                          ============  ============   ========  =============  ============  ===========  =========

        (1) The amounts included in this column, exclusive of separate account losses, are reported in net realized capital gains (losses) on the statutory statements of operations and capital and surplus.

  22

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(4)   FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

       (2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.
       (3) The following table provides the bifurcation of the net purchases and sales.

        The following table provides the bifurcation of the net purchases and sales during the year ended December 31, 2018:

                                                                                                                         PURCHASES,
                                                                                                                          SALES AND
                                                                                                                        SETTLEMENTS,
                                                                                    PURCHASES    SALES    SETTLEMENTS        NET
                                                                                   -----------   ------  ------------   ------------

        Separate account assets                                                      $ 2,780     $(399)      $ --          $2,381
                                                                                   -----------   ------  ------------   ------------
         Total financial assets                                                      $ 2,780     $(399)      $ --          $2,381
                                                                                   ===========   ======  ============   ============

        At December 31, 2019 and 2018, the Company carried an immaterial amount of Level 3 assets and liabilities which are comprised of separate account assets. The Company uses a discounted cash flow methodology that looks at yield/spread to U.S. Treasuries inputs to price the securities. For any increase (decrease) in the yield/spread to U.S.
        Treasuries, the fair value of the asset will decrease (increase).

  23

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(4)   FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

        Financial Assets and Financial Liabilities
        ------------------------------------------

        The following table summarizes by level of fair value hierarchy the aggregate fair value of financial assets and liabilities held by the
        Company as of December 31, 2019:

                                                                                                                            NOT
                                                                                                                        PRACTICABLE
                                                   AGGREGATE     CARRYING                                                CARRYING
                                                  FAIR VALUE       VALUE        LEVEL 1       LEVEL 2       LEVEL 3        VALUE
                                                 ------------  ------------  ------------  ------------  ------------  ------------

        Bonds:
          U.S. government securities             $    557,248  $    545,386  $    557,248  $         --  $         --    $     --
          Agencies not backed by the full
           faith and credit of the
           U.S. government                            857,398       807,698            --       857,398            --          --
          Foreign government securities                28,164        26,324            --        28,164            --          --
          Corporate securities                     13,402,721    12,471,875         3,050    11,107,735     2,291,936          --
          Asset-backed securities                     710,510       691,559            --       674,484        36,026          --
          Commercial mortgage-backed
           securities (CMBS)                        1,804,777     1,743,322            --     1,804,777            --          --
          Residential mortgage-backed
           securities (RMBS)                        1,883,547     1,786,119            --     1,883,547            --          --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
           Total bonds                             19,244,365    18,072,283       560,298    16,356,105     2,327,962          --
        Common stock                                  472,602       486,402       472,062            --           540      13,800
        Preferred stock                                68,788        64,762        19,560        31,077        18,151          --
        Mortgage loans                              4,251,570     4,148,884            --            --     4,251,570          --
        Derivative instruments:
          Other derivative instruments                845,188       845,188        69,400       775,788            --          --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
           Total derivative instruments               845,188       845,188        69,400       775,788            --          --
        Policy loans                                  707,512       588,342            --            --       707,512          --
        Short-term investments                          7,141         7,141         5,477         1,664            --          --
        Cash equivalents                              210,920       210,912       210,169           751            --          --
        Surplus notes                                 103,150        94,015            --       103,150            --          --
        Separate account assets                    29,744,142    29,744,142     5,896,776    23,841,446         5,920          --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
           Total financial assets                $ 55,655,378  $ 54,262,071  $  7,233,742  $ 41,109,981  $  7,311,655    $ 13,800
                                                 ============  ============  ============  ============  ============  ============
        Deferred annuities                       $  2,324,624  $  2,543,049  $         --  $         --  $  2,324,624    $     --
        Other fund deposits                         2,363,878     2,365,339            --            --     2,363,878          --
        Supplementary contracts without
          flife contingencies                         145,377       145,377            --            --       145,377          --
        Annuity certain contracts                     115,551       110,088            --            --       115,551          --
        Borrowed money                                 45,174        45,000            --            --        45,174          --
        Derivative liabilities (1)                    287,239       287,239            23       287,216            --          --
        Separate account liabilities               20,475,110    20,475,110     5,896,776    14,572,414         5,920          --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
           Total financial liabilities           $ 25,756,953  $ 25,971,202  $  5,896,799  $ 14,859,630  $  5,000,524    $     --
                                                 ============  ============  ============  ============  ============  ============

        (1) Included in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

  24

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(4)   FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

        The following table provides a summary of financial assets with a not practicable carrying value as of December 31, 2019:

                                                                                                   EXPLANATION FOR INVESTMENTS
                                      CARRYING VALUE  EFFECTIVE INTEREST RATE   MATURITY DATE             HELD AT COST
                                     ---------------  -----------------------  --------------  ----------------------------------

        Common stock                      $13,800               N/A                  N/A          Nonmarketable FHLB membership

        The following table summarizes by level of fair value hierarchy the aggregate fair value of financial assets and liabilities held by the
        Company as of December 31, 2018:

                                                                                                                            NOT
                                                                                                                        PRACTICABLE
                                                   AGGREGATE     CARRYING                                                CARRYING
                                                  FAIR VALUE       VALUE        LEVEL 1       LEVEL 2       LEVEL 3        VALUE
                                                 ------------  ------------  ------------  ------------  ------------  ------------

        Bonds:
          U.S. government securities             $    481,109  $    469,314  $    481,109  $         --  $         --    $     --
          Agencies not backed by the full
           faith and credit of the
           U.S. government                            825,679       818,015            --       825,679            --          --
          Foreign government securities                44,239        43,444            --        44,239            --          --
          Corporate securities                     10,168,156    10,402,409         4,438     8,500,275     1,663,443          --
          Asset-backed securities                     564,306       567,660            --       525,772        38,534          --
          Commercial mortgage-backed
           securities (CMBS)                        1,524,427     1,538,202            --     1,524,427            --          --
          Residential mortgage-backed
           securities (RMBS)                        1,719,241     1,681,037            --     1,719,237             4          --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
           Total bonds                             15,327,157    15,520,081       485,547    13,139,629     1,701,981          --
        Common stock                                  379,321       395,121       379,321            --            --      15,800
        Preferred stock                                46,760        49,406        14,671        32,089            --          --
        Mortgage loans                              3,556,569     3,614,864            --            --     3,556,569          --
        Derivative instruments:
          TBA derivative instruments                   36,901        36,461            --        36,901            --          --
          Other derivative instruments                113,137       113,137         4,184       108,953            --          --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
           Total derivative instruments               150,038       149,598         4,184       145,854            --          --
        Policy loans                                  626,852       519,511            --            --       626,852          --
        Short-term investments                          8,607         8,610         1,099         7,508            --          --
        Cash equivalents                              134,271       134,271       133,771           500            --          --
        Surplus notes                                  71,978        78,703            --        71,978            --          --
        Separate account assets                    24,172,223    24,172,223     4,656,252    19,510,926         5,045          --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
           Total financial assets                $ 44,473,776  $ 44,642,388  $  5,674,845  $ 32,908,484  $  5,890,447    $ 15,800
                                                 ============  ============  ============  ============  ============  ============
        Deferred annuities                       $  2,075,454  $  2,049,493  $         --  $         --  $  2,075,454    $     --
        Other fund deposits                         2,264,506     2,283,239            --            --     2,264,506          --
        Supplementary contracts without
          life contingencies                          133,431       133,431            --            --       133,431          --
        Annuity certain contracts                     106,884       107,007            --            --       106,884          --
        Borrowed money                                 25,781        25,000            --            --        25,781          --
        Derivative liabilities (1)                     27,608        27,608            13        27,595            --          --
        Separate account liabilities               16,126,782    16,126,782     4,656,252    11,465,485         5,045          --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
           Total financial liabilities           $ 20,760,446  $ 20,752,560  $  4,656,265  $ 11,493,080  $  4,611,101    $     --
                                                 ============  ============  ============  ============  ============  ============

        (1) Included in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

  25

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(4)   FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

        The following table provides a summary of financial assets with a not practicable carrying value as of December 31, 2018:

                                                                                                   EXPLANATION FOR INVESTMENTS
                                      CARRYING VALUE  EFFECTIVE INTEREST RATE   MATURITY DATE             HELD AT COST
                                     ---------------  -----------------------  --------------  ----------------------------------

        Common stock                      $15,800               N/A                  N/A          Nonmarketable FHLB membership

        Financial Assets and Financial Liabilities Reported at Other Than Fair
               Value
        ------------------------------------------------------------------------

        The Company uses various methods and assumptions to estimate the fair value of financial assets and financial liabilities that are not carried at fair value on the statutory statements of admitted assets, liabilities and capital and surplus.

        Refer to note 2 Summary of Significant Accounting Policies and note 6
        Derivative Instruments for additional fair value disclosures concerning bonds, cash equivalents, other invested assets and derivatives.

        When available, fair values of bonds and surplus notes of unrelated entities are based on quoted market prices of identical assets in active markets and are reflected in Level 1.

        When quoted prices are not available, the Company's process is to obtain prices from third party pricing services, when available. The
        Company generally receives prices from pricing services and maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. The Company's primary pricing service has policies and processes to ensure that it is using objectively verifiable observable market data. The pricing service regularly reviews the valuation inputs for instruments covered and publishes and updates a summary of inputs used in its valuations by major type. The market inputs utilized in the pricing valuation depend on asset class and market conditions but typically include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. If the pricing service determines it does not have sufficient objectively verifiable information about an instrument's valuation, it discontinues providing a valuation. In this instance, the Company would be required to produce its own internally modeled estimate of fair value.

        Prices are reviewed by affiliated asset managers and management to validate reasonability. Instruments with validated prices from pricing services are generally reflected in Level 2. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service.
        If the pricing service updates the price to be more consistent in comparison to the presented market observations, the instrument remains within Level 2.

        For instruments where quoted market prices are not available or the
        Company concludes the pricing information received from third party pricing services is not reflective of market activity - generally private placement bonds or bonds that do not trade regularly - a matrix pricing, discounted cash flow or other model is used. The pricing models are developed by obtaining spreads versus the U.S. Treasury yield for corporate bonds with varying weighted average lives and ratings. The weighted average life and rating of a particular instrument to be priced are important inputs into the model and are used to determine a corresponding spread that is added to the U.S.
        Treasury yield to create an estimated market yield for that instrument.
        The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then

  26

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(4)   FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

       used to estimate the fair value. Certain other valuations are based on independent non-binding broker quotes. Instruments valued using pricing models or broker quotes are reflected in Level 3.

       Fair values of mortgage loans are based upon matrix pricing and discounted cash flows. Fair values of policy loans are estimated by discounting expected cash flows. The expected cash flows reflect an estimate for the timing of repayment of the loans and weighted average loan interest rates.

       The fair value of deferred annuities and other fund deposits, which have guaranteed interest rates and surrender charges, were calculated using
       CARVM calculation procedures and current market interest rates. The
       Company believes this a reasonable approximation of fair value.
       Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

       The fair value of supplementary contracts without life contingencies and annuity certain contracts are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

       The carrying amount of short-term borrowed money approximates the fair value. The fair value of long-term borrowed money is estimated based on primarily the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities.

       Certain separate account liabilities represent balances due to policyholders under contracts that are classified as investment contracts. Since these separate account liabilities are fully funded by the cash flows from the separate account assets which are recognized at estimated fair value, the value of those assets approximates the carrying and fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

(5)    INVESTMENTS

       Bonds and Common Stocks
       ---------------------

       The Company's bond portfolio consists primarily of public and private corporate bonds, mortgage and other asset-backed bonds and U.S.
       government and agency obligations.

       The Company invests in private placement bonds to enhance the overall value of its portfolio, increase diversification and obtain higher yields than are possible with comparable publicly traded bonds.
       Generally, private placement bonds provide broader access to management information, strengthened negotiated protective covenants, call protection features and, frequently, improved seniority of collateral protection. Private placement bonds generally are only tradable subject to restrictions by federal and state securities laws and are, therefore, less liquid than publicly traded bonds.

       The Company holds CMBS that may be originated by single or multiple issuers, which are collateralized by mortgage loans secured by income producing commercial properties such as office buildings, multi-family dwellings, industrial, retail, hotels and other property types.

  27

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(5)   INVESTMENTS (CONTINUED)

        The Company's RMBS portfolio consists of pass-through securities, which are pools of mortgage loans collateralized by single-family residences and primarily issued by government sponsored entities (e.g., GNMA, FNMA and FHLMC), and structured pass-through securities, such as collateralized mortgage obligations, that may have specific prepayment and maturity profiles and may be issued by either government sponsored entities or "private label" issuers. The Company's RMBS portfolio primarily contains loans made to borrowers with strong credit histories. The Company's portfolio consisted of $1,743,331 and
        $1,650,755 agency backed RMBS and $42,788 and $30,282 non-agency backed
        RMBS as of December 31, 2019 and 2018, respectively. The Company's RMBS portfolio also includes Alt-A mortgage loans to customers who have good credit ratings but have limited documentation for their source of income or some other standards used to underwrite the mortgage loan, and subprime residential loans to customers with weak credit profiles, including mortgages originated using relaxed mortgage-underwriting standards.

        The Company's asset-backed securities portfolio consists of securities collateralized by the cash flows of receivables relating to credit cards, automobiles, manufactured housing and other asset class loans.

        The admitted asset value, gross unrealized gains and losses and estimated fair value of investments in bonds were as follows:

                                                                                                GROSS         GROSS
                                                                               ADMITTED      UNREALIZED    UNREALIZED       FAIR
        DECEMBER 31, 2019                                                     ASSET VALUE       GAINS        LOSSES         VALUE
        ------------------------------------------------------------------   ------------  ------------   -----------   ------------

        U.S. government securities                                           $    545,386   $    11,976     $    114    $    557,248
        Agencies not backed by the full faith
          and credit of the U.S. government                                       807,698        49,835          135         857,398
        Foreign government securities                                              26,324         1,840           --          28,164
        Corporate securities                                                   12,471,875       942,646       11,800      13,402,721
        Asset-backed securities                                                   691,559        19,414          463         710,510
        CMBS                                                                    1,743,322        62,154          699       1,804,777
        RMBS                                                                    1,786,119        98,115          687       1,883,547
                                                                             ------------  ------------   -----------   ------------
          Total                                                              $ 18,072,283   $ 1,185,980     $ 13,898    $ 19,244,365
                                                                             ============  ============   ===========   ============

                                                                                               GROSS         GROSS
                                                                              ADMITTED      UNREALIZED    UNREALIZED        FAIR
        DECEMBER 31, 2018                                                    ASSET VALUE       GAINS        LOSSES          VALUE
        -----------------------------------------------------------------   ------------   -----------    ----------    ------------

        U.S. government securities                                          $    469,314    $  12,154     $      359    $    481,109
        Agencies not backed by the full faith
          and credit of the U.S. government                                      818,015       15,071          7,407         825,679
        Foreign government securities                                             43,444        1,869          1,074          44,239
        Corporate securities                                                  10,402,409       98,957        333,210      10,168,156
        Asset-backed securities                                                  567,660        5,299          8,653         564,306
        CMBS                                                                   1,538,202        8,246         22,021       1,524,427
        RMBS                                                                   1,681,037       48,587         10,383       1,719,241
                                                                            ------------   -----------    ----------    ------------
          Total                                                             $ 15,520,081    $ 190,183     $  383,107    $ 15,327,157
                                                                            ============   ===========    ==========    ============

  28

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(5)   INVESTMENTS (CONTINUED)

        The admitted asset value and estimated fair value of bonds at December
        31, 2019, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                                            ADMITTED        FAIR
                                                                                                           ASSET VALUE      VALUE
                                                                                                          ------------  ------------

        Due in one year or less                                                                           $    425,633  $    430,728
        Due after one year through five years                                                                4,121,548     4,296,754
        Due after five years through ten years                                                               3,780,540     4,007,841
        Due after ten years                                                                                  5,523,562     6,110,208
                                                                                                          ------------  ------------
                                                                                                            13,851,283    14,845,531
        Asset-backed and mortgage-backed securities                                                          4,221,000     4,398,834
                                                                                                          ------------  ------------
          Total                                                                                           $ 18,072,283  $ 19,244,365
                                                                                                          ============  ============

        The Company had certain bonds with a reported fair value lower than the amortized cost of the investment as follows:

                                                                                                 DECEMBER 31, 2019
                                                                               ----------------------------------------------------
                                                                                                LESS THAN 12 MONTHS
                                                                               ----------------------------------------------------
                                                                                               AMORTIZED    UNREALIZED    SECURITY
                                                                               FAIR VALUE        COST         LOSSES        COUNT
                                                                               -----------   ------------  ------------   ---------

        U.S. government securities                                             $    56,853   $    56,967     $     114          9
        Agencies not backed by the full faith and
          credit of the U.S. government                                             23,400        23,534           134          7
        Corporate securities                                                       438,956       444,610         5,654         89
        Asset-backed securities                                                     92,276        92,724           448         36
        CMBS                                                                       107,788       108,469           681          6
        RMBS                                                                       122,203       122,649           446         20

                                                                                                 DECEMBER 31, 2019
                                                                               ----------------------------------------------------
                                                                                               12 MONTHS OR GREATER
                                                                               ----------------------------------------------------
                                                                                               AMORTIZED    UNREALIZED    SECURITY
                                                                                FAIR VALUE       COST         LOSSES        COUNT
                                                                               -----------   ------------   -----------   ---------

        U.S. government securities                                             $        --   $        --     $      --         --
        Agencies not backed by the full faith and
          credit of the U.S. government                                                499           500             1          1
        Corporate securities                                                       105,678       111,824         6,146         32
        Asset-backed securities                                                     11,527        11,542            15          6
        CMBS                                                                         2,674         2,692            18          7
        RMBS                                                                        23,316        23,557           241         19

  29

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(5)   INVESTMENTS (CONTINUED)

                                                                                                  DECEMBER 31, 2018
                                                                                ---------------------------------------------------
                                                                                                 LESS THAN 12 MONTHS
                                                                                ---------------------------------------------------
                                                                                                AMORTIZED    UNREALIZED    SECURITY
                                                                                 FAIR VALUE       COST         LOSSES        COUNT
                                                                                -----------   ------------  ------------   --------

        U.S. government securities                                              $   148,447   $   148,500    $       53          7
        Agencies not backed by the full faith and
          credit of the U.S. government                                             206,407       210,316         3,909         43
        Foreign securities                                                              119           126             7          1
        Corporate securities                                                      5,396,088     5,663,116       267,028      1,051
        Asset-backed securities                                                     205,859       209,647         3,788         46
        CMBS                                                                        723,884       735,025        11,141         50
        RMBS                                                                        439,275       445,371         6,096         73

                                                                                                 DECEMBER 31, 2018
                                                                               ----------------------------------------------------
                                                                                               12 MONTHS OR GREATER
                                                                               ----------------------------------------------------
                                                                                               AMORTIZED    UNREALIZED    SECURITY
                                                                               FAIR VALUE        COST         LOSSES        COUNT
                                                                               -----------   ------------  ------------   ---------

        U.S. government securities                                             $     6,978   $     7,284     $     306          8
        Agencies not backed by the full faith and
          credit of the U.S. government                                             68,353        71,851         3,498         29
        Foreign securities                                                           9,186        10,253         1,067          1
        Corporate securities                                                       804,263       870,445        66,182        167
        Asset-backed securities                                                    155,957       160,822         4,865         52
        CMBS                                                                       335,991       346,871        10,880         46
        RMBS                                                                       133,156       137,443         4,287         56

        For bonds where the carrying value exceeds fair value, the Company expects to collect all principal and interest payments, excluding previously recorded OTTI. In determining whether an impairment is other than temporary, the Company evaluates its intent and need to sell a security prior to its anticipated recovery in fair value. The Company performs ongoing analysis of liquidity needs, which includes cash flow testing. Cash flow testing includes duration matching of the investment portfolio and policyholder liabilities. As of December 31, 2019, the
        Company does not intend to sell and does not believe that it will be required to sell investments with an unrealized loss prior to recovery.

        The following paragraphs summarize the Company's evaluation of investment categories where carrying value exceeds fair value as of
        December 31, 2019.

        U.S. government securities are temporarily impaired due to current interest rates and not credit-related reasons. The Company expects to collect all principal and interest on these securities.

        Agencies not backed by the full faith and credit of the U.S. government are temporarily impaired due to interest rates and not credit-related reasons. Although not backed by the full faith and credit of the U.S.
        government, these securities generally trade as if they are.

        Foreign government securities are temporarily impaired due to current interest rates and not credit-related reasons. The Company expects to collect all principal and interest on these securities.

  30

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(5)   INVESTMENTS (CONTINUED)

        Unrealized losses related to corporate securities are due to interest rates that are higher, and current market spreads that are wider than at the securities' respective purchase dates. The Company performed an analysis of the financial performance of the underlying issuers and determined that the entire amortized cost for each temporarily-impaired security is expected to be recovered.

        Asset-backed securities, CMBS and RMBS are impacted by both interest rates and the value of the underlying collateral. The Company utilizes discounted cash flow models using outside assumptions to determine if an OTTI is warranted.

        The Company's CMBS portfolio had initial ratings of AA or higher and are diversified by property type and geographic location. The Company's
        CMBS portfolio is primarily super senior and senior securities as opposed to mezzanine or below. Commercial real estate fundamentals have impacted most of the asset class and the Company has recognized OTTI when warranted. All CMBS securities that were in an unrealized loss position for twelve months or longer as of December 31, 2019 were investment grade securities (BBB or better).

        The Company's RMBS portfolio primarily consists of residential mortgages to prime borrowers. Fluctuations in the U.S. housing market continues to impact the valuations across the entire asset class. As of
        December 31, 2019, 97.6% of the RMBS portfolio was invested in agency pass-through securities. All RMBS securities that were in an unrealized loss position for twelve months or longer as of December 31, 2019 were investment grade securities (BBB or better). Credit support for the
        RMBS holdings remains high.

        At December 31, 2019 and 2018, bonds with a carrying value of $8,070 and $8,026, respectively, were on deposit with various regulatory authorities as required by law.

        The common stock portfolio is managed with the objective of capturing long-term capital gains with a moderate level of current income. The carrying value of the Company's common stock portfolio totaled $486,402 and $395,121 as of December 31, 2019 and 2018, respectively.

        The Company had certain common stocks with a reported fair value lower than the carrying value of the investment as follows:

                                                                                                 LESS THAN 12 MONTHS
                                                                                  -----------------------------------------------
                                                                                                CARRYING    UNREALIZED   SECURITY
                                                                                  FAIR VALUE      VALUE       LOSSES       COUNT
                                                                                  ----------    ---------   -----------  --------

        December 31, 2019                                                          $  30,124    $ 32,556     $ 2,432         25
        December 31, 2018                                                            139,932     155,648      15,716        119

                                                                                                12 MONTHS OR GREATER
                                                                                  -----------------------------------------------
                                                                                                CARRYING    UNREALIZED   SECURITY
                                                                                  FAIR VALUE      VALUE       LOSSES       COUNT
                                                                                  ----------    ---------   -----------  --------

        December 31, 2019                                                          $   8,559    $ 10,446     $ 1,887         12
        December 31, 2018                                                              1,028       1,754         726          3

        Common stocks with unrealized losses at December 31, 2019 primarily represent highly diversified publicly traded common stocks that have positive outlooks for near-term future recovery.

  31

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(5)   INVESTMENTS (CONTINUED)

        Mortgage Loans
        ------------

        The Company underwrites commercial mortgages on general purpose income producing properties and the Company has defined its portfolio segment as the commercial mortgage loan portfolio in total with the class segments defined as office buildings, retail facilities, apartment, industrial and other properties. Geographic and property type diversification is also considered in analyzing investment opportunities, as well as property valuation and cash flow. The mortgage loan portfolio totaled $4,148,884 and $3,614,864 at December
        31, 2019 and 2018, respectively.

        All of the Company's commercial mortgage loan investments are managed and serviced directly by an affiliate, Securian AM. The Company currently does not hold any condominium commercial mortgage loan, construction, mezzanine or land loan investments.

        The Company participates in programs to sell a percentage of ownership of certain newly originated mortgage loans to third parties in order to diversify and mitigate risk. These transactions are accounted for as sales and the portion of each asset sold is legally isolated from the
        Company with no exposure of loss. Securian AM services the assets for the third party. Certain portions of mortgage loans totaling $252,797 and $196,774 were sold during 2019 and 2018, respectively.

        The following table shows the composition of the Company's commercial mortgage loan portfolio, net of valuation allowances, by class as of
        December 31:

                                                                                                                2019        2018
                                                                                                            -----------  -----------

        Industrial                                                                                          $ 1,256,399  $ 1,131,328
        Office buildings                                                                                        586,356      564,110
        Retail facilities                                                                                     1,091,984      965,565
        Apartment                                                                                               886,139      636,072
        Other                                                                                                   328,006      317,789
                                                                                                            -----------  -----------
          Total                                                                                             $ 4,148,884  $ 3,614,864
                                                                                                            ===========  ===========

        If information is obtained on commercial mortgage loans that indicates a potential problem (likelihood of the borrower not being able to comply with the present loan repayment terms), the loan is placed on an internal surveillance list, which is routinely monitored by the
        Company. Among the criteria that would indicate a potential problem are: borrower bankruptcies, major tenant bankruptcies, loan relief/restructuring requests, delinquent tax payments, late payments, and vacancy rates.

        A valuation allowance is established when it is probable that the
        Company will not be able to collect all amounts due under the contractual terms of the loan.

  32

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(5)   INVESTMENTS (CONTINUED)

        The following table provides a summary of the valuation allowance for the mortgage loan portfolio for the years ended December 31:

                                                                                                            2019    2018     2017
                                                                                                            ------  ------  --------

        Balance at beginning of year                                                                        $ 200   $ 204   $ 1,700
          Reduction in allowance                                                                               (6)     (4)   (1,496)
                                                                                                            ------  ------  --------
        Balance at end of year                                                                              $ 194   $ 200   $   204
                                                                                                            ======  ======  ========

        As of December 31, 2019 and 2018, the Company had no delinquent mortgage loans.

        The Company assesses the credit quality of its mortgage loan portfolio by reviewing the performance of its portfolio which includes evaluating its performing and nonperforming mortgage loans. Nonperforming mortgage loans include loans that are not performing to the contractual terms of the loan agreement. Nonperforming mortgage loans do not include restructured loans that are current with payments and thus are considered performing.

        As of December 31, 2019 and 2018, there were no nonperforming loans.

        There were two restructured loans with a total carrying value of $1,356 in the office buildings class at December 31, 2019. There were two restructured loans with a total carrying value of $1,391 in the office buildings class at December 31, 2018. For the years ended December 31,
        2019, 2018 and 2017, the Company recognized total interest income of
        $71, $73 and $74, respectively, and recognized $71, $73 and $74, respectively, of interest income on a cash basis. There were no restructured loans that subsequently defaulted during 2019. The Company did not have any outstanding commitments to lend additional funds to borrowers with restructured loans as of December 31, 2019.

        Periodically the Company may contribute mortgage loans to wholly-owned subsidiaries. The contributed mortgage loans are recognized at the lower of the loan's balance or the underlying property's fair value.

        The following table provides a summary of mortgage loans transferred to wholly-owned subsidiaries for the years ended December 31:

                                                                                                                     2019     2018
                                                                                                                     -----   ------

        Number of loans contributed to wholly-owned subsidiaries                                                       --         1

        Carrying value of mortgage loans upon contribution                                                            $--    $5,573
        Loss recognized upon contribution                                                                              --        --

        Alternative Investments
        --------------------

        Alternative investments primarily consist of private equity funds and mezzanine debt funds. Alternative investments are diversified by type, general partner, vintage year, and geographic location - both domestic and international.

  33

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(5)   INVESTMENTS (CONTINUED)

        The Company's composition of alternative investments by type were as follows:

                                                                                         DECEMBER 31, 2019       DECEMBER 31, 2018
                                                                                      ----------------------  ----------------------
                                                                                       CARRYING     PERCENT    CARRYING     PERCENT
                                                                                         VALUE     OF TOTAL      VALUE     OF TOTAL
                                                                                      ----------   ---------  ----------   ---------

        Alternative investments:
          Private equity funds                                                        $ 473,342       65.1%   $  436,727      64.2%
          Mezzanine debt funds                                                          253,554       34.9%      243,014      35.8%
                                                                                      ----------   ---------  ----------   ---------
           Total alternative investments                                              $ 726,896      100.0%   $  679,741     100.0%
                                                                                      ==========   =========  ==========   =========

        Net Investment Income
        ---------------------

        Net investment income for the years ended December 31 was as follows:

                                                                                                     2019       2018         2017
                                                                                                  ----------  ----------  ----------

        Bonds                                                                                     $ 681,993   $ 617,612   $ 571,081
        Common stocks - unaffiliated                                                                 17,955      13,537      16,138
        Mortgage loans                                                                              169,700     142,129     125,803
        Policy loans                                                                                 31,589      28,151      26,941
        Short-term investments                                                                        4,703       3,858       1,457
        Derivative instruments                                                                        2,003       2,426       5,501
        Other invested assets                                                                        60,688      62,944      56,252
                                                                                                  ----------  ----------  ----------
                                                                                                    968,631     870,657     803,173
        Capitalization (amortization) of IMR                                                         (7,576)     (4,702)       (886)
        Investment expenses                                                                         (77,322)    (73,545)    (53,842)
                                                                                                  ----------  ----------  ----------
           Total                                                                                  $ 883,733   $ 792,410   $ 748,445
                                                                                                  ==========  ==========  ==========

        Due and accrued income from non-admitted bonds, other invested assets and policy loans totaled $4, $2 and $49 in 2019, 2018 and 2017, respectively, and was excluded from net investment income.

        Net Realized Capital Gains (Losses)
        ------------------------------------

        Net realized capital gains (losses) for the years ended December 31 were as follows:

                                                                                                    2019        2018         2017
                                                                                                  ---------  -----------  ----------

        Bonds                                                                                     $ 29,985    $ (52,496)  $  23,504
        Common stocks - unaffiliated                                                                10,090        6,752      18,990
        Foreign currency exchange                                                                     (344)        (361)     (3,437)
        Derivative instruments                                                                     (27,435)     137,093     146,476
        Other invested assets                                                                       24,064       57,376     209,166
                                                                                                  ---------  -----------  ----------
                                                                                                    36,360      148,364     394,699
        Amount transferred to (from) the IMR, net of taxes                                         (21,459)      43,515     (16,474)
        Income tax benefit (expense)                                                               (55,196)      (5,459)   (108,015)
                                                                                                  ---------  -----------  ----------
           Total                                                                                  $(40,295)   $ 186,420   $ 270,210
                                                                                                  =========  ===========  ==========

  34

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(5)   INVESTMENTS (CONTINUED)

        Gross realized gains (losses), on sales of bonds and unaffiliated common stocks for the years ended December 31 were as follows:

                                                                                                    2019        2018         2017
                                                                                                   ---------  ----------  ----------

        Bonds:
           Gross realized gains                                                                    $ 40,990   $  17,070   $  49,294
           Gross realized losses                                                                     (7,222)    (67,192)    (18,705)
        Common stocks:
           Gross realized gains                                                                    $ 18,766   $  18,383   $  30,265
           Gross realized losses                                                                     (7,706)    (11,504)    (10,444)

        Proceeds from the sales of bonds amounted to $2,085,466, $3,026,974, and $3,094,951 for the years ended December 31, 2019, 2018 and 2017, respectively.

        The Company recognized the following wash sales on common stocks with a
        NAIC designation of 3 or below, or unrated for the years ended December
        31:

                                                                                          CARRY VALUE      COST OF
                                                                             NUMBER OF   OF SECURITIES   SECURITIES
                                                                           TRANSACTIONS      SOLD        REPURCHASED   GAIN / (LOSS)
                                                                           ------------  -------------  -------------  -------------

        2019                                                                     39        $  1,211        $ 1,188         $(11)
        2018                                                                    425        $ 12,403        $12,330         $173

        OTTI by asset type recognized in net realized capital gains (losses)
        for the years ended December 31 were as follows:

                                                                                                       2019     2018      2017
                                                                                                     -------   -------  --------

        Bonds:
           U.S. government securities                                                                $   402   $   523  $    709
           Corporate securities                                                                        3,380     1,849     6,003
           Asset-backed securities                                                                        --        --       321
           RMBS                                                                                            1         2        12
        Common stocks                                                                                    970       127       831
        Other invested assets                                                                          3,303     4,232    13,957
                                                                                                     -------   -------  --------
           Total OTTI                                                                                $ 8,056   $ 6,733  $ 21,833
                                                                                                     =======   =======  ========

        In relation to loan-backed and structured securities, the Company did not recognize any OTTI on the basis of the intent to sell during 2019,
        2018 or 2017. The Company also did not recognize any OTTI on the basis of the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis during 2019, 2018 or 2017. The remaining OTTI recorded in 2019,
        2018 and 2017 on loan-backed and structured securities was due to the present value of cash flows expected to be collected being less than the amortized cost basis of the securities.

  35

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(5)   INVESTMENTS (CONTINUED)

        The following table summarizes loan-backed and structured securities held by the Company at December 31, 2019 for which the projected cash flows were less than the amortized cost basis, thereby resulting in an
        OTTI during 2019:

                                                                                                           DATE OF
                                BOOK / ADJUSTED    PRESENT                                                FINANCIAL
                                CARRYING VALUE    VALUE OF                   AMORTIZED                    STATEMENT
                                AMORTIZED COST    PROJECTED   RECOGNIZED    COST AFTER   FAIR VALUE AT      WHERE
                     CUSIP        BEFORE OTTI    CASH FLOWS      OTTI          OTTI      TIME OF OTTI     REPORTED
                  -----------  ----------------  ----------   -----------   ----------   -------------   ----------

                   999A51525          $1             $--          $1            $--           $--        09/30/2019

        Net Unrealized Investment Gains (Losses)
        ------------------------------------------

        Changes in unrealized capital gains (losses) for the years ended
        December 31 were as follows:

                                                                                                   2019        2018         2017
                                                                                                ----------  -----------  -----------

        Bonds                                                                                   $     556   $      (14)  $    3,466
        Common stocks - unaffiliated                                                               66,298      (41,375)      17,926
        Common stocks - affiliated                                                                 27,779        3,668        6,872
        Other invested assets                                                                       3,331       25,195     (127,769)
        Derivative instruments                                                                    430,422     (309,115)      79,055
        Other                                                                                      (6,127)      (6,467)      (4,797)
        Deferred tax asset                                                                       (106,478)      70,304        2,148
                                                                                                ----------  -----------  -----------
           Total                                                                                $ 415,781   $ (257,804)  $  (23,099)
                                                                                                ==========  ===========  ===========

        Cost and gross unrealized gains (losses) on unaffiliated common stocks at December 31 were as follows:

                                                                                                               2019         2018
                                                                                                             ----------  -----------

        Cost                                                                                                 $ 394,760   $  369,777
        Gross unrealized gains                                                                                  95,950       41,786
        Gross unrealized losses                                                                                 (4,308)     (16,442)
                                                                                                             ----------  -----------
           Admitted asset value                                                                              $ 486,402   $  395,121
                                                                                                             ==========  ===========

(6)     DERIVATIVE INSTRUMENTS

        Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the OTC market. The Company currently enters into derivative transactions that do not qualify for hedge accounting, or in certain cases, elects not to utilize hedge accounting. The Company does not enter into speculative positions. Although certain transactions do not qualify for hedge accounting or the Company chooses not to utilize hedge accounting, they provide the Company with an assumed economic hedge, which is used as part of its strategy for certain identifiable and anticipated transactions. The Company uses a variety of derivatives including swaps, swaptions, futures, caps, floors, forwards and option contracts to manage the risk associated with changes in estimated fair values related to the Company's financial assets and liabilities, to generate income and manage other risks due to the variable nature of the
        Company's cash flows.

  36

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(6)   DERIVATIVE INSTRUMENTS (CONTINUED)

        Freestanding derivatives are carried on the Company's statutory statements of admitted assets, liabilities and capital and surplus within derivative instruments or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives and interest rate forwards or through the use of pricing models for OTC derivatives.
        Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

        The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk and equity market risk. The Company uses a variety of strategies to attempt to manage these risks. The following table presents the notional amount, estimated fair value, and primary underlying risk exposure of the Company's derivative financial instruments held:

                                                                   DECEMBER 31, 2019
                                                      ------------------------------------------
                                                                             FAIR VALUE
                                                                     ---------------------------
           PRELIMINARY
         UNDERLYING RISK                                NOTIONAL
            EXPOSURE             INSTRUMENT TYPE         AMOUNT        ASSETS    LIABILITIES (1)
---------------------------  -----------------------  ------------   ---------   ---------------

        Interest rate        Interest rate swaps      $    888,500   $  95,844      $   8,988
                             Interest rate swaptions     1,810,000          10             --
                             Interest rate futures       1,001,600          13             13
                             TBAs                               --          --             --
        Equity market        Equity futures                598,097           5              5
                             Equity options             13,892,683     749,316        278,233
                                                      ------------   ---------   ---------------
          Total derivatives                           $ 18,190,880   $ 845,188      $ 287,239
                                                      ============   =========   ===============

                                          DECEMBER 31, 2018
                             -------------------------------------------
                                                     FAIR VALUE
                                             ---------------------------
           PRELIMINARY
         UNDERLYING RISK       NOTIONAL
            EXPOSURE            AMOUNT        ASSETS     LIABILITIES (1)
---------------------------  -------------   ---------   ---------------

        Interest rate        $     293,500   $  13,079     $  2,356
                                 3,624,000         610           --
                                   354,000           5            5
                                    36,840      36,901           --
        Equity market              479,052           5            5
                                11,864,791      99,438       25,242
                             -------------   ---------   ---------------
          Total derivatives  $  16,652,183   $ 150,038     $ 27,608
                             =============   =========   ===============

        (1) The estimated fair value of all derivatives in a liability position is reported within other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

        The majority of the freestanding derivatives utilized by the Company, other than TBAs, are for specific economic hedging programs related to various annuity and life insurance product liabilities that have market risk. Management considers the sales growth of products and the volatility in the markets in assessing the trading activity for these programs.

        Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities
        (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

        Interest rate swaptions are purchased by the Company to manage the impact of interest rate declines and sharply rising interest rates. An interest rate swaption allows the Company the option, but not the obligation, to enter into an interest rate swap at a future date with the terms established at the time of the purchase. There are two types of interest rate swaptions, payer swaptions and receiver swaptions. A payer swaption allows

  37

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(6)   DERIVATIVE INSTRUMENTS (CONTINUED)

       the holder to enter into a swap to pay the fixed rate and receive the floating rate. A receiver swaption allows the holder to enter into a swap to receive the fixed rate and pay the floating rate. The Company is trading in both types of swaptions. Swaptions require the payment of a premium when purchased. Swaptions are based on a specific underlying swap and have an exercise rate and an expiration date. A payer swaption would be exercised if the market swap rate is greater than the exercise rate at the expiration date and the value would be the present value of the difference between the market swap rate and exercise rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. A receiver swaption would be exercised if the market swap rate is less than the exercise rate at the expiration date and the value would be the present value of the difference between the exercise rate and market swap rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. In either case if market swap rates were unfavorable the swaption would be allowed to expire.

       Interest rate futures are used by the Company to manage duration in certain portfolios within the general account of the Company. In exchange traded interest rate futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The
       Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate futures are used primarily to economically hedge mismatches between the duration of the assets in a portfolio and the duration of liabilities supported by those assets, to economically hedge against changes in value of securities the Company owns or anticipates acquiring, and to economically hedge against changes in interest rates on anticipated liability issuances. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or economically hedge existing interest rate risk.

       Interest rate caps are purchased by the Company to manage the impact of sharply rising interest rates on overall investment performance. An interest rate cap is a series of call options on a specified interest rate. The Company enters into contracts to purchase interest rate caps and receives cash payments from the cap writer when the market rate is above the specified rate on the maturity date. The difference between the market rate and specified rate is then multiplied by the notional principal amount to determine the payment. If the market rate is less than the specified rate on the maturity date, the Company does not receive a payment.

       The Company holds TBA forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the
       Company's TBA securities happen at a later date, thus extending the forward contract date.

       Foreign currency swaps are used by the Company to offset foreign currency exposure on interest and principal payments of bonds denominated in a foreign currency. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

       Foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign

  38

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(6)   DERIVATIVE INSTRUMENTS (CONTINUED)

       currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency in the specified future date.

       Equity futures include exchange-traded equity futures as well as VIX futures. VIX futures are used by the Company to reduce the variance of its portfolio of equity assets. The VIX is the index of the implied volatility of the index options and represents the expected stock market volatility over the next 30 day period. In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to economically hedge liabilities embedded in certain variable annuity products and certain equity indexed life products offered by the
       Company.

       Equity options are used by the Company to economically hedge certain risks associated with fixed indexed annuity and indexed universal life products that allow the holder to elect an interest rate return or a market component, where interest credited to the contracts is linked to the performance of an index. Certain contract holders may elect to rebalance index options at renewal dates. As of each renewal date, the
       Company has the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees. The Company purchases equity options that are intended to be highly correlated to the portfolio allocation decisions of the contract holders with respect to returns for the current reset period.

       Equity options are also used by the Company to economically hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To economically hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to economically hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options.

  39

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(6)   DERIVATIVE INSTRUMENTS (CONTINUED)

        The following tables present the amount and location of gains (losses)
        recognized on the statutory statements of operations and capital and surplus from derivatives:

                                                                                             DECEMBER 31, 2019
                                                                       ------------------------------------------------------------
                                                                                                                    NET CHANGE IN
                                                                       NET REALIZED GAINS     NET INVESTMENT     UNREALIZED CAPITAL
                                                                            (LOSSES)              INCOME          GAINS AND LOSSES
                                                                       -------------------   ----------------   -------------------

        Interest rate swaps                                                $        2            $ 2,003              $   76,183
        Interest rate swaptions                                                (1,000)                --                     400
        Interest rate futures                                                  (7,962)                --                  (8,310)
        TBAs                                                                      411                 --                      --
        Foreign currency forwards                                                  (6)                --                      --
        Equity futures                                                        (51,876)                --                 (19,219)
        Equity options                                                         32,996                 --                 381,368
                                                                       -------------------   ----------------   -------------------
           Total gains (losses) recognized
             from derivatives                                              $  (27,435)           $ 2,003              $  430,422
                                                                       ===================   ================   ===================

                                                                                            DECEMBER 31, 2018
                                                                      -------------------------------------------------------------
                                                                                                                   NET CHANGE IN
                                                                      NET REALIZED GAINS     NET INVESTMENT     UNREALIZED CAPITAL
                                                                           (LOSSES)              INCOME          GAINS AND LOSSES
                                                                      -------------------   ----------------   --------------------

        Interest rate swaps                                               $    1,288            $ 2,585             $   (13,565)
        Interest rate swaptions                                               (3,863)                --                     808
        Interest rate futures                                                 (2,923)                --                   1,136
        Interest rate caps                                                        --               (159)                    159
        TBAs                                                                     (79)                --                      --
        Foreign currency forwards                                                (15)                --                      --
        Equity futures                                                        (8,611)                --                  13,529
        Equity options                                                       151,296                 --                (311,182)
                                                                      -------------------   ----------------   --------------------
           Total gains (losses) recognized
             from derivatives                                             $  137,093            $ 2,426             $  (309,115)
                                                                      ===================   ================   ====================

                                                                                            DECEMBER 31, 2017
                                                                       ------------------------------------------------------------
                                                                                                                   NET CHANGE IN
                                                                       NET REALIZED GAINS    NET INVESTMENT     UNREALIZED CAPITAL
                                                                            (LOSSES)             INCOME          GAINS AND LOSSES
                                                                       -------------------   ----------------   -------------------

        Interest rate swaps                                                $      613            $5,861              $  (3,287)
        Interest rate swaptions                                                (1,541)               --                 (1,668)
        Interest rate futures                                                   4,572                --                    944
        Interest rate caps                                                         --              (414)                   366
        TBAs                                                                     (102)               --                     --
        Foreign currency swaps                                                  3,786                54                 (4,457)
        Foreign currency forwards                                               1,794                --                     --
        Equity futures                                                        (38,683)               --                  1,777
        Equity options                                                        176,037                --                 85,380
                                                                       -------------------   ----------------   -------------------
           Total gains recognized
             from derivatives                                              $  146,476            $5,501              $  79,055
                                                                       ===================   ================   ===================

  40

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(6)   DERIVATIVE INSTRUMENTS (CONTINUED)

        The Company's gain (loss) from operations after considering the net realized capital gains (losses) and net change in unrealized capital gains (losses) on derivatives for the years ended December 31 is as follows:

                                                                                                 2019         2018         2017
                                                                                              -----------  -----------  ------------

        Gain (loss) from operations before net realized capital gains (losses)                $ (115,936)  $ (111,694)   $    7,728
        Net realized capital gains (losses) on derivatives                                       (27,435)     137,093       146,476
        Net change in unrealized capital gains (losses) on derivatives                           430,422     (309,115)       79,055
        Tax impacts                                                                             (132,682)      59,877      (109,377)
                                                                                              -----------  -----------  ------------
           Total                                                                              $  154,369   $ (223,839)   $  123,882
                                                                                              ===========  ===========  ============

        The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments.
        Generally, the current credit exposure of the Company's derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

        The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are purchased through regulated exchanges, and positions are settled on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

        The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company's collateral arrangements for its
        OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. The Company received collateral from OTC counterparties in the amount of $502,124 and
        $78,543 at December 31, 2019 and 2018, respectively. Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the statutory statements of admitted assets, liabilities and capital and surplus. Credit agreements with counterparties permit the Company to sell or re-pledge this collateral;
        at December 31, 2019 and 2018, none of the collateral had been sold or re-pledged. The Company delivered collateral in the amount of $120,539 and $35,580 at December 31, 2019 and 2018, respectively. The Company maintained ownership of any collateral delivered. Securities collateral pledged by the Company is reported in bonds on the statutory statements of admitted assets, liabilities and capital and surplus.

(7)     SEPARATE ACCOUNTS

        Separate account assets represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the
        Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and
        contractholders.

  41

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(7)   SEPARATE ACCOUNTS (CONTINUED)

        The Company has no indexed separate accounts. Business relating to non-indexed separate accounts with minimum death benefits, in which an additional reserve is held in the Company's general account, is included in the non-guaranteed column below.

        Information regarding the separate accounts of the Company was as follows:

                                                                       NON-INDEXED
                                                                     GUARANTEE LESS      NON-INDEXED
                                                                     THAN / EQUAL TO      GUARANTEE         NON-
                                                                           4%           MORE THAN 4%     GUARANTEED        TOTAL
                                                                    ----------------  ---------------  ------------    ------------

        Premiums, considerations or deposits
         for year ended December 31, 2019                              $  9,210              $--        $ 3,082,126    $  3,091,336
                                                                    ----------------  ---------------  ------------    ------------

                                                                         NON-INDEXED
                                                                       GUARANTEE LESS      NON-INDEXED
                                                                       THAN / EQUAL TO      GUARANTEE         NON-
                                                                             4%           MORE THAN 4%     GUARANTEED       TOTAL
                                                                      ----------------  ---------------  -------------  ------------

        Reserves at December 31, 2019
          For accounts with assets at:
           Fair value                                                    $ 604,445             $--       $ 28,800,332   $2 9,404,777
                                                                      ----------------  ---------------  -------------  ------------

                                                                        NON-INDEXED
                                                                      GUARANTEE LESS     NON-INDEXED
                                                                      THAN / EQUAL TO     GUARANTEE         NON-
                                                                            4%          MORE THAN 4%     GUARANTEED        TOTAL
                                                                     ----------------  ---------------  ------------  ------------

        Reserves at December 31, 2019
         By withdrawal characteristics:
           With fair value adjustment                                   $ 555,766             $--       $         --  $    555,766
           At fair value                                                   28,948              --         28,786,715    28,815,663
           Not subject to discretionary
             withdrawal                                                    19,731              --             13,617        33,348
                                                                     ----------------  ---------------  ------------  ------------
              Total                                                     $ 604,445             $--       $ 28,800,332  $2 9,404,777
                                                                     ================  ===============  ============  ============

        The Company also has no separate accounts, which would be disclosed by withdrawal characteristics, at book value without market value adjustments and with surrender charges.

  42

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(7)   SEPARATE ACCOUNTS (CONTINUED)

        Reconciliation of net transfer to (from) separate accounts:

                                                                                                                         2019
                                                                                                                     --------------

        Transfers as reported in the summary of operations of the
          Annual Statement of the Separate Accounts:
            Transfers to separate accounts                                                                           $   3,091,336
            Transfers from separate accounts                                                                            (2,830,474)
                                                                                                                     --------------
               Net transfers to (from) separate accounts                                                                   260,862

        Reconciling adjustments:
            Investment expenses and other activity not included in transfers out in
             Annual Statement of the Separate Accounts                                                                    (180,675)
            Transfer included on Line 8.1 of the Life, Accident & Health Annual Statement                                  277,734
            Fees associated with charges for investment management and contract guarantees                                (110,307)
                                                                                                                     --------------
             Total reconciling adjustments                                                                                 (13,248)
                                                                                                                     --------------
               Total transfers reported in the statutory statements of operations                                    $     247,614
                                                                                                                     ==============

(8)     FEDERAL INCOME TAXES

        Federal income tax expense (benefit) varies from amounts computed by applying the federal income tax rate of 21% in 2019 and 2018 and 35% in
        2017 to the gain from operations before federal income taxes. The reasons for this difference and the tax effects thereof for the years ended December 31 were as follows:

                                                                                                   2019         2018        2017
                                                                                                -----------  ----------  -----------

        Provision computed at statutory rate                                                    $  (14,511)  $   8,213    $ 142,346
        IMR amortization                                                                             1,591         987          310
        Dividends received deduction                                                               (22,393)    (21,686)     (24,957)
        Tax credits                                                                                (10,387)     (7,903)      (6,698)
        Sale of subsidiary                                                                              --          --      (64,700)
        Policyholder liabilities                                                                        --      (2,133)          --
        Non-admitted assets                                                                         (3,948)     (3,080)      17,824
        Tax Cuts and Jobs Act of 2017 adjustment                                                        --          --      130,263
        Expense adjustments and other                                                               (2,850)       (233)      (1,258)
                                                                                                -----------  ----------  -----------
           Total tax                                                                            $  (52,498)  $ (25,835)   $ 193,130
                                                                                                ===========  ==========  ===========

        Federal income taxes incurred                                                           $   10,477   $   2,442    $   4,275
        Tax on capital losses/gains                                                                 55,196       5,459      108,015
        Change in net deferred income taxes                                                       (118,171)    (33,736)      80,840
                                                                                                -----------  ----------  -----------
           Total statutory income taxes                                                         $  (52,498)  $ (25,835)   $ 193,130
                                                                                                ===========  ==========  ===========

  43

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(8)   FEDERAL INCOME TAXES (CONTINUED)

        The components of incurred income tax expense for the years ended
        December 31 were as follows:

                                                                                                   2019        2018         2017
                                                                                                -----------  ----------  -----------

        Tax on income                                                                           $   34,423   $  16,278    $  12,208
        Tax credits                                                                                (10,387)     (7,903)      (6,698)
        Tax on capital losses/gains                                                                 55,196       5,459      108,015
        Other taxes                                                                                (13,559)     (5,933)      (1,235)
                                                                                                -----------  ----------  -----------
           Total incurred income tax expense                                                    $   65,673   $   7,901    $ 112,290
                                                                                                ===========  ==========  ===========

        The components of the net deferred tax asset as of December 31 were as follows:

        DECEMBER 31, 2019                                                                    ORDINARY        CAPITAL        TOTAL
        -------------------------------------------------------------------------------     -----------    ----------    -----------

        Gross deferred tax assets                                                           $  418,484      $ 63,999     $  482,483
        Deferred tax assets non-admitted                                                       (37,900)           --        (37,900)
                                                                                            -----------    ----------    -----------
                                                                                               380,584        63,999        444,583
        Deferred tax liabilities                                                              (164,729)      (60,033)      (224,762)
                                                                                            -----------    ----------    -----------
          Net admitted deferred tax asset                                                   $  215,855      $  3,966     $  219,821
                                                                                            ===========    ==========    ===========

        DECEMBER 31, 2018                                                                    ORDINARY        CAPITAL        TOTAL
        -------------------------------------------------------------------------------     -----------    ----------    -----------

        Gross deferred tax assets                                                           $  408,277      $ 18,748     $  427,025
        Deferred tax assets non-admitted                                                      (113,545)           --       (113,545)
                                                                                            -----------    ----------    -----------
                                                                                               294,732        18,748        313,480
        Deferred tax liabilities                                                              (130,038)      (46,229)      (176,267)
                                                                                            -----------    ----------    -----------
          Net admitted deferred tax asset                                                   $  164,694      $(27,481)    $  137,213
                                                                                            ===========    ==========    ===========

                                                                                                  CHANGE      CHANGE       CHANGE
                                                                                                 ORDINARY     CAPITAL       TOTAL
                                                                                                -----------  ----------  -----------

        Gross deferred tax assets                                                               $   10,207   $  45,251   $   55,458
        Deferred tax assets non-admitted                                                            75,645          --       75,645
                                                                                                -----------  ----------  -----------
                                                                                                    85,852      45,251      131,103
        Deferred tax liabilities                                                                   (34,691)    (13,804)     (48,495)
                                                                                                -----------  ----------  -----------
          Net admitted deferred tax asset                                                       $   51,161   $  31,447   $   82,608
                                                                                                ===========  ==========  ===========

  44

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(8)   FEDERAL INCOME TAXES (CONTINUED)

        The amounts of adjusted gross deferred tax assets admitted as of
        December 31 were as follows:

        DECEMBER 31, 2019                                                                      ORDINARY      CAPITAL         TOTAL
        --------------------------------------------------------------------------------      ----------    ----------     ---------

        Federal income taxes paid in prior years recoverable through loss carrybacks          $       --     $  37,512     $  37,512
        Adjusted gross deferred tax assets expected to be realized within three years            175,582         6,727       182,309
        Adjusted gross deferred tax assets offset by gross deferred tax liabilities              205,002        19,760       224,762
                                                                                              ----------    ----------     ---------
          Deferred tax assets admitted                                                        $  380,584     $  63,999     $ 444,583
                                                                                              ==========    ==========     =========

        The adjusted gross deferred tax asset allowed per limitation threshold as of December 31, 2019 was $432,982.

        DECEMBER 31, 2018                                                                      ORDINARY       CAPITAL        TOTAL
        ---------------------------------------------------------------------------------     ----------     ---------     ---------

        Federal income taxes paid in prior years recoverable through loss carrybacks           $      --      $ 10,303     $  10,303
        Adjusted gross deferred tax assets expected to be realized within three years            126,391           519       126,910
        Adjusted gross deferred tax assets offset by gross deferred tax liabilities              168,341         7,926       176,267
                                                                                              ----------     ---------     ---------
          Deferred tax assets admitted                                                         $ 294,732      $ 18,748     $ 313,480
                                                                                              ==========     =========     =========

        The adjusted gross deferred tax asset allowed per limitation threshold as of December 31, 2018 was $399,695.

        The ratio percentages used to determine the recovery period and threshold limitation amounts and the amount of adjusted capital and surplus used to determine recovery period and threshold limitation as of December 31 were as follows:

                                                                                                               2019          2018
                                                                                                            ----------   -----------

        Ratio percentage                                                                                          924%          917%
        Capital and surplus used                                                                            $2,886,544    $2,664,636

        As of December 31, 2019 the availability of tax planning strategies did not result in a change in the Company's deferred tax asset. The availability of tax planning strategies resulted in an increase of the
        Company's adjusted gross deferred tax asset by approximately 16% of which all was ordinary for tax purposes as of December 31, 2018.

        The availability of tax planning strategies increased the Company's net admitted deferred tax assets by approximately 2% as of December 31,
        2019 of which all was ordinary for tax purposes. The availability of tax planning strategies increased the Company's net admitted deferred tax assets by approximately 26% as of December 31, 2018 of which all was ordinary for tax purposes.

        The Company did not use any reinsurance tax planning strategies.

  45

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(8)   FEDERAL INCOME TAXES (CONTINUED)

         The tax effects of temporary differences that give rise to the
         Company's net deferred federal tax asset as of December 31 were as follows:

                                                                                                              2019         2018
                                                                                                           -----------  ------------

         Deferred tax assets:
           Ordinary:
            Policyholder liabilities                                                                       $  192,472   $   146,038
            Investments                                                                                           203        40,837
            Deferred acquisition costs                                                                        167,563       170,997
            Pension and postretirement benefits                                                                16,318        13,238
            Non-admitted assets                                                                                32,341        28,393
            Other                                                                                               9,587         8,774
                                                                                                           -----------  ------------
              Gross ordinary deferred tax assets                                                              418,484       408,277
         Non-admitted ordinary deferred tax assets                                                            (37,900)     (113,545)
                                                                                                           -----------  ------------
            Admitted ordinary deferred tax asset                                                              380,584       294,732
           Capital:
            Investments                                                                                        63,092        15,395
            Net unrealized capital losses                                                                         907         3,353
                                                                                                           -----------  ------------
              Gross capital deferred tax assets                                                                63,999        18,748
         Non-admitted capital deferred tax assets                                                                  --            --
                                                                                                           -----------  ------------
            Admitted capital deferred tax asset                                                                63,999        18,748
                                                                                                           -----------  ------------
            Admitted deferred tax assets                                                                      444,583       313,480

         Deferred tax liabilities:
           Ordinary:
            Investments                                                                                        59,267         8,991
            Fixed assets                                                                                       10,747         6,992
            Deferred and uncollected premium                                                                    8,436        30,311
            Policyholder liabilities                                                                           45,087        55,993
            Computer software                                                                                   9,327         9,557
            Other                                                                                              31,865        18,194
                                                                                                           -----------  ------------
              Gross ordinary deferred tax liabilities                                                         164,729       130,038
           Capital:
            Investments                                                                                            78           162
            Net unrealized capital gains                                                                       59,955        46,067
                                                                                                           -----------  ------------
              Gross capital deferred tax liabilities                                                           60,033        46,229
                                                                                                           -----------  ------------
                Gross deferred tax liabilities                                                                224,762       176,267
                                                                                                           -----------  ------------
                  Net deferred tax asset                                                                   $  219,821   $   137,213
                                                                                                           ===========  ============

         As of December 31, 2019 and 2018, management determined that a valuation allowance was not required for these gross deferred tax items based on management's assessment that it is more likely than not that these deferred tax items will be realized through future reversals of existing taxable temporary differences and future taxable income. There are no differences for which deferred tax liabilities are not recognized.

  46

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(8)   FEDERAL INCOME TAXES (CONTINUED)

         The change in net deferred income taxes is comprised of the following:

                                                                                                          2019          2018
                                                                                                       ------------  ------------

         Total deferred tax assets                                                                     $   482,483   $   427,025
         Total deferred tax liabilities                                                                   (224,762)     (176,267)
                                                                                                       ------------  ------------
         Change in net deferred income tax                                                             $   257,721   $   250,758
                                                                                                       ============  ============
         Tax effect of deferred tax asset/deferred tax liability on unrealized capital gains (losses)
         Tax effect of deferred tax asset on liability for pension benefits

         Change in net deferred tax as reported in surplus
         Tax effect of deferred tax asset on statutory goodwill
         Tax effect of other surplus adjustment
         Tax effect of statutory reserve surplus adjustment on deferred tax asset

         Change in net deferred income tax asset

                                                                                                         CHANGE
                                                                                                       ------------

         Total deferred tax assets                                                                     $    55,458
         Total deferred tax liabilities                                                                    (48,495)
                                                                                                       ------------
         Change in net deferred income tax                                                                   6,963

         Tax effect of deferred tax asset/deferred tax liability on unrealized capital gains (losses)      106,479
         Tax effect of deferred tax asset on liability for pension benefits                                 (1,222)
                                                                                                       ------------
         Change in net deferred tax as reported in surplus                                                 112,220
         Tax effect of deferred tax asset on statutory goodwill                                               (323)
         Tax effect of other surplus adjustment                                                             (2,871)
         Tax effect of statutory reserve surplus adjustment on deferred tax asset                            9,145
                                                                                                       ------------
         Change in net deferred income tax asset                                                       $   118,171
                                                                                                       ============

         As of December 31, 2019, the Company had no net operating loss carryforwards, capital loss carryforwards or tax credit carryforwards.
         Total capital income taxes incurred in the current and prior years of
         $50,366 are available for recovery in the event of future net losses.

         No aggregate deposits were reported as admitted assets under Section
         6603 of the IRS Code as of December 31, 2019.

         A reconciliation of the beginning and ending balances of unrecognized tax benefits are as follows:

                                                                                                                    2019     2018
                                                                                                                  --------  --------

        Balance at beginning of year                                                                              $ 3,604   $ 4,221
        Additions based on tax positions related to current year                                                      300       216
        Additions (reductions) for tax positions of prior years                                                      (920)     (833)
                                                                                                                  --------  --------
          Balance at end of year                                                                                  $ 2,984   $ 3,604
                                                                                                                  ========  ========

         Included in the balance of unrecognized tax benefits at December 31,
         2019 are potential benefits of $2,984 that, if recognized, would affect the effective tax rate on income from operations.

         As of December 31, 2019, accrued interest and penalties of $188 are recorded as current income tax liabilities on the statutory statements of admitted assets, liabilities and capital and surplus and $19 is recognized as a current income tax benefit on the statutory statements of operations.

         At December 31, 2019, the Company does not expect a significant increase in tax contingencies within the next 12 months.

         On December 22, 2017, H.R. 1 (the "Tax Cuts and Jobs Act " or "New Tax
         Law") was signed into law. The New Tax Law, which is generally effective on January 1, 2018, provides for a reduction in the top corporate tax rate from 35 percent to 21 percent (enacted rate), provides new rules prohibiting carrybacks of life insurance company operating losses for losses incurred after 2017, changes insurance company reserving

  47

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(8)   FEDERAL INCOME TAXES (CONTINUED)

       and many other insurance company tax accounting rules, and includes other provisions that will have a substantial impact on all forms of taxable and non-taxable entities alike.

       The NAIC's Statement of Statutory Accounting Principle No. 101 - Income
       Taxes (SSAP No. 101) requires companies to recognize the effect of tax law changes in the period of enactment by re-measuring deferred tax assets and liabilities to the enacted rate. Recognizing the limited time companies had to react to the complex provisions of the New Tax Law, the
       NAIC's Statutory Accounting Principles (E) Working Group issued
       Interpretation 18-01: Updated Tax Estimates under the Tax Cuts and Jobs
       Act (INT 18-01), which provides guidance on accounting for the tax effects of the New Tax Law. INT 18-01 provides a measurement period that should not extend beyond one year from the New Tax Law enactment date for companies to complete the accounting under SSAP No. 101. In accordance with SSAP No. 101, a company must reflect the income tax effects of those aspects of the New Tax Law for which the accounting under SSAP No. 101 is complete. To the extent that a company's accounting for certain income tax effects of the New Tax Law is incomplete, but it is able to determine a reasonable estimate, it must record a provisional estimate in the financial statements. If a company cannot determine a provisional estimate to be included in the financial statements, it should continue to apply SSAP No. 101 on the basis of the provisions of the tax laws that were in effect immediately before the enactment of the New Tax Law.

       The Company applied INT 18-01 in completing its 2017 year-end accounting, including re-measuring deferred tax assets and liabilities at December 22, 2017. Any subsequent adjustments during the 12-month measurement period were included in surplus in 2018. The re-measurement under the New Tax Law and guidance in INT 18-01 resulted in a net provisional increase to statutory deferred income tax expense of
       $98,159, of which $(48,980) was reflected in the change in unrealized capital gains and $16,876 was reflected in the change in non-admitted
       DTAs for the year ended December 31, 2017.

       A provisional amount of $43,029 at December 31, 2017 increased the tax reserve deferred tax asset from policyholder liabilities and an identical amount increased the eight-year-spread deferred tax liability on policyholder liabilities. The provisional amount was computed using estimated methods and was completed in 2018 upon the production of the final seriatim tax reserves that reflect the New Tax Law requirements, which was immaterial. Additionally, the Company had other provisionally determined amounts that were immaterial.

       The Company also had other undetermined items that the Company had not been able to fully assess as of December 31, 2017, and as a result had not recognized any provisional impact. The impact of finalizing these items in 2018 was immaterial.

       All tax years through 2014 are closed. An amended 2015 tax return was filed late in 2018. 2016 and 2017 tax return adjustments were submitted to the IRS in late 2019 in connection with a limited scope audit of the
       2015 amended tax return. The Company believes that any additional taxes assessed or refunded as a result of a potential examination of the amended return will not have a material impact on its financial position. The IRS has not stated its intention to audit MMC's 2016,
       2017, or 2018 consolidated tax returns beyond the return adjustments submitted.

  48

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(9)   RELATED PARTY TRANSACTIONS

       The Company has investment advisory agreements with an affiliate,
       Securian AM. Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $31,830, $27,095 and $25,034 in
       2019, 2018 and 2017, respectively. As of December 31, 2019 and 2018, the amount due to Securian AM under these agreements was $13,530 and
       $11,624, respectively.

       The Company also has an agreement with SFS, an affiliated broker-dealer.
       Under this agreement, SFS is the distributor of the Company's fixed and variable annuity, variable life and certain life and certain life and annuity indexed products. Fees paid by the Company for the performance of compliance functions for these products totaled $1,304, $1,152 and
       $1,200 for the years ended December 31, 2019, 2018 and 2017, respectively. The Company also recognized commission expense of $90,644,
       $95,955 and $93,911 for the years ended December 31, 2019, 2018 and
       2017, respectively. The Company recognized commissions payable to SFS in the amounts of $2,067 and $1,943 at December 31, 2019 and 2018, respectively.

       Under an assignment agreement with SFS, 12(b)-1 fees from the affiliated
       Securian Funds Trust Funds and the Waddell & Reed Target Portfolios are
       transferred to the Company. For the years ended December 31, 2019, 2018 and 2017, the amounts transferred were $16,545, $16,577 and $15,872, respectively and is included in other income in the statements of operations.

       The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, employee compensation, advertising and promotion, and other administrative expenses, which the
       Company incurs on behalf of its affiliates. At December 31, 2019 and
       2018, the amount payable to the Company was $15,586 and $16,428, respectively. The amount of expenses incurred by and reimbursed to the
       Company for the years ended December 31, 2019, 2018 and 2017 were
       $157,375, $116,194 and $130,322, respectively. In addition, the Company has an agreement with SFG for employee compensation related expenses which SFG incurs on behalf of the Company. The amount of expenses incurred by and reimbursed to SFG by the Company for the year ended
       December 31, 2019, 2018 and 2017 was $14,728, $2,605 and $18,730,
       respectively, and the amount payable to SFG at December 31, 2019 and
       2018 was $15,497 and $5,706, respectively. Settlements are made quarterly.

       Prior to November 29, 2017, the Company had a long-term lease arrangement with an affiliated company, Capital City Property
       Management, Inc. See note 16 Leases for related details.

       The Company has two group variable universal life policies with SFG. The
       Company received premiums of $7,600, $8,640 and $7,664 in 2019, 2018 and
       2017, respectively, for these policies. No claims were paid during 2019.
       The Company paid claims totaling $1,741 in 2018. No claims were paid during 2017. As of December 31, 2019 and 2018, reserves held under these policies were $88,296 and $71,518, respectively.

       Allied provides its customers with certain insurance coverage that is underwritten by the Company. The Company paid commissions related to these policies in the amount of $11,544, $10,844 and $11,412 in 2019,
       2018 and 2017, respectively.

       CRI Securities, LLC, an affiliated broker-dealer, received commission payments from the Company for certain variable life products sold by registered representatives in the amount of $3,081, $3,514 and $3,828 in
       2019, 2018 and 2017, respectively.

  49

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(9)   RELATED PARTY TRANSACTIONS (CONTINUED)

         The Company had agreements with an affiliate, PFC, which included bonds and short-term investments for the funding of PFC operations.
         For the year ended December 31, 2017, the amount of interest income recognized was $2,562.

         The Company has an agreement with Securian Life, whereby the Company may issue an individual life policy to certain individuals converting from a group life insurance policy issued by Securian Life or Securian
         Life may issue an individual life policy to certain individuals converting from a group life insurance policy issued by the Company.
         Upon issuance of the individual life policy, the Company either receives from or pays to Securian Life a conversion charge. For the years ended December 31, 2019, 2018 and 2017, the Company recognized
         $1,063, $5,128 and $5,521, respectively of net income from conversions. The amount receivable from Securian Life at December 31,
         2019 and 2018 was $351 and $4,383, respectively. These amounts are settled quarterly.

         The Company has an agreement with Securian Life, whereby Securian Life assigns the rights to its profit commission from unrelated third party reinsurers based on its underlying mortality experience to the Company in exchange for a fixed percentage allowance based on the premium reinsured. Under this agreement, which is settled quarterly, the
         Company recognized expenses of $11,533, $12,860 and $10,277 recorded in general insurance expenses and taxes on the statement of operations for the years ended December 31, 2019, 2018 and 2017, respectively, and the amount (receivable from) payable to Securian Life at December
         31, 2019 and 2018 was $857 and $3,314, respectively. Depending on
         Securian Life's mortality experience in any given year, the fixed percentage allowance paid by the Company can be favorable or unfavorable in relation to the profit commission Securian Life has forgone from the unrelated third party reinsurer and assigned to the
         Company.

         The Company sells a percentage of ownership of newly originated mortgage loans to Securian Life. For the years ended December 31, 2019 and 2018, the Company sold $25,100 and $40,200, respectively, of mortgage loans to Securian Life.

         The Company has a reinsurance agreement with Securian Life, whereby the Company assumes certain Group business from Securian Life.
         Activity is settled quarterly. As of December 31, the Company recognized the following amounts on the statutory statements of admitted assets, liabilities and capital and surplus related to this agreement with Securian Life:

                                                                                                                 2019        2018
                                                                                                              ----------  ----------

         Admitted assets:
           Premiums deferred and uncollected                                                                  $  118,409  $  103,648
                                                                                                              ----------  ----------
             Total assets                                                                                     $  118,409  $  103,648
                                                                                                              ==========  ==========
         Liabilities
           Policy reserves:
             Life insurance                                                                                   $   73,891  $   60,283
             Accident and health                                                                                   1,400       1,031
             Policy claims in process of settlement                                                              184,625     164,107
             Other policy liabilities                                                                                445         127
             Accrued commissions and expenses                                                                      9,687       8,471
                                                                                                              ----------  ----------
              Total liabilities                                                                               $  270,048  $  234,019
                                                                                                              ==========  ==========

  50

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(9)   RELATED PARTY TRANSACTIONS (CONTINUED)

         For the years ending December 31, the Company recognized activity related to this agreement within the following line items of the statutory statements of operations:

                                                                                                      2019       2018       2017
                                                                                                   ----------  ---------  ---------

        Revenues:
          Premiums                                                                                 $  702,167  $ 637,616  $ 564,737
                                                                                                   ----------  ---------  ---------
           Total revenues                                                                             702,167    637,616    564,737

        Benefits and expenses:
          Policyholder benefits                                                                       593,333    562,402    483,995
          Commission expense                                                                           57,929     56,184     49,780
                                                                                                   ----------  ---------  ---------
           Total benefits and expenses                                                                651,262    618,586    533,775
                                                                                                   ----------  ---------  ---------
             Net income (loss)                                                                     $   50,905  $  19,030  $  30,962
                                                                                                   ==========  =========  =========

(10)     LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS AND CLAIM ADJUSTMENT
         EXPENSES

         Activity in the liability for unpaid accident and health claims and claim adjustment expenses, which is included within accident and health policy reserves and policy claims in process of settlement on the statutory statements of admitted assets, liabilities and capital and surplus, is summarized as follows:

                                                                                                   2019         2018        2017
                                                                                                -----------  ----------  -----------

         Balance at January 1                                                                   $  600,802   $  613,399   $  550,728
           Less: reinsurance recoverable                                                           493,136      526,764      469,933
                                                                                                -----------  ----------  -----------
         Net balance at January 1                                                                  107,666       86,635       80,795
         Incurred related to:
           Current year                                                                            154,762      119,526       96,215
           Prior years                                                                             (15,049)       7,564        6,307
                                                                                                -----------  ----------  -----------
         Total incurred                                                                            139,713      127,090      102,522
                                                                                                -----------  ----------  -----------
         Paid related to:
           Current year                                                                             74,252       51,180       49,196
           Prior years                                                                              52,511       54,879       47,486
                                                                                                -----------  ----------  -----------
         Total paid                                                                                126,763      106,059       96,682
                                                                                                -----------  ----------  -----------
         Net balance at December 31                                                                120,616      107,666       86,635
           Plus: reinsurance recoverable                                                           518,958      493,136      526,764
                                                                                                -----------  ----------  -----------
         Balance at December 31                                                                 $  639,574   $  600,802   $  613,399
                                                                                                ===========  ==========  ===========

         The liability for unpaid accident and health claim adjustment expenses as of December 31, 2019 and 2018 was $3,337 and $2,766, respectively, and is included in the table above.

         As a result of changes in estimates of claims incurred in prior years, the accident and health claims and claim adjustment expenses incurred increased (decreased) $(15,049), $7,564, $6,307 in 2019, 2018 and
         2017, respectively. The changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims and claim adjustment expenses.

  51

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(10)  LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS AND CLAIM ADJUSTMENT
      EXPENSES (CONTINUED)

        The Company incurred $4,578 and paid $4,007 of claim adjustment expenses in the current year, of which $1,288 of the paid amount was attributable to insured and covered events of prior years.

(11)    BUSINESS COMBINATIONS AND GOODWILL

        Aggregate goodwill related to acquisitions made in prior years was
        $31,104 and $37,325 as of December 31, 2019 and 2018, respectively, and is included in other invested assets on the statutory statements of assets, liabilities and capital and surplus. Goodwill amortization was
        $6,221, $6,384 and $6,400 for the year ended December 31, 2019, 2018 and 2017, respectively.

(12)    PENSION PLANS AND OTHER RETIREMENT PLANS

        Pension and Other Postretirement Plans
        ----------------------------------------

        The Company has a non-qualified non-contributory defined benefit retirement plan covering certain agents. Benefits are based upon years of participation and the agent's adjusted annual compensation.

        The Company also has a postretirement plan that provides certain health care and life insurance benefits to retired agents. Eligibility is determined by age at retirement and years of service. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

        The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                                                                          PENSION BENEFITS        OTHER BENEFITS
                                                                                        ----------------------  --------------------
                                                                                          2019         2018       2019       2018
                                                                                        ----------  ----------  ---------  ---------

        Change in benefit obligation:
        Benefit obligation at beginning of year                                         $  43,688    $ 48,093   $  4,493   $  4,951
        Service cost                                                                           --          --        157        172
        Interest cost                                                                       2,033       1,982        182        169
        Actuarial loss (gain)                                                               4,858      (4,112)       306       (343)
        Benefits paid                                                                      (2,543)     (2,275)      (207)      (456)
                                                                                        ----------  ----------  ---------  ---------
        Benefit obligation at end of year                                               $  48,036    $ 43,688   $  4,931   $  4,493
                                                                                        ==========  ==========  =========  =========
        Change in plan assets:
        Fair value of plan assets at beginning of year                                  $  47,134    $ 45,519   $     --   $     --
        Actual return on plan assets                                                        1,609       1,608         --         --
        Employer contribution                                                               2,550       2,282        207        456
        Benefits paid                                                                      (2,543)     (2,275)      (207)      (456)
                                                                                        ----------  ----------  ---------  ---------
        Fair value of plan assets at end of year                                        $  48,750    $ 47,134   $     --   $     --
                                                                                        ==========  ==========  =========  =========

        Funded status                                                                   $     714    $  3,446   $ (4,931)  $ (4,493)

        Assets:
        Prepaid plans assets                                                            $  11,676    $  9,592   $     --   $     --
        Overfunded plan assets                                                            (10,962)     (6,146)        --         --
                                                                                        ----------  ----------  ---------  ---------
          Total assets                                                                        714       3,446         --         --

  52

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(12)  PENSION PLANS AND OTHER RETIREMENT PLANS (CONTINUED)

                                                                                                PENSION BENEFITS
                                                                                             ----------------------
                                                                                               2019         2018
                                                                                             ----------   ---------

        Liabilities recognized:
        Accrued benefit costs                                                                $      --    $     --
        Liability for benefits                                                                      --          --
                                                                                             ----------   ---------
        Total liabilities recognized                                                         $      --    $     --
                                                                                             ==========   =========

        Unrecognized liabilities                                                             $    (714)   $(3,446)

        Weighted average assumptions used to determine benefit obligations:
        Discount rate                                                                            3.29%       4.34%
        Rate of compensation increase                                                            0.00%       0.00%

        Weighted average assumptions used to determine net periodic benefit costs:
        Expected long-term return on plan assets                                                 3.75%       3.75%
        Discount rate                                                                            4.34%       3.66%

        Components of net periodic benefit costs:
        Service cost                                                                         $      --    $     --
        Interest cost                                                                            2,033       1,982
        Expected return on plan assets                                                          (1,767)     (1,707)
        Amount of prior service cost recognized                                                     --          --
        Amount of recognized actuarial loss (gain)                                                 201         857
                                                                                             ----------   ---------
        Net periodic benefit cost                                                            $     467    $  1,132
                                                                                             ==========   =========
        Amounts in unassigned surplus recognized as components of net periodic benefit costs:
        Items not yet recognized as a component of net periodic benefit cost - prior year    $   6,146    $ 11,016
        Net prior service (cost) credit recognized                                                  --          --
        Net (gain) loss arising during the period                                                5,017      (4,013)
        Net gain (loss) recognized                                                                (201)       (857)
                                                                                             ----------   ---------
        Items not yet recognized as a component of net periodic benefit cost - current year  $  10,962    $  6,146
                                                                                             ==========   =========
        Amounts in unassigned surplus expected to be recognized in the next fiscal year as components of net periodic benefit cost:
        Net prior service cost (credit)                                                      $      --    $     --
        Net recognized (gains) losses                                                              870         205

        Accumulated benefit obligation                                                       $  48,036    $ 43,688

                                                                                                OTHER BENEFITS
                                                                                             --------------------
                                                                                               2019       2018
                                                                                             ---------  ---------

        Liabilities recognized:
        Accrued benefit costs                                                                $  8,163   $  8,729
        Liability for benefits                                                                 (3,232)    (4,236)
                                                                                             ---------  ---------
        Total liabilities recognized                                                         $  4,931   $  4,493
                                                                                             =========  =========

        Unrecognized liabilities                                                             $ (3,232)  $ (4,236)

        Weighted average assumptions used to determine benefit obligations:
        Discount rate                                                                           3.32%      4.34%
        Rate of compensation increase                                                           0.00%      0.00%

        Weighted average assumptions used to determine net periodic benefit costs:
        Expected long-term return on plan assets                                                   --         --
        Discount rate                                                                           4.34%      3.66%

        Components of net periodic benefit costs:
        Service cost                                                                         $    157   $    172
        Interest cost                                                                             182        169
        Expected return on plan assets                                                             --         --
        Amount of prior service cost recognized                                                  (478)      (478)
        Amount of recognized actuarial loss (gain)                                               (220)      (205)
                                                                                             ---------  ---------
        Net periodic benefit cost                                                            $   (359)  $   (342)
                                                                                             =========  =========
        Amounts in unassigned surplus recognized as components of net periodic benefit costs:
        Items not yet recognized as a component of net periodic benefit cost - prior year    $ (4,236)  $ (4,576)
        Net prior service (cost) credit recognized                                                478        478
        Net (gain) loss arising during the period                                                 306       (343)
        Net gain (loss) recognized                                                                220        205
                                                                                             ---------  ---------
        Items not yet recognized as a component of net periodic benefit cost - current year  $ (3,232)  $ (4,236)
                                                                                             =========  =========
        Amounts in unassigned surplus expected to be recognized in the next fiscal year as components of net periodic benefit cost:
        Net prior service cost (credit)                                                      $   (478)  $   (478)
        Net recognized (gains) losses                                                            (151)      (202)

        Accumulated benefit obligation                                                       $  4,931   $  4,493

         The Company updated its assumptions as of December 31, 2019 and
         December 31, 2018 with respect to its pension and postretirement benefit obligations after a review of plan experience. The impacts related to assumption changes are a component of the net actuarial gain (loss).

  53

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(12)  PENSION PLANS AND OTHER RETIREMENT PLANS (CONTINUED)

       Estimated future benefit payments for pension and other postretirement benefits:

                                                                                                             PENSION     OTHER
                                                                                                            BENEFITS   BENEFITS
                                                                                                            --------   --------

       2020                                                                                                  $ 2,771    $  266
       2021                                                                                                    2,792       277
       2022                                                                                                    2,865       293
       2023                                                                                                    3,012       296
       2024                                                                                                    2,990       293
       2025 - 2029                                                                                            14,737     1,499

       For measurement purposes, a 6.20% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2019. The rate was assumed to decrease gradually to 4.00% for 2075 and remain at that level thereafter.

       The assumptions presented herein are based on pertinent information available to management as of December 31, 2019 and 2018. Actual results could differ from those estimates and assumptions

       Historical rates of return for individual asset classes and future estimated returns are used to develop expected rates of return. These rates of return are applied to the plan's investment policy to determine a range of expected returns. The expected long-term rate of return on plan assets is selected from this range.

       The Company's non-contributory defined benefit plan's assets were allocated 100% to the insurance company general account at both December
       31, 2019 and 2018. The insurance company general account represents assets held with the general account of the Company. These assets principally consist of bonds, commercial mortgage loans and common stocks.

       In accordance with authoritative accounting guidance, the Company groups pension and other postretirement plans financial assets and financial liabilities into a three-level hierarchy for valuation techniques used to measure their fair value based on whether the valuation inputs are observable or unobservable. Refer to note 4 Fair Value of Financial
       Instruments for further discussion on these levels.

       The following tables summarize the Company's pension benefit plans'
       financial assets measured at fair value:

       DECEMBER 31, 2019                                                                LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
       ------------------------------------------------------------------------------   -------   -------   --------  --------

       Insurance company general account                                                  $--       $--     $48,750   $ 48,750

       DECEMBER 31, 2018                                                                LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
       ------------------------------------------------------------------------------   -------   -------   --------  --------

       Insurance company general account                                                  $--       $--     $47,134   $ 47,134

       INSURANCE COMPANY GENERAL ACCOUNT

       Deposits in the insurance company general account are stated at cost plus accrued interest, which represents fair value. These assets principally consist of fixed maturity securities, commercial mortgage loans and equity securities are classified as Level 3.

  54

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(12)  PENSION PLANS AND OTHER RETIREMENT PLANS (CONTINUED)

       Profit Sharing Plans
       -------------

       The Company also has a profit sharing plan covering substantially all agents. The Company's contribution is made as a certain percentage based on voluntary contribution rate and applied to each eligible agent's annual contribution. The Company recognized contributions to the plan during 2019, 2018 and 2017 of $1,460, $1,351 and $1,426, respectively.

(13)   CAPITAL AND SURPLUS AND DIVIDENDS

       During the year ended December 31, 2018, the Company declared and paid dividends to SFG consisting of common stocks in the amount of $9,647.
       During the year ended December 31, 2017, the Company declared and paid dividends to SFG consisting of cash in the amount of $185,142, and common stocks in the amount of $3,563.

       Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Minnesota Department of Commerce. Based on these limitations and 2019 statutory results, the maximum amount available for the payment of dividends during 2020 by Minnesota Life
       Insurance Company without prior regulatory approval is $314,887.

       For the year ended December 31, 2019, there were no capital contributions from SFG to the Company. For the year ended December 31,
       2018, the Company received capital contributions from SFG consisting of cash in the amount of $11,500 and common stock in the amount of $8,507.
       During 2017, the Company received a capital contribution consisting of real estate, net of deferred taxes and outstanding debt, in the amount of $17,841 from SFG.

       Other than noted above, there are no restrictions placed on the
       Company's unassigned surplus, including for whom the surplus is being held.

       The Company is required to meet certain minimum risk-based capital (RBC)
       requirements, which are imposed by the respective state of domicile. The formulas within the RBC calculation were developed by the NAIC. The RBC requirements were designed to monitor capital adequacy and to raise the level of protection for policyholders. Companies that have an RBC ratio below certain trigger points are required to take specified corrective action. The Company exceeded the minimum RBC requirements for the years ended December 31, 2019 and 2018.

(14)   REINSURANCE

       In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible. At December 31, 2019 and 2018, policy reserves are reflected net of reinsurance ceded of $1,344,783 and $1,443,151, respectively.

  55

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(14)  REINSURANCE (CONTINUED)

        Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

        The effect of reinsurance on premiums and annuity considerations for the years ended December 31 was as follows:

                                                                                                2019          2018         2017
                                                                                             ----------   ------------  ----------

        Direct premiums and annuity considerations                                           $8,882,759   $ 7,617,352   $7,734,636
        Reinsurance assumed                                                                     728,074       662,543      589,467
        Reinsurance ceded                                                                     (988,690)      (733,257)   (737,458)
                                                                                             ----------   ------------  ----------
         Total premiums and annuity considerations                                           $8,622,143   $ 7,546,638   $7,586,645
                                                                                             ==========   ============  ==========

        The Company has a reinsurance agreement with Securian Life as discussed in detail in note 9 Related Party Transactions which is included in the reinsurance assumed information above.

        Reinsurance recoveries on ceded reinsurance contracts were $739,150,
        $569,139 and $529,556 during 2019, 2018 and 2017, respectively.

        As of December 31, 2019, the Company owned in excess of 10% or controlled either directly or indirectly the following reinsurers:

        COMPANY REPRESENTATIVE                                         REINSURER
        ------------------------------------------------------------   -------------------------------------------------------------

        Agent of the Company                                           Argent Reinsurance, LTD
        Agent of the Company                                           Futural Life Insurance Company
        Agent of the Company                                           WFI Reinsurance, LTD
        Agent of the Company                                           Atlantic Security Life Insurance Company, LTD
        Administrative representative of the Company                   Southwest Business Corporation

(15)    COMMITMENTS AND CONTINGENCIES

        The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will likely not have a material adverse effect on operations or the financial position of the Company.

        In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies
        (reinsurers). To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

        The Company holds TBA securities with extended forward contract dates which represent a future commitment. As of December 31, 2019 and 2018, these securities were reported at $0 and $36,901, respectively.

  56

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(15)  COMMITMENTS AND CONTINGENCIES (CONTINUED)

       The Company has long-term commitments to fund alternative investments and real estate investments totaling $503,962 as of December 31, 2019.
       The Company estimates that $202,000 of these commitments will be invested in 2020, with the remaining $301,962 invested over the next four years.

       As of December 31, 2019, the Company had committed to originate mortgage loans totaling $349,355 but had not completed the originations.

       As of December 31, 2019, the Company had committed to purchase bonds totaling $59,636 but had not completed the purchase transactions.

       The Company has a 100% coinsurance agreement for its individual disability line. Under the terms of this agreement, assets supporting the reserves transferred to the reinsurer are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. At December 31, 2019 and 2018, the assets held in trust were $536,034 and $567,327, respectively. These assets are not reflected in the accompanying statements of admitted assets, liabilities and capital and surplus.

       In connection with the dissolution of MIMLIC Life Insurance Company, the
       Company has agreed to guarantee all obligations and liabilities of
       MIMLIC Life Insurance Company that arise in the normal course of business. Management does not consider an accrual necessary relating to this guarantee.

       The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2019
       and 2018, this liability was $565 and $996, respectively. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $3,665 and
       $3,847 as of December 31, 2019 and 2018, respectively. These assets are being amortized over a five-year period.

(16)   LEASES

       Prior to November 29, 2017, the Company had a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc, for building space in downtown St. Paul. Lease expense, net of sub-lease income, for the year ended December 31, 2017 was $7,499. The Company leases space in downtown St. Paul to unaffiliated companies. Commitments to the Company from these agreements are as follows: 2020, $1,493; 2021,
       $1,164; 2022, $834; 2023, $630; 2024, $441. Income from these leases was
       $3,200, $3,754 and $2,189 for the years ended December 31, 2019, 2018 and 2017, respectively and is reported in net investment income on the statutory statements of operations.

(17)   BORROWED MONEY

       The Company has entered into a membership agreement with the Federal
       Home Loan Bank of Des Moines (FHLB), providing an efficient way to set up a borrowing facility with access to low cost funding. The total borrowing capacity is dependent on the amount and type of Company assets. As of December 31, 2019, the Company had entered into agreements with face amount and carrying value totaling $95,000, which are recorded in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus

  57

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(17)  BORROWED MONEY (CONTINUED)

       and are not subject to prepayment penalties. The outstanding borrowings at December 31, 2019 have a maturity of three and seven years with principal due at those times. Interest rates are determined at the reset date and ranged from 2.64% to 3.18% during 2019. The Company paid
       $3,248, $5,364 and $4,110 in interest in 2019, 2018 and 2017, respectively, and accrued interest of $174 and $781 at December 31, 2019 and 2018, respectively, which are recorded in other liabilities and accrued commissions and expenses, respectively on the statutory statements of admitted assets, liabilities and capital and surplus.
       During 2019 and 2018, the maximum amount borrowed from the FHLB was
       $145,000 and $350,000, respectively.

       The Company pledged $900,538 of bonds as collateral for FHLB borrowings as of December 31, 2019. At that time, the Company had the capacity for either long-term or short-term borrowings of approximately $715,766 without pledging additional collateral. If the fair value of the pledged collateral falls below the required collateral for the outstanding borrowed amount, the Company is required to pledge additional collateral. The maximum amount of collateral pledged to the FHLB during
       2019 and 2018 was $912,889 and $925,924, respectively.

       As of December 31, 2019 and 2018, the Company held FHLB Class A membership stock of $10,000. The FHLB activity stock was $3,800 and
       $5,800 at December 31, 2019 and 2018, respectively. The FHLB stock is carried at cost and is recorded in common stocks on the statutory statements of admitted assets, liabilities and capital and surplus.

(18)   SURPLUS NOTES

       In September 1995, the Company issued surplus notes with a face value of
       $125,000, at 8.25%, due in September 2025. The surplus notes were issued pursuant to Rule 144A under the Securities Act of 1993, underwritten by
       Goldman, Sachs & Co. and CS First Boston, and are administered by the
       Company as registrar/paying agent. At December 31, 2019 and 2018, the balance of the surplus notes was $118,000.

       The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the
       Company. All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce. The accrued interest was $2,832 as of December 31, 2019 and 2018. The interest paid in 2019, 2018 and 2017 was $9,735. The total accumulated interest paid over the life of the note as of December 31, 2019 was $247,869. Interest is included in net investment income in the statutory statements of operations.

(19)   RETROSPECTIVELY RATED CONTRACTS

       The Company estimates accrued retrospective premium adjustments for its group life and accident and health insurance business through a mathematical approach using an algorithm of the financial agreements in place with clients.

       The amount of net premiums written by the Company at December 31, 2019 that are subject to retrospective rating features was $555,093 which represented 31.8% of the total net premiums written for group life and accident and health. No other net premiums written by the Company are subject to retrospective rating features.

  58

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(20)  ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL
      CHARACTERISTICS

        INDIVIDUAL ANNUITIES

                                                                                SEPARATE       SEPARATE
                                                                                 ACCOUNT        ACCOUNT
                                                                  GENERAL         WITH           NON-                         % OF
        AS OF DECEMBER 31, 2019                                   ACCOUNT      GUARANTEES     GUARANTEED         TOTAL        TOTAL
        ----------------------------------------------------   ------------   ------------   -------------   ------------    -------

        Subject to discretionary withdrawal:
          With market value adjustment                         $    639,463    $  540,267    $          --   $  1,179,730     12.6%
          At book value less current surrender charges
            of 5% or more                                           491,378            --               --        491,378      5.3%
          At fair value                                                  --        28,948        6,003,399      6,032,347     64.6%
                                                               ------------   ------------   -------------   ------------    -------
            Total with market value adjustment or at fair
             Value                                                1,130,841       569,215        6,003,399      7,703,455     82.5%
          At book value without adjustment                          810,873            --               --        810,873      8.7%
        Not subject to discretionary withdrawal                     791,588        19,731           13,617        824,936      8.8%
                                                               ------------   ------------   -------------   ------------    -------
            Total                                              $  2,733,302    $  588,946    $   6,017,016   $  9,339,264    100.0%
                                                               ============   ============   =============   ============    =======
        Amount included at book value less current
          surrender charges of 5% or more that will move
          to at book value without adjustment in the year
          after the report date                                $     38,241    $       --    $          --   $     38,241

        GROUP ANNUITIES

                                                                                SEPARATE       SEPARATE
                                                                                 ACCOUNT        ACCOUNT
                                                                  GENERAL         WITH           NON-                         % OF
        AS OF DECEMBER 31, 2019                                   ACCOUNT      GUARANTEES     GUARANTEED         TOTAL        TOTAL
        ----------------------------------------------------   ------------   ------------   -------------   ------------    -------

        Subject to discretionary withdrawal:
          With market value adjustment                         $  2,903,615    $       --    $          --   $  2,903,615     11.4%
          At book value less current surrender charges
            of 5% or more                                                --            --               --             --      0.0%
          At fair value                                                  --            --       19,481,974     19,481,974     76.6%
                                                               ------------   ------------   -------------   ------------    -------
            Total with market value adjustment or at fair
             Value                                                2,903,615            --       19,481,974     22,385,589     88.0%
          At book value without adjustment                           12,234            --               --         12,234      0.0%
        Not subject to discretionary withdrawal                   3,043,130            --               --      3,043,130     12.0%
                                                               ------------   ------------   -------------   ------------    -------
            Total                                              $  5,958,979    $       --    $  19,481,974   $ 25,440,953    100.0%
                                                               ============   ============   =============   ============    =======
        Amount included at book value less current
          surrender charges of 5% or more that will move
          to at book value without adjustment in the year
          after the report date                                $         --    $       --    $          --   $         --

  59

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(20)  ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL
      CHARACTERISTICS (CONTINUED)

        DEPOSIT TYPE CONTRACTS

                                                                                SEPARATE       SEPARATE
                                                                                 ACCOUNT        ACCOUNT
                                                                  GENERAL         WITH           NON-                         % OF
        AS OF DECEMBER 31, 2019                                   ACCOUNT      GUARANTEES     GUARANTEED         TOTAL        TOTAL
        ----------------------------------------------------  -------------   ------------  --------------  -------------    -------

        Subject to discretionary withdrawal:
          With market value adjustment                         $         --    $       --    $          --   $         --      0.0%
          At book value less current surrender charges
            of 5% or more                                                --            --               --             --      0.0%
          At fair value                                                  --            --               --             --      0.0%
                                                              -------------   ------------  --------------  -------------    -------
            Total with market value adjustment or at fair
             Value                                                       --            --               --             --      0.0%
          At book value without adjustment                        1,034,865            --               --      1,034,865     65.5%
        Not subject to discretionary withdrawal                     544,009            --               --        544,009     34.5%
                                                              -------------   ------------  --------------  -------------    -------
            Total                                              $  1,578,874    $       --    $          --   $  1,578,874    100.0%
                                                              =============   ============  ==============  =============    =======
        Amount included at book value less current
          surrender charges of 5% or more that will move
          to at book value without adjustment in the year
          after the report date                                $         --    $       --    $          --   $         --

        As of December 31, 2019:

                                                                                                                          AMOUNT
                                                                                                                       ------------

        Life and Accident and Health Annual Statement:
          Annuities                                                                                                    $  8,690,417
          Supplementary contracts with life contingencies                                                                     7,118
          Deposit-type contracts                                                                                          1,573,620
                                                                                                                       ------------
           Total reported on Life and Accident and Health Annual Statement                                               10,271,155
                                                                                                                       ------------
        Annual Statement of the Separate Accounts:
          Exhibit 3 line 0299999, column 2                                                                               26,087,936
                                                                                                                       ------------
           Total reported on the Annual Statement of the Separate Accounts                                               26,087,936
                                                                                                                       ------------
             Combined total                                                                                            $ 36,359,091
                                                                                                                       ============

  60

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(21)  ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS

                                                                                                      SEPARATE ACCOUNT -
                                                            GENERAL ACCOUNT                      GUARANTEED AND NON-GUARANTEED
                                              ------------------------------------------  -----------------------------------------
                                                 ACCOUNT         CASH                        ACCOUNT        CASH
        DECEMBER 31, 2019                         VALUE          VALUE         RESERVE        VALUE         VALUE          RESERVE
        ------------------------------------  ------------   ------------   ------------  -----------    -----------    -----------

        Subject to discretionary withdrawal,
          surrender values or policy loans:
          Term policies with cash value       $         --   $        --    $         --  $        --    $        --    $        --
          Universal life                         1,040,025     1,102,080       1,175,061           --             --             --
          Universal life with secondary
            guarantees                             208,376       173,722         486,795           --             --             --
          Indexed universal life                 5,474,783     4,977,061       5,335,316           --             --             --
          Indexed universal life with
            secondary guarantees                   948,713       835,706       1,241,490           --             --             --
          Indexed life                                  --            --              --           --             --             --
          Other permanent cash value life
            Insurance                            1,115,834     1,049,365       1,121,720           --             --             --
          Variable life                            400,004       703,122         620,116    2,924,964      2,517,576      2,849,441
          Variable universal life                   61,453        61,453          61,453      467,400        467,400        467,400
          Miscellaneous reserves                   239,047            --         239,047           --             --             --
        Not subject to discretionary
          withdrawal or no cash values:
          Term policies without cash value              --            --       1,030,433           --             --             --
          Accidental death benefits                     --            --              34           --             --             --
          Disability - active lives                     --            --          23,858           --             --             --
          Disability - disabled lives                   --            --         437,528           --             --             --
          Miscellaneous reserves                        --            --         683,479           --             --             --
                                              ------------   ------------   ------------  -----------    -----------    -----------
            Total                                9,488,235     8,902,509      12,456,330    3,392,364      2,984,976      3,316,841
             Reinsurance ceded                          --            --         759,928           --             --             --
                                              ------------   ------------   ------------  -----------    -----------    -----------
               Net total                      $  9,488,235   $ 8,902,509    $ 11,696,402  $ 3,392,364    $ 2,984,976    $ 3,316,841
                                              ============   ============   ============  ===========    ===========    ===========

         As of December 31, 2019:

                                                                                                                          AMOUNT
                                                                                                                      -------------

         Life and Accident and Health Annual Statement:
          Exhibit 5, Life insurance section, total (net)                                                              $   9,059,818
          Exhibit 5, Accidental death benefits sections, total (net)                                                             34
          Exhibit 5, Disability - active lives section, total (net)                                                          23,850
          Exhibit 5, Disability - disables lives section, total (net)                                                       384,140
          Exhibit 5, Miscellaneous reserves section, total (net)                                                          2,228,560
                                                                                                                      -------------
            Subtotal                                                                                                     11,696,402
         Separate Accounts Annual Statement:
          Exhibit 3 line 0199999, column 2                                                                                3,316,841
          Exhibit 3 line 0499999, column 2                                                                                       --
          Exhibit 3 line 0599999, column 2                                                                                       --
                                                                                                                      -------------
            Subtotal                                                                                                      3,316,841
                                                                                                                      -------------
              Combined total                                                                                          $  15,013,243
                                                                                                                      =============

  61

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(22)  PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

        Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2019 were as follows:

                                                                                                                           NET OF
                                                                                                                GROSS      LOADING
                                                                                                             -----------  ----------

        Ordinary new business                                                                                $    8,897   $   5,075
        Ordinary renewal business                                                                                60,515      95,540
        Credit life                                                                                                 108         108
        Group life                                                                                                1,357       1,262
                                                                                                             -----------  ----------
          Subtotal                                                                                               70,877     101,985
           Premiums due and unpaid                                                                              162,711     152,976
           Portion of due and unpaid over 90 days                                                                  (256)       (256)
                                                                                                             -----------  ----------
          Net admitted asset                                                                                 $  233,332   $ 254,705
                                                                                                             ===========  ==========

(23)    SUBSEQUENT EVENTS

        Through April 2, 2020, the date these financial statements were issued, there were no material subsequent events that required recognition or additional disclosure in the Company's financial statements.

  62

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

                     Schedule of Selected Financial Data
                              December 31, 2019
                               (IN THOUSANDS)

Investment Income Earned:
    U.S. Government bonds                                                                                           $       15,033
    Other bonds (unaffiliated)                                                                                             666,960
    Bonds of affiliates                                                                                                         --
    Preferred stocks (unaffiliated)                                                                                          2,903
    Preferred stocks of affiliates                                                                                              --
    Common stocks (unaffiliated)                                                                                            17,955
    Common stocks of affiliates                                                                                                 --
    Mortgage loans                                                                                                         169,700
    Real estate                                                                                                             24,233
    Premium notes, policy loans and liens                                                                                   31,589
    Cash on hand and on deposit                                                                                               (153)
    Short-term investments                                                                                                   4,856
    Other invested assets                                                                                                   30,773
    Derivative instruments                                                                                                   2,003
    Aggregate write-ins for investment income                                                                                2,779
                                                                                                                    ---------------
      Gross investment income                                                                                       $      968,631
                                                                                                                    ===============
Real Estate Owned - Book Value less Encumbrances                                                                    $       59,103

Mortgage Loans - Book Value:
    Farm mortgages                                                                                                  $           --
    Residential mortgages                                                                                                       --
    Commercial mortgages                                                                                                 4,148,884
                                                                                                                    ---------------
      Total mortgage loans                                                                                          $    4,148,884
                                                                                                                    ===============

Mortgage Loans By Standing - Book Value:
    Good standing                                                                                                   $    4,147,528
    Good standing with restructured terms                                                                           $        1,356
    Interest overdue more than 90 days, not in foreclosure                                                          $           --
    Foreclosure in process                                                                                          $           --

Other Long Term Assets - Statement Value                                                                            $      816,359

Collateral Loans                                                                                                    $           --

Bonds and Stocks of Parents, Subsidiaries and Affiliates - Book Value:
    Bonds                                                                                                           $           --
    Preferred stocks                                                                                                $           --
    Common stocks                                                                                                   $      447,288

  63

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

               Schedule of Selected Financial Data (Continued)
                              December 31, 2019
                               (IN THOUSANDS)

Bonds, Short-Term Investments and Certain Cash Equivalents by Class and Maturity:
    Bonds, Short-Term Investments and Certain Cash Equivalents by Maturity - Statement Value:
      Due within one year or less                                                                                   $    1,113,254
      Over 1 year through 5 years                                                                                        4,933,061
      Over 5 years through 10 years                                                                                      6,405,500
      Over 10 years through 20 years                                                                                     2,059,065
      Over 20 years                                                                                                      3,654,990
      No maturity date                                                                                                       3,050
                                                                                                                    ---------------
        Total by maturity                                                                                           $   18,168,920
                                                                                                                    ===============
    Bonds, Short-Term Investments and Certain Cash Equivalents by NAIC designation - Statement Value:
      NAIC 1                                                                                                        $   10,803,753
      NAIC 2                                                                                                             6,773,502
      NAIC 3                                                                                                               530,214
      NAIC 4                                                                                                                56,405
      NAIC 5                                                                                                                 4,928
      NAIC 6                                                                                                                   118
                                                                                                                    ---------------
        Total by NAIC designation                                                                                   $   18,168,920
                                                                                                                    ===============

Total Bonds, Short-Term Investments and Certain Cash Equivalents Publicly Traded                                    $   13,714,974
Total Bonds, Short-Term Investments and Certain Cash Equivalents Privately Placed                                   $    4,453,946

Preferred Stocks - Statement Value                                                                                  $       64,762
Common Stocks - Market Value                                                                                        $      933,690
Short-Term Investments and Cash Equivalents - Book Value                                                            $      218,053
Options, Caps & Floors Owned - Statement Value                                                                      $      749,326
Options, Caps & Floors Written and In Force - Statement Value                                                       $     (278,233)
Collar, Swap & Forward Agreements Open - Statement Value                                                            $       86,856
Futures Contracts Open - Current Value                                                                              $           --
Cash on Deposit                                                                                                     $      (71,472)

Life Insurance In Force:
    Industrial                                                                                                      $           --
    Ordinary                                                                                                        $   83,984,770
    Credit Life                                                                                                     $    6,165,772
    Group Life                                                                                                      $  545,698,545

Amount of Accidental Death Insurance In Force Under Ordinary Policies                                               $       34,555

Life Insurance Policies with Disability Provisions in Force:
    Industrial                                                                                                      $           --
    Ordinary                                                                                                        $      207,563
    Credit Life                                                                                                     $       50,839
    Group Life                                                                                                      $  291,066,817

  64

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

               Schedule of Selected Financial Data (Continued)
                              December 31, 2019
                               (IN THOUSANDS)

Supplementary Contracts in Force:
   Ordinary - Not Involving Life Contingencies:
      Amount on Deposit                                                                                               $     124,892
      Income Payable                                                                                                  $       9,545
   Ordinary - Involving Life Contingencies:
      Income Payable                                                                                                  $         314
   Group - Not Involving Life Contingencies:
      Amount on Deposit                                                                                               $      18,327
      Income Payable                                                                                                  $          --
   Group - Involving Life Contingencies:
      Income Payable                                                                                                  $      28,647

Annuities:
   Ordinary:
      Immediate - Amount of Income Payable                                                                            $     111,846
      Deferred - Fully Paid - Account Balance                                                                         $   2,001,291
      Deferred - Not Fully Paid - Account Balance                                                                     $   6,675,779
   Group:
      Immediate - Amount of Income Payable                                                                            $     211,305
      Deferred - Fully Paid - Account Balance                                                                         $          --
      Deferred - Not Fully Paid - Account Balance                                                                     $      12,232

Accident and Health Insurance - Premiums In Force:
   Ordinary                                                                                                           $          --
   Group                                                                                                              $     500,531
   Credit                                                                                                             $      56,956

Deposit Funds and Dividend Accumulations:
   Deposit Funds - Account Balance                                                                                    $   1,371,776
   Dividend Accumulations - Account Balance                                                                           $      58,532

Claim Payments:
   Group Accident and Health:
      2019                                                                                                            $      60,496
      2018                                                                                                            $      32,209
      2017                                                                                                            $       7,331
      2016                                                                                                            $       1,879
      2015                                                                                                            $         907
      Prior                                                                                                           $       1,218
   Other Accident and Health:
      2019                                                                                                            $          15
      2018                                                                                                            $          --
      2017                                                                                                            $          --
      2016                                                                                                            $          --
      2015                                                                                                            $          --
      Prior                                                                                                           $          --
   Other Coverages that use Developmental Methods to Calculate Claims Reserves:
      2019                                                                                                            $       5,621
      2018                                                                                                            $       5,721
      2017                                                                                                            $       3,223
      2016                                                                                                            $       1,741
      2015                                                                                                            $         978
      Prior                                                                                                           $         814

See accompanying independent auditors' report.

  65

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

          Schedule of Supplemental Investment Risks Interrogatories
                              December 31, 2019
                               (IN THOUSANDS)

1.)    Total admitted assets (excluding separate accounts):                                             $26,633,182

2.)     10 Largest exposures to a single issuer/borrower/investment:

        ISSUER                                                                                            AMOUNT      PERCENTAGE
        --------------------------------------------------------------------------------------------   ------------   ----------

        FNMA - Loan Backed Securities                                                                  $   893,591          3.4%
        FHLMC - Loan Backed Securities                                                                 $   816,702          3.1%
        Securian Life Insurance Co                                                                     $   447,286          1.7%
        Goldman Sachs                                                                                  $   250,735          0.9%
        Wells Fargo                                                                                    $   246,424          0.9%
        BANK Commerical Mortgage Pass-Through                                                          $   179,842          0.7%
        Morgan Stanley                                                                                 $   145,679          0.5%
        UBS Commerical Mortgage Trust                                                                  $   133,633          0.5%
        JP Morgan                                                                                      $   130,168          0.5%
        Morgan Stanley Bank of America Trust                                                           $   125,437          0.5%

3.)     Total admitted assets held in bonds and preferred stocks by NAIC rating:

       BONDS                                           AMOUNT      PERCENTAGE     STOCKS       AMOUNT     PERCENTAGE
       -------------------------------------------   -----------   ----------   ---------    -----------  ----------

       NAIC-1                                        $10,803,753        40.6%      P/RP-1    $    17,400        0.1%
       NAIC-2                                        $ 6,773,502        25.4%      P/RP-2    $    33,348        0.1%
       NAIC-3                                        $   530,214         2.0%      P/RP-3    $    10,919        0.0%
       NAIC-4                                        $    56,405         0.2%      P/RP-4    $     3,095        0.0%
       NAIC-5                                        $     4,928         0.0%      P/RP-5    $        --        0.0%
       NAIC-6                                        $       118         0.0%      P/RP-6    $        --        0.0%

4.)     Assets held in foreign investments:

                                                                                                              AMOUNT      PERCENTAGE
                                                                                                          -------------  -----------

        Total admitted assets held in foreign investments:                                                $   1,331,389         5.0%
        Foreign-currency denominated investments of:                                                      $          --         0.0%
        Insurance liabilities denominated in that same foreign currency:                                  $          --         0.0%

5.)     Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                                                                          AMOUNT      PERCENTAGE
                                                                                                       -----------   -----------

        Countries rated by NAIC-1                                                                      $ 1,302,176          4.9%
        Countries rated by NAIC-2                                                                      $     4,940          0.0%
        Countries rated by NAIC-3 or below                                                             $    24,273          0.1%

  66

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

    Schedule of Supplemental Investment Risks Interrogatories (Continued)
                              December 31, 2019
                               (IN THOUSANDS)

6.)     Two largest foreign investment exposures to a single country, categorized by the country's
        NAIC sovereign rating:

                                                                                                             AMOUNT      PERCENTAGE
                                                                                                          ------------   -----------

        Countries rated by NAIC-1
           Country:                               Australia                                               $    359,591          1.4%
           Country:                               United Kingdom                                          $    343,931          1.3%
        Countries rated by NAIC-2
           Country:                               Mauritius                                               $      2,918          0.0%
           Country:                               Italy                                                   $      2,022          0.0%
        Countries rated by NAIC-3 or below
           Country:                               Guernsey                                                $     17,732          0.1%
           Country:                               Barbados                                                $      6,541          0.0%

7.)     Aggregate unhedged foreign currency exposure:

                                                                                                            AMOUNT      PERCENTAGE
                                                                                                         ------------   ----------

                                                                                                         $    68,118          0.3%

8.)     Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

                                                                                                        AMOUNT      PERCENTAGE
                                                                                                     ------------   ----------

       Countries rated by NAIC-1                                                                     $     67,243         0.3%
       Countries rated by NAIC-2                                                                     $        875         0.0%
       Countries rated by NAIC-3 or below                                                            $         --         0.0%

9.)     Two largest unhedged foreign currency exposures to a single country, categorized by the
        country's NAIC sovereign rating:

                                                                                                             AMOUNT      PERCENTAGE
                                                                                                          ------------   -----------

        Countries rated by NAIC-1
           Country:                               United Kingdom                                          $     20,497          0.1%
           Country:                               France                                                  $     12,666          0.0%
        Countries rated by NAIC-2
           Country:                               Italy                                                   $        875          0.0%
           Country:                               None                                                    $         --          0.0%
        Countries rated by NAIC-3 or below
           Country:                               None                                                    $         --          0.0%
           Country:                               None                                                    $         --          0.0%

10.)    10 Largest non-sovereign foreign issues:

        ISSUER                                   NAIC RATING                                                 AMOUNT      PERCENTAGE
        ---------------------------------------  ------------------------------------------------------  -------------   -----------

        Electricite de France                    1                                                       $      55,040         0.2%
        Hofer Financial Services                 1                                                       $      50,000         0.2%
        Takeda Pharmaceutical Co                 2                                                       $      41,907         0.2%
        Ausgrid                                  2                                                       $      35,000         0.1%
        TransGrid                                2                                                       $      35,000         0.1%
        Transurban Queensland                    2                                                       $      34,166         0.1%
        Intermediate Capital Group               2                                                       $      32,800         0.1%
        CSL Limited                              1                                                       $      30,000         0.1%
        Port of Melbourne                        2                                                       $      30,000         0.1%
        Diageo Capital PLC                       1                                                       $      28,744         0.1%

  67

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

    Schedule of Supplemental Investment Risks Interrogatories (Continued)
                              December 31, 2019
                               (IN THOUSANDS)

11.)    There were no admitted assets held in Canadian investments and unhedged
        Canadian currency exposures that exceeded 2.5% of the Company's total admitted assets.

12.)    There were no admitted assets held in investments with contractual sales restrictions exposures that exceeded 2.5% of the Company's total admitted assets.

13.)    Admitted assets held in the largest 10 equity interests:

        ISSUER                                                                                            AMOUNT      PERCENTAGE
        --------------------------------------------------------------------------------------------   ------------   ----------

        Securian Life Insurance Co                                                                     $    447,286         1.7%
        Securian Asset Management Mutual Funds                                                         $     74,477         0.3%
        iShares Mutual Funds                                                                           $     68,947         0.3%
        Charles River Funds                                                                            $     32,171         0.1%
        AEA Funds                                                                                      $     32,002         0.1%
        Genstar Funds                                                                                  $     29,332         0.1%
        Draper Fisher Jurvetson Funds                                                                  $     26,449         0.1%
        Varde Funds                                                                                    $     24,656         0.1%
        First Reserve Funds                                                                            $     23,551         0.1%
        Maveron Funds                                                                                  $     18,357         0.1%

14.)    Admitted assets held in nonaffiliated, privately place equities:

                                                                                                              AMOUNT      PERCENTAGE
                                                                                                          -------------  -----------

        Aggregate statement value of investments held in nonaffiliated privately placed equities          $     718,025         2.7%

        3 Largest investments held in nonaffiliated, privately placed equities

                                                                                                        AMOUNT     PERCENTAGE
                                                                                                     -----------   -----------

       Charles River Funds                                                                           $    32,171         0.1%
       AEA Funds                                                                                     $    32,002         0.1%
       Genstar Funds                                                                                 $    29,332         0.1%

15.)    There were no admitted assets held in general partnership interests that exceeded 2.5% of the Company's total admitted assets.

  68

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

    Schedule of Supplemental Investment Risks Interrogatories (Continued)
                              December 31, 2019
                               (IN THOUSANDS)

16.)    Admitted assets held in mortgage loans:

        10 Largest Annual Statement Schedule B aggregate mortgage interests:

        ISSUER                                   TYPE                                                        AMOUNT       PERCENTAGE
        ---------------------------------------  ------------------------------------------------------   ------------   -----------

        Massry Portfolio                         Commercial                                               $     61,056          0.2%
        IRET Apartment Portfolio                 Commercial                                               $     54,900          0.2%
        Novaya Industrial Portfolio,
         Novaya Wilmington Industrial,
         Novaya Industrial Portfolio             Commercial                                               $     43,750          0.2%
        Meritex-Atlanta                          Commercial                                               $     43,250          0.2%
        Wilshire Union Shopping Center           Commercial                                               $     41,000          0.2%
        Towers of Colonie Apartments             Commercial                                               $     38,627          0.1%
        Marshalls Plaza                          Commercial                                               $     31,725          0.1%
        Hubb NYC Portfolio                       Commercial                                               $     27,500          0.1%
        Concord Ave Medical                      Commercial                                               $     23,256          0.1%
        Kelsey II, Kelsey 1A1B, AON 31st         Commercial                                               $     22,317          0.1%

        Admitted assets held in the following categories of mortgage loans:

        CATEGORY                                                                                             AMOUNT       PERCENTAGE
        -----------------------------------------------------------------------------------------------   ------------   -----------

        Construction loans                                                                                $         --          0.0%
        Mortgage loans over 90 days past due                                                              $         --          0.0%
        Mortgage loans in the process of foreclosure                                                      $         --          0.0%
        Mortgage loans foreclosed                                                                         $         --          0.0%
        Restructured mortgage loans                                                                       $      1,356          0.0%

17.)    Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

       LOAN-TO-VALUE                             RESIDENTIAL                 COMMERCIAL                AGRICULTURAL
       -------------------------------   -------------------------    ------------------------   -------------------------

       Above 95%                         $        --          0.0%    $      --           0.0%   $         --        0.0%
       91% to 95%                        $        --          0.0%    $      --           0.0%   $         --        0.0%
       81% to 90%                        $        --          0.0%    $      --           0.0%   $         --        0.0%
       71% to 80%                        $        --          0.0%    $  44,764           0.2%   $         --        0.0%
       below 70%                         $        --          0.0%    $4,104,314          15.4%   $         --        0.0%

18.)    There were no assets that exceeded 2.5% of the Company's total admitted assets held in each of the
        five largest investments in one parcel or group of contiguous parcels of real estate reported in the Annual Statement Schedule A.

  69

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

    Schedule of Supplemental Investment Risks Interrogatories (Continued)
                              December 31, 2019
                               (IN THOUSANDS)

19.)    There were no admitted assets held in investments held in mezzanine real estate loans that exceeded 2.5% of the Company's total admitted assets.

20.)    Total admitted assets subject to the following types of agreements:

                                                                                                 AT END OF EACH QUARTER
       AGREEMENT TYPE                                        AT YEAR END                   1ST QTR       2ND QTR       3RD QTR
       -------------------------------------------    ------------------------  -------------------    ----------    ----------

       Securities lending                             $        --               0.0%     $      --     $      --     $      --
       Repurchase                                     $        --               0.0%     $      --     $      --     $      --
       Reverse repurchase                             $        --               0.0%     $      --     $      --     $      --
       Dollar repurchase                              $        --               0.0%     $      --     $      --     $      --
       Dollar reverse repurchase                      $        --               0.0%     $      --     $      --     $      --

21.)    Warrants not attached to other financial instruments, options, caps, and floors:

                                                                          OWNED                   WRITTEN
                                                                -----------------------  -----------------------

       Hedging                                                  $      --          0.0%   $       --        0.0%
       Income generation                                        $      --          0.0%   $       --        0.0%
       Other                                                    $      --          0.0%   $       --        0.0%

22.)    Potential exposure for collars, swaps and forwards:

                                                                                                  AT END OF EACH QUARTER
                                                              AT YEAR END                  1ST QTR        2ND QTR      3RD QTR
                                                      -------------------------  ------------------    ----------    ----------

       Hedging                                        $    20,556                0.1%    $    8,160    $   15,818    $   20,680
       Income generation                              $        --                0.0%    $       --    $       --    $       --
       Replications                                   $        --                0.0%    $       --    $       --    $       --
       Other                                          $        --                0.0%    $        6    $       --    $       --

23.)    Potential exposure for future contracts:

                                                                                                  AT END OF EACH QUARTER
                                                              AT YEAR END                  1ST QTR        2ND QTR      3RD QTR
                                                      -------------------------  ------------------    ----------    ----------

       Hedging                                        $    33,855                0.1%    $   29,269    $   28,439    $   42,934
       Income generation                              $        --                0.0%    $       --    $       --    $       --
       Replications                                   $        --                0.0%    $       --    $       --    $       --
       Other                                          $        --                0.0%    $       --    $       --    $       --

See accompanying independent auditors' report.

  70

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

                         Summary Investment Schedule
                              December 31, 2019
                               (IN THOUSANDS)

INVESTMENT CATEGORIES                                                    GROSS INVESTMENT HOLDINGS            ADMITTED ASSETS
--------------------------------------------------------------------   -----------------------------   -----------------------------

Long-term bonds
    US governments                                                     $     632,012           2.45%    $     632,012         2.46%
    All other governments                                                     26,324           0.10%           26,324         0.10%
    US states, territories and possessions, etc. guaranteed                    2,892           0.01%            2,892         0.01%
    US political subdivisions of states, territories, and
      possessions, guaranteed                                                 59,982           0.23%           59,982         0.23%
    US special revenue and special assessment obligations,
      etc. non-guaranteed                                                  2,454,697           9.51%        2,454,697         9.56%
    Industrial and miscellaneous                                          14,863,241          57.56%       14,863,241        57.85%
    Hybrid securities                                                         30,085           0.12%           30,085         0.12%
    SVO identified funds                                                       3,050           0.01%            3,050         0.01%
                                                                       --------------   ------------    --------------  -----------
       Total long-term bonds                                           $  18,072,283          69.99%    $  18,072,283        70.34%

Preferred stocks
    Industrial and miscellaneous (unaffiliated)                        $      64,762           0.25%    $      64,762         0.25%
                                                                       --------------   ------------    --------------  -----------
       Total preferred stocks                                          $      64,762           0.25%    $      64,762         0.25%

Common stocks
    Industrial and miscellaneous publicly traded (unaffiliated)        $     321,557           1.25%    $     321,557         1.25%
    Industrial and miscellaneous other (unaffiliated)                         14,340           0.05%           14,340         0.05%
    Parents, subsidiaries and affiliates other                               447,297           1.73%          447,288         1.74%
    Mutual funds                                                             150,505           0.58%          150,505         0.59%
                                                                       --------------   ------------    --------------  -----------
       Total common stocks                                             $     933,699           3.61%    $     933,690         3.63%

Mortgage loans
    Commercial mortgages                                               $   4,149,078          16.07%    $   4,148,884        16.15%
                                                                       --------------   ------------    --------------  -----------
       Total mortgage loans                                            $   4,149,078          16.07%    $   4,148,884        16.15%

Real estate
    Properties occupied by the company                                 $      59,103           0.23%    $      59,103         0.23%
                                                                       --------------   ------------    --------------  -----------
       Total real estate                                               $      59,103           0.23%    $      59,103         0.23%

Cash, cash equivalents and short-term investments
    Cash                                                               $     (71,472)         -0.28%    $     (71,472)       -0.28%
    Cash equivalents                                                         210,912           0.82%          210,912         0.82%
    Short-term investments                                                     7,141           0.03%            7,141         0.03%
                                                                       --------------   ------------    --------------  -----------
       Total cash, cash equivalents and short-term investments         $     146,581           0.57%    $     146,581         0.57%

Policy loans                                                           $     592,046           2.29%    $     588,342         2.29%

Derivatives                                                            $     845,188           3.27%    $     845,188         3.29%

Other invested assets                                                  $     942,127           3.65%    $     816,359         3.18%

Receivable for securities                                              $      18,126           0.07%    $      17,186         0.07%
                                                                       --------------   ------------    --------------  -----------

Total invested assets                                                  $  25,822,993         100.00%    $  25,692,378       100.00%
                                                                       ==============   ============    ==============  ===========

See accompanying independent auditors' report.

  71

     (Continued)

PART C

OTHER INFORMATION

Variable Annuity Account

Cross Reference Sheet to Other Information

Form N-4

Item Number	Caption in Other Information

24.	Financial Statements and Exhibits

25.	Directors and Officers of the Depositor

26.	Persons Controlled by or Under Common Control with the Depositor or Registrant

27.	Number of Contract Owners

28.	Indemnification

29.	Principal Underwriters

30.	Location of Accounts and Records

31.	Management Services

32.	Undertakings

PART C.    OTHER INFORMATION

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS

(a)	Audited Financial Statements of Variable Annuity Account for the year ended December 31, 2019, are included in Part B of this filing and consist of the following:

	1.	Report of Independent Registered Public Accounting Firm.

	2.	Statements of Assets and Liabilities, as of December 31, 2019.

	3.	Statements of Operations, year or period ended December 31, 2019.

	4.	Statements of Changes in Net Assets, years or periods ended December 31, 2019 and 2018.

	5.	Notes to Financial Statements.

Audited Financial Statements and Supplementary Schedules of the Depositor, Minnesota Life Insurance Company are included in Part B of this filing and consist of the following:

	1.	Independent Auditors’ Report – Minnesota Life Insurance Company.

	2.	Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus – Minnesota Life Insurance Company as of December 31, 2019 and 2018.

	3.	Statutory Statements of Operations and Capital and Surplus – Minnesota Life Insurance Company for the years ended December 31, 2019, 2018 and 2017.

	4.	Statutory Statements of Cash Flows – Minnesota Life Insurance Company for the years ended December 31, 2019, 2018 and 2017.

	5.	Notes to Financial Statements – Minnesota Life Insurance Company for the years ended December 31, 2019, 2018 and 2017.

	6.	Schedule of Selected Financial Data – Minnesota Life Insurance Company as of December 31, 2019.

	7.	Schedule of Supplemental Investigation Risks Interrogatories – Minnesota Life Insurance Company as of December 31, 2019.

	8.	Summary Investment Schedule – Minnesota Life Insurance Company as of December 31, 2019.

(b)	Exhibits

	1.	The Resolution of The Minnesota Mutual Life Insurance Company’s Executive Committee of its Board of Trustees establishing the Variable Annuity Account previously filed February 28, 2005 as exhibit 24(c)(1) to Variable Annuity Account’s Form N-4, File Number 333-111067, Post-Effective Amendment Number 1, is hereby incorporated by reference.

	2.	Not applicable.

	3.	The Amended and Restated Distribution Agreement between Minnesota Life Insurance Company and Securian Financial Services, Inc. previously filed on April 27, 2009 as exhibit 24(c)(3) to Variable Annuity Account’s Form N-4, File Number 2-97564, Post-Effective Amendment Number 28, is hereby incorporated by reference.

4.	(a)	The Flexible Payment Deferred Variable Annuity, form 84-9091 previously filed April 23, 1997 as exhibit 24(c)(4)(a) to Variable Annuity Account’s Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

(b)	The Single Payment Deferred Variable Annuity, form 84-9092 previously filed April 23, 1997 as exhibit 24(c)(4)(b) to Variable Annuity Account’s Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

(c)	The Qualified Plan Agreement, form 84-9094 previously filed April 23, 1997 as exhibit 24(c)(4)(c) to Variable Annuity Account’s Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

(d)	The Retirement Certificate, form MHC-83-9060 previously filed March 1, 1999 as Exhibit 24(c)(4)(e) to Variable Annuity Account’s Form N-4, File Number 2-97564, Post-Effective Amendment Number 16, is hereby incorporated by reference.

(e)	The Endorsement, form 86-9135 previously filed April 23, 1997 as Exhibit 24(c)(4)(f) to Variable Annuity Account’s Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

(f)	The Endorsement, form 87-9171 previously filed April 23, 1997 as Exhibit 24(c)(4)(g) to Variable Annuity Account’s Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

(g)	The Flexible Payment Deferred Variable Annuity Contract, form MHC-84-9091 Rev. 1-88 previously filed April 23, 1997 as Exhibit 24(c)(4)(h) to Variable Annuity Account’s Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

(h)	The Single Payment Deferred Variable Annuity Contract, form MHC-84-9092 Rev. 1-88 previously filed April 23, 1997 as Exhibit 24(c)(4)(i) to Variable Annuity Account’s Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

(i)	Tax Sheltered Annuity Amendment, form MHC-88-9213 previously filed March 1, 1999 as Exhibit 24(c)(4)(j) to Variable Annuity Account’s Form N-4, File Number 2-97564, Post-Effective Amendment Number 16, is hereby incorporated by reference.

(j)	Rider, Texas Optional Retirement Program, form F. 22976 Rev. 9-81 previously filed April 23, 1997 as
Exhibit 24(c)(4)(k) to Variable Annuity Account’s Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

(k)	The Flexible Payment Deferred Variable Annuity Contract, form 84-9091 Rev. 3-91 previously filed April 23, 1997 as Exhibit 24(c)(4)(l) to Variable Annuity Account’s Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

(l)	Endorsement, form 91-9256 previously filed April 23, 1997 as Exhibit 24(c)(4)(m) to Variable Annuity Account’s Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

	(m)	The Single Payment Deferred Variable Annuity Contract, form 84- 9092 Rev. 3-91 previously filed April 23, 1997 as Exhibit 24(c)(4)(n) to Variable Annuity Account’s Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

	(n)	Endorsement, form 91-9257 previously filed April 23, 1997 as Exhibit 24(c)(4)(o) to Variable Annuity Account’s Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

	(o)	Single Payment Deferred Variable Annuity Contract, form number MHC-92-9284 previously filed March 1, 1999 as Exhibit 24(c)(4)(p) to Variable Annuity Account’s Form N-4, File Number 2-97564, Post-Effective Amendment Number 16, is hereby incorporated by reference.

	(p)	Flexible Payment Deferred Variable Annuity Contract, form number MHC-92-9283 previously filed March 1, 1999 as Exhibit 24(c)(4)(q) to Variable Annuity Account’s Form N-4, File Number 2-97564, Post-Effective Amendment Number 16, is hereby incorporated by reference.

	(q)	Individual Retirement Annuity (IRA) Agreement, SEP, Traditional IRA and Roth-IRA, form number MHC-97-9418 previously filed March 1, 1999 as Exhibit 24(c)(4)(r) to Variable Annuity Account’s Form N-4, File Number 2-97564, Post-Effective Amendment Number 16, is hereby incorporated by reference.

	(r)	Individual Retirement Annuity, SIMPLE – (IRA) Agreement, form number MHC-98-9431 previously filed March 1, 1999 as Exhibit 24(c)(4)(s) to Variable Annuity Account’s Form N-4, File Number 2-97564, Post-Effective Amendment Number 16, is hereby incorporated by reference.

	(s)	Endorsement, form number 14-70265, previously filed on February 26, 2015 as Exhibit 24(b)(4)(y) to Variable Annuity Account’s Form N-4, File Number 333-182763, Post-Effective Amendment numbers 9 and 241, is hereby incorporated by reference.

5.	(a)	Amendment to the Application, Texas Optional Retirement Program, form 81-9013 previously filed April 23, 1997 as this exhibit 24(c)(5)(a) to Variable Annuity Account’s Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

	(b)	Variable Annuity Application, form number 99-70020 Rev. 5-2001, previously filed April 24, 2000 as this exhibit 24(c)(5)(b) to Variable Annuity Account’s Form N-4, File Number 2-97564, Post-Effective Amendment Number 18, is hereby incorporated by reference.

	(c)	Variable Annuity Application, form number 92-9286 Rev. 9-1997 previously filed April 23, 1997 as this exhibit 24(c)(5)(c) to Variable Annuity Account’s Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

6.	Certificate of Incorporation and Bylaws.

	(a)	Restated Certificate of Incorporation of Minnesota Life Insurance Company previously filed March 1, 1999 as this exhibit 24(c)(6)(a) to Variable Annuity Account’s Form N-4, File Number 2-97564, Post-Effective Amendment Number 16, is hereby incorporated by reference.

	(b)	Bylaws of Minnesota Life Insurance Company previously filed as exhibit 26(f)(2) to Minnesota Life Variable Life Account’s Form N-6, File Number 333-120704, Initial Registration Statement, on November 23, 2004, is hereby incorporated by reference.

7.	Not applicable.

8.	(a)	Participation Agreement among Securian Funds Trust, Advantus Capital Management, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(1)(i) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

(i) Shareholder Information Agreement among Securian Funds Trust and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(1)(ii) to Minnesota Life Account’s Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

(b)	Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed February 27, 2003 as exhibit 27(h)(2)(i) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

	(i)	Addendum Dated May 1, 2000 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed February 27, 2003 as exhibit 27(h)(2)(ii) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

	(ii)	Amendment to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed February 27, 2003 as exhibit 27(h)(2)(iii) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

	(iii)	Amendment Dated December 1, 2002 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed February 27, 2003 as exhibit 27(h)(2)(iv) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

	(iv)	Amendment Dated March 1, 2004 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, filed on April 22, 2005 as Exhibit 26(h)(2)(v) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 14, is hereby incorporated by reference.

	(v)	Amendment dated May 1, 2005 to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(2)(vi) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

	(vi)	Amendment Number Two to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, filed on December 20, 2006 as exhibit 24(c)(8)(d)(vi) to Variable Annuity Account’s Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

	(vii)	Amendment Number Seven to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed on October 4, 2007 as Exhibit 24(c)(8)(b)(vii) to Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

	(viii)	Amendment Number Eight to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(2)(x) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 36, on April 27, 2015, is hereby incorporated by reference.

(c)	Amended and Restated Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(3) to Minnesota Life’s Variable Universal Life Account Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

(d)	Fund Shareholder Services Agreement between Minnesota Life Insurance Company and Ascend Financial Services, Inc. filed February 27, 2003 as exhibit 27(h)(6) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

(e)	Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company filed February 26, 2003 as exhibit 24(c)(8)(e)(i) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

(i) First Amendment to Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(1)(b) to the Securian Life Variable Universal Life Account’s Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

(f)	Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company filed February 26, 2003 as exhibit 24(c)(8)(f) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

(i) First Amendment to Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(2)(b) to the Securian Life Variable Universal Life Account’s Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

	(g)	Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed April 30, 2003 as exhibit 27(h)(14)(i) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

		(i)	Amendment to Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed April 30, 2003 as exhibit 27(h)(14)(ii) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

		(ii)	Amendment No. 2 to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed April 30, 2003 as exhibit 27(h)(14)(iii) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

(iii)	Amendment No. 3 to Participation Agreement between Franklin Templeton variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company, previously filed as

Exhibit 26(h)(14)(iv) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post- Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

		(iv)	Amendment No. 4 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(14)(v) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

		(v)	Amendment No. 5 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(8)(q)(v) to Variable Annuity Account’s Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

		(vi)	Amendment No. 6 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company filed on October 4, 2007 as Exhibit 24(c)(8)(m)(vi) to Variable Annuity Account’s Form N-4, File Number 333-136242, Pre-Effective Amendment Number 3, is hereby incorporated by reference.

		(vii)	Amendment to Participation Agreement by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc. effective August 16, 2010 previously filed on April 25, 2011 as exhibit 24(c)(8)(m)(vii)to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

		(viii)	Amendment No. 7 to Participation Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(x) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012 is hereby incorporated by reference.

		(ix)	Participation Agreement Addendum dated May 1, 2012 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(xi) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

		(x)	Amendment No. 8 to Participation Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(xii) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

		(xi)	Amendment No. 10 to Participation Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(xiii) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

	(h)	Waddell & Reed Target Funds, Inc. Participation Agreement, previously filed February 19, 2004 as exhibit 27(h)(15) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 333-109853, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

		(i)	Amendment Number One to the Target Funds Participation Agreement among Minnesota Life Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc., previously filed as Exhibit 26(h)(15)(ii) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

		(ii)	Second Amendment to the Target Funds Participation Agreement among Minnesota Life Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc. previously filed as Exhibit 24(c)(8)(a)(ii) to Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective Amendment Number 6 on February 27, 2009, is hereby incorporated by reference.

		(iii)	Third Amendment to Target Funds Participation Agreement among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(n)(iii) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

		(iv)	Fourth Amendment to Ivy Funds Variable Insurance Portfolios Participation Agreement (Excludes Products Sold Through W&R Distribution System) among Minnesota Life Insurance Company, Waddell & Reed, Inc., and Ivy Funds Variable Insurance Portfolios, previously filed as Exhibit 26(h)(13)(vi) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post- Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

	(i)	Shareholder Information Agreement between Advantus Series Fund, Inc. and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(1)(iv) to Registrant’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 17 is hereby incorporated by reference.

	(j)	Rule 22c-2 Shareholder Information Agreement between Janus Capital Management, LLC, Janus Services LLC, Janus Distributors LLC, Janus Aspen Series and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(2)(viii) to Registrant’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

	(k)	Shareholder Information Agreement among Ivy Funds Distributor, Inc., Waddell & Reed, Inc. and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(5)(iii) to Registrant’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

	(l)	Rule 22c-2 Shareholder Information Agreement between MFS Fund Distributors, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(v) to Variable Annuity Account’s Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

(m)	Rule 22c-2 Shareholder Information Agreement by and between Credit Suisse Asset Management Securities, Inc., on behalf of each of the Credit Suisse Funds, and Minnesota Life Insurance Company, previously filed as
Exhibit 26(h)(10)(ii) to Registrant’s Form N-6, File Number 333-96383, Post-Effective Amendment Number 10 on February 28, 2008, is hereby incorporated by reference.

9.	Opinion and consent of David M. Dimitri, Esq.

10.	Consent of KPMG LLP.

11.	Not applicable.

12.	Not applicable.

13.	Minnesota Life Insurance Company Power of Attorney To Sign Registration Statements.

ITEM 25.    DIRECTORS AND EXECUTIVE OFFICERS OF THE MINNESOTA LIFE INSURANCE COMPANY

Name and Principal Position and Offices	Position and Offices with the Depositor
Erich J. Axmacher Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Corporate Compliance Officer & Chief Privacy Officer

Barbara A. Baumann Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Vice President – Business Services

Michael P. Boyle Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Law

Mary K. Brainerd 1823 Park Avenue Mahtomedi, MN 55115	Director

Kimberly K. Carpenter Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – CCO Individual Solutions

Gary R. Christensen Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Director, Attorney-In-Fact, Senior Vice President, General Counsel and Secretary

George I. Connolly Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Senior Vice President – Individual Solutions

Robert J. Ehren Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Senior Vice President – Business Services

Kristin M. Ferguson Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President & Actuary – CFO Individual Solutions

Julio A. Fesser Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Enterprise Facilities

Benjamin G. S. Fowke III Chairman, President and CEO Xcel Energy, Inc. 414 Nicollet Mall, 401-9 Minneapolis, MN 55401	Director

Siddharth S. Gandhi Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Senior Vice President – Chief Strategy & Enterprise Technology Officer

Sara H. Gavin President, North America Weber Shandwick 510 Marquette Ave 13F Minneapolis, MN 55402	Director

Mark J. Geldernick Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Vice President & Chief Risk Officer

Eric B. Goodman 101 North 7th Street Suite 202 Louisville, KY 40202	Director

Christopher M. Hilger Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Director, Chairman of the Board, President and CEO

John H. Hooley 4623 McDonald Drive Overlook Stillwater, MN 55082	Director

Ann McGarry Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Marketing

Susan M. Munson-Regala Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President & Actuary – Affinity Solutions

Ted J. Nistler Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Corporate Tax and Treasurer

Kent O. Peterson Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President & Actuary – CFO Retirement Solutions

Trudy A. Rautio 5000 France Avenue South 23 Edina, MN 55410-2060	Director

Robert L. Senkler 557 Portsmouth Court Naples, FL 34110	Director

Bruce P. Shay Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Executive Vice President

Mark W. Sievers Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Chief Audit Executive

Mary L. Streed Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – HRBP & Associate Experience

John A. Yaggy Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President and Controller

Warren J. Zaccaro Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Director, Executive Vice President and Chief Financial Officer

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:

Robert Street Property Management, Inc

Securian Financial Group, Inc. (Delaware)

Wholly-owned subsidiaries of Securian Financial Group, Inc.:

Lowertown Capital, LLC (Delaware)

Minnesota Life Insurance Company

Ochs, Inc.

Securian Asset Management, Inc.

Securian Casualty Company

Securian Financial Services, Inc.

Securian Holding Company Canada, Inc. (British Columbia, Canada)

Securian Ventures, Inc.

Wholly-owned subsidiaries of Minnesota Life Insurance Company:

Allied Solutions, LLC (Indiana)

Marketview Properties, LLC

Marketview Properties II, LLC

Marketview Properties III, LLC

Marketview Properties IV, LLC

Oakleaf Service Corporation

Securian AAM Holdings, LLC (Delaware)

Securian Life Insurance Company

Majority-owned subsidiary of Securian AAM Holdings, LLC:

Asset Allocation & Management Company, L.L.C. (Delaware)

Wholly-owned subsidiary of Securian Holding Company Canada, Inc. (British Columbia, Canada):

Securian Canada, Inc. (British Columbia, Canada)

Wholly-owned subsidiaries of Securian Canada, Inc. (British Columbia, Canada):

Canadian Premier General Insurance Company (Ontario, Canada)

Canadian Premier Life Insurance Company (Ontario, Canada)

CRI Canada Ltd. (British Columbia, Canada)

Selient, Inc. (Ontario, Canada)

Open-end registered investment company offering shares to separate accounts of Minnesota Life Insurance Company and Securian Life Insurance Company:

Securian Funds Trust

Majority-owned subsidiaries of Securian Financial Group, Inc.:

Empyrean Holding Company, Inc. (Delaware)

Securian Trust Company, N.A.

Wholly-owned subsidiary of Empyrean Holding Company, Inc. (Delaware):

Empyrean Benefit Solutions, Inc. (Delaware)

Wholly-owned subsidiaries of Empyrean Benefit Solutions, Inc. (Delaware):

Empyrean Insurance Services, Inc. (Texas)

Spinnaker Holdings, LLC (Delaware)

Wholly-owned subsidiaries of Spinnaker Holdings, LLC (Delaware):

Bloom Health Insurance Agency, LLC (Delaware)

Bloom Health Services, LLC (Delaware)

Fifty percent-owned subsidiary of Minnesota Life Insurance Company:

CRI Securities, LLC

Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

ITEM 27.    NUMBER OF CONTRACT OWNERS

As of February 4, 2020 the number of holders of securities of the Registrant were as follows:

Title of Class	Number of Record Holders
Variable Annuity Contracts	7,826

ITEM 28.    INDEMNIFICATION

The statement with respect to indemnification. Previously filed.

ITEM 29.    PRINCIPAL UNDERWRITERS

(a)	Securian Financial Services, Inc. currently acts as the principal underwriter for the following investment companies:

Minnesota Life Individual Variable Universal Life Account

Minnesota Life Variable Life Account

Minnesota Life Variable Universal Life Account

Securian Life Variable Universal Life Account

Variable Annuity Account

Variable Fund D

DIRECTORS AND OFFICERS OF UNDERWRITER

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER
George I. Connolly Securian Financial Services, Inc. 400 Robert Street North St. Paul, MN 55101	President, Chief Executive Officer and Director

Gary R. Christensen Securian Financial Services, Inc. 400 Robert Street North St. Paul, MN 55101	Director

Warren J. Zaccaro Securian Financial Services, Inc. 400 Robert Street North St. Paul, MN 55101	Director

Jeffrey D. McGrath Securian Financial Services, Inc. 400 Robert Street North St. Paul, MN 55101	Vice President

Kimberly F. Carpenter Securian Financial Services, Inc. 400 Robert Street North St. Paul, MN 55101	Senior Vice President – Chief Compliance Officer and Anti-Money Laundering Compliance Officer

Kjirsten G. Zellmer Securian Financial Services, Inc. 400 Robert Street North St. Paul, MN 55101	Vice President, Strategy & Business Operations

Kristin M. Ferguson Securian Financial Services, Inc. 400 Robert Street North St. Paul, MN 55101	Vice President, Chief Financial Officer, Treasurer and Financial Operations Principal

(c)	All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Other Compensation
Securian Financial Services, Inc.	$32,790,422	—	—	—

ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101-2098.

ITEM 31.    MANAGEMENT SERVICES

None.

Item 32.    Undertakings

(a)

The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

(b)

The Registrant hereby undertakes to include as part of any application to purchase a contract offered by the prospectus a space that an applicant can check to request a Statement of Additional Information.

(c)	The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this form promptly upon written or oral request.

(d)

Minnesota Life Insurance Company hereby represents that, as to the variable annuity contract which is the subject of this Registration Statement, the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Minnesota Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant, Variable Annuity Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and caused this Registration Statement to be signed on its behalf in the City of St. Paul and the State of Minnesota on the 28th day of April, 2020.

VARIABLE ANNUITY ACCOUNT
(Registrant)

By:	MINNESOTA LIFE INSURANCE COMPANY
(Depositor)

By	/s/ Christopher M. Hilger
Christopher M. Hilger
Chairman of the Board, President and Chief Executive Officer

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, Minnesota Life Insurance Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Saint Paul, and State of Minnesota, on the 28th day of April, 2020.

MINNESOTA LIFE INSURANCE COMPANY

BY	/s/ Christopher M. Hilger
Christopher M. Hilger
Chairman of the Board, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.

Signature	Title	Date
/s/ Christopher M. Hilger	Chairman of the Board	April 28, 2020
Christopher M. Hilger	President and Chief Executive Officer

*	Director
Robert L. Senkler

*	Director
Mary K. Brainerd

*	Director
Gary R. Christensen

*	Director
Sara H. Gavin

*	Director
Eric B. Goodman

*	Director
John H. Hooley

*	Director
Trudy A. Rautio

*	Director
Bruce P. Shay

*	Director
Warren J. Zaccaro

/s/ Warren J. Zaccaro	Executive Vice President and Chief Financial Officer (chief financial officer)	April 28, 2020
Warren J. Zaccaro

/s/ Warren J. Zaccaro	Executive Vice President and Chief Financial Officer	April 28, 2020
Warren J. Zaccaro	(chief accounting officer)

/s/ Ted J. Nistler	Second Vice President, Treasurer and Controller (treasurer)	April 28, 2020
Ted J. Nistler

/s/ Gary R. Christensen	Director, Attorney-in-Fact, Senior Vice President,	April 28, 2020
Gary R. Christensen	General Counsel and Secretary

*	Pursuant to power of attorney dated October 14, 2019, a copy of which is filed herewith.

EXHIBIT INDEX

Exhibit Number	Description of Exhibit

9.	Opinion and consent of David M. Dimitri, Esq.

10.	Consent of KPMG LLP.

13.	Minnesota Life Insurance Company Power of Attorney To Sign Registration Statements